UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05750

American Funds Short-Term Tax-Exempt Bond Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Brian C. Janssen

American Funds Short-Term Tax-Exempt Bond Fund

6455 Irvine Center Drive

Irvine, California 92620

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Semi-annual reports for the six months ended January 31, 2022

Invest in
municipal bonds
for tax-advantaged
income

These six municipal bond funds are offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge had been deducted from Class A shares (maximum 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York), the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2021 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated October 1, 2021:

	Cumulative total returns	Average annual total returns		Gross
	1 year	5 years	10 years	expense ratios
American Funds Short-Term Tax-Exempt Bond Fund
Class F-2 shares	–0.15%	1.73%	1.22%	0.45%
Class A shares*	–2.80	1.13	0.91	0.57

Limited Term Tax-Exempt Bond Fund
Class F-2 shares	0.28	2.71	2.25	0.34
Class A shares*	–2.48	1.97	1.80	0.58

The Tax-Exempt Bond Fund of America
Class F-2 shares	2.20	4.19	4.04	0.33
Class A shares*	–1.80	3.23	3.49	0.50

American High-Income Municipal Bond Fund
Class F-2 shares	5.75	5.96	6.03	0.41
Class A shares*	1.52	4.92	5.42	0.65
The Tax-Exempt Fund of California
Class F-2 shares	2.22	4.21	4.27	0.40
Class A shares*	–1.76	3.26	3.73	0.57

American Funds Tax-Exempt Fund of New York
Class F-2 shares	2.84	4.02	3.66	0.50	†
Class A shares*	–1.21	3.07	3.13	0.67	†

*	Reflects deduction of the maximum sales charge.
†	The net expense ratios for Class F-2 and Class A shares were 0.45% and 0.62%, respectively, as of the prospectus dated October 1, 2021.

For other share class results, visit capitalgroup.com. A summary of each fund’s 30-day yield can be found on page 2.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Fund of New York. Investment results and the net expense ratio reflect the reimbursement, without which the results would have been lower and the expense ratio would have been higher. This reimbursement will be in effect through at least October 1, 2022, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents
2	Funds’ 30-day yields
3	Results at a glance
Investment portfolios
4	American Funds Short-Term Tax-Exempt Bond Fund
34	Limited Term Tax-Exempt Bond Fund of America
84	The Tax-Exempt Bond Fund of America
212	American High-Income Municipal Bond Fund
296	The Tax-Exempt Fund of California
333	American Funds Tax-Exempt Fund of New York
341	Financial statements

Fellow investors:

Shown in the tables on the following pages are the 30-day yields and 12-month distribution rates as of February 28, 2022, as well as the results for the periods ended January 31, 2022, for Class F-2 and Class A shares of American Funds tax-exempt municipal bond funds. Also shown are the results of the funds’ primary benchmarks and peer groups. For additional information about the funds, their investment results, holdings and portfolio managers, visit capitalgroup.com/ individual/products/mutual-funds.html.

These six funds are offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

American Funds Short-Term Tax-Exempt Bond Fund seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Funds	1

Funds’ 30-day yields

Below is a summary of each fund’s 30-day yield and 12-month distribution rate for Class F-2 and Class A shares as February 28, 2022. For Class A shares both measures reflect the maximum sales charge (2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; 3.75% for The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York). Each fund’s 30-day yield is calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula. The SEC yield reflects the rate at which each fund is earning income on its current portfolio of securities while the distribution rate reflects the funds’ past dividends paid to shareholders. Accordingly, the funds’ SEC yields and distribution rates may differ.

	SEC 30-day yield		12-month distribution rate
American Funds Short-Term Tax-Exempt Bond Fund
Class F-2 shares	0.70%		0.57%
Class A shares	0.56		0.44

Limited Term Tax-Exempt Bond Fund
Class F-2 shares	0.99		1.02
Class A shares	0.73		0.76

The Tax-Exempt Bond Fund of America
Class F-2 shares	1.54		2.15
Class A shares	1.31		1.89

American High-Income Municipal Bond Fund
Class F-2 shares	2.28		3.05
Class A shares	1.96		2.70

The Tax-Exempt Fund of California
Class F-2 shares	1.56		2.23
Class A shares	1.33		1.97

American Funds Tax-Exempt Fund of New York
Class F-2 shares	1.56	*	2.28
Class A shares	1.33	*	2.02

*	The SEC 30-day yields for Class F-2 and Class A shares were 1.60% and 1.37%, respectively, with the fund’s reimbursement. The reimbursement will be in effect through at least October 1, 2022, unless modified or terminated by the funds’ board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Also, certain other income (such as distributions from gains on the sale of certain bonds purchased at less than par value, for The Tax-Exempt Bond Fund of America), as well as capital gain distributions, may be taxable. High-yield/lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade/higher rated bonds. The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York are more susceptible to factors adversely affecting issuers of each state’s tax-exempt securities than a more widely diversified municipal bond fund. Refer to the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

2	American Funds Tax-Exempt Funds

Results at a glance

For periods ended January 31, 2022 with distributions reinvested, for Class F-2 and Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime*

American Funds Short-Term Tax-Exempt Bond Fund
Class F-2 shares (since 8/12/09)	–1.65%	–1.63%	1.40%	1.05%	1.32%
Class A shares (since 8/7/09)	–1.71	–1.74	1.31	0.99	1.26
Bloomberg Municipal Short 1–5 Years Index	–1.83	–1.41	1.59	1.35	1.68
Lipper Short Municipal Debt Funds Average	–1.28	–1.05	1.15	0.86	1.12

Limited Term Tax-Exempt Bond Fund of America
Class F-2 shares (since 8/18/08)	–2.32	–1.99	2.22	1.95	3.80
Class A shares (since 10/6/93)	–2.43	–2.22	2.00	1.75	3.60
Bloomberg Municipal Short-Intermediate 1–10 Years Index	–2.55	–2.02	2.26	2.01	3.85
Lipper Short-Intermediate Municipal Debt Funds Average	–2.29	–1.87	1.82	1.49	3.12

The Tax-Exempt Bond Fund of America
Class F-2 shares (since 8/1/08)	–2.72	–1.18	3.59	3.49	6.26
Class A shares (since 10/3/79)	–2.81	–1.35	3.43	3.34	6.12
Bloomberg Municipal Bond Index	–3.10	–1.89	3.46	3.20	—	†
Lipper General & Insured Municipal Debt Funds Average	–3.14	–1.35	3.49	3.21	6.00

American High-Income Municipal Bond Fund
Class F-2 shares (since 8/12/08)	–2.35	1.38	5.32	5.44	5.62
Class A shares (since 9/26/94)	–2.46	1.14	5.09	5.24	5.42
Bloomberg Municipal Bond Index	–3.10	–1.89	3.46	3.20	5.03
Bloomberg High Yield Municipal Bond Index	–2.46	2.61	6.62	6.03	—	†
Lipper High Yield Municipal Debt Funds Average	–2.78	1.03	4.83	4.77	5.02

The Tax-Exempt Fund of California
Class F-2 shares (since 8/22/08)	–2.61	–0.90	3.61	3.72	5.37
Class A shares (since 10/28/86)	–2.69	–1.07	3.45	3.57	5.24
Bloomberg California Municipal Index	–3.23	–2.25	3.34	3.41	—	†
Lipper California Municipal Debt Funds Average	–3.23	–1.33	3.51	3.58	5.26

American Funds Tax-Exempt Fund of New York
Class F-2 shares (since 11/1/10)	–3.31	–1.00	3.28	3.06	3.62
Class A shares (since 11/1/10)	–3.40	–1.18	3.11	2.93	3.50
Bloomberg New York Municipal Index	–3.22	–1.69	3.19	3.06	3.43
Lipper New York Municipal Debt Funds Average	–3.18	–0.91	3.32	2.96	3.26

*	Lifetime results shown for both F-2 and A shares are as of each fund’s Class A share inception.
†	This index did not exist at the fund’s inception.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

Bloomberg Municipal Short 1–5 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to five years. Bloomberg Short-Intermediate 1–10 Years Index is a market value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years. Bloomberg Municipal Bond Index is a market value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg High Yield Municipal Bond Index is a market value-weighted index composed of municipal bonds rated below BBB/Baa. Bloomberg California Municipal Index is a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of California. Bloomberg New York Municipal Index is a market value-weighted index that includes only investment-grade (rated BBB/Baa and above) tax-exempt bonds of issuers within the state of New York.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Bloomberg source: Bloomberg Index Services Ltd. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper source: Refinitiv Lipper. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update, available at capitalgroup.com.

American Funds Tax-Exempt Funds	3

American Funds Short-Term Tax-Exempt Bond Fund	unaudited
Investment portfolio January 31, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 82.75%	Principal amount (000)	Value (000)
Alabama 1.17%
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2049 (put 2025)	$3,815	$4,147
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	2,420	2,664
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	5,500	5,556
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 2036 (preref. 2026)	2,000	2,329
City of Hoover, G.O. Warrants, Series 2016, 4.00% 2033 (preref. 2025)	1,000	1,116
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 2023 (put 2023)	1,680	1,672
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,028
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,500	1,599
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	1,335	1,529
		21,640

Alaska 0.23%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	1,925	2,035
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	430	446
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2032 (preref. 2023)	1,120	1,203
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2033 (preref. 2023)	540	580
		4,264

Arizona 1.56%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2026	140	160
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 0.40% 2023	250	247
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 0.75% 2025	650	624
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.875% 2032 (put 2023)	700	707
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2022	490	496
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 4.00% 2023	130	136
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 2025	145	162
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2026	1,010	1,152
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,875	1,987
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,450	1,510
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2023	1,125	1,182
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	1,445	1,580
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	825	909
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,675	1,886
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,500	1,701
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2024 (preref. 2023)[1]	250	263

4	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2025 (preref. 2023)[1]	$200	$211
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-B, 5.00% 2048 (put 2022)	7,000	7,219
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2003-A, 1.05% 2038 (put 2022)	2,680	2,681
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2022	400	408
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2025	2,025	2,257
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	140	153
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	830	907
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 2027	450	444
		28,982

California 7.19%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2030 (preref. 2023)	2,100	2,205
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 2043 (preref. 2023)	2,005	2,105
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[2]	1,250	1,255
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2047 (put 2023)[2]	500	502
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	2,200	2,231
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 0.36% 2056 (put 2027)[2]	1,795	1,796
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2056 (put 2026)[2]	665	670
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2027 (preref. 2022)	1,000	1,008
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-S-6, 5.00% 2054 (preref. 2024)	1,540	1,693
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	845	811
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,500	1,559
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2023	205	209
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2024	195	200
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	2,515	2,893
East Side Union High School Dist., G.O. Bonds, 2008 Election, Series 2012-D, 5.00% 2037 (preref. 2022)	4,140	4,234
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	400	419
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 2024 (escrowed to maturity)	165	183
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2022	110	112
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2023	160	167
Fresno Unified School Dist., G.O. Bonds, 2010 Election, Series 2013-C, 5.50% 2046	5,000	5,350
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	260	265
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	120	123
G.O. Bonds, Series 2021, 5.00% 2027	3,850	4,586
G.O. Bonds, Series 2021, 5.00% 2030	1,480	1,878
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	3,160	3,364
G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,500	1,690
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027	5,340	6,385
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2027	5,000	5,967
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,025	1,262
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2028 (preref. 2027)	1,570	1,861
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2029 (preref. 2027)	5,000	5,925
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	1,100	1,136
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	4,810	5,082
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2041 (preref. 2025)	1,385	1,574
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2023	550	572
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2024	405	433

American Funds Tax-Exempt Funds	5

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 2025	$690	$759
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.76% 2050 (put 2026)[2]	845	854
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2022	765	784
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2027	2,000	2,340
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 2028	3,000	3,573
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	2,070	2,033
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	180	179
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2023	235	248
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 2024	120	131
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2025	1,350	1,522
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 2024 (put 2023)	940	929
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 2044 (put 2023)	3,910	3,896
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,300	1,330
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2022	1,575	1,625
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2022 (escrowed to maturity)	425	439
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2022 (escrowed to maturity)	70	71
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2025	1,640	1,831
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026 (preref. 2022)	725	733
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2022	930	940
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2029	115	140
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2022	135	138
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2023	155	162
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 2025	1,250	1,317
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2025	1,465	1,642
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	1,300	1,421
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 2022	755	766
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 2023	855	882
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 2024	115	120
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 2024	1,000	1,084
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	4,185	4,311
County of San Diego, Water Auth., Water Rev. Ref. Bonds, Series 2013-A, 5.00% 2034 (preref. 2022)	1,000	1,033
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2016-D-2, 5.00% 2022	2,305	2,349
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Company LLC), Series 2019-A, AMT, 5.00% 2026	1,500	1,698
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	1,170	1,238
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2024	2,475	2,707
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2022	1,000	1,019
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2023	1,400	1,482
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	165	175
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	235	257
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2025	115	130
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	1,180	1,249

6	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	$685	$681
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	295	294
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	330	340
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-B-1, 0.45% 2030	5	5
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	255	294
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-A, BAM insured, 5.00% 2042	1,500	1,594
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	635	659
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	2,465	2,629
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	4,880	5,109
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	345	348
		133,195

Colorado 1.29%
Certs. of Part., Series 2021-A, 5.00% 2025	2,060	2,348
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2027	1,500	1,761
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[2]	605	605
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	2,000	2,157
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	970	1,026
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 2048	850	901
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	640	686
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 2049	4,645	4,985
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	1,340	1,442
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 2051	2,450	2,565
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	1,895	2,015
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 2054 (put 2024)	755	766
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2021-C-3-B, 2.00% 2051 (put 2026)	1,820	1,844
Weld County School Dist. RE-5J, G.O. Bonds, Series 2021, 5.00% 2022	750	778
		23,879

Connecticut 1.11%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	340	339
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2028	925	1,120
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2022	750	764
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2025	160	177
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 1999-U-1, 2.00% 2033 (put 2022)	1,000	1,000
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	4,790	4,809
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 2049 (put 2024)	2,280	2,234
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	2,135	2,252
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	180	185
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	395	410
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	465	482
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	950	1,001
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	355	374
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 2049	1,635	1,714
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	785	806
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	215	218
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	565	583
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2018-B, 5.00% 2022	2,000	2,059
		20,527

American Funds Tax-Exempt Funds	7

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Delaware 0.14%
G.O. Bonds, Series 2014-B, 4.00% 2024	$1,000	$1,071
G.O. Bonds, Series 2021, 5.00% 2031	1,115	1,436
		2,507

District of Columbia 1.33%
G.O. Bonds, Series 2021-D, 5.00% 2029	815	1,006
G.O. Bonds, Series 2015-A, 5.00% 2032	3,500	3,918
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2028	1,410	1,702
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)	7,295	7,239
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences), Series 2019, 1.45% 2039 (put 2022)	2,000	2,009
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2026	1,000	1,150
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2022	2,000	2,059
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2022	1,300	1,338
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2022	845	870
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2023	1,000	1,067
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	1,000	1,094
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2025	1,000	1,122
		24,574

Florida 3.70%
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 2022	515	533
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 4.00% 2023	450	474
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	325	323
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	1,250	1,333
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2023	1,100	1,173
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	1,300	1,422
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 2025 (put 2024)	1,470	1,447
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2024	885	969
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	405	411
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)	1,265	1,259
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2021-A, AMT, 0.30% 2056 (put 2022)	1,840	1,838
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2020-C, 5.00% 2022	875	888
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	145	153
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2025	2,679	3,007
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2026	3,000	3,459
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2023	1,500	1,601
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	2,500	2,736
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,295	1,359
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	2,125	2,277
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 2051	425	445
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	815	867
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052	610	641
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	230	235
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 2023 (put 2022)	1,435	1,429
JEA, Electric System Rev. Bonds, Series 2013-A-3, 5.00% 2022	420	432
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2023	630	673
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2024	650	716
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2025	1,540	1,744
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 2029	2,085	2,520
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2025	210	231

8	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2026	$185	$207
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 2024	2,000	2,195
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	1,000	1,092
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 2024 (put 2023)	1,785	1,771
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)	1,050	1,046
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2023 (preref. 2022)	1,000	1,019
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2025 (preref. 2022)	40	41
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2012-A, 5.00% 2042 (preref. 2022)	2,000	2,015
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 2024 (put 2023)	2,160	2,133
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	2,550	2,545
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)	2,145	2,110
County of Palm Beach, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Christian Manor), Series 2022, 1.25% 2025 (put 2024)	2,480	2,480
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 2025 (put 2024)	1,095	1,078
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	2,375	2,533
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 4.00% 2026	1,260	1,400
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027 (preref. 2022)	1,000	1,019
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	826	955
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	4,935	5,709
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	525	574
		68,517

Georgia 2.35%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,200	1,287
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 2028	665	793
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	700	691
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Bowen Project), Series 1997-1, 1.80% 2029	560	548
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	1,175	1,184
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrance Phase II Project), Series 2021-B, 0.34% 2025 (put 2024)	2,000	1,966
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	3,500	3,459
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	2,385	2,361
G.O. Bonds, Series 2020-A, 5.00% 2023	790	840
G.O. Rev. Ref. Bonds, Series 2016-E, 5.00% 2026	480	565
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	120	123
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	210	218
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,011
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 0.898% 2048 (put 2023)[2]	445	447
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	1,000	1,043
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	100	107
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	2,215	2,420
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2023	145	150
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2024	190	204
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2025	200	221

American Funds Tax-Exempt Funds	9

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2026	$280	$319
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2027	220	257
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2023	160	166
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2024	170	182
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2025	195	215
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2026	200	225
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2027	200	231
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2030	700	855
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 2024 (put 2023)	325	321
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Spring Grove Apartments Project), Series 2021, 0.25% 2024 (put 2023)	2,250	2,221
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2028	365	436
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2029	90	110
City of Sandy Springs, Public Facs. Auth., Rev. Bonds (Sandy Springs City Center Project), Series 2015, 5.00% 2047 (preref. 2026)	2,000	2,312
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-B, 0.34% 2023 (put 2022)	3,400	3,389
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 2023 (put 2022)	2,000	1,993
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (Tishco Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2025 (put 2024)	560	558
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 2025 (put 2024)	8,955	8,941
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 2024 (put 2023)	1,105	1,092
		43,461

Hawaii 0.16%
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2026	1,855	2,149
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	690	732
		2,881

Idaho 0.04%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2027	150	176
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2028	260	310
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2029	165	200
		686

Illinois 3.85%
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,750	2,940
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2023	1,200	1,236
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 4.00% 2022	2,800	2,870
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,032
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	500	517
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2026 (preref. 2024)	1,000	1,096
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2025	1,265	1,429
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2026	3,550	4,105
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-1, 5.00% 2050 (put 2024)	2,585	2,806
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	285	327
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.76% 2042 (put 2026)[2]	225	226
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	3,485	3,982
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	655	743

10	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 0.40% 2044 (put 2022)	$3,085	$3,075
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	3,500	3,996
G.O. Bonds, Series 2021-A, 5.00% 2027	1,145	1,314
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	330	319
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	1,765	1,755
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.06% 2050 (put 2025)[2]	5,625	5,758
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	360	387
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	4,945	5,195
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	1,825	1,916
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 2024	765	787
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2022	1,000	1,014
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-C, 5.00% 2023	500	520
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	2,500	2,768
City of Springfield, Water Rev. Bonds, Series 2012, 5.00% 2037 (preref. 2022)	1,500	1,506
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 2024	1,295	1,392
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	2,265	2,510
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	1,825	1,897
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	1,500	1,612
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2018-A, 5.00% 2024	1,080	1,167
County of Will, G.O. Bonds, Series 2016, 5.00% 2045 (preref. 2025)	8,000	9,115
		71,312

Indiana 1.58%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 2038 (put 2026)	520	507
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	325	337
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2023	1,335	1,429
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	1,030	1,034
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2022	1,000	1,000
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2027	330	388
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2028	370	446
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2022	445	458
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2023	690	737
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2023	220	235
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2025	1,250	1,421
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2025	1,250	1,418
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2028	1,250	1,519
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	75	79
Franklin Township Multi-School Building Corp., Property Tax First Mortgage Ref. Bonds, Series 2012-B, 5.00% 2029 (preref. 2023)	1,165	1,213
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	95	100
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 2024 (put 2023)	1,825	1,810
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	975	1,046
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 2049	305	320
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	330	352
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	820	859
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	600	631
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2022	750	761
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2023	65	69
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2024	635	683
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2025	775	834
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2026	2,965	3,269

American Funds Tax-Exempt Funds	11

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2028	$300	$343
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2033	2,000	2,186
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	2,445	2,413
City of Rockport, Pollution Control Rev. Ref. Bonds (AEP Generating Company Project), Series 1995-A, 1.35% 2025 (put 2022)	980	984
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	405	422
		29,303

Iowa 0.19%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049	395	421
Fin. Auth., Solid Waste Fac. Rev. Green Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Project), Series 2021, AMT, 1.50% 2042 (put 2024)	905	908
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	2,000	2,273
		3,602

Kansas 0.23%
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 0.571% 2024[2]	4,000	4,016
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	265	272
		4,288

Kentucky 0.72%
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)	800	788
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	3,950	3,910
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	1,595	1,578
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2022	1,755	1,806
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	405	415
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	2,385	2,568
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	390	415
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 2044 (put 2027)	1,975	1,945
		13,425

Louisiana 1.82%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2023	500	519
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,094
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	2,500	2,480
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2026	1,125	1,287
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-2, 0.55% 2043 (put 2022)	8,665	8,667
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-A, 0.60% 2043 (put 2023)	2,995	2,996
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 2043 (put 2023)	1,165	1,165
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 2023	835	890
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 2024 (put 2023)	1,820	1,809
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 2023	1,900	1,879

12	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	$2,265	$2,241
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2020-B, 3.50% 2050	1,145	1,220
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2013-A, 4.00% 2048 (preref. 2023)	1,000	1,033
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 2024	1,000	1,099
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2013-A, 1.65% 2033 (put 2023)	1,835	1,849
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 2050 (put 2025)	610	679
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.00% 2036 (preref. 2025)	1,020	1,145
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2027	1,235	1,439
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	215	227
		33,718

Maine 0.35%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2022	125	129
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2024	65	71
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2025	75	84
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 2051	4,000	4,209
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	1,330	1,369
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	25	25
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 5.00% 2030	520	646
		6,533

Maryland 1.53%
County of Baltimore, Metropolitan Dist., G.O. Bonds, Series 2021, 5.00% 2024	560	606
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	865	881
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	3,110	3,380
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	1,580	1,699
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 2050	2,830	2,986
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	755	798
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 2050	835	892
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 2051	1,320	1,382
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 3.00% 2051	1,265	1,329
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051	795	837
G.O. Bonds, State and Local Facs. Loan of 2014, Series 2014-C-2, 5.00% 2022	2,300	2,353
G.O. Bonds, State and Local Facs. Loan of 2014, Series 2014-B-2, 5.00% 2025 (preref. 2022)	1,170	1,196
G.O. Bonds, State and Local Facs. Loan of 2017, Series 2017-A-2, 5.00% 2022	1,000	1,023
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2015, 5.00% 2045 (preref. 2024)	3,000	3,280
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	990	1,047
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 2022	1,140	1,174

American Funds Tax-Exempt Funds	13

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 2023	$700	$748
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2015, 5.00% 2023	890	930
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 5.00% 2026	1,585	1,836
		28,377

Massachusetts 0.58%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	430	426
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 4.00% 2022	500	507
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2024	500	546
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2025	1,000	1,125
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 0.66% 2049 (put 2026)[2,3]	470	470
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2022	1,310	1,349
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2023	780	832
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2024	300	330
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 2037	205	196
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 2023	125	123
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 2024	160	157
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	125	122
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	100	102
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	230	239
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	70	71
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	245	253
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 2047	830	871
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	1,030	1,068
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	385	404
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	90	92
Massachusetts Bay Transportation Auth., Sales Tax Green Bond Anticipation Notes, Series 2021, 4.00% 2025	965	1,051
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2021-B, 5.00% 2026	350	406
		10,740

Michigan 2.03%
Brandon School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2030 (preref. 2025)	1,250	1,402
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	375	382
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	4,930	5,109
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	125	125
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	2,500	2,645
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2025	1,000	1,126
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	615	624
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	2,625	2,665
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	4,575	4,561
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	440	430
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	600	625
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	2,065	2,162
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	1,695	1,800
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	4,975	5,343
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	1,855	1,975
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,675	2,809
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 4.00% 2024	700	742

14	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	$1,000	$1,037
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 2049 (put 2024)	710	722
Regents of the University of Michigan, General Rev. Bonds, Series 2012-E, (SIFMA Municipal Swap Index + 0.27%) 0.32% 2033 (put 2022)[2]	1,300	1,300
		37,584

Minnesota 1.30%
County of Dakota, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Ree-Aster House Apartments Project), Series 2020, 0.35% 2024 (put 2023)	2,885	2,863
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	1,275	1,268
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	85	86
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	320	332
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	220	228
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	485	507
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	1,170	1,211
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	70	73
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	2,860	3,023
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	535	568
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	3,260	3,517
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	1,100	1,170
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	920	977
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 2051	1,370	1,433
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	680	711
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 2052	2,665	2,800
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 2052	1,230	1,294
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	280	294
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	720	719
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2014-B, AMT, 5.00% 2025	1,000	1,070
		24,144

Mississippi 0.15%
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	545	541
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2033 (preref. 2025)	1,025	1,137
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2025)	1,025	1,137
		2,815

Missouri 1.14%
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 1.00% 2027	155	148
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 4.00% 2051 (put 2026)	6,005	6,663
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	1,150	1,221
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 2050	905	965
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-D, 3.25% 2051	1,850	1,953
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 2052	1,670	1,754
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	485	508
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052	970	1,031

American Funds Tax-Exempt Funds	15

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	$315	$327
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	220	227
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	1,300	1,357
Kansas City, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Cathedral Towers), Series 2020, 0.35% 2024 (put 2022)	3,500	3,500
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 2025 (put 2023)	1,455	1,437
		21,091

Montana 0.51%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2037 (put 2023)[2]	4,660	4,664
Board of Housing, Single Family Homeownership Bonds, Series 2012-A-2, AMT, 4.00% 2038	290	298
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	245	253
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	1,310	1,406
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 2050	1,195	1,251
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050	935	1,012
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 2051	385	404
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 2052	200	211
		9,499

Nebraska 0.52%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2022	500	512
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	100	104
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	200	208
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	575	593
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	215	224
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	1,360	1,446
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	670	711
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	1,970	2,090
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	2,990	3,138
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 2050	605	634
		9,660

Nevada 1.14%
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.25% 2050 (put 2022)[3]	2,635	2,635
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 2025	1,765	1,967
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2023	1,470	1,554
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 2024 (put 2023)	1,980	1,961
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	610	610
Housing Division, Multi Unit Housing Rev. Bonds (Whittell Pointe Apartments), Series 2020, 0.30% 2023 (put 2022)	1,920	1,915
Las Vegas Valley Water Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	4,070	4,128
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2025	1,000	1,015
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	400	423
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	5	5

16	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 0.625% 2036 (put 2022)	$1,360	$1,360
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 2.05% 2036 (put 2022)	2,500	2,507
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-E, AMT, 2.05% 2036 (put 2022)	1,000	1,003
		21,083

New Hampshire 0.17%
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 0.435% 2033 (put 2024)[2]	3,085	3,071

New Jersey 1.96%
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.15% 2023	5,500	5,512
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 2025	1,755	1,686
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 2029 (put 2027)	2,325	2,194
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.20% 2034 (put 2023)	4,915	4,917
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,000	1,018
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2023	850	898
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2019-B-3, 5.00% 2045 (put 2026)	1,000	1,152
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2023	2,425	2,567
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 5.00% 2023	300	321
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2024	330	363
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)	1,810	1,813
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Riverside Senior Apartments Project), Series 2019-D, 1.35% 2022 (put 2022)	2,200	2,206
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	4,000	4,341
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	765	835
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 2051	1,800	1,910
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2023	4,015	4,228
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	320	367
		36,328

New Mexico 0.77%
Albuquerque Municipal School Dist. No. 12, G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2024	670	735
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 2051	2,475	2,143
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 2040 (put 2023)	500	500
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	3,985	3,978
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	435	453
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	505	532
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	565	606
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-B, Class I, 3.00% 2051	1,080	1,130
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	130	137
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	3,650	4,062
		14,276

American Funds Tax-Exempt Funds	17

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York 6.00%
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 2023	$100	$104
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 2024	70	74
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	1,220	1,222
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2024 (escrowed to maturity)	3,000	3,252
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2025	8,975	9,989
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	150	189
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2024	3,000	3,248
City of Geneva, Dev. Corp., Rev. Ref. Bonds (Hobart and William Smith Colleges Project), Series 2012, 5.00% 2032 (preref. 2022)	310	318
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	1,020	1,035
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023	1,345	1,350
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024	770	764
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	2,225	2,166
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-2, 0.65% 2056 (put 2025)	1,775	1,725
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	1,515	1,475
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 2061 (put 2027)	4,230	4,099
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	2,000	2,000
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	1,865	1,865
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-B, 5.00% 2022	650	671
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-B, AMBAC insured, 5.25% 2023	715	771
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2026 (preref. 2022)	1,000	1,035
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	1,000	1,035
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2044 (put 2022)[2]	4,000	4,003
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2047 (preref. 2022)	2,650	2,743
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2022	1,845	1,905
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 2022	1,020	1,053
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	2,155	2,153
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[2]	520	519
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	1,590	1,699
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2023	675	721
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	395	434
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.30% 2022	270	269
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.40% 2023	265	263
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.55% 2023	195	193
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	720	742
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	475	485
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	380	390
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	370	385
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	3,915	4,103
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	240	248
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	995	1,039
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,215	1,266
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	835	893
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051	280	299
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2022	1,140	1,174
New York City G.O. Bonds, Series 2020-B-1, 4.00% 2023	1,000	1,051
New York City G.O. Bonds, Series 2013-J, 5.00% 2025	2,325	2,469
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2025	2,000	2,250
New York City G.O. Bonds, Series 2018-A, 5.00% 2026	1,185	1,370
New York City G.O. Bonds, Series 2014-I-1, 5.00% 2026	640	691
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	180	229
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	1,455	1,628
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2024	105	113
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	390	390
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	465	465

18	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	$2,035	$1,998
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	1,000	1,014
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	1,750	1,718
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	1,890	1,828
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	80	81
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	165	172
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2024	3,725	4,118
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	3,345	3,698
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 5.00% 2027	1,500	1,794
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-I, 5.00% 2027	610	641
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2012-E-1, 5.00% 2023	1,125	1,129
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 2022	525	535
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 2023	375	396
Port Auth., Consolidated Bonds, Series 194, 5.00% 2024	1,050	1,159
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2024	1,000	1,093
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2025	880	984
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2024	2,340	2,530
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 2024	1,000	1,047
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2025	1,000	1,116
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2027	2,805	3,223
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	200	215
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 2023 (put 2022)	915	912
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)	3,815	3,789
		111,212

North Carolina 2.73%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	2,735	2,727
Capital Facs. Fin. Agcy., Rev. Bonds (Duke University Project), Series 2014 -C, 5.00% 2042 (preref. 2022)	1,000	1,008
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	200	198
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (Oakley Square Apartments Project), Series 2020-A, 0.30% 2024 (put 2022)	675	675
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,180
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	885	878
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-E, 0.80% 2048 (put 2025)	3,230	3,173
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-B, 5.00% 2050 (put 2024)	7,855	8,699
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 5.00% 2030	515	640
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	1,900	2,041
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 2051	6,880	7,228
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	535	553
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	3,025	3,200
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	3,400	3,671
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	440	472
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	955	948
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2022	600	607
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2023	1,000	1,052
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2026	1,615	1,797

American Funds Tax-Exempt Funds	19

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2028	$1,000	$1,106
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.468% 2041 (put 2022)[2]	7,030	7,035
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 2023	1,650	1,727
		50,615

North Dakota 0.78%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024	1,310	1,284
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2027	605	714
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	1,680	1,758
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	110	114
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	120	124
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	1,770	1,853
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	700	741
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 2049	3,810	4,081
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	715	769
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 2050	815	869
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 2051	770	805
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052	970	1,020
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	225	236
		14,368

Ohio 3.32%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2026 (put 2024)	175	173
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 2029 (put 2024)	1,000	1,018
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-3, 6.25% 2037 (preref. 2022)[1]	1,850	1,886
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2025	1,085	1,207
City of Cleveland, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	1,000	1,098
City of Columbus, Limited Tax Bonds, Series 2019-B, 5.00% 2023	1,690	1,775
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	5,965	5,901
G.O. Common Schools Bonds, Series 2018-A, 5.00% 2024	545	596
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	160	160
G.O. Highway Capital Improvements Bonds (Highway User Receipts), Series 2012-Q, 5.00% 2028 (preref. 2022)	845	855
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2030	1,500	1,883
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 2047 (preref. 2022)[1]	5,870	6,370
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2023	75	78
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2023	1,205	1,253
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2024	1,565	1,684
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2025	555	615
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2026	2,500	2,848
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2027	4,000	4,674
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	480	477
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 2024 (put 2023)	1,875	1,853
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	720	711
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pendleton Apartments Project), Series 2021, 0.26% 2025 (put 2023)	1,750	1,739
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	1,590	1,584
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (The Arts Apartments Project), Series 2020-A, 0.35% 2023 (put 2022)	2,000	1,999
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	580	606

20	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	$455	$477
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 2047	295	313
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	1,575	1,659
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	1,500	1,621
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	2,240	2,408
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	2,040	2,168
Kent State University, General Receipts Rev. Bonds, Series 2016, 4.00% 2022	1,000	1,009
Madison Local School Dist., School Improvement Rev. Ref. Bonds, Series 2014, 5.25% 2037 (preref. 2022)	2,190	2,225
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 2027	575	669
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2029	145	179
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2022	205	209
Solid Waste Auth., Solid Waste Facs. G.O. Improvement and Rev. Ref. Bonds, Series 2012, 5.00% 2024 (preref. 2022)	1,215	1,233
City of Toledo, Waterworks System Rev. Bonds, Series 2020, 5.00% 2031	1,000	1,263
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	2,525	2,636
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	190	201
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	125	154
		61,467

Oklahoma 0.35%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	1,190	1,261
Tulsa County Independent School Dist. No. 1, Combined Purpose G.O. Bonds, Series 2021-B, 2.00% 2026	5,140	5,285
		6,546

Oregon 0.82%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 2026	700	781
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 2047	1,180	1,235
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	2,325	2,449
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	1,095	1,081
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	430	426
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,300	1,371
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 2051	895	954
City of Portland, Sewer System Rev. Ref. Bonds, Series 2016-B, 5.00% 2022	1,215	1,236
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 2023	1,000	1,056
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 2024	1,750	1,900
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, 5.00% 2025	800	891
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2030 (preref. 2024)	1,695	1,878
		15,258

Pennsylvania 2.80%
County of Berks, G.O. Bonds, Series 2015, 4.00% 2027 (preref. 2023)	170	179
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2030 (put 2025)[2]	460	458
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2031 (put 2025)[2]	630	627
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2032 (put 2025)[2]	480	478

American Funds Tax-Exempt Funds	21

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.75% 2022	$500	$507
Central Dauphin School Dist., G.O. Bonds, Series 2016, 5.00% 2027 (preref. 2026)	995	1,156
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	185	198
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	155	166
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 2023	1,800	1,770
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2022	495	514
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2023	610	644
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 2037 (put 2024)	1,200	1,185
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 2023	1,000	1,072
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 2033 (put 2026)	5,000	4,888
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.66% 2049 (put 2024)[2]	2,265	2,276
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2026	95	107
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2027	525	605
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	1,015	1,081
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	620	643
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	1,325	1,352
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	490	504
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	200	206
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	310	321
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	2,085	2,185
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	2,135	2,235
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	1,000	1,044
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051	850	896
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 2051	950	996
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	2,505	2,481
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	3,290	3,253
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2025	1,200	1,349
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 2022	325	333
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 1.14% 2028 (put 2024)[2]	3,500	3,528
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2022	500	513
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2028	1,265	1,515
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 2026	1,000	1,154
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 2027	600	705
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 2028	365	437
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 2029	1,080	1,317
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,000	1,026
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 0.71% 2040 (put 2023)[2]	2,770	2,788
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2022	405	420
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2025	500	570
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	1,150	1,192
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2026	400	468
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2024	485	537
		51,879

Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2028	380	448

22	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Rhode Island 0.67%
Clean Water Fin. Agcy., Water Pollution Control Revolving Fund Rev. Bonds (Pooled Loan Issue), Series 2012-A, 5.00% 2032 (preref. 2022)	$1,510	$1,555
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	620	632
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	610	629
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 2048	735	785
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051	3,620	3,803
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	580	574
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,300	1,345
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	650	694
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 2024	2,100	2,307
		12,324

South Carolina 1.62%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 2025 (put 2024)	5,395	5,386
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	1,120	1,110
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2024	500	530
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2025	525	570
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2013, 5.00% 2043 (preref. 2023)	3,000	3,130
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	1,360	1,425
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	170	179
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	1,070	1,151
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	1,600	1,734
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	760	799
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 2052	1,940	2,050
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	55	58
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)	870	868
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	1,380	1,453
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2024	700	774
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2022	3,395	3,519
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	245	274
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Hickory Heights and Oakland Apartments Project), Series 2021, 0.29% 2024 (put 2023)	3,030	3,008
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2027	395	460
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2028	1,365	1,621
		30,099

South Dakota 0.29%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	70	71
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	320	330
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	65	67
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	425	443
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	1,350	1,402
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	690	746
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	2,175	2,275
		5,334

Tennessee 0.80%
City of Chattanooga, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Bonds (Battery Heights Apartments Project), Series 2021, 0.20% 2024 (put 2023)	1,270	1,256
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	185	188
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 2039	345	357
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	1,255	1,331
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	710	751
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	240	246
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	360	373
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	275	286
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	150	157

American Funds Tax-Exempt Funds	23

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	$355	$370
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	300	322
City of Kingsport, Industrial Dev. Board, Collateralized Multi Family Housing Bonds (Kings West Apartments Project), Series 2020, 0.35% 2023[2]	1,000	999
County of Knox, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Bonds (Covenant Village Project), Series 2020, 0.30% 2023 (put 2022)	625	624
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	1,205	1,189
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Bonds (Tillman Cove Apartments), Series 2020, 0.55% 2024 (put 2024)	3,135	3,087
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Memphis Tower Apartments Project), Series 2020, 0.25% 2023 (put 2022)	625	623
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	500	622
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	685	725
County of Shelby, Health, Educational and Housing Fac. Board, Rev. Bonds (Methodist Le Bonheur Healthcare), Series 2017-A, 5.00% 2022	1,330	1,345
		14,851

Texas 13.92%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	160	159
Alamo Heights Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021, 4.00% 2027	5,685	6,407
Aldine Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2025	1,335	1,488
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2024	1,000	1,081
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2014-B, 0.45% 2036 (put 2023)	1,730	1,718
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2024	215	230
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2025	160	175
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2026	95	105
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2022	325	334
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2023	390	411
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2024	405	436
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2025	425	466
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2026	440	491
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2022	1,000	1,002
City of Arlington, Water and Wastewater System Rev. Bonds, Series 2021, 5.00% 2023	1,020	1,077
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	3,640	3,628
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2022	250	256
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 2026	1,000	1,170
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	595	741
Azle Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2024	1,035	1,117
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	1,735	1,991
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	660	826
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	1,500	1,567
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2024	1,000	1,081
Birdville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	1,275	1,332
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,200	1,413
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	605	606
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	1,975	1,953
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	2,060	2,424
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Grand Avenue Flats), Series 2021, 0.29% 2039 (put 2024)	2,305	2,257
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	4,125	4,129
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	2,760	2,723

24	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2024	$645	$696
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,485	1,655
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	1,135	1,186
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	735	719
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 2023	90	94
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 2024	115	123
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 2025	160	175
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2025	1,000	1,133
Conroe Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	1,140	1,142
Coppell Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 4.00% 2044 (preref. 2023)	1,470	1,542
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2020, 0% 2022	4,430	4,417
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 5.00% 2025 (preref. 2023)	400	418
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	2,000	2,161
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2040 (put 2024)	1,670	1,626
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-E, 5.00% 2023	1,000	1,030
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Estates at Shiloh), Series 2019, 1.25% 2037 (put 2023)	2,685	2,699
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	1,595	1,589
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,630	1,742
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2031	1,100	1,218
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	145	154
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	600	664
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2022	2,160	2,163
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 5.00% 2027	1,000	1,114
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2024	300	329
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2025	315	356
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2025	210	237
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	460	468
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	1,000	1,158
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	1,000	1,064
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 2027	330	389
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	880	1,057
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	870	956
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	9,850	9,482
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	7,290	7,223
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2023	1,750	1,829
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	500	573
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,000	1,177
Friendswood Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2023	700	710
G.O. College Student Loan Bonds, Series 2013-B, AMT, 5.25% 2022	3,155	3,229
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2030	510	556
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	1,275	1,247
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2024	315	340
Garland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	1,000	1,045
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2030	600	666
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2027	1,125	1,324

American Funds Tax-Exempt Funds	25

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2035 (put 2026)	$810	$754
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	1,390	1,386
Hallsville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2025	1,000	1,116
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	440	443
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	2,265	2,265
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2024	1,000	1,096
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2026	3,500	4,077
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 0.63% 2049 (put 2024)[2]	4,000	4,015
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.721% 2046 (put 2024)[2]	1,255	1,258
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	1,075	1,076
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2024	1,325	1,465
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	840	869
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	3,185	3,154
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	860	858
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	1,495	1,474
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,160	2,271
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	800	863
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	2,675	2,904
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	800	857
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	675	711
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	630	615
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2027	1,000	1,169
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2028 (preref. 2022)	1,000	1,019
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2022	50	51
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2023	50	52
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2024	45	48
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2025	40	44
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	775	767
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2022	500	512
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2025	445	498
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2024	575	627
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2023	550	583
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2026	320	366
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 3.00% 2022	150	150
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2023	360	372
Houston Independent School Dist., Limited Tax Schoolhouse and Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,000	1,002
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	1,000	1,097
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2055 (put 2025)	2,000	2,045
Jacksonville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2025	2,240	2,497
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	955	957
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027 (preref. 2025)	1,000	1,114

26	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 2034 (preref. 2025)	$1,500	$1,627
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2026	435	496
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	1,065	1,067
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2015, 5.00% 2024	2,000	2,160
Longview Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,685	1,688
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	440	555
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2031	185	234
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 0.90% 2030 (put 2023)	1,110	1,104
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	795	777
County of Midland, Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 2024 (put 2023)	1,500	1,488
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 5.00% 2037 (preref. 2023)	1,000	1,045
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2023	1,000	1,076
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	1,395	1,587
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	125	129
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2025	1,480	1,645
City of New Braunfels, Utility System Rev. Ref. Bonds, Series 2021, 5.00% 2023	1,000	1,059
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University at Galveston Project), Series 2014-A, 4.75% 2046 (preref. 2024)	1,295	1,396
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	535	525
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	400	410
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	2,000	2,079
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024	675	726
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 2024 (escrowed to maturity)	325	350
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,105	2,258
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	5,000	4,869
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	1,895	1,876
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,105	1,107
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	3,310	3,452
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2022	1,225	1,227
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2023	1,795	1,874
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	1,010	1,055
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	450	563
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2023)	6,480	6,591
Round Rock Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,100	1,125
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 2045 (put 2026)	1,760	1,732
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	1,165	1,215
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,400	1,601
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2026	1,000	1,144
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	745	757
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	635	635
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	1,000	1,083
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2022	565	573
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2026	1,925	2,240
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 2024	1,400	1,537
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	560	585
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	190	205
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-1, 0.45% 2036 (put 2023)	2,675	2,651
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-2, 0.26% 2039 (put 2024)	1,645	1,603
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 2041 (put 2026)	5,000	4,810
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,000	1,084
Transportation Commission, Highway Improvement G.O. Bonds, Series 2014, 5.00% 2029 (preref. 2024)	1,080	1,171

American Funds Tax-Exempt Funds	27

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	$11,000	$10,715
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2029	860	1,062
Trinity River Auth., Rev. Ref. Bonds (Tarrant County Water Project), Series 2015, 5.00% 2025	1,005	1,116
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 2024 (put 2023)	2,500	2,466
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2023	1,000	1,050
Upper Trinity Regional Water Dist., Treated Water Supply System Rev. Ref. Bonds, Series 2021, BAM insured, 2.00% 2022	750	756
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043 (preref. 2022)	1,000	1,004
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 5.00% 2024	750	823
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2019, 5.00% 2028	1,000	1,218
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2022	2,000	2,019
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 5.00% 2024	1,990	2,199
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 2027	1,300	1,539
		257,979

Utah 0.50%
Jordan Valley Water Conservancy Dist., Water Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 2023	1,100	1,176
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 2026	2,250	2,571
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 2029	1,500	1,805
County of Salt Lake, Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Act), Series 2021, 5.00% 2024	2,140	2,335
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2012, 5.00% 2026 (preref. 2022)	1,195	1,215
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	95	101
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2024	90	98
		9,301

Vermont 0.03%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 2044	175	184
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	315	337
		521

Virginia 2.48%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2025	870	979
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033 (preref. 2023)	3,735	3,878
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034 (preref. 2023)	1,950	2,025
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2022	150	152
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	7,500	7,401
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 2025 (put 2024)	5,000	4,919
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	1,700	1,700
City of Hopewell, Redev. And Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 2024 (put 2023)	815	806
County of Loudoun, Econ. Dev. Auth., Public Fac. Rev. and Rev. Ref. Bonds (Loudoun County Public Facs. Project), Series 2021-A, 5.00% 2022	2,245	2,327
County of Loudoun, Econ. Dev. Auth., Public Fac. Rev. and Rev. Ref. Bonds (Loudoun County Public Facs. Project), Series 2021-A, 5.00% 2023	2,375	2,548
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 2027	850	952
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 2044 (preref. 2028)	1,000	1,218
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2022	50	51

28	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2023	$30	$31
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2025	230	244
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2026	235	251
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2017, AMT, 5.00% 2034	2,000	2,003
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2019, AMT, 5.00% 2049	4,500	4,507
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2034	1,590	1,592
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	5,900	5,909
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	2,500	2,546
		46,039

Washington 2.41%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2028	1,015	1,242
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2045 (put 2023)[2]	2,150	2,157
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (Mura Cascade ELP, LLC Project), Series 2021, AMT, 0.33% 2041 (put 2022)[3]	2,005	1,999
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 2023	2,860	3,032
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 2026	2,465	2,856
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 2026	1,075	1,246
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	690	682
G.O. Bonds, Series 2012-D, 5.00% 2026 (preref. 2022)	1,190	1,190
G.O. Bonds, Series 2012-D, 5.00% 2033 (preref. 2022)	2,000	2,000
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	75	77
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-A, 5.25% 2040 (preref. 2023)	2,655	2,765
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	2,000	2,338
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	415	412
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 2025 (put 2024)	2,210	2,212
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	335	342
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	400	419
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	3,585	3,828
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 2050	305	320
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050	1,405	1,517
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051	260	273
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-E, 5.25% 2022	3,125	3,125
Motor Vehicle Fuel Tax G.O. Bonds, Series 2019-D, 5.00% 2026	3,000	3,470
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	610	596
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	135	135
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.31% 2045 (put 2026)[2]	1,090	1,099
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.55% 2046 (put 2023)[2]	2,250	2,257
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 2022	1,000	1,007
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 2023	1,000	1,048
Port of Seattle, Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2022	1,000	1,022
		44,666

American Funds Tax-Exempt Funds	29

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
West Virginia 0.21%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 2041 (put 2025)	$1,310	$1,288
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	595	594
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	2,000	1,985
		3,867

Wisconsin 1.80%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	5,000	5,058
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	5,000	5,265
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	2,700	2,795
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2054 (put 2023)[2]	2,330	2,335
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2024 (preref. 2023)	1,015	1,074
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]	4,000	4,469
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	100	103
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	805	831
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	860	905
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	675	709
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	2,435	2,592
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 2052	820	865
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	280	294
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	230	227
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	290	284
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 2052 (put 2025)	1,000	979
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2025	60	66
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	1,045	1,222
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 2029 (put 2026)	2,380	2,347
Transportation Rev. Bonds, Series 2012-1, 5.00% 2024 (preref. 2022)	1,000	1,019
		33,439

Wyoming 0.39%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	105	107
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	460	474
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	4,240	4,442
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 2050	835	874
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,185	1,281
		7,178

Total bonds, notes & other debt instruments (cost: $1,545,825,000)		1,533,353

Short-term securities 17.57%
Municipals 17.57%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 0.27% 2028[2,3]	2,000	2,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.11% 2048[2]	1,000	1,000
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.08% 2035[2]	2,000	2,000
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.08% 2035[2]	500	500
State of California, G.O. Bonds, Series 2020, 0.03% 2048[2]	7,300	7,300
State of California, IAM Commercial Paper, Series 2021-A-6, 0.11% 2/2/2022	5,000	5,000
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.20% 2050 (put 2022)[3,4]	3,990	3,990

30	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.85% 2050 (put 2023)[3,4]	$4,000	$3,997
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	325	320
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.08% 2035[2]	2,500	2,500
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.07% 2050[2]	3,900	3,900
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	9,000	9,129
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/30/2022	7,500	7,612
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 0.20% 2047 (put 2024)[2,4]	2,440	2,441
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 0.375% 2051 (put 2022)[4]	2,535	2,533
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 0.25% 2042 (put 2022)[3,4]	1,640	1,640
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	5,000	5,034
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-B, 1.00% 6/29/2022	5,000	5,014
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Mortgage Rev. Bonds (Liberty Place Apartments Project), Series 2021, 0.25% 2/1/2022[3]	515	515
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.22% 2034 (put 2022)[4]	5,000	5,000
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 0.11% 2047[2]	1,900	1,900
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	380	380
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	410	410
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	7,000	7,076
State of Illinois, City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 6/1/2022	850	862
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.11% 2044[2]	1,000	1,000
State of Illinois, G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 3/1/2022	1,000	1,003
State of Indiana, Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.40% 2031 (put 2022)[4]	660	659
State of Indiana, Fin. Auth., Environmental Improvement Rev. Bonds (Fulcrum Centerpoint, LLC Project), Series 2021, AMT, 0.28% 2045 (Put 2022)[4]	2,000	1,994
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.08% 2039[2]	30,000	30,000
State of Kentucky, Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 3/1/2022	4,500	4,516
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.11% 2035[2]	8,100	8,100
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 0.10% 2042[2]	2,900	2,900
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 0.10% 2043[2]	7,230	7,230
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 0.12% 2041 (put 2022)[4]	13,135	13,134
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Notes, Series 2021, 0.25% 12/1/2022	1,385	1,381
State of Michigan, Board of Trustees of Michigan State University, IAM Commercial Paper, Series 2022-G, 0.11% 2/4/2022	2,910	2,910
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.11% 2042[2]	3,200	3,200
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 0.10% 2038[2]	1,150	1,150
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.07% 2042[2]	5,950	5,950
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 0.05% 2038[2]	5,000	5,000
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	335	335
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-G, 0.10% 2035[2]	2,715	2,715
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.10% 2033[2]	9,500	9,500
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022	1,395	1,389
State of New Jersey, County of Union, Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1994, 0.11% 2033[2]	1,500	1,500

American Funds Tax-Exempt Funds	31

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.09% 2039[2]	$7,300	$7,300
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2/1/2022	680	680
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 9/1/2022	1,025	1,051
State of New York, Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.25% 4/1/2022	445	445
State of New York, New York City G.O. Bonds, Series 2005-E-3, 0.06% 2034[2]	280	280
State of New York, New York City G.O. Bonds, Series 2021-2, 0.12% 2042[2]	1,705	1,705
State of New York, New York City G.O. Bonds, Series 2021-3, 0.13% 2042[2]	1,295	1,295
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.12% 2044[2]	1,200	1,200
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2012-A-2, 0.10% 2044[2]	7,390	7,390
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.11% 2048[2]	9,000	9,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 0.12% 2050[2]	1,500	1,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 0.11% 2045[2]	6,300	6,300
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 0.12% 2045[2]	6,955	6,955
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 0.12% 2045[2]	6,520	6,520
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.10% 2039[2]	5,525	5,525
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.10% 2052[2]	8,450	8,450
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 0.25% 2034 (put 2022)[4]	640	640
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 0.30% 2024 (put 2024)[4]	2,175	2,135
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.10% 2048[2]	7,500	7,500
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.12% 2033[2]	2,320	2,320
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-3-B, 0.25% 7/1/2022	2,290	2,287
State of Texas, County of Alachua, Health Facs. Auth., IAM Commercial Paper, Series 2019-B-1, 0.11% 2/3/2022	5,000	5,000
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	2,260	2,254
State of Texas, Frenship Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2/15/2022	755	756
State of Texas, City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2/15/2022	870	871
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (Exxon Project), Series 2002, AMT, 0.13% 2025[2]	2,760	2,760
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.07% 2034[2]	10,000	10,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco, Inc. Project), Series 1994, 0.11% 2024[2]	3,500	3,500
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	170	170
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	315	316
State of Texas, City of Mesquite, Waterworks and Sewer System Rev. Bonds, Series 2021, 4.00% 3/1/2022	485	486
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 0.18% 2040 (put 2022)[4]	5,000	4,999
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	310	310
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	840	841
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A-2, 0.12% 2/17/2022	6,000	6,000
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2021-A, 0.13% 2/10/2022	5,000	5,000
State of Utah, Provo City School Dist., G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 6/15/2022	870	885
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.11% 2036[2]	4,600	4,600

32	American Funds Tax-Exempt Funds

American Funds Short-Term Tax-Exempt Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 0.12% 2030[2]	$6,345	$6,345
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 0.18% 2025 (put 2022)[4]	1,165	1,165
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1992, 0.11% 12/1/2022[2]	1,150	1,150

Total short-term securities (cost: $325,602,000)		325,505
Total investment securities 100.32% (cost: $1,871,427,000)		1,858,858
Other assets less liabilities (0.32%)		(5,929)

Net assets 100.00%		$1,852,929

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	213	March 2022	(46,148)	$53
5 Year U.S. Treasury Note Futures	Short	286	March 2022	(34,092)	240
10 Year Ultra U.S. Treasury Note Futures	Long	62	March 2022	8,855	58
					$351

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,715,000, which represented 1.17% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Assn.

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	33

Limited Term Tax-Exempt Bond Fund of America	unaudited
Investment portfolio January 31, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 84.15%	Principal amount (000)	Value (000)
Alabama 1.08%
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 2052 (put 2026)	$4,500	$4,949
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2022	1,700	1,719
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 2023	1,750	1,817
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	5,575	6,138
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	12,625	12,755
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)	12,570	14,472
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 2023 (put 2023)	5,675	5,647
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2025	3,000	3,392
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,000	1,160
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	2,000	2,344
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2023	1,125	1,167
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)	15,485	17,282
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	6,705	7,677
		80,519

Alaska 0.53%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	8,130	8,678
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 2044	21,100	22,308
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	1,400	1,454
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2032 (preref. 2023)	2,700	2,900
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 2033 (preref. 2023)	3,665	3,936
		39,276

Arizona 1.00%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	2,580	3,102
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	3,190	3,918
Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds (Salt River Project), Series 2016-A, 5.00% 2026	1,540	1,763
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2033	620	778
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.30% 2028	485	459
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.65% 2030	825	775
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.70% 2031	450	420
County of Coconino, Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.875% 2032 (put 2023)	3,300	3,332

34	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 2033	$2,275	$2,104
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2020, 5.00% 2030	1,030	1,297
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2027	1,125	1,328
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2028	1,175	1,409
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2031	1,050	1,251
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 2028	120	143
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 2030	130	160
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 2031	125	156
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2029	1,355	1,649
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2030	1,045	1,294
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2031	1,175	1,478
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Las Terrazas Apartments Project), Series 2022-A, 1.25% 2025 (put 2024)	4,075	4,081
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 2033	2,403	2,582
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	1,515	1,644
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2024	1,485	1,598
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,640	1,834
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2025	1,610	1,787
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2026	1,560	1,805
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2026	1,500	1,724
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2026	1,350	1,572
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2029	1,000	1,231
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2029	1,000	1,225
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2025	400	445
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2026	500	570
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University Project), Series 2019-A, BAM insured, 5.00% 2027	400	466
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2024 (preref. 2023)[1]	955	1,005
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 2025 (preref. 2023)[1]	770	810
County of Maricopa, Certs. of Part., Series 2020, 5.00% 2022	2,425	2,470
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	2,000	2,196
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 2027	2,000	2,366
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2031	4,505	5,438
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,000	2,309
City of Phoenix, Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 2024	1,065	1,165
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 5.00% 2031	765	968
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 5.00% 2032	1,000	1,261
County of Pima, Sewer System Rev. Obligations, Series 2020-B, 5.00% 2030	1,000	1,261
Regional Public Transportation Auth., Transportation Excise Tax Rev. Ref. Bonds (Maricopa County Public Transportation Fund), Series 2019, 5.00% 2025	1,540	1,738
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 2027	2,625	2,587
		74,954

Arkansas 0.01%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.61% 2044 (put 2022)[2]	1,000	1,000

California 5.46%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 1.31% 2036 (put 2027)[2]	2,000	2,087
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[2]	11,620	11,670

American Funds Tax-Exempt Funds	35

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[2]	$100	$100
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2047 (put 2023)[2]	3,500	3,515
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 0.36% 2056 (put 2027)[2]	7,320	7,324
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2056 (put 2026)[2]	4,170	4,201
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	3,000	3,058
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	1,940	1,861
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2023	720	733
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 2024	720	737
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	22,415	25,780
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2026	750	862
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 5.00% 2027	600	707
County of Contra Costa, West Contra Costa Healthcare Dist., Rev. Ref. Bonds, Series 2021, 5.00% 2029	750	912
County of Contra Costa, West Contra Costa Healthcare Dist., Rev. Ref. Bonds, Series 2021, 5.00% 2031	800	1,009
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-A, 3.00% 2024	1,550	1,624
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 2024 (escrowed to maturity)	640	710
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,096
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2022	525	538
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2027	375	421
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2029	290	331
Fresno Unified School Dist., G.O. Bonds, 2010 Election, Series 2013-C, 5.50% 2046	10,200	10,914
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2023	1,000	1,019
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 2024	465	476
G.O. Bonds, Series 2021, 5.00% 2027	3,000	3,574
G.O. Bonds, Series 2020, 5.00% 2029	1,660	2,068
G.O. Bonds, Series 2021, 5.00% 2031	240	275
G.O. Bonds, Series 2021, 5.00% 2032	200	229
G.O. Bonds, Series 2021, 5.00% 2034	200	229
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2023	12,630	13,446
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027	11,420	13,654
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 2027	5,000	5,956
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	9,500	11,554
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	540	687
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2029 (preref. 2027)	2,500	2,963
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025 (escrowed to maturity)	5,000	4,795
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)	3,850	3,627
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 2029 (put 2022)	2,250	2,324
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	1,380	1,425
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2026	1,500	1,663
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	5,595	5,773
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	8,275	9,001
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	4,747	5,074
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.26% 2037 (put 2022)[2]	5,500	5,504
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.76% 2050 (put 2026)[2]	3,095	3,128
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,875	2,110
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.00% 2022	1,000	1,025
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 5.00% 2024	705	772
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2026	485	538
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,590	3,996
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2020-B, AMT, 4.00% 2022	5,000	5,050

36	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2028	$1,255	$1,495
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2029	1,400	1,693
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2031	2,370	2,945
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2032	1,580	1,955
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2027	1,250	1,429
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 2028	3,405	4,055
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	3,000	3,173
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,500	1,635
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2025 (put 2024)	720	707
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	715	712
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2023	910	961
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 2029	1,350	1,673
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 5.00% 2033	5,930	7,477
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	400	448
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2030	625	700
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 0.20% 2037 (put 2024)[2]	12,285	12,288
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2039 (put 2025)[3]	1,450	1,453
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 2044 (put 2023)	10,935	10,895
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 2026	400	458
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 2028	400	478
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 5.00% 2029	400	487
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2029	855	1,037
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2023	2,190	2,328
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,040	2,304
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,810	2,089
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2023 (preref. 2022)	2,750	2,781
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2029	4,560	5,610
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2029	2,230	2,717
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2028	300	357
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2029	835	1,008
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,315	1,614
Ontario International Airport Auth., Ontario International Airport Rev. Bonds, Series 2021-B, AMT, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,243
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2007-A, National insured, 0% 2026	3,485	3,186
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2024	335	359
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2025	345	375
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2026	370	409
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2027	355	399
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 2028	320	364
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2027	1,200	1,413
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2028	1,000	1,202
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2029	1,000	1,227

American Funds Tax-Exempt Funds	37

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-B, 5.00% 2030	$1,280	$1,599
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2032	2,000	2,559
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2028	14,965	18,040
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2027	835	949
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2028	405	460
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	2,250	2,497
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,035	1,149
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2027	1,500	1,696
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2028	1,455	1,724
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	185	216
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2030	160	189
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	11,510	11,856
County of San Diego, Water Auth., Water Rev. Ref. Bonds, Series 2013-A, 5.00% 2034 (preref. 2022)	1,000	1,033
County of San Diego, Water Auth., Water Rev. Ref. Green Bonds, Series 2021-B, 5.00% 2030	1,520	1,931
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 2032	5,710	7,059
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 2023	4,435	4,691
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,000	1,022
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029	570	682
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 5.00% 2030	1,550	1,886
City of San Jose, Fncg. Auth., Lease Rev. Ref. Bonds (Civic Center Project), Series 2013-A, 5.00% 2033 (preref. 2023)	1,800	1,900
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-A, National insured, 0% 2027	1,500	1,379
City of Santa Fe Springs, Community Dev. Commission, Consolidated Redev. Project, Tax Allocation Bonds, Capital Appreciation Bonds, Series 2006-A, National insured, 0% 2023	4,455	4,370
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2023	615	651
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2024	180	197
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2028	230	280
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 2023	4,330	4,585
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 2023 (put 2023)	6,645	6,607
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	1,150	1,148
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	2,510	2,587
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023 (preref. 2022)	560	587
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2025	2,585	2,911
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	400	401
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,006
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 5.00% 2030	4,145	5,129
Tobacco Securitization Auth. of Northern California, Tobacco Settlement Asset-Backed Rev. Ref. Senior Bonds (Sacramento County Tobacco Securitization Corp.), Series 2021-B-1, 0.45% 2030	105	103
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2030	1,820	2,254
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	7,000	7,383
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2026	1,865	2,148
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 2029	2,000	2,468

38	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	$1,750	$2,041
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	650	765
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2028	230	273
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	850	899
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	5,755	6,139
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	3,630	3,801
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	230	232
		407,746

Colorado 1.90%
Certs. of Part., Series 2021-A, 5.00% 2028	3,715	4,545
Certs. of Part., Series 2021-A, 5.00% 2029	2,745	3,426
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,000	1,252
City and County of Denver, Board of Water Commissioners, Water Rev. Bonds, Series 2021-A, 5.00% 2031	2,590	3,388
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2029	6,500	7,401
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	15,000	17,308
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,000	2,356
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-A, AMT, 5.00% 2028	2,470	2,911
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2032	10,000	11,899
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	1,400	1,495
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	1,080	1,188
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	3,835	4,334
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2022	4,000	4,124
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 2026	750	869
E-470 Public Highway Auth., Rev. Bonds, Series 2020-A, 5.00% 2027	500	593
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[2]	2,750	2,748
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 2028	3,000	2,636
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2022 (escrowed to maturity)	1,500	1,523
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024 (escrowed to maturity)	1,000	1,092
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2025 (escrowed to maturity)	1,000	1,123
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2026 (escrowed to maturity)	615	708
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2029	3,455	3,891
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2029	1,750	2,057
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	2,100	2,265
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	5,505	6,250
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Assn. Project), Series 2018, 2.80% 2042 (put 2023)	1,700	1,726
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	1,745	1,846
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	4,245	4,550
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	8,670	9,327
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	3,155	3,358
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 2051	6,240	6,552
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 2051	2,940	3,082
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 2051	1,085	1,136
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	12,745	13,556
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 2023	1,365	1,455
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	630	759
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2029	360	437

American Funds Tax-Exempt Funds	39

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	$950	$1,164
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 5.00% 2030	315	389
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2021-C-3-B, 2.00% 2051 (put 2026)	1,295	1,312
		142,031

Connecticut 1.53%
Town of East Hartford, Housing Auth., Multi Family Housing Rev. Bonds (Veterans Terrace Project), Series 2021, 0.25% 2023 (put 2022)	1,290	1,287
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2029	420	518
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2030	1,000	1,254
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2031	1,000	1,273
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2032	1,000	1,265
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 2033	435	549
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2024	1,645	1,788
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,450	1,621
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2031	2,790	3,421
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 2032	2,750	3,410
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 2037 (put 2024)	2,445	2,395
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-A-2, 5.00% 2042 (put 2022)	1,795	1,829
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	25,355	25,457
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 2049 (put 2024)	5,970	5,850
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 2023	440	470
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 2024	400	439
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2025	695	782
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-D, 5.00% 2025	250	281
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2026	470	541
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2027	250	293
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2028	345	410
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,475	1,526
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	955	988
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	1,740	1,835
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	620	655
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	245	252
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 2045	925	986
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	5,270	5,629
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	3,955	4,221
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	1,085	1,125
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	4,200	4,356
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	2,595	2,734
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	1,445	1,523
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	860	906
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	5,705	6,195
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	1,940	1,992
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	670	691
Special Tax Obligation Transportation Infrastructure Bonds, Series 2021-D, 5.00% 2033	2,000	2,558
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2015-A, 0.375% 2035 (put 2024)	21,095	20,687
		113,992

Delaware 0.24%
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 2040 (put 2025)	4,437	4,374
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 2045 (put 2025)	2,560	2,524
G.O. Bonds, Series 2021, 5.00% 2031	8,745	11,263
		18,161

40	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia 1.48%
G.O. Bonds, Series 2021-D, 5.00% 2030	$2,200	$2,769
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2029	2,120	2,616
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2030	1,640	2,064
Hospital Rev. Ref. Bonds (Children’s Hospital Obligated Group Issue), Series 2015, 5.00% 2027	1,500	1,701
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (218 Vine Street Apartments Project), Series 2020, 0.30% 2040 (put 2023)	2,500	2,481
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)	20,865	20,705
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Providence Place Apartments Project), Series 2019-B, 1.25% 2023 (put 2022)	2,015	2,016
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2028	1,500	1,821
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2029	1,000	1,240
Income Tax Secured Rev. Bonds, Series 2020-A, 5.00% 2032	3,500	4,385
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2033	2,785	3,501
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 5.00% 2029	3,855	4,787
Metropolitan Area Transit Auth., Gross Rev. Ref. Transit Rev. Bonds, Series 2017-A-2, 5.00% 2033	1,000	1,171
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2027	2,000	2,350
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2028	7,520	9,004
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2030	2,500	3,081
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2022	805	829
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2023	2,000	2,134
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	1,750	1,867
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2024	2,000	2,188
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2027	3,965	4,660
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 2027	1,000	1,125
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2028	1,945	2,329
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2029	2,530	3,073
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2030	5,500	6,778
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2031	4,270	5,241
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2033	4,000	4,902
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	4,900	5,811
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	1,250	1,475
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	310	374
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	400	492
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2028	1,175	1,395
		110,365

Florida 4.60%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2022	65	66
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2023	85	89
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2023	1,100	1,154
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2033	870	937
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 2023 (put 2022)	1,230	1,224
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2026	2,500	2,875
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2028	1,500	1,796
County of Broward, Airport System Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	5,000	6,074
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2029	1,200	1,458
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 2030	2,150	2,615
County of Broward, Airport System Rev. Ref. Bonds, Series 2012-P-1, AMT, 5.00% 2024	5,045	5,184
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 2025 (put 2024)	980	965
School Board of Broward County, Certs. of Part., Series 2012-A, 5.00% 2025 (preref. 2022)	1,000	1,019
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.125% 2022	1,060	1,070
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, 5.00% 2029	685	847

American Funds Tax-Exempt Funds	41

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2030	$1,425	$1,763
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	1,555	1,579
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 2026	350	387
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 2027	240	265
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 2028	445	490
County of Collier, Water-Sewer Dist., Water and Sewer Rev. Bonds, Series 2021, 5.00% 2030	2,010	2,547
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)	5,560	5,535
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2033	1,310	1,611
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2034	2,180	2,671
Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2021-A, AMT, 0.30% 2056 (put 2022)	8,260	8,253
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2021-B, 5.00% 2022	4,000	4,061
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 2023	1,095	1,156
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2025	2,858	3,207
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2022-A, 5.00% 2026	2,500	2,883
Florida Keys Aqueduct Auth., Water Rev. Bonds, Series 2021-B, 5.00% 2025	3,680	4,168
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2024	4,000	4,377
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2025	8,000	8,976
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 2028	15,000	17,959
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2030	2,000	2,176
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2032	1,990	2,162
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	380	394
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	360	376
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	7,735	8,116
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	7,970	8,540
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 2051	1,550	1,623
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	3,345	3,557
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 2052	8,600	9,003
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052	8,390	8,815
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	665	679
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 2023 (put 2022)	5,485	5,463
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2028	1,500	1,793
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2030	3,610	4,496
JEA, Electric System Rev. Bonds, Series 2021-A-3, 5.00% 2033	5,825	7,439
JEA, Electric System Rev. Bonds, Series 2020-A-3, 5.00% 2033	915	1,138
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2033	550	689
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2034	2,700	3,376
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2034	1,500	1,875
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 2030	4,985	6,121
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 2031	1,875	2,339
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 2032	3,605	4,483
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2022	160	164
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2023	170	179
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2024	195	210
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2027	245	277
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2028	300	343
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2029	370	421
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2030	460	519
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2031	560	629

42	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 2032	$375	$419
Lee Memorial Health System Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2022	1,000	1,008
County of Miami-Dade, Capital Asset Acquisition Special Obligation Bonds, Series 2021-A, 5.00% 2029	2,465	3,035
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2022	1,750	1,782
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2026	7,530	8,219
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 2032	800	930
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 2024 (put 2023)	6,895	6,839
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)	3,885	3,869
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2025 (preref. 2022)	160	163
County of Miami-Dade, Transit System Sales Surtax Rev. Bonds, Series 2012, 5.00% 2042 (preref. 2022)	10,000	10,190
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 2030	2,405	3,042
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 5.00% 2031	1,500	1,917
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 2029	1,000	1,193
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2016-A, 5.00% 2024	2,300	2,533
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,805	2,095
County of Okeechobee, Solid Waste Disposal Rev. Bonds (Waste Management, Inc. / Okeechobee Landfill Project), Series 2004-A, 0.55% 2039 (put 2024)	2,250	2,221
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2031	2,750	2,998
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2025	1,965	2,225
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2012-A, 5.00% 2042 (preref. 2022)	8,000	8,061
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2029	1,100	1,223
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2030	2,985	3,349
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2031	2,635	2,983
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 5.00% 2032	2,790	3,177
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 2024 (put 2023)	720	711
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Jernigan Gardens), Series 2020-B, 0.35% 2023 (put 2022)	9,500	9,480
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)	6,245	6,142
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2025 (escrowed to maturity)	715	809
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2025	340	381
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2026 (escrowed to maturity)	720	837
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	280	322
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2027 (escrowed to maturity)	385	458
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	115	135
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2016, AMT, 5.00% 2027	1,125	1,322
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 2046 (put 2028)	6,560	6,477
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2022	1,715	1,733
County of Palm Beach, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Christian Manor), Series 2022, 1.25% 2025 (put 2024)	10,325	10,325
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 2025 (put 2024)	4,915	4,837
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2043 (preref. 2023)	1,405	1,498
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2023	970	980
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2024	995	1,005

American Funds Tax-Exempt Funds	43

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.00% 2025	$1,010	$1,017
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2026	2,000	2,293
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2025	1,545	1,742
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2026	1,000	1,158
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2027	1,250	1,483
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2022[3]	2,000	2,007
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2023[3]	1,000	1,042
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2026	500	533
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-A, 5.00% 2027	330	352
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2020, 5.00% 2028	5,200	6,313
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2031	325	404
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2032	250	311
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2033	250	310
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2034	275	341
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2035	300	372
Dept. of Transportation, Federal Highway Reimbursement Rev. Bonds (Indirect GARVEEs), Series 2021-A, 5.00% 2030	5,000	6,269
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2017-A, 5.00% 2025	1,240	1,400
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	881	1,019
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,500	1,854
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 2024	3,945	4,317
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,390	1,415
		343,531

Georgia 2.71%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)	5,315	5,366
City of Atlanta, Airport General Rev. Bonds, Series 2019-B, AMT, 5.00% 2031	1,000	1,209
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 2029	5,000	6,048
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 2030	3,000	3,682
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2022	1,000	1,035
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2023	2,310	2,402
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2023	1,270	1,320
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2024	2,460	2,636
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-D, 5.00% 2025	2,895	3,196
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Beltline Project), Series 2016-B, 5.00% 2025	2,620	2,893
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 2026[3]	405	408
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 2031[3]	330	333
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Intrada Westside), Series 2021-B, 0.41% 2024 (put 2023)	3,500	3,467
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	2,585	2,553
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2027	260	307
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2028	310	372
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2029	270	328
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 2032	3,360	3,295

44	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	$4,400	$4,577
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	2,265	2,282
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrance Phase II Project), Series 2021-B, 0.34% 2025 (put 2024)	6,425	6,314
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 2023	4,250	4,200
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 2024 (put 2023)	2,455	2,430
G.O. Bonds, Series 2020-A, 5.00% 2023	3,040	3,231
G.O. Bonds, Series 2021-A, 5.00% 2028	4,000	4,886
G.O. Bonds, Series 2020-A, 5.00% 2029	3,125	3,902
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	140	144
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	490	508
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 0.898% 2048 (put 2023)[2]	3,625	3,641
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	15,050	15,694
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	5,920	6,351
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-C, 4.00% 2050 (put 2026)	8,500	9,289
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 2052 (put 2028)	33,055	36,895
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Ref. Bonds (Third Indenture Series), Series 2012-A, 5.00% 2030 (preref. 2022)	1,000	1,019
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2039 (put 2025)	2,625	2,651
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 2027	750	889
Municipal Electric Auth., Combined Cycle Project Rev. Bonds, Series 2020-A, 5.00% 2029	750	922
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2029	660	794
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2030	680	831
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2031	2,885	3,577
Municipal Electric Auth., General Resolution Projects Bonds, Series 2020-A, 5.00% 2031	1,250	1,554
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2032	2,605	3,275
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2033	1,255	1,577
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2027	205	239
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2025	1,000	1,104
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2027	1,000	1,161
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2028	205	244
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2029	880	1,052
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029	240	292
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2030	885	1,057
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2030	290	360
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2028	160	188
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2029	165	198
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2030	175	213
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2031	165	201
Municipal Electric Auth., Power Rev. Bonds, Series 2018-HH, 5.00% 2029	2,000	2,368
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2026	1,710	1,937
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2027	1,020	1,184
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2028	1,270	1,507
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2029	785	945
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2030	1,025	1,228
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2031	1,390	1,668
Municipal Electric Auth., Project One Bonds, Series 2020-A, 5.00% 2031	1,000	1,244
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2031	935	1,159
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2032	2,315	2,910
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 2024 (put 2023)	1,145	1,130
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2022 (escrowed to maturity)	1,050	1,058

American Funds Tax-Exempt Funds	45

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2029	$230	$280
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 2030	980	1,210
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-B, 0.34% 2023 (put 2022)	5,000	4,984
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 2023 (put 2022)	1,750	1,744
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (Tishco Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2025 (put 2024)	3,005	2,993
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 2024 (put 2023)	4,310	4,261
		202,402

Hawaii 0.28%
Airports System Rev. Ref. Bonds, Series 2011, AMT, 5.00% 2024	885	887
Highway Rev. Bonds, Series 2021, 5.00% 2027	1,000	1,175
City and County of Honolulu, G.O. Bonds (Honolulu Rail Transit Project), Series 2021-E, 5.00% 2030	13,000	16,322
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 2027	1,555	1,802
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 2023	1,000	1,061
		21,247

Idaho 0.07%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2029	235	285
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2030	600	741
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2031	540	679
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2032	95	121
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2026	1,515	1,752
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 5.00% 2029	1,345	1,660
		5,238

Illinois 5.05%
Village of Bolingbrook, G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2013-A, 0% 2035 (preref. 2023)	9,800	5,328
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2024	4,230	4,449
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 5.00% 2022	100	102
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2025	4,515	4,880
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	6,400	7,018
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	900	962
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2026	4,000	4,282
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2023	1,000	1,037
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,183
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 2024	585	636
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,435	1,491
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	1,500	1,610
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	2,000	2,217
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,165	1,323
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2022	10,500	10,840
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2022	1,730	1,786
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	5,225	6,053
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,041
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,500	1,733
City of Chicago, Water Rev. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,159
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	1,400	1,604
City of Chicago, Water Rev. Bonds, Series 2001, AMBAC insured, 5.75% 2030	2,485	2,962
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2023	1,880	2,010
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2025	775	798

46	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	$1,935	$2,196
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	6,800	8,020
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	1,000	1,034
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2022	1,000	1,034
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	3,400	3,906
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 5.00% 2025	225	251
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 5.00% 2026	240	274
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 2033	975	900
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-1, 4.00% 2030	5,000	5,584
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2027	2,275	2,663
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	2,500	2,902
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2022	200	202
Fin. Auth., Rev. Bonds (Memorial Health System), Series 2019, 5.00% 2028	1,280	1,535
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	5,000	5,733
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2027	2,000	2,372
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2031	1,485	1,858
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2033	1,000	1,249
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 2050 (put 2026)	3,210	3,679
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	1,920	2,075
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.76% 2042 (put 2026)[2]	1,280	1,283
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2024	4,000	4,234
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2024	1,425	1,537
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2025	3,405	3,787
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	3,135	3,676
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2022	1,665	1,691
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	4,000	4,430
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	9,500	10,516
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2028	4,160	5,046
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2029	2,125	2,626
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2030	2,205	2,767
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 2025	2,490	2,824
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2023	1,970	2,004
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2023	750	803
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2026	1,165	1,313
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2029	1,500	1,687
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 0.40% 2044 (put 2022)	6,945	6,923
Fin. Auth., Water Facs. Rev. Ref. Bonds (American Water Capital Corp. Project), Series 2020, 0.70% 2040 (put 2023)	1,815	1,798
G.O. Bonds, Series 2013, 5.00% 2022	1,990	2,025
G.O. Bonds, Series 2017-D, 5.00% 2022	1,790	1,846
G.O. Bonds, Series 2013, 5.00% 2023	1,710	1,804
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	7,720	8,815
G.O. Bonds, Series 2020-B, 5.00% 2026	7,000	7,982
G.O. Bonds, Series 2017-D, 5.00% 2027	4,000	4,630
G.O. Bonds, Series 2020-B, 5.00% 2029	17,630	20,995
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	4,000	4,000
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,500	2,846
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	1,575	1,642
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	1,005	1,053
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	5,305	5,685
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 2026	380	367
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2024 (put 2023)	5,585	5,554
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.06% 2050 (put 2025)[2]	3,825	3,916
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	990	1,037

American Funds Tax-Exempt Funds	47

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	$1,830	$1,941
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	4,635	4,986
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	12,880	13,532
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2023	2,700	2,827
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2030	2,605	2,135
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	2,535	2,662
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 2024	1,335	1,374
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 2025	205	213
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2025	665	748
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2026	2,230	2,266
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2026	1,000	1,148
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	1,000	1,016
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2035	880	588
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	2,000	2,272
Metropolitan Water Reclamation Dist. of Greater Chicago, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	2,500	2,910
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,377
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2029	325	395
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	5,195	5,474
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2025	5,000	5,584
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2027	2,000	2,309
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,900	3,015
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013,7.25% 2036 (preref. 2023)	3,080	3,410
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	2,500	2,763
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2025	4,385	4,859
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2027	950	1,099
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2028	11,035	13,170
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-B, 5.00% 2028	515	614
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2029	4,560	5,537
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2031	6,000	7,474
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	1,000	1,146
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	560	582
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	1,680	1,862
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2026	4,000	4,557
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	2,000	2,384
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2028	1,100	1,321
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2020-A, 5.00% 2030	2,310	2,883
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	2,700	2,848
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	1,110	1,098
County of Will, G.O. Bonds, Series 2016, 5.00% 2045 (preref. 2025)	4,225	4,814
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.375% 2022	553	554
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.625% 2023	1,104	1,126
		376,986

48	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana 1.42%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 2038 (put 2026)	$1,885	$1,839
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	1,245	1,291
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	8,860	9,323
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022	1,940	1,962
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2022 (escrowed to maturity)	60	61
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2026	1,365	1,586
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 2027	1,530	1,819
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 2030	1,000	1,004
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2026	500	556
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2027	500	556
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2028	500	556
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2019-E, 5.00% 2023	2,310	2,409
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2029	1,000	1,232
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2030	2,000	2,511
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2022	225	232
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2023	2,485	2,654
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2023	805	860
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2027	865	1,030
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2028	2,800	3,413
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2028	1,400	1,701
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2023	270	285
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.50% 2025	2,980	2,991
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 2023	725	764
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 2024 (put 2023)	6,552	6,496
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	715	738
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	555	574
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 2049	2,385	2,501
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	1,195	1,276
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	3,020	3,163
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	4,115	4,327
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2023	935	986
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 2024	1,035	1,125
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2032	1,000	1,231
City of Indianapolis, Local Public Improvement Bond Bank Rev. Bonds, Series 2018-A, 5.00% 2037 (preref. 2029)	3,000	3,687
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2028	1,680	1,808
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2029	1,055	1,135
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2030	1,200	1,291
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2031	800	861
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2026	2,000	2,205
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 2028	1,095	1,253
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2019-D, AMT, 5.00% 2029	5,250	6,295
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2031	4,455	4,872
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 2033	1,500	1,640
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2025 (put 2024)	9,560	9,434
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	1,515	1,575

American Funds Tax-Exempt Funds	49

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-A, 3.05% 2025	$2,005	$2,104
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,290	3,391
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	1,535	1,599
		106,202

Iowa 0.32%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	3,430	3,725
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049	225	240
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020, 3.25% 2050	3,720	3,930
Fin. Auth., Solid Waste Fac. Rev. Green Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Project), Series 2021, AMT, 1.50% 2042 (put 2024)	4,305	4,318
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	6,700	7,614
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2028	1,400	1,690
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2031	1,180	1,502
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 5.00% 2033	565	712
		23,731

Kansas 0.11%
County of Johnson, Unified School Dist. No. 512, G.O. Rev. Ref. and Improvement Bonds (Shawnee Mission), Series 2015-A, 5.00% 2031 (preref. 2025)	4,000	4,549
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2020-A, 3.00% 2027	1,215	1,324
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 2027	1,315	1,546
Unified Government of Wyandotte County, Board of Public Utilities, Utility System Improvement Rev. Bonds, Series 2012-B, 5.00% 2026 (preref. 2022)	1,015	1,041
		8,460

Kentucky 1.02%
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2032	17,655	17,316
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	4,975	4,347
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)	1,630	1,606
Housing Corp., Multi Family Housing Rev. Bonds (City View Park Project), Series 2020, 1.16% 2023 (put 2023)	2,500	2,505
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	10,950	10,838
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	5,865	5,801
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds, Series 2001-A, 0.90% 2026	1,000	962
Louisville/Jefferson Metro County Government, Pollution Control Rev. Bonds (Louisville Gas and Electric Company Project), Series 2003-A, 2.00% 2033	2,750	2,626
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	5,250	5,457
County of Owen, Water Facs. Rev. Ref. Bonds (Kentucky - American Water Co. Project), Series 2019, 0.70% 2040 (put 2023)	2,050	2,030
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	2,060	2,112
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	8,890	9,571
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	1,435	1,526
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 2044 (put 2027)	5,500	5,418
Turnpike Auth., Econ. Dev. Road Rev. Ref. Bonds (Revitalization Projects), Series 2022-A, 5.00% 2031	2,730	3,396
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2022	535	539
		76,050

50	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana 1.55%
City of Alexandria, Utilities Rev. Bonds, Series 2013-A, 5.00% 2038 (preref. 2023)	$1,000	$1,053
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2029	1,000	1,149
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2022	1,300	1,320
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2022)	1,000	1,015
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	685	700
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2028	2,000	2,412
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	18,425	18,279
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	1,000	1,174
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2028	1,000	1,200
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,000	1,225
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-2, 0.55% 2043 (put 2022)	6,040	6,041
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 2043 (put 2023)	13,130	13,136
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-A, 0.60% 2043 (put 2023)	10,870	10,875
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 2023	3,330	3,548
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 2024 (put 2023)	6,985	6,943
Housing Corp., Multi Family Housing Rev. Bonds (Byers Estates V Project), Series 2021, 0.35% 2024 (put 2023)	2,385	2,369
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 2023	3,250	3,214
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 2024 (put 2023)	2,010	1,989
Housing Corp., Multi Family Housing Rev. Bonds (Stone Vista Apartments Projects), Series 2020, 0.32% 2023 (put 2022)	1,000	997
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2020-B, 3.50% 2050	1,885	2,008
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 2051	3,015	3,161
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2027	2,600	3,104
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-A, 2.00% 2030	850	833
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 2029	1,000	1,220
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2027	1,000	1,134
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2028	900	1,018
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2007-A, 1.65% 2027 (put 2023)	6,060	6,105
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2013-A, 1.65% 2033 (put 2023)	665	670
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 2050 (put 2025)	3,055	3,401
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	285	288
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	940	959
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2022	195	199
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2023	175	184
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2024	135	149
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2025	255	278
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2026	240	280
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	7,235	7,321
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	4,200	4,426
		115,377

Maine 0.04%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2026	190	217
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2027	210	244
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2028	255	301
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2029	245	292

American Funds Tax-Exempt Funds	51

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maine (continued)
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2030	$150	$181
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	450	463
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	195	200
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	15	15
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 5.00% 2031	1,105	1,396
		3,309

Maryland 1.20%
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2023	815	840
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	145	148
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	30	31
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 2048	2,335	2,525
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	1,695	1,842
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	6,640	7,139
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 2050	8,005	8,446
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	2,935	3,101
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 2050	2,070	2,212
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051	10,765	11,331
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 2051	5,145	5,386
G.O. Bonds, State and Local Facs. Loan of 2014, Series 2014-B-2, 5.00% 2025 (preref. 2022)	4,245	4,341
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 2028	2,500	2,859
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2021, Series 2022-D-2, 4.00% 2029	5,415	6,279
Health and Higher Education Auth., Rev. Bonds (The Johns Hopkins University Issue), Series 2012-A, 5.00% 2041 (preref. 2022)	2,100	2,140
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2027	5,000	5,551
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 2049	3,225	3,463
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	1,710	1,809
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 2024	1,165	1,285
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 5.00% 2028	4,000	4,859
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 5.00% 2033	6,035	7,566
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2021, 5.00% 2029	4,060	5,052
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2017, 4.00% 2031	1,000	1,125
		89,330

Massachusetts 1.07%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	2,480	2,456
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2026	1,000	1,155
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2027	1,500	1,772
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2028	1,200	1,448
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2012-C, 5.25% 2025	2,390	2,430
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2025	2,500	2,812
Dev. Fin. Agcy., Rev. Bonds (CareGroup Obligated Group Issue), Series 2016-I, 5.00% 2026	1,000	1,155
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 2031[3]	1,000	1,074
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 0.66% 2049 (put 2026)[2,3]	1,875	1,875
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	5,000	5,546
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-4, 5.00% 2038 (put 2024)	2,500	2,694
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2024	2,000	2,175
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2025	1,275	1,427

52	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2026	$1,150	$1,321
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2027	1,150	1,320
Dev. Fin. Agcy., Rev. Bonds (Williams College Issue), Series 2011-N, 0.45% 2041 (put 2025)	1,300	1,264
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	1,000	1,018
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2023	2,500	2,640
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2035	2,335	2,375
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 2036	675	669
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 2037	2,200	2,104
Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), Series 2013-A, 5.00% 2024 (preref. 2022)	2,170	2,207
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 2023	495	488
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 2024	635	623
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 2025	490	478
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	75	77
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	460	479
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	485	504
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 2047	6,615	6,943
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	5,175	5,463
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 215, 4.00% 2050	2,730	2,960
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	725	751
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	2,275	2,389
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	85	87
Port Auth., Rev. Bonds, Series 2017-A, AMT, 5.00% 2026	2,510	2,882
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030 (preref. 2022)	8,000	8,195
Transportation Fund Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	2,080	2,576
Transportation Fund Rev. Ref. Bonds, Series 2021-A, 5.00% 2030	1,860	2,342
		80,174

Michigan 2.97%
Couty of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 2030	500	615
Couty of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 2031	750	937
Couty of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 2032	745	944
Couty of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 2033	1,040	1,317
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	1,395	1,421
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2025	1,000	1,138
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2026	1,000	1,168
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	35,895	37,197
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2027	5,095	5,919
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2015-D-1, 0.25% 2022	380	379
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2022	2,500	2,584
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2022	5,000	5,093
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	1,215	1,286
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	1,750	1,967
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2026	895	1,036
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 2029	1,795	2,208
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2022	515	532
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	500	535
County of Genesee, Water Supply System Limited Tax G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	850	922

American Funds Tax-Exempt Funds	53

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2032	$750	$937
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 2033	1,000	1,258
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2028	2,000	2,318
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-C, 5.00% 2029	2,000	2,312
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	13,515	13,719
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	700	726
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2012-C, 5.00% 2026 (preref. 2022)	3,670	3,725
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2034 (put 2022)	3,580	3,634
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	5,740	5,723
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Mid Apartments Project), Series 2021, 0.40% 2024 (put 2023)	4,335	4,281
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 2025	1,700	1,660
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 1.80% 2031	1,000	959
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	365	380
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	8,795	9,167
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	1,780	1,863
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,820	2,995
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	12,455	13,377
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	6,075	6,549
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	4,925	5,242
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	3,125	3,332
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	14,400	15,122
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2026	2,110	2,414
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2031	2,460	3,000
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	950	1,201
County of Monroe, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Project), Series 1992-AA, National insured, 6.95% 2022	5,000	5,183
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 2049 (put 2024)	4,290	4,363
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 2029	3,000	3,000
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 2030	15,150	14,217
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.58% 2027 (put 2024)	3,500	3,456
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2030	750	949
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2031	4,125	5,323
Trunk Line Fund Bonds, Series 2021-A, 5.00% 2032	6,470	8,353
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-B, AMT, 5.00% 2031	1,135	1,423
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2025	1,000	1,127
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2026	1,000	1,130
		221,616

Minnesota 1.14%
County of Dakota, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Ree-Aster House Apartments Project), Series 2020, 0.35% 2024 (put 2023)	4,000	3,970
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 2038	3,540	3,471
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	4,940	4,913
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	130	132
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	80	84
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	1,420	1,468
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	850	888
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,545	1,610
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	870	901
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	455	477
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	3,050	3,240
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	2,285	2,415
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	9,305	10,037

54	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	$3,720	$4,025
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 2050	4,245	4,516
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	1,055	1,121
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 2051	3,815	3,990
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	3,665	3,833
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 2052	13,040	13,722
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 2052	10,420	10,948
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	6,020	6,313
City of Mahtomedi, Multi Family Housing Rev. Bonds (Lincoln Place / Vadnais Highlands Projects), Series 2021, 0.25% 2023 (put 2022)	2,780	2,776
		84,850

Mississippi 0.20%
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,245	1,384
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,045	1,193
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2024	1,000	1,098
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	2,925	3,301
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	2,120	2,106
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-C, AMT, 4.00% 2046	1,175	1,232
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	1,930	2,058
Home Corp., Single Family Mortgage Rev. Bonds, Series 2020-B, 3.25% 2050	2,130	2,247
		14,619

Missouri 0.83%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 5.00% 2052 (put 2028)	20,285	24,366
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2025	1,500	1,704
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,750	1,811
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	1,803	1,851
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 2047	1,500	1,618
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	1,175	1,262
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	4,265	4,528
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 2052	6,275	6,589
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	2,880	3,019
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052	4,315	4,588
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	1,105	1,158
Kansas City, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Cathedral Towers), Series 2020, 0.35% 2024 (put 2022)	7,000	7,000
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 2025 (put 2023)	670	662
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	1,250	1,521
		61,677

Montana 0.21%
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 2042	245	253
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	780	810
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	3,220	3,455

American Funds Tax-Exempt Funds	55

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Montana (continued)
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 2050	$4,565	$4,781
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 2050	3,455	3,737
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 2051	2,275	2,382
		15,418

Nebraska 0.60%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2022	1,000	1,024
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2032 (preref. 2022)	4,000	4,100
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	2,455	2,516
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,155	1,309
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	3,765	3,929
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	105	106
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	400	415
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,995	2,057
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	1,160	1,203
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	1,490	1,549
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	405	407
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,540	2,701
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	1,320	1,401
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	3,950	4,191
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	10,865	11,404
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 2050	2,195	2,298
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 2050	3,595	3,823
		44,433

Nevada 0.88%
Dept. of Business and Industry, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.25% 2050 (put 2022)[3]	10,475	10,475
Clark County School Dist., Limited Tax G.O. Bonds, Series 2016-F, 5.00% 2026	2,470	2,847
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 5.00% 2026	1,550	1,790
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 2027	2,000	2,369
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-B, BAM Insured, 5.00% 2030	2,460	3,084
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2022	2,810	2,863
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2023	1,555	1,612
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2027	2,500	2,593
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.375% 2022	830	831
City of Henderson, Local Improvement Dist. No. T-14 (Anthem), Local Improvement Bonds, Series 2017, 2.50% 2023	860	871
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.00% 2022	880	888
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.25% 2024	505	512
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Local Improvement Bonds, Series 2017, 2.50% 2025	530	541
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 2024 (put 2023)	1,860	1,843
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	2,245	2,244
Housing Division, Multi Unit Housing Rev. Bonds (Whittell Pointe Apartments), Series 2020, 0.30% 2023 (put 2022)	5,415	5,402
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2049	1,670	1,786
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2025	2,185	2,427
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,200	1,359
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,575	1,587
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2027	2,275	2,691

56	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	$1,500	$1,813
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-C, AMT, 0.625% 2036 (put 2022)	1,120	1,120
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-F, AMT, 2.05% 2036 (put 2022)	8,000	8,022
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-E, AMT, 2.05% 2036 (put 2022)	4,000	4,011
		65,581

New Hampshire 0.30%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2024	1,250	1,371
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2025	1,250	1,410
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2026	1,250	1,447
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2027	1,250	1,444
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034	4,492	5,037
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 0.435% 2033 (put 2024)[2]	11,975	11,920
		22,629

New Jersey 1.18%
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,054
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,088
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,149
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2024	1,500	1,630
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2026	1,000	1,145
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 2025	905	869
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 2029 (put 2027)	1,345	1,269
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.20% 2034 (put 2023)	11,105	11,109
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 2032	680	865
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2025	1,340	1,510
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2027	1,250	1,451
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2022	1,500	1,527
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2025	1,000	1,127
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2027	1,150	1,363
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 5.00% 2027	1,000	1,172
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 5.00% 2026	1,425	1,641
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2026	335	386
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 5.00% 2027	1,325	1,553
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,000	1,174
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2027	335	393
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 2040	4,260	4,166
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)	6,640	6,650
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	6,395	6,939
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	5,520	6,026
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 2051	7,220	7,660
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	1,500	1,545
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,228
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2022	2,660	2,696
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2026	3,000	3,445

American Funds Tax-Exempt Funds	57

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2027	$3,140	$3,694
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	3,000	3,434
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2015-AA, 5.00% 2023	1,000	1,054
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2028	2,000	2,399
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	2,140	2,455
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 2028	1,400	1,526
		88,392

New Mexico 1.33%
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2025	400	452
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2026	275	319
Albuquerque Municipal School Dist. No. 12, G.O. School Bonds, Series 2021-A, 5.00% 2028	375	454
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 2051	19,800	17,141
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033	12,005	11,392
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-A, 2.15% 2033	2,100	1,993
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 2040 (put 2023)	15,750	15,761
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	16,515	16,485
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 2029	1,195	1,473
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 2030	1,110	1,373
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	1,825	1,901
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 2048	915	964
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	2,965	3,182
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	5,355	5,776
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052	5,655	5,927
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	3,965	4,163
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 4.00% 2022	905	913
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 2039 (put 2025)	8,430	9,381
		99,050

New York 8.27%
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2021-B, 5.00% 2028	1,650	1,998
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2021-B, 5.00% 2030	590	742
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2021-B, 5.00% 2029	1,350	1,667
Dormitory Auth., Rev. Green Bonds (Cornell University), Series 2019-D, 5.00% 2033	1,000	1,341
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022	4,410	4,418
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2022 (escrowed to maturity)	5	5
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2030	15,000	18,718
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2030	12,000	14,548
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	9,040	10,654
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2030	3,035	3,781
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 2030	2,475	3,089
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A-2, 5.00% 2031	3,005	3,788
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2032	12,925	16,230
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2033	1,000	1,237
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2022	2,110	2,122
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2024	5,000	5,414
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2016-A, 5.00% 2028	1,740	2,021
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 2029	2,995	3,598
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2033	1,405	1,677
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2038	1,000	1,078
City of Geneva, Dev. Corp., Rev. Ref. Bonds (Hobart and William Smith Colleges Project), Series 2012, 5.00% 2032 (preref. 2022)	1,120	1,149
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	3,645	3,698

58	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 2023	$4,895	$4,914
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-K, 0.70% 2024	6,330	6,241
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 2024	2,885	2,862
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 2024	1,900	1,901
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 2025	8,015	7,802
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025	5,225	5,124
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.95% 2025	2,000	1,965
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 2026	2,250	2,222
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	4,475	4,348
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-2, 0.65% 2056 (put 2025)	1,845	1,793
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 2056 (put 2025)	3,415	3,325
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 2061 (put 2026)	2,245	2,180
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 2061 (put 2027)	19,015	18,428
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.45% 2029	1,650	1,570
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.70% 2030	3,590	3,423
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 1.90% 2031	1,805	1,722
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	9,200	9,201
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	5,535	5,536
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	970	995
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	30	31
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-B-2, 5.00% 2022	460	475
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2023	935	999
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-E, 5.00% 2023	350	374
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	5,050	5,550
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2027	3,150	3,490
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2029 (preref. 2022)	1,000	1,035
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2032 (preref. 2022)	2,000	2,070
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2044 (put 2022)[2]	7,750	7,756
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	17,920	21,770
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 2047 (preref. 2022)	9,000	9,315
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2024	1,165	1,280
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 2027	2,815	3,164
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-G-4, 0.618% 2030 (put 2022)[2]	460	461
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	7,370	7,364
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-1, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	5,000	4,996
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 0.833% 2032 (put 2026)[2]	3,675	3,671
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2022	1,150	1,187
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2023	1,035	1,106
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2024	1,425	1,566
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2025	2,250	2,538
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2018-B, 5.00% 2025	1,700	1,917
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2028	1,185	1,413
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	1,945	2,272
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2029	1,000	1,207
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2032	1,050	1,263
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	5,000	3,816
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.55% 2023	380	376
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.65% 2024	715	704
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.75% 2024	825	809
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	700	721
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	75	77
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	1,415	1,483
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	75	76
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	3,830	3,982
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	13,325	13,964
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	1,905	1,972

American Funds Tax-Exempt Funds	59

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	$1,320	$1,378
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	3,485	3,633
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	9,345	9,943
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 226, AMT, 3.50% 2050	920	969
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051	3,920	4,182
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2022	1,140	1,174
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	1,550	1,646
New York City G.O. Bonds, Series 2015-A, 5.00% 2025	2,000	2,250
New York City G.O. Bonds, Series 2018-C, 5.00% 2027	1,200	1,420
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2028	10,000	12,080
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	4,300	5,030
New York City G.O. Bonds, Series 2018-A, 5.00% 2028	3,700	4,393
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2028	1,400	1,697
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,110
New York City G.O. Bonds, Series 2016-C, 5.00% 2029	1,000	1,141
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2030	17,675	22,195
New York City G.O. Bonds, Series 2019-E, 5.00% 2030	2,235	2,725
New York City G.O. Bonds, Series 2008-L-6, 5.00% 2030	2,000	2,451
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2032	13,300	17,003
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2032	5,245	6,563
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2032	2,110	2,602
New York City G.O. Bonds, Series 2008-L-5, 5.00% 2032	930	1,181
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2033	785	999
New York City G.O. Bonds, Series 2014-D-3, 5.00% 2038 (put 2024)	1,015	1,076
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	2,920	3,267
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2026	2,055	2,356
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 4.00% 2027	2,250	2,536
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2027	2,675	3,145
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2017-C-3-A, 0.20% 2022	1,480	1,479
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2016-C-2, 0.23% 2050 (put 2022)	1,760	1,759
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	3,905	3,834
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-D-2, 0.70% 2060 (put 2024)	1,450	1,429
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 2060 (put 2024)	2,900	2,896
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	5,150	5,224
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,400	1,409
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	7,215	7,082
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	8,340	8,068
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2012-FF, 5.00% 2045	1,000	1,017
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-1, 5.00% 2022	310	314
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2023	615	642
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 2024	9,475	10,474
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	5,000	5,603
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 2028	1,000	1,185
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2030	3,270	4,146
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2031	1,805	2,329
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2032	9,090	11,642
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 5.00% 2032	4,500	5,673
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2032	890	1,122
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2012-E-1, 5.00% 2023	1,200	1,204
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 5.00% 2034	9,065	11,497
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 4.00% 2022	5,185	5,216
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 2.00% 2022	750	751

60	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Town of Oyster Bay, Public Improvement Rev. Ref. Bonds, Series 2021, 4.00% 2023	$710	$734
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 2022	1,725	1,758
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 2022	1,000	1,026
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 2023	1,405	1,484
Port Auth., Consolidated Bonds, Series 195, AMT, 5.00% 2025	1,540	1,738
Port Auth., Consolidated Bonds, Series 221, AMT, 5.00% 2028	1,000	1,197
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2023	5,000	5,324
Public Housing Capital Fund Rev. Trust I, Trust Certs., Series 2012, 4.50% 2022[3]	227	228
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 5.00% 2030	3,000	3,714
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2030	1,000	1,196
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 5.00% 2033	2,855	3,609
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2023	1,500	1,594
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2024	2,690	2,941
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2027	1,340	1,553
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2029	810	970
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2008-B-1, 5.00% 2022	635	657
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-B, 5.00% 2022	200	207
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2030	1,220	1,512
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	4,510	5,170
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2028	2,455	2,952
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2029	1,750	2,145
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2029	1,500	1,618
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	2,250	2,572
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2030	2,000	2,496
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2031	1,000	1,256
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2032	11,000	13,773
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2033	10,695	13,365
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2025	1,190	1,278
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 2023 (put 2022)	4,720	4,703
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)	14,060	13,964
		617,649

North Carolina 1.59%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	10,350	10,319
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Ref. Bonds, Series 2014-A, 5.00% 2026	2,000	2,179
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 5.00% 2028	1,000	1,222
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	2,530	2,508
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (Oakley Square Apartments Project), Series 2020-A, 0.30% 2024 (put 2022)	2,675	2,674
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 5.00% 2026	1,000	1,122
G.O. Public Improvement Bonds (Connect NC), Series 2019-B, 5.00% 2028	1,160	1,414
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	4,715	4,676
Grant Anticipation Rev. Vehicle Bonds, Series 2019, 5.00% 2023	6,370	6,664
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 2049 (put 2031)	4,680	5,933
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-C, 5.00% 2050 (put 2028)	8,810	10,674
Housing Fin. Agcy., Home Ownership Rev. and Rev. Ref. Bonds, Series 45, 3.00% 2051	4,125	4,315
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	720	773
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 2050	2,465	2,632
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 2051	12,760	13,406
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,170	3,277
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	1,900	2,026

American Funds Tax-Exempt Funds	61

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	$1,575	$1,666
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	3,540	3,822
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	1,625	1,744
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 2024 (put 2023)	3,710	3,682
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2022	1,540	1,558
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2023	2,430	2,557
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2029	1,500	1,809
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2030	1,000	1,159
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2031	1,370	1,670
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2031	1,000	1,156
City of Sanford, Housing Auth., Multi Family Housing Rev. Bonds (Matthews Garden Gilmore), Series 2020, 0.30% 2023 (put 2022)	1,500	1,497
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2019-B, (1-month USD-LIBOR x 0.67 + 0.35%) 0.193% 2034 (put 2022)[2]	4,000	3,999
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.468% 2041 (put 2022)[2]	9,850	9,856
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 2023	6,300	6,595
		118,584

North Dakota 0.77%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024	8,205	8,043
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2029	750	912
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2030	1,320	1,628
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2031	950	1,189
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 2032	1,500	1,875
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	11,725	12,271
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	170	176
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	200	206
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, (SIFMA Municipal Swap Index + 0.20%) 0.26% 2043 (put 2024)[2]	2,225	2,236
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	2,180	2,271
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 2047	1,350	1,413
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	3,500	3,705
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	575	610
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 2049	2,060	2,207
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	1,645	1,769
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 2050	1,490	1,589
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 2051	2,775	2,901
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052	7,230	7,602
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	4,810	5,043
		57,646

Ohio 3.38%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2026 (put 2024)	2,450	2,418
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)	605	594
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-C, AMT, 2.10% 2028 (put 2024)	7,935	8,074
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 2029 (put 2024)	15,000	15,269
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2029	3,165	3,915
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2030	4,000	4,966
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	9,425	9,532
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2022	3,300	3,337
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2028	2,600	3,118
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2029	1,765	2,161
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2029	510	628

62	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2030	$725	$910
City of Cincinnati, Unlimited Tax G.O. Bonds, Series 2014-A, 5.00% 2024 (preref. 2022)	1,270	1,289
City of Cleveland, Airport System Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	1,850	2,045
City of Cleveland, Water Rev. Bonds, Series 2020-FF, 5.00% 2027	1,100	1,289
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2025	950	1,052
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2026	1,000	1,137
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2027	1,500	1,748
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 2024 (put 2023)	1,005	994
G.O. Common Schools Bonds, Series 2021-C, 5.00% 2030	1,065	1,340
G.O. Conservation Projects Bonds, Series 2019-A, 2.00% 2022	620	621
G.O. Conservation Projects Bonds, Series 2021-A, 5.00% 2030	1,000	1,257
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2029	1,100	1,356
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2030	1,095	1,377
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2029	1,400	1,722
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 2047 (preref. 2022)[1]	6,845	7,428
County of Hamilton, Metropolitan Sewer Dist. of Greater Cincinatti, Sewer System Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	1,000	1,247
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2024	120	127
Higher Educational Facs. Commission, Higher Educational Fac. Rev. Bonds (John Carroll University Project), Series 2022, 5.00% 2032	1,000	1,233
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2025	1,180	1,308
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2026	3,000	3,418
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2028	6,420	7,666
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2029	7,300	8,885
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2030	2,220	2,750
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 2024 (put 2023)	4,860	4,834
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	2,775	2,743
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 2023 (put 2022)	6,035	6,012
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (The Arts Apartments Project), Series 2020-A, 0.35% 2023 (put 2022)	6,250	6,246
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	1,860	1,942
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	2,120	2,223
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 2047	1,190	1,261
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	7,075	7,454
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	2,540	2,746
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	10,435	11,217
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 2050	1,530	1,656
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 2051	7,970	8,471
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2028	6,300	7,730
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2029	2,825	3,535
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 2031	365	458
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 2033	1,550	1,936
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2029	505	622
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2030	825	1,034
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2031	800	1,021
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2032	590	752
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2033	570	724
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)	6,500	7,200
Ohio University, General Receipts Bonds, Series 2013, 5.00% 2039 (preref. 2022)	1,500	1,555
Ohio University, General Receipts Bonds, Series 2013, 5.00% 2043 (preref. 2022)	2,000	2,073

American Funds Tax-Exempt Funds	63

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 2049 (put 2025)	$8,685	$9,599
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2022	1,825	1,858
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2022	1,550	1,610
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	2,590	2,770
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2023	2,305	2,429
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2024	1,360	1,495
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2024	655	710
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2026	865	963
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2027	500	555
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	9,000	10,083
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2032	1,000	1,211
Rev. Bonds (Premier Health Partners Obligated Group), Series 2020, 5.00% 2033	415	502
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2025	855	893
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 1998-A, National insured, 5.50% 2026	6,500	7,430
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2029	1,000	1,197
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2030	1,325	1,580
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 3.25% 2022	3,500	3,560
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 2023	1,420	1,501
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2019-A, 5.00% 2029	3,820	4,703
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2032	4,545	5,721
		252,026

Oklahoma 0.11%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2023	4,470	4,735
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 2050	1,930	2,036
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	880	1,104
		7,875

Oregon 1.17%
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2029	775	904
County of Deschutes, Deschutes Public Library Dist., G.O. Bonds, Series 2021, 4.00% 2030	1,035	1,223
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2020, 3.50% 2050	3,660	3,895
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 2051	5,020	5,287
G.O. Rev. Ref. Bonds (Higher Education), Series 2020-N, 5.00% 2028	500	611
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Anna Mann Apartments Project), Series 2021-AA, 0.75% 2041 (put 2024)	19,600	19,245
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 2024 (put 2023)	8,335	8,229
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	1,640	1,625
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2015-A, 3.50% 2036	1,675	1,732
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	3,895	4,109
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	375	392
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	1,265	1,348

64	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 2051	$3,130	$3,336
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-C, 3.00% 2052	4,105	4,292
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2026	1,500	1,714
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2027	1,780	2,073
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2031	4,000	4,889
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 5.00% 2032	3,300	4,027
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, 5.00% 2024	1,400	1,520
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 2026	1,700	1,909
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-A, 5.00% 2026	950	1,067
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2027 (preref. 2024)	5,225	5,788
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2029 (preref. 2024)	4,785	5,300
Dept. of Transportation, Highway User Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030 (preref. 2024)	2,735	3,030
		87,545

Pennsylvania 3.79%
County of Allegheny, G.O. Bonds, Series C-70, 5.00% 2034 (preref. 2022)	1,000	1,037
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 5.00% 2022	1,000	1,021
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2021-B, 5.00% 2025	740	836
County of Berks, G.O. Bonds, Series 2015, 4.00% 2027 (preref. 2023)	665	702
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2030 (put 2025)[2]	1,825	1,816
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2031 (put 2025)[2]	2,520	2,508
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2032 (put 2025)[2]	1,915	1,906
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.75% 2022 400 406 Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2032 (preref. 2023)	1,370	1,468
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 2034 (preref. 2023)	1,185	1,270
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2019-A, 5.00% 2029	1,000	1,234
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024 (preref. 2022)	1,200	1,223
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025 (preref. 2022)	1,100	1,121
Township of East Hempfield, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2022	590	610
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 2023	8,895	8,745
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2022	5,500	5,708
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2023	5,540	5,848
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,900	5,435
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2024	4,680	5,111
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2025	5,985	6,737
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2026	1,775	2,054
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 0.23% 2044 (put 2022)	18,260	18,255
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 2037 (put 2024)	2,100	2,074
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 0.46% 2041 (put 2024)[2]	4,840	4,821
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 2033 (put 2026)	15,625	15,276
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2023	2,250	2,373
G.O. Bonds, Series 2012-1, 5.00% 2024 (preref. 2022)	1,685	1,711

American Funds Tax-Exempt Funds	65

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.66% 2049 (put 2024)[2]	$4,520	$4,542
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2026	310	350
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2029	535	636
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2030	400	482
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 2041	2,215	2,153
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 2042	2,730	2,650
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 2027	1,200	1,414
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 5.00% 2028	1,300	1,564
Higher Educational Facs. Auth., Rev. Bonds (Temple University), Series 2012-1, 5.00% 2035 (preref. 2022)	2,755	2,776
Higher Educational Facs. Auth., Rev. Ref. Bonds, Series 2015-AQ, 5.00% 2024	3,955	4,312
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	5,795	6,173
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,760	1,826
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 2040	1,350	1,377
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 2040	165	170
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	205	211
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	4,110	4,255
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	2,660	2,751
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	4,475	4,690
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 2050	8,525	8,923
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051	8,945	9,424
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	3,830	3,998
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 2051	3,325	3,486
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	9,610	9,518
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 2024 (put 2023)	3,095	3,060
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2025	1,000	1,124
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2026	1,920	2,216
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 1.16% 2038[2]	2,190	2,251
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 2023	415	436
County of Luzerne, Industrial Dev. Auth., Rev. Ref. Bonds (Pennsylvania - American Water Co. Project), Series 2019, 2.45% 2039 (put 2029)	4,500	4,748
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	1,900	1,928
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2035	560	642
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-C, 0.78% 2051 (put 2023)[2]	2,800	2,800
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2023 (preref. 2022)	2,400	2,432
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024 (preref. 2022)	1,000	1,013
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.111% 2048 (put 2022)[2]	2,075	2,085
City of Philadelphia, Airport Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 2030	2,255	2,758
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2023	1,000	1,057
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2024	2,000	2,182
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2025	2,000	2,245
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2028	1,000	1,112
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2023	1,220	1,296
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	5,080	5,578
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	3,000	3,390
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 2025	1,200	1,356

66	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Philadelphia School Dist., G.O. Bonds, Series 2019-A, National insured, 5.00% 2026	$2,000	$2,319
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2029	1,340	1,634
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2030	740	917
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2031	730	918
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2032	2,230	2,809
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2033	2,900	3,633
Philadelphia School Dist., G.O. Green Bonds, Series 2019-B, 5.00% 2028	3,740	4,479
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 2029	335	409
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 2030	1,245	1,543
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 2031	1,500	1,886
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2022	4,850	4,974
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2023	1,500	1,594
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 0.71% 2040 (put 2023)[2]	7,955	8,007
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2022	2,250	2,267
Saint Mary Hospital Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-PA, 5.00% 2029	1,000	1,207
Transportation Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	1,475	1,761
Turnpike Commission, Turnpike Rev. Bonds, Series 2016, 5.00% 2022	5,000	5,074
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2027	1,060	1,225
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2028	1,500	1,806
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 2028	725	886
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 2029	655	817
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 2030	1,675	2,128
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2030	1,535	1,950
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2031	2,005	2,542
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 2030	1,250	1,529
		283,010

Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2029	450	538
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2030	585	711
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2031	265	327
		1,576

Rhode Island 0.33%
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 5.00% 2028	1,000	1,217
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,238
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-2, 4.00% 2032 60 60 Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	260	265
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039 3,105 3,200 Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051	11,835	12,432
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	2,185	2,164
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2025	525	591
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2026	825	949
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.50% 2025	1,350	1,361
		24,477

South Carolina 1.50%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 2024 (put 2023)	4,255	4,218
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 5.00% 2029	500	615
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2013, 5.00% 2043 (preref. 2023)	6,380	6,656
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	900	940

American Funds Tax-Exempt Funds	67

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	$1,575	$1,651
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	1,055	1,112
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	2,130	2,291
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	14,310	15,508
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	11,440	12,031
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 2052	7,125	7,529
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	970	1,025
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (The Sullivan), Series 2021-B, 0.34% 2025 (put 2024)	5,935	5,825
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)	3,885	3,876
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	5,420	5,706
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2029	840	1,038
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2031	1,600	2,040
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2032	1,625	2,070
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	4,250	4,405
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-C, 5.00% 2022	1,000	1,036
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2026	2,650	2,690
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2026 (preref. 2022)	2,350	2,385
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	3,225	3,274
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028 (preref. 2022)	3,080	3,127
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2028	2,455	2,816
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-A, 5.75% 2043 (preref. 2023)	5,120	5,568
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	900	1,005
County of Richland, Environmental Improvement Rev. Ref. Bonds, Series 2014-A, AMT, 3.875% 2023	4,900	5,062
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2029	1,705	2,061
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2030	1,830	2,251
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2031	1,405	1,758
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2032	460	583
		112,152

South Dakota 0.59%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 2030	65	66
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	125	128
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	105	108
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	425	443
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	5,260	5,463
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	545	566
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	4,135	4,467
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	1,755	1,872
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	20,385	21,326
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	9,295	9,911
		44,350

Tennessee 0.88%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	310	323
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	320	325
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2A, AMT, 4.00% 2042	1,710	1,805
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	1,700	1,797
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 2042	1,275	1,352
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	235	241
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	205	213
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	95	99
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	295	308
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	85	89
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 2048	1,975	2,135
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-3-A, 3.50% 2050	2,730	2,905
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 2050	3,050	3,275
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	2,355	2,531
City of Kingsport, Industrial Dev. Board, Collateralized Multi Family Housing Bonds (Kings West Apartments Project), Series 2020, 0.35% 2023[2]	1,000	999

68	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
County of Knox, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Bonds (Covenant Village Project), Series 2020, 0.30% 2023 (put 2022)	$625	$624
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2023	1,000	1,039
County of Knox, Health, Educational and Housing Fac. Board, Multi Family Housing Bonds (Farragut Pointe Apartments Project), Series 2021, 0.65% 2026 (put 2024)	6,755	6,627
City of Knoxville, Community Dev. Corp., Collateralized Multi Family Housing Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 2024 (put 2023)	2,880	2,842
City of Memphis, Health, Educational and Housing Fac. Board, Multi Family Housing Rev. Bonds (Robinhood Partners Park Apartment Project), Series 2020, 0.45% 2023 (put 2022)	1,000	999
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Burkle & Main Apartments Project), Series 2019, 1.40% 2022 (put 2022)	100	100
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Memphis Tower Apartments Project), Series 2020, 0.25% 2023 (put 2022)	3,750	3,738
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	4,820	5,994
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2021-A, 5.00% 2030	1,205	1,519
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2021-A, 5.00% 2031	1,325	1,702
School Bond Auth., Higher Education Facs., Second Program Bonds, Series 2015-B, 5.00% 2045 (preref. 2025)	3,030	3,445
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)	15,500	19,012
		66,038

Texas 11.79%
Abilene Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	2,000	2,229
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I LLC), Series 2021, 0.25% 2024 (put 2022)	620	618
Alamo Community College Dist., Limited Tax and Rev. Ref. Bonds, Series 2017, 5.00% 2028	8,625	10,331
Aldine Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2025	1,000	1,115
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2028	500	602
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2029	700	860
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2030	350	438
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2014-B, 0.45% 2036 (put 2023)	3,520	3,496
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	1,545	1,766
Angleton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,070	1,254
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2027	375	422
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2028	400	455
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 2029	360	414
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2027	1,310	1,552
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2027	1,280	1,514
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2028	750	905
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2029	800	984
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2030	345	431
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 5.00% 2031	445	565
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2027	500	590
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2030	850	1,042
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2031	880	1,074
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	580	587
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2033	585	650
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2034	605	672

American Funds Tax-Exempt Funds	69

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2028	$1,125	$1,287
City of Arlington, Permanent Improvement Bonds, Series 2021-A, 5.00% 2030	1,310	1,648
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 2040 (put 2023)	13,060	13,018
Austin Community College Dist., Maintenance Tax Notes, Series 2021, 5.00% 2030	840	1,064
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 2029	2,000	2,490
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2029	1,000	1,245
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,960	3,362
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	1,370	1,737
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2031	1,500	1,937
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	3,430	4,291
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 2.50% 2031	750	710
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2023	900	940
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2023	710	742
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,260	1,406
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	2,000	2,394
Brazosport Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2022	1,175	1,177
Brazosport Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	1,760	1,763
Brownsville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 3.00% 2026	2,180	2,347
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM insured, 5.00% 2025	235	264
City of Bryan, Electric System Rev. Bonds, Series 2021, BAM insured, 5.00% 2028	265	319
Burnet Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	1,265	1,602
County of Cameron, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2024 (put 2023)	3,355	3,318
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,390	1,502
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,875	2,090
Canyon Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	2,145	2,524
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Grand Avenue Flats), Series 2021, 0.29% 2039 (put 2024)	7,780	7,617
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	2,995	2,998
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 2041 (put 2024)	24,065	23,746
Carroll Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2026	1,000	1,146
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2023	2,565	2,681
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2024	1,000	1,072
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,104
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,500	1,701
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2030	1,805	2,212
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2031	3,000	3,733
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2032	2,870	3,591
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2021-D, 5.00% 2033	2,770	3,458
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2038 (put 2024)	3,350	3,279
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	1,490	1,684
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2026	3,800	4,410
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2027	1,150	1,367
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2028	2,535	3,075
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2030	1,500	1,879
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2031	1,250	1,564
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 2032	1,000	1,250
Conroe Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,660	1,663
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 2031	615	588
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2028	2,125	2,579
Corpus Christi Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2029	1,730	2,141
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 4.00% 2039 (preref. 2025)	1,665	1,821
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	785	961

70	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Crowley Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2032	$855	$1,046
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2024	3,100	3,349
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2026	1,000	1,146
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2027	2,500	2,701
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,177
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2040 (put 2024)	4,645	4,523
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-1, 0.28% 2040 (put 2024)	1,985	1,933
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-A, AMT, 5.00% 2026 (preref. 2022)	1,000	1,032
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	1,620	1,671
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-A, AMT, 5.25% 2026	2,000	2,139
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Estates at Shiloh), Series 2019, 1.25% 2037 (put 2023)	4,885	4,910
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	6,170	6,146
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 2022	1,250	1,297
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,090	1,159
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034 (preref. 2024)	1,000	1,099
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2022	3,925	3,930
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2033	4,430	5,415
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2028	455	552
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2028	370	449
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2029	775	958
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2029	460	569
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2030	505	630
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 2030	450	561
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2022	1,230	1,251
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,000	1,186
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	7,320	8,502
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2026	1,435	1,643
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2027	1,505	1,769
Dumas Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2028	1,335	1,605
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2028	1,000	1,216
Eagle Mountain-Saginaw Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2030	1,010	1,231
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 2027	275	327
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 2028	350	425
City of El Paso, Combination Tax and Rev. Bonds Certs. of Obligation, Series 2021-A, 5.00% 2029	425	527
El Paso Independent School Dist., Maintenance Tax Notes, Series 2020, 2.00% 2040 (put 2023)	2,560	2,600
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,000	1,194
Forney Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-A, 5.00% 2029	1,255	1,555
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	1,000	1,273
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 2032	315	371
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 4.00% 2033	1,000	1,174
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	17,385	16,735
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	5,495	5,444
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2028	1,635	1,992
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2027	1,075	1,266
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	2,375	2,973
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	1,995	2,540
City of Fort Worth, Water and Sewer System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2030	7,000	8,763

American Funds Tax-Exempt Funds	71

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2028	$1,325	$1,449
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2029	1,500	1,639
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	5,080	4,970
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2028	195	233
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2029	385	469
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2030	375	465
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	475	599
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 5.00% 2032	720	902
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2024	1,230	1,329
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2028	1,060	1,274
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2035 (put 2026)	2,135	1,988
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	5,010	4,997
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053 (preref. 2023)	2,140	2,284
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	1,695	1,708
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 3.00% 2022	1,000	1,014
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	4,240	4,240
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2032	1,000	1,239
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2023	1,000	1,056
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,850	3,148
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-1, (SIFMA Municipal Swap Index + 0.42%) 0.48% 2049 (put 2022)[2]	7,200	7,200
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	4,440	4,889
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2022[2]	1,885	1,888
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 0.721% 2046 (put 2024)[2]	4,950	4,963
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	4,135	4,138
County of Harris, Deer Park Independent School Dist., Limited Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2030	1,635	2,041
County of Harris, Flood Control Dist., Contract Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	5,435	5,597
County of Harris, Flood Control Dist., Improvement Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	910	1,087
County of Harris, Flood Control Dist., Improvement Rev. Ref. Bonds, Series 2021-A, 5.00% 2030	2,500	3,172
County of Harris, Flood Control Dist., Improvement Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	3,000	3,794
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Contractual Obligations, Series 2014, 5.00% 2027 (preref. 2024)	1,140	1,261
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,000	1,030
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022 (escrowed to maturity)	3,225	3,337
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	3,000	3,287
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	1,420	1,707
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,700	1,977
Hays Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,790	2,106
Hays Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2031	1,230	1,418
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 2025 (put 2023)	1,700	1,683
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	3,160	3,153
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	5,795	5,712
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (The Park at Kirkstall), Series 2021, 0.65% 2025 (put 2024)	10,455	10,260
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,565	1,701
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	16,620	17,472
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	6,645	7,172
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	8,960	9,725

72	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2051	$7,895	$8,456
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	13,995	14,743
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	1,935	1,888
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2028	1,000	1,192
City of Houston, Airport System Rev. Bonds, Series 2018-C, AMT, BAM insured, 5.00% 2025	1,250	1,397
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2025 (preref. 2022)	1,440	1,467
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2026	5,010	5,726
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2029	1,700	2,056
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2029	1,500	1,785
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 2030	2,400	2,952
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2030	1,035	1,227
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	5,950	6,060
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2036	2,000	2,397
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	4,500	5,255
City of Houston, Combined Utility System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2024 (escrowed to maturity)	2,500	2,417
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2028	500	610
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2029	490	610
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2030	650	813
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	3,315	3,755
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2025	85	93
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2026	140	156
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2028	130	147
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2030	255	295
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2031	150	174
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,460	2,775
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	7,865	7,779
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,184
City of Houston, Water and Sewer System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2028 (escrowed to maturity)	1,300	1,161
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 3.00% 2022	2,000	2,002
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 3.00% 2022	300	300
Houston Community College System, Maintenance Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2023	725	749
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,250	1,456
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2055 (put 2025)	3,750	3,834
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,350	1,546
Jacksonville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2027	1,500	1,765
Katy Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	3,480	3,486
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 5.00% 2031	885	1,084
Kaufman Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,445	1,651
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2022	1,000	1,023
Killeen Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	3,350	3,356
La Joya Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2022	1,600	1,603
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,050	1,172
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,110	1,275
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 5.00% 2024	2,500	2,746
Love Field Airport Modernization Corp., General Airport Rev. Bonds, Series 2017, AMT, 5.00% 2026	1,000	1,152
Love Field Airport Modernization Corp., General Airport Rev. Ref. Bonds, Series 2021, AMT, 5.00% 2032	15,865	19,790
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 2032	3,765	4,748
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	2,250	2,445

American Funds Tax-Exempt Funds	73

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2029	$1,000	$1,219
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2030	1,000	1,241
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2021-A, 5.00% 2032	1,400	1,770
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2033	2,000	2,445
Lumberton Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	1,065	1,306
Manor Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2029	2,915	3,555
Mansfield Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028 (preref. 2025)	2,415	2,695
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 5.00% 2034 (preref. 2024)	1,290	1,394
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 0.90% 2030 (put 2023)	4,545	4,521
McAllen Independent School Dist., Maintenance Tax Notes, Series 2020, 5.00% 2026	895	1,021
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	4,460	4,357
County of Midland, Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 2024 (put 2023)	4,000	3,967
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	3,630	4,129
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2027[2]	2,155	2,160
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2022	1,245	1,285
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2023	1,520	1,614
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2024	1,030	1,121
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2029	1,150	1,429
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2030	1,000	1,244
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	880	1,091
Nederland Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2032	1,000	1,163
City of New Braunfels, Utility System Rev. Ref. Bonds, Series 2021, 5.00% 2029	1,545	1,904
New Braunfels Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2020, 0% 2023	5,305	5,267
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 1.25% 2050 (put 2024)	2,505	2,509
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2028	1,500	1,771
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2022	645	664
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2023	500	534
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2024	625	688
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2027	1,230	1,364
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	1,440	1,591
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030 (preref. 2025)	800	895
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Bonds (Presbyterian Healthcare System Project), Series 1996, National insured, 5.75% 2026 (escrowed to maturity)	4,950	5,468
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	2,660	2,608
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	3,500	3,534
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2028	1,000	1,220
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2029	1,750	2,175
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 5.00% 2031	415	532
North Texas Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2012-A, 5.125% 2042 (preref. 2022)	1,650	1,675
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 5.00% 2022	1,550	1,590
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2027	1,000	1,174
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2028	1,715	2,056
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2029	2,000	2,447

74	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	$4,000	$4,291
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2027	1,000	1,071
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	2,000	2,269
North Texas Tollway Auth., System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-D, Assured Guaranty insured, 0% 2030	4,000	3,422
Northside Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 5.00% 2028	2,830	3,445
Northside Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 5.00% 2029	3,375	4,185
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	3,115	3,034
Northwest Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031 (preref. 2025)	1,000	1,116
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2030	895	1,118
Northwest Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2031	895	1,131
County of Nueces, Combination Tax and Limited Tax Rev. Ref. Certs. of Obligation, Series 2021-A, 5.00% 2029	460	562
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	6,970	6,901
Pasadena Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2029	1,825	2,239
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2038	7,240	7,550
Pearsall Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2030	1,275	1,566
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	3,170	3,175
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2023	1,715	1,792
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2023	3,690	3,855
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	1,065	1,216
Plano Public Fac. Corp., Multi Family Housing Rev. Bonds (K Avenue Lofts), Series 2021, 0.65% 2041 (put 2024)	8,500	8,500
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2030	2,345	2,936
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2031	855	1,090
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2050 (put 2023)	3,145	3,199
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	1,515	1,560
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2028	1,400	1,681
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2029	1,495	1,830
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2030	950	1,168
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2031	1,450	1,779
City of San Antonio, Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2028	1,250	1,490
City of San Antonio, Combination Tax and Rev. Certs. of Obligation, Series 2020, 5.00% 2028	1,030	1,248
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	4,345	4,533
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2019, 4.00% 2027	2,760	3,107
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	3,730	3,789
City of San Antonio, General Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2022	2,475	2,475
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2029	1,000	1,210
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	875	981
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2026	1,000	1,153
City of San Antonio, Water System Rev. Ref. Bonds, Series 2019-C, 5.00% 2027	1,000	1,182
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2028	1,875	2,285
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 2029	2,500	3,108
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2027	1,725	2,029
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,500	1,647
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	1,385	1,683
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2030	280	322
Tantum Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2023	1,145	1,184
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2029	5,020	5,767
Tarrant Regional Water Dist., Water Transmission Fac. Contract Rev. Bonds (City of Dallas Project), Series 2021-A, 4.00% 2024	1,410	1,516
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 2025	1,500	1,696
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2025 (preref. 2023)	1,600	1,687
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,425	1,638
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2023	2,090	2,184
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2024	690	746
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,088

American Funds Tax-Exempt Funds	75

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Transportation Commission, Highway Improvement G.O. Bonds, Series 2016-A, 5.00% 2028	$2,210	$2,538
County of Travis, Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 2041 (put 2025)	18,775	18,289
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2022	1,250	1,278
Trinity River Auth., Regional Wastewater System Rev. Improvement and Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,250	1,486
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2030	1,415	1,778
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2031	2,195	2,806
Trinity River Auth., Rev. Ref. Bonds (Tarrant County Water Project), Series 2015, 5.00% 2025	1,710	1,899
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 2024 (put 2023)	4,500	4,438
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2025	1,030	1,166
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2026	1,420	1,651
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2027	1,490	1,776
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,620	3,006
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	2,665	3,046
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2024	1,665	1,807
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2025	1,255	1,404
Waco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,615	1,875
Waller Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2030	1,820	2,268
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2018, 5.00% 2030	2,760	3,269
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2023	1,455	1,530
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	6,935	8,405
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2030	3,000	3,817
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2030	2,490	3,138
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2031	1,600	2,073
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2031	1,445	1,854
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 5.00% 2032	1,405	1,820
Wylie Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2030	13,170	16,514
		880,296

Utah 0.32%
Board of Higher Education, General Rev. Green Bonds (University of Utah), Series 2022-A, 5.00% 2034	3,220	4,122
Building Ownership Auth., Series 2017, 5.00% 2022	1,710	1,732
Canyons School Dist., Local Building Auth., Lease Rev. Bonds, Series 2021, 5.00% 2029	2,640	3,269
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 2026	500	574
Central Valley Water Reclamation Fac., Sewer Rev. Green Bonds , Series 2021-C, 5.00% 2027	555	654
Provo City School Dist., G.O. Bonds, Series 2021, 5.00% 2029	1,575	1,953
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 2028	2,800	3,318
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 2029	1,330	1,544
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 2030	2,750	3,364
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2012, 5.00% 2026 (preref. 2022)	1,000	1,017
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 2023	725	769
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2026	655	750
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2030	225	278
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2031	120	150
		23,494

Vermont 0.13%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-A, AMT, 4.00% 2047	2,435	2,567
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	1,040	1,099
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2019-A, 4.00% 2049	2,200	2,382
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 2050	1,200	1,282
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2022	400	406

76	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Vermont (continued)
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2027	$400	$460
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2028	490	571
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2029	500	587
		9,354

Virginia 2.18%
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 2027	1,810	1,798
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2027	1,000	1,184
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2032	1,685	2,093
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 2027	1,250	1,242
County of Charles City, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management of Virginia, Inc. Project), Series 2003-A, AMT, 2.40% 2027 (put 2022)	1,375	1,380
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2012-A, 5.00% 2024 (preref. 2022)	1,885	1,885
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2033 (preref. 2023)	14,055	14,593
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2034 (preref. 2023)	7,350	7,631
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2021, 5.00% 2027	290	333
County of Fairfax, Econ. Dev. Auth.,County Facs. Rev. Green Bonds (County Facs. Project), Series 2021-A, 5.00% 2032	1,000	1,296
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 2041 (put 2024)	7,225	7,129
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 2025 (put 2024)	7,000	6,887
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2028	1,950	2,263
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2029	2,165	2,550
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2030	2,275	2,664
County of Halifax, Industrial Dev. Auth., Recovery Zone Fac. Rev. Bonds (Virginia Electric and Power Co. Project), Series 2010-A, 0.45% 2041 (put 2022)	6,335	6,335
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2014-A, 5.00% 2028 (preref. 2024)	2,915	3,187
County of Hanover, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (Harbour Square Apartments), Series 2020, 0.31% 2023 (put 2022)	1,000	998
City of Hopewell, Redev. And Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 2024 (put 2023)	7,750	7,664
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.90% 2035 (put 2023)	3,000	3,041
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2030	975	1,207
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2032	2,250	2,877
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2033	710	903
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 5.00% 2034	1,425	1,811
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	5,500	6,295
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2022	140	142
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2023	190	196
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 2024	205	215
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2031	2,125	2,368
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2017, AMT, 5.00% 2034	3,800	3,806

American Funds Tax-Exempt Funds	77

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2019, AMT, 5.00% 2049	$18,435	$18,463
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2029	1,260	1,507
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2030	1,480	1,765
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 2030	2,250	2,476
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 2031	2,925	3,239
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 2032	2,250	2,482
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2034	1,000	1,002
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2012, AMT, 5.00% 2040	18,720	18,749
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.50% 2042	13,250	13,494
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 4.00% 2040 (preref. 2025)	3,015	3,303
		162,453

Washington 2.34%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 2029	6,400	7,968
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (Mura Cascade ELP, LLC Project), Series 2021, AMT, 0.33% 2041 (put 2022)[3]	7,995	7,972
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2032	1,805	2,272
Energy Northwest, Electric Rev. and Rev. Ref. Bonds (Columbia Generating Station), Series 2020-A, 5.00% 2033	3,000	3,775
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 2024 (put 2023)	2,620	2,591
G.O. Bonds, Series 2012-D, 5.00% 2023	5,015	5,015
G.O. Bonds, Series 2017-D, 5.00% 2028	5,000	5,865
G.O. Bonds, Series 2019-C, 5.00% 2031	5,000	6,122
G.O. Bonds, Series 2019-A, 5.00% 2033	3,500	4,221
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2022	2,370	2,423
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2026 (preref. 2024)	1,000	1,086
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-B, 4.00% 2042 (put 2030)	10,000	11,691
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	3,435	3,407
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 2025 (put 2024)	3,090	3,093
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035	9,331	9,871
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2024[3]	835	896
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2026[3]	1,590	1,805
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	100	102
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	6,380	6,812
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 2050	710	767
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051	5,110	5,373
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2015-A-R, AMT, 3.50% 2038	285	293
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2022-B, 5.00% 2031	3,105	3,972
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	4,950	4,834
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	1,125	1,123
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 0.31% 2045 (put 2026)[2]	7,070	7,131
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.55% 2046 (put 2023)[2]	4,500	4,514
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2029	1,525	1,896
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 5.00% 2030	1,600	2,028
City of Seattle, Solid Waste System Rev. Ref. Bonds, Series 2021, 4.00% 2032	1,395	1,670
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 4.00% 2033	5,000	6,007
Port of Seattle, Rev. and Rev. Ref. Bonds, Series 2021, AMT, 5.00% 2030	9,345	11,593
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	5,250	5,860

78	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2025	$2,500	$2,791
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2026	2,500	2,861
Port of Seattle, Rev. Bonds, Series 2017-C, AMT, 5.00% 2027	2,500	2,932
Port of Seattle, Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	4,750	5,539
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 2030	2,000	2,421
Port of Seattle, Rev. Ref. Bonds, Series 2012-B, AMT, 5.00% 2022	1,825	1,865
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2029	1,000	1,091
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 2022	1,000	1,015
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 2023	1,100	1,160
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2026	2,300	2,545
Snohomish School Dist. No. 201, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2028	2,750	3,376
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 5.00% 2028	2,295	2,817
		174,461

West Virginia 0.36%
Board of Governors of West Virginia University, Rev. Ref. and Improvement Bonds (West Virginia University Projects), Series 2013-A, 5.00% 2026 (preref. 2022)	1,000	1,030
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 2041 (put 2025)	4,425	4,351
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	6,250	6,285
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	1,250	1,287
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	5,200	5,222
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	2,175	2,170
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 2024 (put 2023)	6,875	6,824
		27,169

Wisconsin 2.00%
Clean Water Rev. Ref. Bonds, Series 2016-1, 5.00% 2023 (escrowed to maturity)	1,960	2,069
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 5.00% 2028	1,000	1,216
Environmental Improvement Fund Rev. Green Bonds, Series 2021-A, 4.00% 2032	1,525	1,790
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	9,250	9,356
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	12,385	13,041
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2017-B, 5.00% 2033	3,165	3,625
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	11,000	11,389
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2054 (put 2023)[2]	5,200	5,211
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 0.71% 2054 (put 2024)[2]	4,000	4,034
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[3]	12,430	13,887
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	1,650	1,805
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	3,500	3,541
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,135	2,207
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	1,910	1,972
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	3,760	3,950
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	2,165	2,279
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	14,040	15,151
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	8,945	9,522
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	3,865	4,056
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 2052	2,875	3,032
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	875	865
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	1,100	1,077
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 2052 (put 2025)	6,250	6,116
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2023	1,475	1,578
County of Milwaukee, Airport Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2024	1,550	1,703

American Funds Tax-Exempt Funds	79

Limited Term Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2025	$230	$252
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2026	225	251
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 2041 (put 2030)	7,575	8,854
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 2029 (put 2026)	10,620	10,473
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	630	747
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 2029	2,000	2,452
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 5.00% 2030	1,525	1,903
		149,404

Wyoming 0.32%
Community Dev. Auth., Housing Rev. Bonds, Series 2016-1, AMT, 3.50% 2038	1,750	1,812
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	180	184
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,030	1,061
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	3,730	3,980
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 2050	7,565	7,926
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	8,555	9,245
		24,208

Total bonds, notes & other debt instruments (cost: $6,323,637,000)		6,282,113

Short-term securities 15.97%
Municipals 15.97%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 0.27% 2028[2,3]	2,000	2,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-B, 0.10% 2033[2]	2,000	2,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.11% 2048[2]	9,730	9,730
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-D-2, 0.04% 2047[2]	10,000	10,000
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 0.04% 2053[2]	23,250	23,250
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.08% 2035[2]	1,000	1,000
State of California, G.O. Bonds, Series 2005-B-3, 0.04% 2040[2]	8,705	8,705
State of California, G.O. Bonds, Series 2020, 0.03% 2048[2]	35,500	35,500
State of California, IAM Commercial Paper, Series 2021-A-6, 0.11% 2/2/2022	10,000	10,000
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.20% 2050 (put 2022)[3,4]	16,500	16,500
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	1,190	1,173
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.08% 2035[2]	10,650	10,650
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.08% 2035[2]	7,580	7,580
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B-5, 0.04% 2034[2]	8,700	8,700
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.07% 2050[2]	6,000	6,000
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.09% 2051[2]	7,700	7,700
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.08% 2049[2]	5,500	5,500
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	60,000	60,858
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[2]	27,195	27,195
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/30/2022	28,120	28,539
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 0.20% 2047 (put 2024)[2,4]	5,765	5,767

80	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.09% 2037[2]	$2,525	$2,525
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 0.08% 2025[2]	2,500	2,500
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 0.30% 2041 (put 2022)[4]	7,190	7,189
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 0.375% 2051 (put 2022)[4]	8,895	8,890
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2017-A-2, AMT, 0.25% 2042 (put 2022)[3,4]	4,250	4,249
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	20,000	20,136
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-B, 1.00% 6/29/2022	90,000	90,259
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 0.05% 2050[2]	32,830	32,830
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.22% 2034 (put 2022)[4]	10,000	9,999
State of Florida, County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 0.40% 2041 (put 2022)[4]	4,160	4,158
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	3,870	3,870
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[4]	4,195	4,195
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 0.23% 2048 (put 2022)[4]	5,000	5,000
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	16,675	16,855
State of Illinois, G.O. Rev. Ref. Bonds, Series 2021-C, 4.00% 3/1/2022	6,015	6,032
State of Indiana, Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 0.40% 2031 (put 2022)[4]	1,980	1,976
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.08% 2039[2]	6,320	6,320
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 0.05% 2033[2]	5,000	5,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 0.09% 2041[2]	25,110	25,110
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.11% 2040[2]	17,365	17,365
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 0.11% 2051[2]	6,920	6,920
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.11% 2035[2]	7,600	7,600
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 0.06% 2043[2]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 0.10% 2043[2]	4,610	4,610
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.06% 2050[2]	23,000	23,000
State of Massachusetts, Health and Educational Facs. Auth., Rev. IAM Commerical Paper, Series 2021-A-2, 0.09% 3/1/2022	10,000	10,000
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Notes, Series 2021, 0.25% 12/1/2022	5,110	5,094
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2018-A-1, 0.05% 2026[2]	18,145	18,145
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 0.05% 2047[2]	6,675	6,675
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.11% 2042[2]	18,500	18,500
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.07% 2042[2]	8,080	8,080
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 0.05% 2038[2]	25,000	25,000
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2016, 0.05% 2047[2]	23,540	23,540
State of Minnesota, City of Shakopee, Multi Family Housing Rev. Bonds (Shakopee Village Apartments Project), Series 2021, 0.25% 2024 (put 2022)[4]	1,300	1,298
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.11% 2030[2]	18,000	18,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 0.06% 2030[2]	5,000	5,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-G, 0.10% 2035[2]	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 0.11% 2035[2]	15,500	15,500

American Funds Tax-Exempt Funds	81

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.10% 2033[2]	$2,100	$2,100
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 0.12% 2040[2]	6,600	6,600
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022	6,245	6,220
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.11% 2041[2]	2,900	2,900
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.09% 2039[2]	1,950	1,950
State of New York, Dormitory Auth., Rev. Bonds (Fordham University), Series 2008-A-2, 0.06% 2032[2]	6,495	6,495
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2/1/2022	14,020	14,020
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-D-1, 5.00% 9/1/2022	12,080	12,385
State of New York, New York City G.O. Bonds, Series 2006-E-4, 0.06% 2034[2]	6,025	6,025
State of New York, New York City G.O. Bonds, Series 2021-2, 0.12% 2042[2]	6,085	6,085
State of New York, New York City G.O. Bonds, Series 2021-3, 0.13% 2042[2]	4,850	4,850
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2012-A-2, 0.10% 2044[2]	8,740	8,740
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 0.06% 2038[2]	18,750	18,750
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.11% 2045[2]	50,000	50,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 0.12% 2048[2]	2,690	2,690
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-B-3, 0.12% 2042[2]	9,000	9,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 0.12% 2042[2]	7,320	7,320
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 0.11% 2045[2]	12,435	12,435
State of North Carolina, University of North Carolina Chapel Hill, Rev. Bonds, Series 2001, 0.05% 2025[2]	4,240	4,240
State of Ohio, Higher Educational Facs. Auth., Rev. IAM Commercial Paper, Series 2008-B-6, 0.10% 2/3/2022	5,000	5,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.10% 2039[2]	16,840	16,840
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.10% 2052[2]	2,000	2,000
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 0.25% 2034 (put 2022)[4]	4,160	4,159
State of Rhode Island, Health and Educational Building Corp., Health Facs. Rev. Bonds (NRI Community Services, Inc.), Series 2007, 0.09% 2037[2]	900	900
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.10% 2048[2]	45,875	45,875
State of Tennessee, Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-3-B, 0.25% 7/1/2022	9,400	9,389
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.12% 2034[2]	680	680
State of Texas, Deer Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 0.16% 2042 (put 2022)[4]	1,175	1,172
State of Texas, Grand Parkway Transportation Corp., Bond Anticipation Notes, Series 2018, 5.00% 2023	7,000	7,280
State of Texas, County of Harris, IAM Commercial Paper, Series 2022-D, 0.08% 2/3/2022	11,000	11,000
State of Texas, County of Harris, IAM Commercial Paper, Series 2022-D-2, 0.17% 3/2/2022	1,055	1,055
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.07% 2034[2]	17,500	17,500
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2021, 4.25% 6/30/2022	10,000	10,159
State of Texas, Lone Star College System, Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2/15/2022	660	661
State of Texas, Lone Star College System, Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.00% 2/15/2022	1,240	1,242
State of Texas, Massachusetts Bay Transportation Auth., Sales Tax IAM Commercial Paper, Series 2021-A, 0.09% 2/15/2022	7,000	7,000
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020-A, AMT, 0.18% 2046 (put 2022)[4]	9,000	8,999
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 0.18% 2040 (put 2022)[4]	1,000	1,000
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[4]	1,195	1,195
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 0.11% 2040[2]	3,500	3,500
State of Texas, Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2022	3,235	3,240

82	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.12% 2/10/2022	$7,000	$7,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.08% 3/2/2022	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2022-A, 0.11% 3/4/2022	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 0.05% 2033[2]	7,680	7,680
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2021-A, 0.13% 2/10/2022	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2022-A, 0.08% 2/18/2022	15,000	15,000
State of Texas, Veterans Bonds, Series 2019, 0.07% 2050[2]	13,275	13,275
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.11% 2036[2]	7,115	7,115
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-2, AMT, 0.18% 2025 (put 2022)[4]	5,140	5,140
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, AMT, 0.13% 2044[2]	2,850	2,850

Total short-term securities (cost: $1,192,539,000)		1,192,478
Total investment securities 100.12% (cost: $7,516,176,000)		7,474,591
Other assets less liabilities (0.12%)		(8,994)

Net assets 100.00%		$7,465,597

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	1,141	March 2022	(247,205)	$317
5 Year U.S. Treasury Note Futures	Short	2,257	March 2022	(269,042)	2,924
10 Year Ultra U.S. Treasury Note Futures	Long	310	March 2022	44,277	25
					$3,266

[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $66,204,000, which represented .89% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Assn.

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	83

The Tax-Exempt Bond Fund of America	unaudited
Investment portfolio January 31, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 90.74%	Principal amount (000)	Value (000)
Alabama 1.14%
Auburn University, General Fee Rev. Bonds, Series 2018-A, 5.00% 2036	$4,440	$5,284
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-C, 5.00% 2046	1,000	1,134
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	500	567
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2035 (preref. 2027)	6,450	7,560
City of Birmingham, Water Works Board, Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2043 (preref. 2027)	21,950	25,727
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 3), Series 2018-A, 4.00% 2048 (put 2023)	2,500	2,612
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 2049 (put 2026)	3,410	3,754
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	43,850	44,301
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2021-A, 4.00% 2051 (put 2023)	23,930	27,551
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025 (preref. 2022)	2,000	2,052
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	3,000	3,425
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	2,250	2,267
County of Jefferson, G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,750	1,836
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2027	3,000	3,516
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2028	2,500	2,931
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2029	5,000	5,869
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2030	5,000	5,866
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2031	7,500	8,784
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	2,250	2,636
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	5,040	5,905
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2034	8,200	9,613
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	11,300	12,729
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	22,340	24,211
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	17,665	19,205
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	1,500	1,714
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.50% 2053	11,000	12,000
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	10,970	12,440
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	10,600	14,201
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2031	5,000	6,145
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,759
County of Morgan, Board of Education Capital Outlay School Warrants, Series 2012, 5.00% 2035 (preref. 2022)	1,050	1,074
City of Prattville, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 2033 (put 2024)	450	461
City of Prattville, Industrial Dev. Board, Recovery Zone Fac. Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, 2.00% 2033 (put 2024)	425	436
City of Selma, Industrial Dev. Board, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2019-A, 2.00% 2033 (put 2024)	3,775	3,871

84	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Alabama (continued)
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 2049 (put 2024)	$1,000	$1,057
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 1), Series 2021-A, 4.00% 2051 (put 2028)	1,995	2,226
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	34,615	39,634
		327,353

Alaska 0.11%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2019-A, 3.75% 2042	10,755	11,561
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	1,275	1,324
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	10,220	10,960
International Airport System, Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,000	3,370
International Airport System, Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	3,500	3,932
		31,147

Arizona 1.80%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2027	1,305	1,535
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	1,375	1,653
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	1,700	2,088
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2033	6,395	7,641
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2034	16,455	19,654
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2017-A, 5.00% 2038	1,530	1,820
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 2036	1,000	1,250
Board of Regents of the Arizona State University System, Rev. Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2026 (preref. 2022)	3,035	3,081
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2023[1]	825	846
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 2027[1]	2,000	2,073
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 1.50% 2029	600	565
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 2026	500	581
Chandler Unified School Dist. No. 80, School Improvement Bonds, Series 2019-A, 5.00% 2027	250	298
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,215
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	3,768
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2023	450	473
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 2024	825	877
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	2,940
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,635
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 4.00% 2026	1,200	1,327
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,645
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2028	625	749
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	4,105	4,140
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (Midwestern University), Series 2020, 5.00% 2032	525	638
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 2039	1,550	1,657
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 2048	5,000	5,611
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Sun Health Services), Series 2019-A, 5.00% 2054	4,900	5,491
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,527
Glendale Union High School Dist. No. 205, School Improvement Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2038	1,000	1,173
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2033	1,000	1,189
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2035	1,100	1,301
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2036	1,000	1,180
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2037	1,045	1,232

American Funds Tax-Exempt Funds	85

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2039	$2,045	$2,404
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 5.00% 2044	1,630	1,902
Industrial Dev. Auth., Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-A, National insured, 4.00% 2049	4,075	4,401
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2038	250	280
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2045	2,200	2,431
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2041	450	473
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2051	1,330	1,389
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2061	5,820	6,051
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 2051	1,800	1,935
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 2061	1,780	1,899
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2028	2,735	3,042
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2042	1,000	1,133
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2047	1,310	1,475
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-A, 5.00% 2051	1,025	1,152
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2037[1]	1,005	1,140
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[1]	2,150	2,411
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[1]	5,305	5,918
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[1]	4,000	4,478
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[1]	700	784
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[1]	835	886
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[1]	1,325	1,500
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 5.00% 2037	1,000	1,231
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2038	1,600	1,855
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2039	1,800	2,083
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 4.00% 2040	1,000	1,155
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2020-A, 4.00% 2050	2,000	2,231
Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Las Terrazas Apartments Project), Series 2022-A, 1.25% 2025 (put 2024)	2,445	2,449
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 2033	59,232	63,638
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2028	2,000	2,427
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2029	1,000	1,219
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2030	2,000	2,520
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2030	2,000	2,498
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2031	5,650	7,248
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2038[1]	3,480	4,159
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2023	620	647
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2037	725	828
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2052	750	845
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 4.00% 2034	500	559
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2039	750	891
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 2041[1]	255	277
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 2045	3,000	3,576

86	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2049	$1,500	$1,757
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 2050	3,000	3,268
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 2051[1]	360	386
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-A, 5.00% 2054	1,650	1,927
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Project), Series 2019, 4.00% 2049	2,845	3,167
County of Maricopa, Industrial Dev. Auth., Hospital Rev. Bonds (Honor Health), Series 2021-A, 4.00% 2037	585	670
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2019-C, 0.63% 2035 (put 2024)[2]	4,570	4,592
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2016-A, 5.00% 2035	5,000	5,791
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-D, 4.00% 2048	28,635	32,317
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (Banner Health), Series 2017-C, 5.00% 2048 (put 2024)	1,035	1,137
County of Maricopa, Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2000-B, 2.40% 2035	7,150	6,814
County of Maricopa, Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2000-A, 2.40% 2035	8,175	7,791
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2040	7,250	7,746
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 2031	2,500	3,174
County of Maricopa, Special Health Care Dist., G.O. Bonds, Series 2021-D, 5.00% 2032	5,205	6,622
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University Hassayampa Academic Village Project), Series 2016, 5.00% 2033	5,080	5,828
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2024	280	297
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2026	260	285
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2027	250	277
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2030	290	328
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2041	650	732
City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 2045	1,050	1,173
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 2044	3,000	3,348
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 4.00% 2049	16,000	17,745
City of Phoenix, Civic Improvement Corp., Airport Rev. Bonds, Series 2019-A, 5.00% 2049	13,890	16,614
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2032	7,320	8,652
City of Phoenix, Civic Improvement Corp., Airport Rev. Ref. Bonds, Series 2017-D, 5.00% 2033	18,655	22,044
City of Phoenix, Civic Improvement Corp., Rental Car Fac. Charge Rev. Bonds, Series 2019-A, 5.00% 2033	2,515	3,014
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,200	2,531
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	2,000	2,297
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2033	1,000	1,148
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,146
City of Phoenix, Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	2,000	2,291
City of Phoenix, Civic Improvement Corp., Water System Rev. Bonds, Series 2021-A, 5.00% 2045	3,750	4,683
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[1]	2,675	2,918
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[1]	1,000	1,091
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[1]	2,500	2,707
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[1]	3,900	4,222
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 2026[1]	2,390	2,516
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2035[1]	910	990
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2036[1]	8,535	9,463
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[1]	1,500	1,683
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2045[1]	1,050	1,132
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	13,750	13,943
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	12,000	12,152

American Funds Tax-Exempt Funds	87

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Industrial Dev. Rev. Bonds (Tucson Electric Power Co. Project), Series 2013-A, 4.00% 2029	$1,140	$1,174
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 2036	840	972
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 2037	900	1,040
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 2038	1,040	1,200
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 3.00% 2051	11,000	10,824
Salt Verde Financial Corp., Senior Gas Rev. Bonds, Series 2007, 5.00% 2037	6,905	9,118
City of Scottsdale, Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,752
Transportation Board, Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023 (preref. 2022)	2,000	2,037
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2029	1,500	1,778
City of Tucson, Water System Rev. and Rev. Ref. Obligations, Series 2017, 5.00% 2030	1,250	1,476
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2024	400	439
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2025	500	566
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2026	400	465
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2027	300	357
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2028	400	485
Board of Regents of the University of Arizona, Speed Rev. Ref. Bonds, Series 2020-C, 5.00% 2029	400	495
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 2042	1,800	2,262
Board of Regents of the University of Arizona, System Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 2043	3,000	3,760
		516,882

Arkansas 0.02%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.61% 2044 (put 2022)[2]	2,750	2,750
Dev. Fin. Auth., Multi Family Housing Rev. Bonds (Protho Manor Apartments), Series 2021, 0.35% 2025 (put 2023)	4,000	3,969
		6,719

California 6.25%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,000	2,184
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2035	3,400	3,915
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	542
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2032	1,230	1,309
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2033	1,325	1,410
City of Aliso Viejo, Community Facs. Dist. No. 2005-01 (Glenwood at Aliso Viejo), Special Tax Bonds, Series 2014, 5.00% 2038	2,895	3,074
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2044	3,400	4,120
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2049	2,100	2,490
Baldwin Park Unified School Dist., G.O. Bonds, 2018 Election, Series 2021, 3.00% 2043	1,250	1,300
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047 (preref. 2022)	7,315	7,451
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2027	1,085	1,189
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2029	985	1,079
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2030	295	323
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	3,000	3,141
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 2034	5,000	5,608
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[2]	1,150	1,155
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.16% 2045 (put 2024)[2]	23,125	23,458
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	4,400	4,579

88	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.28%) 0.34% 2056 (put 2024)[2]	$7,250	$7,256
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 0.36% 2056 (put 2027)[2]	1,990	1,991
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-E, (SIFMA Municipal Swap Index + 0.41%) 0.47% 2056 (put 2028)[2]	14,000	14,031
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056 (preref. 2027)	9,985	11,830
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056 (preref. 2029)	8,500	10,586
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 2043	750	840
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2026	1,200	1,271
Capistrano Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 1999 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	6,295	5,640
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.125% 2030	1,450	1,466
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.125% 2031	800	808
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 5.00% 2035	1,000	1,017
City of Carson, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No.1), Series 2014-A, Assured Guaranty Municipal insured, 4.25% 2033	750	799
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2033	750	858
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2044	2,500	2,597
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2048	4,640	5,357
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 2043	5,000	5,653
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 3.00% 2046	2,000	2,068
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2025	1,065	1,196
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	225	254
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,090	1,221
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,725	1,931
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2028	1,370	1,498
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2029	1,325	1,450
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	2,360	2,497
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	570	661
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,015	1,168
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	1,070	1,231
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2033	1,125	1,295
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 2043	4,000	2,112
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2052 (put 2031)	4,230	4,865
Community Housing Agcy., Essential Housing Rev. Bonds (Aster), Series 2021-A-1, 4.00% 2056[1]	2,550	2,568
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2056[1]	22,790	22,748
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 2049[1]	1,000	1,027
Compton Unified School Dist., G.O. Bonds, 2015 Election, Series 2019-B, BAM insured, 4.00% 2049	1,000	1,094
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2035	1,500	1,025
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2040	500	284
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 2057[1]	9,505	8,165
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 2057[1]	13,730	11,197

American Funds Tax-Exempt Funds	89

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 2057[1]	$540	$477
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2057[1]	5,000	4,136
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 2058[1]	39,100	36,476
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay-Hawthorne), Series 2021-A-2, 3.25% 2056[1]	5,970	5,053
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 2056[1]	2,710	2,170
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 2057[1]	2,215	1,873
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 2056[1]	5,000	5,008
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Vineyard Garden Apartments), Series 2021-A, 3.25% 2058[1]	2,825	2,304
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 2057[1]	33,900	27,220
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2037	6,000	4,047
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2010-U-1, 5.25% 2040	505	717
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	1,000	1,433
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2029	2,120	2,160
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, 5.00% 2026	1,300	1,466
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	500	564
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	563
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2038	1,500	1,688
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	8,150	9,147
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	5,435	6,065
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,520
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2033	3,000	3,076
Elk Grove Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2046	1,105	1,199
Elk Grove Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2048	3,000	3,253
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2032	890	976
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	775	850
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 5.00% 2046	3,000	3,502
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2049	3,500	3,927
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2034	1,000	721
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,000	1,030
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, National insured, 5.00% 2023	1,040	1,109
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	2,670	3,073
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,120	3,589
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2039	3,000	3,338
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	5,000	5,564
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2031	880	942
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2034	2,600	2,784
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2022	95	97
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2023	145	152
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053 (preref. 2024)	7,500	8,215
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2034	2,000	1,483

90	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	$2,000	$1,437
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2033	1,000	1,070
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2016-B, 3.00% 2043	2,000	2,064
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,005	1,159
G.O. Bonds, Series 2021, 5.00% 2031	395	452
G.O. Bonds, Series 2021, 5.00% 2032	335	383
G.O. Bonds, Series 2015, 5.25% 2032	10,000	11,330
G.O. Bonds, Series 2021, 5.00% 2034	335	383
G.O. Bonds, Series 2021, 4.00% 2037	1,000	1,160
G.O. Bonds, Series 2021, 4.00% 2039	3,000	3,463
G.O. Bonds, Series 2021, 4.00% 2041	10,000	11,488
G.O. Bonds, Series 2020, 4.00% 2041	500	543
G.O. Bonds, Series 2020, 4.00% 2045	2,000	2,164
G.O. Bonds, Series 2021, 5.00% 2046	260	321
G.O. Bonds, Series 2020, 4.00% 2050	1,000	1,119
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	1,825	1,867
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	4,000	5,270
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2041	2,625	3,311
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 2029	990	847
Glendale Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-B, 0% 2031	1,250	1,001
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)	4,000	4,060
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2025 (escrowed to maturity)	10,000	9,591
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)	15,500	14,603
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027 (escrowed to maturity)	7,460	6,887
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, , 0% 2066	141,235	22,567
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	9,835	7,794
Grossmont-Cuyamaca Community College Dist., G.O. Bonds, 2012 Election, Series 2018-B, 4.00% 2047	3,500	3,926
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2045	4,700	5,364
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2061	3,085	3,477
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 2050	2,500	2,820
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	7,000	8,411
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 2048	7,000	7,831
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2040	3,000	3,617
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 4.00% 2048	15,985	18,125
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2038	9,415	10,516
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	27,640	38,708
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 2040	1,000	1,137
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2047	1,035	1,129
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2038	2,100	2,488
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	2,695	2,783
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2046	1,050	1,179
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2051	5,500	6,147
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2024	255	281
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2026	350	384
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2033 (preref. 2023)	1,300	1,376
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	9,100	9,389
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2032	6,000	7,163
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2035	8,500	10,117
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2036	6,000	7,134

American Funds Tax-Exempt Funds	91

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2012-A, 5.00% 2051 (preref. 2022)	$12,745	$13,052
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,000	4,385
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2040	700	839
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2050	1,250	1,478
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2055	1,000	1,174
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 2033	10,590	11,742
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	15,987	17,389
Housing Fin. Agcy., Municipal Certs., Series 2021-A-2, 3.75% 2035	10,000	11,284
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	19,267	20,594
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2036[1]	340	386
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2041[1]	510	575
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2046[1]	135	150
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2051[1]	175	195
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 5.00% 2033	4,800	5,554
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.26% 2037 (put 2022)[2]	19,925	19,939
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	4,750	4,795
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Museum of Art Project), Series 2021-B, 0.76% 2050 (put 2026)[2]	1,000	1,011
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2028	1,000	1,172
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2030	950	1,113
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2046	5,150	5,747
Inglewood Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	5,000	5,558
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2039	1,000	1,082
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	100	102
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 5.00% 2023	1,235	1,265
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2028	675	685
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2023	1,100	1,173
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2027	325	345
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2030	700	741
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	390
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	585	651
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	684
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	417
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	995	1,103
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	1,000	1,125
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 4.00% 2026	150	165
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2026	1,300	1,501
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2027	1,085	1,281
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2032	250	291
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2033	120	139
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2034	1,000	1,161
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2034	475	551

92	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2035	$1,255	$1,521
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2035	530	614
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2036	510	590
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2037	705	815
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2038	645	744
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	1,000	1,152
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2044	6,145	6,929
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2047	2,000	2,290
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2049	1,000	1,143
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2051	3,000	3,423
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2054	8,000	9,093
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,000	1,137
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013-A, 5.25% 2024	1,145	1,223
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2026	700	765
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2032	1,260	1,375
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,250	1,361
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2031	1,890	2,187
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2035	1,125	1,289
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2039	1,095	1,242
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2032	415	491
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2033	880	1,037
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2034	945	1,111
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2035	1,020	1,192
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2036	840	979
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2037	1,170	1,361
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2038	1,255	1,452
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2039	1,340	1,548
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2040	1,435	1,654
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2041	1,535	1,767
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2047	3,395	3,840
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2046	935	1,034
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2051	3,125	3,443
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2013-A, 5.00% 2029 (preref. 2023)	1,435	1,528
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2013-A, 5.00% 2030 (preref. 2023)	1,500	1,597
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2014-A, 5.00% 2033 (preref. 2024)	1,890	2,078
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,330	1,461
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2040	4,375	4,790

American Funds Tax-Exempt Funds	93

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2039	$1,000	$1,157
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2041	675	778
Lake Elsinore Facs. Fin. Auth., Local Agcy. Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2047	2,915	3,311
City of Lancaster, Successor Agcy. to the Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,100	1,121
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2024	1,000	1,066
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	3,750	3,960
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,250	1,321
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,003
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,003
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2040	2,235	2,414
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2037	1,000	1,057
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2038	1,405	1,472
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2021-D, 3.00% 2039	1,000	1,042
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-G, Assured Guaranty insured, 0% 2029	3,995	3,415
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,135	1,241
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2030	985	1,077
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2031	685	749
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2013-B, 5.00% 2038	1,500	1,576
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-B, 5.00% 2042	1,400	1,641
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-B, 5.00% 2049	1,805	2,167
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	1,500	1,676
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	6,000	6,064
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2046	6,000	7,479
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2051	5,600	6,930
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2036	4,565	5,381
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2037	4,690	5,524
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027	1,430	1,519
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Various Redev. Project Areas), Series 2013-D, Assured Guaranty Municipal insured, 5.00% 2027 (preref. 2023)	520	553
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2043	1,250	1,513
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2021-RYRR, 4.00% 2041	2,775	3,210
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2005 Election, Series 2018-M-1, 5.25% 2042	20,000	24,058
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.125% 2029	4,430	5,351
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-C, 7.00% 2034	3,105	4,514
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	7,005	10,577
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2026	1,440	1,615
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2029	1,260	1,433
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2031	570	591
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2031	250	284
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2032	725	811
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2033	760	850
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, National insured, 5.00% 2033	345	391
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	600	670
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2036	850	947

94	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	$4,390	$4,979
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-D, (SIFMA Municipal Swap Index + 0.14%) 0.20% 2037 (put 2024)[2]	11,000	11,003
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2017-E, 0.20% 2037 (put 2024)[2]	1,715	1,715
Modesto Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,645
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	2,000	2,129
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 2042[1]	5,025	5,808
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2034	1,260	1,465
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2035	1,190	1,380
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2037	315	364
Mt. San Jacinto Community College, G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 2035	1,040	1,106
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 2027[1]	13,405	15,291
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[1]	1,500	1,701
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[1]	1,500	1,679
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2046	3,040	2,964
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	850	951
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,100	1,196
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2038	3,750	4,052
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	3,750	4,268
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2057[1]	20,515	16,925
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 2056[1]	2,060	1,663
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2041	220	251
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2046	615	695
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2051	695	702
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2054	1,490	1,499
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2036	750	893
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2037	1,755	2,088
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2039	1,535	1,821
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2040	1,520	1,802
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2052	2,225	2,602
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	2,810	2,872
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	1,992
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,280
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2024	760	827
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	2,620	2,996
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	1,875	2,134
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2031	1,915	2,160
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2032	1,175	1,324
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,133
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2034	2,935	3,353
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 0.863% 2027[2]	13,640	13,585
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	1,400	1,426
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2042	2,180	2,413
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2052	3,425	3,757
Ontario International Airport Auth., Airport Rev. Bonds, Series 2021-A, 5.00% 2046	5,385	6,630
Ontario-Montclair School Dist., G.O. Rev. Ref. Bonds, Series 2019-B, 5.00% 2043	2,355	2,780

American Funds Tax-Exempt Funds	95

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2026 (preref. 2022)	$1,070	$1,102
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2027 (preref. 2022)	1,300	1,338
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2028 (preref. 2022)	750	772
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Bonds, Series 2015-A, 5.00% 2034	730	804
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	1,950	2,149
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 2041	1,250	1,395
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2036	2,880	3,370
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2047	6,000	6,886
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2036	3,000	3,862
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, National insured, 5.00% 2030	250	288
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,250	2,608
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	7,000	6,086
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	15,520	12,706
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	2,377
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	650	706
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,260	1,368
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2030	1,910	2,209
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2031	2,040	2,359
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2032	2,185	2,524
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2033	970	1,119
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,265	1,406
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	590	653
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,327
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 4.00% 2036	715	776
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2033	500	574
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2024	500	515
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2027	440	478
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2043	1,910	2,137
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 2027[1]	2,085	2,092
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 2028[1]	1,250	1,255
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 2029[1]	1,000	1,007
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2046[1]	230	257
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2051[1]	200	223
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 2046	1,130	1,280
Public Works Board, Lease Rev. Bonds, Series 2021-C, 5.00% 2046	1,000	1,238
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2020-D, 5.00% 2029	1,000	1,238
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2013-I, 5.25% 2032	2,500	2,681
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,015
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	3,000	3,023
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2033	3,750	4,797
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2030	6,500	8,081

96	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2032	$3,000	$3,883
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2032	1,300	1,649
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 2034	3,000	3,661
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 2035	3,000	3,651
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2035	795	1,005
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-C, 5.00% 2036	3,260	3,960
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2025	1,000	1,076
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2027	425	463
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2028	1,185	1,285
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2030	1,390	1,494
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	1,835	1,922
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2029	1,500	1,719
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2026	335	382
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2033	310	352
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2034	1,000	1,132
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028 (preref. 2024)	490	537
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029 (preref. 2024)	540	592
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035 (preref. 2024)	2,525	2,769
City of Riverside, Rev. Ref. Water Bonds, Series 2011-A, (SIFMA Municipal Swap Index + 0.15%) 0.19% 2035 (put 2023)[2]	4,500	4,499
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2026	1,235	1,399
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	600	658
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,098
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,098
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2029	2,560	2,898
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2031	1,500	1,699
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2016-B, BAM insured, 4.00% 2032	1,000	1,075
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 4.00% 2037	2,500	2,699
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 2046	980	1,112
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2027	1,480	1,644
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	2,135	2,369
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	2,175	2,414
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,040	1,155
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,115	1,238
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,109
Riverside Unified School Dist., G.O. Bonds, 2016 Election, Series 2019-B, 3.00% 2036	1,070	1,135
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2022	500	512
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	557
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2037	1,750	1,927
City of Roseville, Fin. Auth., Electric System Rev. Ref. Bonds, Series 2017-A, 4.00% 2036	3,365	3,703
Roseville Joint Union High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2045	4,000	4,396
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2025	100	113

American Funds Tax-Exempt Funds	97

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2028	$1,735	$1,959
City of Sacramento, Community Drainage Facs. Dist. No. 97-1 (North Natomas), Special Tax Bonds, Series 2015, 5.00% 2035	3,000	3,370
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2024	1,160	1,237
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2033	1,500	1,588
City of Sacramento, Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.), Series 2006-E, AMBAC insured, 5.25% 2025	7,500	8,607
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	1,500	1,591
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,151
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	4,200	4,824
County of Sacramento, Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 2040	580	601
County of Sacramento, Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 2041	480	497
County of Sacramento, Center Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2021-B, BAM insured, 3.00% 2046	3,150	3,231
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 0.664% 2034[2]	6,295	6,203
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2044	935	1,057
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2049	4,455	4,994
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	10,500	11,248
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,062
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,062
San Bruno Park School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 4.00% 2048	1,370	1,535
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2028	940	1,040
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 2046	1,750	1,958
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 2056	22,600	24,926
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2033	2,000	2,481
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Short-Term Notes, Series 2021-A, 5.00% 2022	8,260	8,508
San Diego Community College Dist., G.O. Bonds, Convertible Capital Appreciation Bonds, 2002 Election, Series 2013, 0% 2041 (6.23% on 8/1/2032)[3]	12,990	7,017
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 2050	20,500	24,469
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-B-2, 4.00% 2052	23,460	26,458
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2051	1,075	1,169
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 2050	2,000	2,262
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2036[1]	805	892
City of San Francisco, Municipal Transportation Agcy., Rev. Green Bonds, Series 2021-C, 4.00% 2051	5,000	5,700
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	1,500	1,702
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2023	500	523
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2043	1,300	1,466
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	750	844
San Mateo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006-B, National insured, 0% 2031	29,425	24,480
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2028	400	444
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,500	2,775
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2055	1,205	1,379

98	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Santa Ana Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-B, Assured Guaranty insured, 0% 2034	$10,000	$7,413
Santa Clara Valley Water Dist., Water System Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	1,750	2,176
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2035	1,725	1,918
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2036	1,780	1,978
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2046	1,245	1,370
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	2,795	2,919
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[1]	1,960	2,176
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West), Series 2007-F, Assured Guaranty Municipal insured, 0.24% 2040[2]	14,800	14,800
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Washington Court Apartments), Series 2021-E, 0.22% 2023 (put 2022)	1,985	1,982
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-C, 2.625% 2033 (put 2023)	10,345	10,661
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 2033 (put 2023)	2,820	2,906
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 2046	2,585	2,598
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 2046	2,835	3,147
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 2051	750	828
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044 (preref. 2024)	16,500	18,063
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	9,000	11,109
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	4,000	4,937
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,000	6,043
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	260	272
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2025[1]	2,500	2,779
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2041[1]	3,425	3,866
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[1]	1,000	1,135
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[1]	750	835
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,450	1,512
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2040	2,210	2,547
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2045	3,755	4,284
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2032	1,245	1,367
City of Temecula, Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,220	1,448
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2029	1,005	1,117
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2030	630	700
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2031	1,295	1,438
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	2,965	3,290
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	2,135	2,369
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	500	555
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2041	1,575	1,747
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	500	550
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2051	1,305	1,432

American Funds Tax-Exempt Funds	99

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 2031	$1,010	$1,028
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2032	2,655	2,732
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2033	1,380	1,417
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2045	1,000	1,213
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 2.40% 2049	605	598
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2041	8,640	10,046
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2046	6,755	7,865
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,215	1,366
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2037	1,000	1,124
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	300	329
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	1,000	1,025
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2023	545	580
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2026	1,285	1,438
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2028	1,265	1,408
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2033	4,000	4,501
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2038	2,155	2,416
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	5,750	2,756
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 5.00% 2046	13,315	16,432
Regents of the University of California, Limited Project Rev. Bonds, Series 2017-M, 5.00% 2047	17,700	20,600
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 2051	2,250	2,551
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,505
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 2045	1,850	2,107
Vacaville Unified School Dist., Local Facs. Fin. Corp., Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 2040	1,905	2,169
Vacaville Unified School Dist., Local Facs. Fin. Corp., Certs. of Part., Series 2021, Assured Guaranty Municipal insured, 4.00% 2042	1,575	1,789
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, BAM insured, 4.00% 2046	1,730	1,934
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2046	1,650	1,845
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2046	490	557
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2051	650	735
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029 (preref. 2022)	3,000	3,100
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2023	580	606
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2024	700	752
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2025	500	551
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2026	1,650	1,902
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2026	1,000	1,139
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2026	600	676
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	950	1,089
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	320	377
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2028	140	166
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2038	825	998
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2041	420	507
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2026	1,140	1,289
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2027	1,410	1,591
Walnut Valley Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2007 Election, Series 2011-B, BAM insured, 0% 2036	5,655	3,779

100	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Washington Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2031	$1,000	$815
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2033	5,700	7,270
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A-1, Assured Guaranty Municipal insured, 3.00% 2046	3,500	3,609
West Contra Costa Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A-1, Assured Guaranty Municipal insured, 3.00% 2051	4,890	5,019
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2027	350	403
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2028	550	631
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,205	1,378
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 5.00% 2031	675	768
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2032	1,400	1,518
City of West Sacramento, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2033	1,455	1,581
West Sonoma County Union High School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 5.00% 2043	775	931
West Sonoma County Union High School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 5.00% 2046	705	845
West Sonoma County Union High School Dist., G.O. Bonds, 2018 Election, Series 2020-B, 5.00% 2049	1,000	1,198
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,035	1,192
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,165	1,341
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2044	1,105	1,258
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2029	1,000	1,164
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 5.00% 2030	1,570	1,824
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2032	3,425	3,779
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2033	3,560	3,927
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2036	1,635	1,856
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2041	3,645	4,111
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2046	2,000	2,231
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Capital Projects Bonds, Series 2021, 4.00% 2050	4,815	5,359
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2016, 4.00% 2041	2,390	2,543
		1,791,572

Colorado 1.86%
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 2039	1,550	1,664
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	3,805	4,389
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	1,052
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2022	165	171
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2022	100	103
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2023	195	208
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2023	120	128
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2024	200	220

American Funds Tax-Exempt Funds	101

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2024	$135	$149
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2025	180	203
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2025	125	141
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2026	270	305
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2026	195	226
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2027	200	237
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2027	125	141
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2028	260	293
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2028	210	254
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2029	210	258
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2029	125	141
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2030	250	281
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2030	215	264
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2031	230	282
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2031	135	152
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2033	255	313
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2034	285	350
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2020, Assured Guaranty Municipal insured, 5.00% 2035	100	123
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 3.25% 2050	2,155	2,296
City of Arvada, Vauxmont Metropolitan Dist., Limited Tax G.O. and Special Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2019, Assured Guaranty Municipal insured, 5.00% 2050	1,500	1,803
City of Aurora, Sewer Rev. Bonds (SEAM Fac. and Other System Improvements Project), Series 2021, 4.00% 2051	4,000	4,620
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.00% 2022	90	91
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 3.50% 2027	500	521
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	1,275	1,409
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	200	221
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	5,255	5,725
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.125% 2038 (preref. 2024)	135	144
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 2048	4,425	4,683
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.50% 2035	1,000	858
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 2046	1,800	1,487
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 2050	1,650	1,377
Certs. of Part., Series 2021-A, 4.00% 2036	1,500	1,749
Certs. of Part., Series 2021-A, 3.00% 2037	9,065	9,705
Certs. of Part., Series 2021-A, 4.00% 2038	1,000	1,161
Certs. of Part., Series 2021-A, 4.00% 2039	1,500	1,739
Certs. of Part., Series 2021-A, 4.00% 2040	1,500	1,736
City of Colorado Springs, Utilities System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2042	4,000	4,700

102	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.375% 2033	$1,750	$1,845
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 2033	2,000	1,392
City and County of Denver, Dedicated Tax Rev. Bonds, Capital Appreciation Bonds, Series 2018-A-2, 0% 2034	2,000	1,330
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2017-B, 5.00% 2033	6,500	7,746
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, 5.00% 2048	13,515	15,992
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2016-A, National insured, 5.00% 2029	1,510	1,735
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Bonds, Series 2017-A, 5.00% 2041	4,750	5,243
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,000	1,128
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,125
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	4,485	5,026
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,660	2,980
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,676
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,140	1,272
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,685	1,878
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,250	1,374
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,077
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,606
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[1]	630	677
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[2]	2,315	2,313
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2004-A, National insured, 0% 2027	3,250	2,933
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2030	14,065	11,684
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2031	1,375	1,108
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2035	14,760	10,692
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2041	65	70
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2051	200	213
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2061	255	269
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2027 (preref. 2023)	1,500	1,572
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2023	125	134
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2025	150	170
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2026	105	122
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	110	131
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2029	150	184
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	150	183
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2031	155	189
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2032	175	213
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2033	185	225
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2034	200	243

American Funds Tax-Exempt Funds	103

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2035	$215	$261
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2039	1,750	1,969
Counties of Garfield and Mesa, Grand River Hospital Dist., Unlimited Tax G.O. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	2,050	2,178
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	6,300	6,667
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	3,460	4,067
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2033 (preref. 2027)	6,910	8,123
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,020	2,374
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2040	2,500	2,816
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	5,500	6,194
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033 (preref. 2022)	6,015	6,107
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	20,350	20,661
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	2,485	2,641
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 5.00% 2038	2,055	2,610
Health Facs. Auth., Hospital Rev. Bonds (AdventHealth Obligated Group), Series 2021-A, 4.00% 2046	1,500	1,718
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2026)	6,200	7,209
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-A, 5.00% 2041	3,130	3,558
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-B, 5.00% 2048 (put 2025)	21,250	24,125
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	11,855	14,085
Health Facs. Auth., Hospital Rev. Bonds (Children’s Hospital Colorado Project), Series 2013-A, 5.00% 2033	12,000	12,804
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 2045	1,000	1,126
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 2050	1,400	1,570
Health Facs. Auth., Hospital Rev. Ref. Bonds (Valley View Hospital Assn. Project), Series 2018, 2.80% 2042 (put 2023)	3,590	3,645
Health Facs. Auth., Retirement Housing Rev. Bonds (Liberty Heights Project), Capital Appreciation Bonds, Series 1991-B, 0% 2024 (escrowed to maturity)	1,765	1,716
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2009-B-1, 5.00% 2027 (preref. 2022)	1,000	1,033
Health Facs. Auth., Rev. Bonds (Christian Living Neighborhoods Project), Series 2019-A-1, 4.00% 2044	1,000	1,093
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 2049	2,000	2,179
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	11,485	13,050
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[4]	2,500	1,375
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[4]	2,665	1,466
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2023	610	623
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2024	270	282
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2025	565	610
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	500	532
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2022	640	662
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2028	1,065	1,183
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	290	318
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	3,000	3,263
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 5.00% 2032	4,000	4,933
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2036	5,750	6,519
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2037	4,000	4,523
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-A, 4.00% 2038	5,800	6,538
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2019-B, 4.00% 2040	17,420	19,539
Health Facs. Auth., Rev. Ref. Bonds (Sisters of Charity of Leavenworth Health System), Series 2013-A, 5.00% 2044	10,000	10,651

104	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 2048	$4,905	$5,200
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 2048	2,660	2,814
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	1,725	1,849
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 2049	9,030	9,714
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-H, Class III, 4.25% 2049	6,340	6,856
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-F, Class I, 4.25% 2049	1,485	1,604
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-H, Class I, 3.00% 2050	8,370	8,727
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	13,910	14,803
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-K, Class I, 3.875% 2050	5,250	5,626
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-B, Class I, 3.00% 2051	7,045	7,384
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-H, Class I, 3.00% 2051	2,690	2,824
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 2051	1,455	1,523
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 2051	12,220	12,997
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	4,848
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	39,500	57,957
Regional Transportation Dist., Certs. of Part., Series 2014-A, 5.00% 2044	9,500	9,913
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 2033	500	593
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 2033	500	575
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 2036	700	801
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	1,575	1,625
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2021-C-4, 4.00% 2051	5,370	6,175
Weld County School Dist. No. 6, G.O. Bonds, Series 2021, 4.00% 2045	2,705	3,139
		533,966

Connecticut 0.68%
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2030[1]	9,250	10,580
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 2027	125	148
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 2029	430	504
Health and Educational Facs. Auth., Rev. Bonds (Covenant Home, Inc.), Series 2018-B, 5.00% 2037	3,210	3,703
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 2050[1]	735	851
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 4.00% 2051	3,335	3,754
Health and Educational Facs. Auth., Rev. Bonds (Nuvance Health Issue), Series 2019-A, 4.00% 2034	3,000	3,344
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2025	1,460	1,632
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2030	2,265	2,575
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2031	3,000	3,404
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2035	2,895	3,276
Health and Educational Facs. Auth., Rev. Bonds (Quinnipiac University Issue), Series 2016-M, 5.00% 2036	2,990	3,382
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2035	2,545	2,850
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2036	5,880	6,565
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2039	3,045	3,367
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2040	3,085	3,398
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2042	1,995	2,181
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2012-J, 5.00% 2042	250	255
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 2048 (put 2023)	3,100	3,112
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 2049 (put 2024)	1,915	1,876
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-2, 4.00% 2057 (put 2023)	14,000	14,605
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 3.20% 2032	2,335	2,420
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.40% 2032	1,960	1,991
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-1, 3.50% 2033	405	428
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 2.30% 2035	1,000	979
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.00% 2036	4,850	4,964
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 3.65% 2037	4,585	4,704
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 2043	5,790	6,120
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-C-1, 3.25% 2044	18,560	19,625
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2020-A-1, 3.50% 2045	2,675	2,851
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-C-1, 4.00% 2045	9,515	10,163
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	2,785	2,888

American Funds Tax-Exempt Funds	105

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Connecticut (continued)
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	$2,355	$2,513
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 2046	3,280	3,402
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-F-1, 4.00% 2047	4,445	4,723
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 2047	2,835	2,989
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	2,125	2,239
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	1,425	1,502
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 2049	2,855	2,992
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-D-1, 4.00% 2049	11,245	12,210
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-B-1, 4.00% 2049	3,710	4,023
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-5, 0.45% 2051 (put 2024)	4,995	4,910
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-C-2, 3.375% 2051	1,340	1,361
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	220	220
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	765	785
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	430	436
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[1]	5,500	6,186
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[1]	2,716	2,814
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2045[1]	1,705	1,771
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-D, 5.00% 2036	1,000	1,272
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2020-A, 5.00% 2040	2,000	2,454
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2021-D, 5.00% 2041	3,500	4,412
		195,709

Delaware 0.17%
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 4.00% 2029	515	542
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2039	720	799
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2049	1,800	1,972
Econ. Dev. Auth., Charter School Rev. Bonds (First State Montessori Academy, Inc. Project), Series 2019-A, 5.00% 2054	835	912
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 2045 (put 2025)	760	749
G.O. Bonds, Series 2021, 3.00% 2034	5,000	5,506
Health Facs. Auth., Rev. Ref. Bonds (Christiana Care Health System), Series 2020-A, 4.00% 2049	3,305	3,706
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 2039	4,205	4,764
River and Bay Auth., Rev. Bonds, Series 2019, 4.00% 2044	5,000	5,622
Transportation Auth., Grant Anticipation Bonds, Series 2020, 5.00% 2033	1,250	1,565
Transportation Auth., Rev. Bonds (U.S. 301 Project), Series 2015, 5.00% 2055	20,455	22,584
		48,721

District of Columbia 1.18%
G.O. Bonds, Series 2017-D, 5.00% 2035	5,000	5,886
G.O. Bonds, Series 2017-D, 5.00% 2036	7,250	8,526
G.O. Bonds, Series 2014-C, 5.00% 2038	1,800	1,954
G.O. Bonds, Series 2016-D, 5.00% 2041	3,000	3,487
G.O. Bonds, Series 2017-D, 5.00% 2042	2,645	3,090
G.O. Bonds, Series 2019-A, 5.00% 2044	5,000	6,095
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	1,000	1,159
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2032	7,775	9,414
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	8,610	10,421
G.O. Rev. Ref. Bonds, Series 2021-E, 5.00% 2035	4,000	5,093
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2035	3,655	4,421
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	5,510	6,480
G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	2,500	2,939
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 2025 (put 2024)	9,505	9,432
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences), Series 2019, 1.45% 2039 (put 2022)	1,250	1,256

106	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
District of Columbia (continued)
Income Tax Secured Rev. Bonds, Series 2020-C, 5.00% 2045	$2,000	$2,467
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 2036	4,705	4,942
Metropolitan Area Transit Auth., Dedicated Rev. Green Bonds, Series 2021-A, 3.00% 2040	12,340	12,847
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2029	1,000	1,235
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2031	1,415	1,780
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2033	2,100	2,624
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 5.00% 2034	2,005	2,502
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2035	1,720	1,995
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2036	2,380	2,756
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, 4.00% 2039	2,020	2,325
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. and Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 2049	3,155	3,459
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 2044[3]	2,000	2,578
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	41,230	23,315
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	2,000	1,119
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2031	5,100	4,064
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2036	5,880	4,006
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2038	27,130	17,279
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2040	23,255	13,766
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-A, 5.00% 2032	1,800	2,172
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2053	34,470	38,077
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2014-A, 5.00% 2053	6,100	6,146
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2054	1,150	1,322
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	2,775	3,074
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	400	441
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	1,455	1,596
Rev. Bonds (KIPP DC Issue), Series 2019, 5.00% 2024	100	108
Rev. Bonds (KIPP DC Issue), Series 2013-A, 6.00% 2033 (preref. 2023)	1,000	1,072
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 2048	4,385	4,961
Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	5,723
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty insured, 0% 2033	6,565	4,922
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,000	5,810
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	3,750	4,425
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2023	655	691
Water and Sewer Auth., Public Utility Rev. Bonds, Series 1998, Assured Guaranty Municipal insured, 5.50% 2028	3,925	4,659
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2030	3,750	4,396
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2017-B, 5.00% 2031	3,750	4,390
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2037	9,320	10,608
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,084
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2016-A, 5.00% 2039	7,630	8,674
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2018-A, 5.00% 2049	12,400	14,732
Water and Sewer Auth., Public Utility Rev. Green Bonds, Series 2017-A, 5.00% 2052	16,000	18,471
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2012-C, 5.00% 2025	5,000	5,148
		339,414

American Funds Tax-Exempt Funds	107

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida 5.72%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 2040	$1,475	$1,561
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	1,190	1,270
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 2037 (put 2026)	2,000	2,272
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 2049	25,245	27,948
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2036	1,285	1,404
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	13,410	14,634
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	105	108
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2024	160	176
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2028	1,480	1,690
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2029	420	478
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2030	435	493
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2031	460	520
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2032	480	542
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2043	735	820
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2048	2,690	2,991
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2053	6,300	6,981
City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2037	3,230	3,382
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	5,000	5,387
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	4,835	5,206
County of Brevard, Heritage Isle at Viera Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 3.20% 2032	1,095	1,171
County of Broward, North Springs Improvement Dist., Water Management Bonds (Heron Bay Water Management Project), Series 2021-1, 3.00% 2052	5,600	5,768
County of Broward, Water and Sewer Utility Rev. Bonds, Series 2019-A, 4.00% 2044	10,000	11,468
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.25% 2023	1,465	1,496
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.50% 2024	1,230	1,274
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2025	1,105	1,165
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 2.75% 2026	895	948
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 3.00% 2027	570	616
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 3.00% 2029[1]	425	434
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 2049[1]	1,255	1,423
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2049[1]	770	845
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2054[1]	390	428
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 2056[1]	2,825	3,124
Central Florida Expressway Auth., Rev. Bonds, Series 2021-D, Assured Guaranty Municipal insured, 5.00% 2034	1,315	1,683
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 2043	3,500	4,146
Central Florida Expressway Auth., Rev. Bonds, Series 2019-B, 5.00% 2044	32,000	38,633
Central Florida Expressway Auth., Rev. Bonds, Series 2018, 5.00% 2048	1,565	1,842
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	4,000	4,598
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2038	9,935	11,605
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 2039	5,000	5,427
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2016-B, 4.00% 2040	3,000	3,259
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 4.00% 2041	2,500	2,757
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2042	1,550	1,804
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds, Series 2012-A-1, 5.00% 2022	2,500	2,538
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.00% 2026	975	992

108	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.125% 2027	$995	$1,020
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.25% 2028	1,015	1,042
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.375% 2029	1,040	1,071
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 2.75% 2033	2,230	2,286
County of Collier, Ave Maria Stewardship Community Dist., Capital Improvement Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 3.00% 2038	2,930	3,069
County of Collier, Educational Facs. Auth., Education Facs. Rev. Bonds (Hodges University Inc. Project), Series 2013, 6.125% 2043 (preref. 2023)	1,000	1,086
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2043	10,000	11,577
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 2048	1,500	1,728
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2023	500	509
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 2025	1,145	1,190
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2027	600	623
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2028	755	781
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 2030	240	248
County of Collier, Pine Air Lakes Community Dev. Dist., Special Assessment Bonds, Series 2008, 6.75% 2039	2,650	2,652
Town of Davie, Educational Facs. Rev. and Rev. Ref. Bonds (Nova Southeastern University Project), Series 2018, 5.00% 2038	2,500	2,940
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 2025 (put 2024)	6,385	6,356
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2035	1,000	1,133
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2040	1,650	1,858
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2050	4,415	4,923
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2055	1,620	1,801
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 2045	700	739
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033 (preref. 2023)	14,945	16,056
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2041	1,800	2,028
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2042	1,750	1,967
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, Assured Guaranty Municipal insured, 4.00% 2046	5,250	5,850
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2052	7,710	8,309
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2052	7,760	9,172
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2021-B, 5.00% 2022	1,000	1,015
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	8,065	8,517
County of Escambia, Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-B, 2.00% 2033 (put 2024)	775	795
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 5.00% 2040	4,000	4,798
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2045	5,245	5,692
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Health Care Corp. Obligated Group), Series 2020-A, 4.00% 2050	3,000	3,236
County of Escambia, Pollution Control Rev. Ref. Bonds (Gulf Power Co. Project), Series 2002, 2.60% 2023	2,500	2,553
City of Fort Lauderdale, Water and Sewer Rev. Bonds, Series 2018, 4.00% 2041	13,920	15,500
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2032	2,000	2,367
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2033	2,500	2,960
City of Gainesville, Utilities System Rev. Bonds, Series 2017-A, 5.00% 2036	500	591
City of Gainesville, Utilities System Rev. Bonds, Series 2021-A-2, 5.00% 2051	42,615	53,021
City of Gainesville, Utilities System Rev. Green Bonds, Series 2021-A-1, 5.00% 2046	25,865	32,577

American Funds Tax-Exempt Funds	109

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	$585	$592
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2016-B, 5.00% 2046	21,020	24,313
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.00% 2037	545	594
City of Hialeah, Bonterra Community Dev. Dist., Senior Special Assessment Bonds, Series 2017-A-1, 4.125% 2047	910	987
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022 (escrowed to maturity)	675	680
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	747
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2030	1,150	1,308
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2031	1,500	1,707
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2032	1,000	1,008
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2033	1,300	1,477
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2035	4,580	5,200
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2036	1,380	1,566
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-B, 5.00% 2035	2,400	2,621
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2043	12,500	14,960
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2018-F, 5.00% 2048	5,170	6,147
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2044	5,000	5,463
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 2045	1,000	1,120
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 2055	8,350	9,232
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2016-2, 4.00% 2047	5,005	5,221
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2015-1, 4.00% 2047	1,800	1,867
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	12,425	13,037
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,980	2,098
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2019-1, 4.00% 2050	13,625	14,602
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 2051	4,605	4,823
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 2051	965	1,026
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 2052	5,260	5,526
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-1, 3.00% 2052	3,855	4,036
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2014-B, 3.00% 2045	530	538
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 2046	195	199
Housing Fin. Corp., Multi Family Rev. Bonds (Parrish Oaks), Series 2020-A, 1.25% 2023 (put 2022)	2,100	2,100
City of Jacksonville, Bartram Park Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015-A-1, 4.50% 2035	930	1,000
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,148
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,146
City of Jacksonville, Health Care Facs. Rev. Ref. Bonds (Baptist Health), Series 2019-A, 5.00% 2032	2,200	2,687
JEA, Electric System Rev. Bonds, Series 2013-C, 5.00% 2022 (escrowed to maturity)	1,450	1,493
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	4,250	4,937
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2027	8,800	10,425
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2028	8,140	9,731
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2029	4,000	4,765
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2030	5,050	6,255
JEA, Electric System Rev. Bonds, Series 2017-B-3, 5.00% 2030	4,650	5,520
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2031	7,935	9,344
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2031	4,900	6,219
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2031	3,985	4,935
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2032	11,830	15,042
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2032	4,380	5,417
JEA, Electric System Rev. Bonds, Series 2021-A, 5.00% 2033	6,395	8,127
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2033	5,280	6,193
JEA, Electric System Rev. Bonds, Series 2020-A, 5.00% 2033	1,000	1,235
JEA, Electric System Rev. Bonds, Series 2017-B, 3.375% 2034	650	656
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2035	4,250	4,684

110	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
JEA, Electric System Rev. Bonds, Series 2020-A, 4.00% 2035	$3,925	$4,504
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2036	3,785	4,167
JEA, Electric System Rev. Bonds, Series 2017-B-3, 4.00% 2037	2,000	2,201
JEA, Electric System Rev. Bonds, Series 2020-A-3, 4.00% 2038	1,750	2,009
JEA, Electric System Rev. Bonds, Series 2020-A-3, 4.00% 2039	1,250	1,433
JEA, St. Johns River Power Park System Rev. Bonds, Issue 3, Series 2008-2, 5.00% 2037	11,325	11,363
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2029	4,350	5,190
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2033	5,565	6,589
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 2035	1,890	2,357
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2036	1,000	1,159
JEA, Water and Sewer System Rev. Bonds, Series 2021-A, 4.00% 2037	1,220	1,442
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2037	1,000	1,157
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2038	1,665	1,923
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2038	1,000	1,155
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2039	1,000	1,152
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2040	850	979
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 4.00% 2040	500	576
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,085	2,377
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,355	1,541
County of Lee, Airport Rev. Ref. Bonds, Series 2015, 5.00% 2033	3,340	3,722
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2039	1,000	1,151
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2044	5,225	5,970
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2049	4,860	5,532
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	2,000	2,198
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,250	1,373
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,250	1,372
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,096
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,096
County of Lee, Transportation Facs. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2035	1,000	1,095
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2033	2,350	2,841
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2034	2,000	2,416
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2035	2,000	2,413
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2036	1,750	2,110
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 4.00% 2037	2,500	2,820
Lee Memorial Health System, Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2037	3,000	3,613
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2035	1,380	1,454
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2022	665	672
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2023	700	734
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2024	645	694
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2025	380	420
County of Manatee, Heritage Harbour North Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2017-A-1, Assured Guaranty Municipal insured, 5.00% 2026	815	924
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 2031	655	695
County of Manatee, University Park Recreation Dist., Non-Ad Valorem Assessment Bonds, Series 2019, BAM insured, 3.00% 2034	1,060	1,121
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045 (preref. 2024)	5,000	5,531

American Funds Tax-Exempt Funds	111

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	$2,205	$2,262
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 5.00% 2029	985	1,014
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 2032	1,000	1,242
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 4.00% 2034	1,600	1,842
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	1,850	2,143
County of Miami-Dade, Educational Facs. Auth., Rev. and Rev. Ref. Bonds (University of Miami Issue), Series 2015-A, 5.00% 2045	10,000	11,036
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2029	1,415	1,538
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2014-A, 5.00% 2039	6,485	7,015
County of Miami-Dade, Expressway Auth., Toll System Rev. Bonds, Series 2010-A, 5.00% 2040	3,050	3,067
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,546
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,389
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	1,500	1,528
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,218
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,417
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2027	3,000	3,264
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	3,180	3,652
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	7,200	8,250
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	2,385	2,730
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2030	2,000	2,174
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	3,300	3,778
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, 5.00% 2031	2,560	2,783
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,143
County of Miami-Dade, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Nicklaus Children’s Hospital Project), Series 2021-A, 4.00% 2046	4,000	4,523
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 2023 (put 2022)	3,700	3,685
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 2027 (put 2022)	2,245	2,240
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 3.75% 2031	300	317
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.00% 2036	560	594
County of Miami-Dade, Vizcaya in Kendall Community Dev. Dist., Special Assessment Bonds, Series 2016, 4.125% 2046	1,240	1,311
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2042	2,650	3,069
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 2043	7,360	8,834
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2044	2,000	2,304
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2046	6,105	6,991
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2019, 5.00% 2046	20,640	24,657
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2017-A, 4.00% 2047	4,750	5,209
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2048	8,000	9,146
County of Miami-Dade, Water and Sewer System Rev. Bonds, Series 2021, 4.00% 2051	2,500	2,851
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	4,000	4,125
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	1,500	1,690
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	1,000	1,127
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2017-B, 4.00% 2038	15,000	16,865
County of Miami-Dade, Water and Sewer System Rev. Ref. Bonds, Series 2019-B, 4.00% 2049	38,760	43,433
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	500	551
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 2040	1,190	1,326
City of Miami Beach, Parking Rev. Bonds, Series 2015, BAM insured, 5.00% 2045	2,500	2,771
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,645	1,766
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,800	1,931
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2040	12,850	13,729
City of Miami Beach, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds (City Center/Historic Convention Village), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2044	2,000	2,134

112	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Miami Beach, Water and Sewer Rev. and Rev. Ref. Bonds, Series 2017, 5.00% 2047	$16,550	$19,417
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2027	675	763
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2028	1,250	1,411
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2015-B, 5.00% 2031	1,715	1,935
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2029	6,000	6,961
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	5,000	5,796
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	2,000	2,314
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,414
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	2,000	2,305
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	6,965	8,023
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	11,500	13,183
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	9,250	10,525
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2024	1,750	1,914
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,101
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,900	2,083
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,750	1,931
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	70	73
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	3,980	4,324
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2028	2,250	2,510
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	4,900	5,424
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	5,400	5,888
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	6,250	6,887
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	6,820	7,436
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	7,950	8,719
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	12,720	13,869
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2024	4,000	4,404
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2025	4,000	4,529
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health Obligated Group), Series 2019-A, 5.00% 2026	3,000	3,489
County of Orange, Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2012-A, 5.00% 2042 (preref. 2022)	6,315	6,363
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	2,000	2,290
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2034	5,000	5,720
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2036	3,000	3,428
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2036	7,345	7,735
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2042	24,770	25,620
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2047	33,335	34,136
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 2025 (put 2024)	2,890	2,842
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,103
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2021-B, 1.25% 2046 (put 2028)	4,000	3,950
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024 (preref. 2023)	2,000	2,117
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035 (preref. 2023)	27,350	28,930
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 2049	18,910	20,825
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	4,340	5,013

American Funds Tax-Exempt Funds	113

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 2045	$1,125	$1,269
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project), Series 2004-B, 4.00% 2034	1,200	1,202
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2030	3,655	3,989
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2038	2,380	2,549
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 2042	345	408
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.625% 2022	145	146
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.75% 2023	180	183
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 2.875% 2024	325	334
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.00% 2025	350	365
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.125% 2026	360	379
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.25% 2027	370	394
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.40% 2028	385	414
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.50% 2029	385	418
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 3.875% 2033	1,715	1,862
County of Pasco, Meadow Pointe II Community Dev. Dist., Special Assessment Bonds, Series 2018, Assured Guaranty Municipal insured, 4.125% 2039	1,605	1,752
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-B, 6.15% 2014[4]	1,385	33
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 5.25% 2015[4]	725	17
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B-2, 5.25% 2015[4]	590	14
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2014-A, 7.25% 2035[3]	330	350
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036[3]	955	968
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	2,085	50
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038[3]	1,935	1,963
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2007-A, 6.25% 2038[4]	3,005	72
County of Pasco, School Board, Rev. Ref. Certs. of Part., Series 2021-A, 5.00% 2032	3,000	3,849
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 2040	1,200	1,385
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2020, 4.00% 2043	3,000	3,417
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 3.25% 2022	500	505
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 4.00% 2040	2,000	2,138
City of Pompano Beach, Rev. and Rev. Ref. Bonds (John Knox Village Project), Series 2020, 5.00% 2050	5,000	5,510
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	1,590	1,687
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	4,065	4,299
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 2051	2,720	2,924
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2030	1,750	1,952
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2031	2,000	2,228
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2032	1,000	1,113
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2033	2,900	3,221
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	10,125	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 2039[5,6]	24,705	3,807
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013[4]	1,726	1,096
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.625% 2024	410	420

114	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.75% 2025	$1,085	$1,118
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 2.75% 2025	420	433
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.10% 2026	1,030	1,035
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 2026	2,395	2,409
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	840	875
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.00% 2026	430	448
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.25% 2027	2,445	2,465
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.25% 2027	1,055	1,063
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.125% 2027	1,155	1,214
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.125% 2027	445	468
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.30% 2028	1,080	1,085
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.40% 2028	2,505	2,532
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	1,190	1,262
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-B-1, Assured Guaranty Municipal insured, 3.25% 2028	460	488
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 2.40% 2029	1,105	1,110
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.50% 2029	2,565	2,594
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2033	5,515	5,793
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2033	2,380	2,500
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2037	6,230	6,519
Counties of St. Johns and Duval, Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 3.00% 2040	4,030	4,198
County of St. Johns, Heritage Landing Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2015, 4.35% 2036	1,000	1,066
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 2055	5,185	5,643
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032[4]	1,820	1,834
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	130	131
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.00% 2024	355	359
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.125% 2026	370	376
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.375% 2028	385	393
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 2.875% 2033	980	1,008
County of St. Johns, Sweetwater Creek Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2019-A-1, Assured Guaranty Municipal insured, 3.00% 2038	985	1,022
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 2048	1,000	1,102
County of Sarasota, Hospital Dist. Rev. Bonds (Sarasota Memorial Hospital Project), Series 2018, 5.00% 2038	10,000	11,920
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 5.00% 2028	2,000	2,295
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2021-A, 3.00% 2051	10,000	9,821

American Funds Tax-Exempt Funds	115

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2042	$8,250	$9,680
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	11,920	13,863
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2030[1]	1,250	1,333
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2026	550	596
County of Sumter, Industrial Dev. Auth., Hospital Rev. Bonds (Central Florida Health Alliance Projects), Series 2014-B, 5.00% 2027	1,000	1,083
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2022	330	333
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2023	345	357
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2024	355	373
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2025	285	304
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2026	320	347
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2027	305	334
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2028	315	355
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2029	320	358
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,000	2,256
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,255
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2017, 5.00% 2037	4,525	5,089
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2036	2,000	2,240
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	2,650	2,931
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,025	1,147
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	3,660	4,051
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2036	830	525
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2038	1,000	575
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2041	1,000	500
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2045	1,850	770
City of Tampa, Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Capital Appreciation Bonds, Series 2020-A, 0% 2053	5,050	1,472
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2036	575	711
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2040	800	984
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 2050	4,000	4,858
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2033	1,000	1,108
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2035	2,000	2,214
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2040	4,555	5,034
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	1,500	1,651
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 2050	3,735	4,093
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,465
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds (H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	3,045
Tampa Bay Water, Regional Water Supply Auth., Utility System Rev. Ref. Bonds, Series 2016-C, 5.00% 2027	6,425	7,681
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017, 5.00% 2047	4,100	4,757
Tampa-Hillsborough County Expressway Auth., Rev. Bonds, Series 2017-C, 5.00% 2048	5,000	5,814
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032 (preref. 2022)	4,000	4,075
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2017-B, 4.00% 2042	41,550	46,221
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)	2,180	2,221
Dept. of Transportation, Federal Highway Reimbursement Rev. Bonds (Indirect GARVEEs), Series 2021-A, 5.00% 2030	2,000	2,508
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2017-A, 5.00% 2023	1,200	1,271
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	15,935	16,872
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	2,500	2,735

116	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2045	$4,000	$4,468
City of West Palm Beach, Utility System Rev. Bonds, Series 2017-A, 5.00% 2042	7,800	9,134
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	935	952
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	3,400	3,594
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	930	986
		1,640,786

Georgia 2.23%
County of Appling, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2038 (put 2025)	1,500	1,514
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2038	10,000	12,199
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2039	29,030	35,370
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2019-C, 5.00% 2040	7,000	8,516
City of Atlanta, Dev. Auth., Rev. Bonds (Georgia State University Research Foundation - Science Park, LLC Project), Series 2016, 5.00% 2026	500	576
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2025 (preref. 2023)	1,000	1,063
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2026 (preref. 2023)	4,000	4,251
City of Atlanta, Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project), Series 2013, 5.00% 2027 (preref. 2023)	7,165	7,615
City of Atlanta, Tax Allocation Rev. Ref. Bonds (Atlantic Station Project), Series 2017, 5.00% 2024	1,650	1,817
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.375% 2026[1]	1,255	1,263
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 2031[1]	600	605
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 2042[1]	1,210	1,223
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 2051[1]	2,470	2,503
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Intrada Westside), Series 2021-B, 0.41% 2024 (put 2023)	2,000	1,981
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 2025 (put 2023)	6,500	6,418
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2034	1,960	2,216
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2035	1,910	2,157
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2036	1,000	1,129
City of Atlanta, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2018-B, 4.00% 2038	9,000	10,141
City of Atlanta, Water and Wastewater Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	7,550	7,830
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,450	6,304
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,120
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2032	3,925	4,400
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2033	1,000	1,163
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2034	2,000	2,322
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2019, 4.00% 2035	1,750	2,030
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 2015, 5.00% 2040	17,280	19,324
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2024	280	305
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2025	215	241
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2026	450	518
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2027	155	183
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2028	190	228
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2029	165	201

American Funds Tax-Exempt Funds	117

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2034	$1,000	$1,249
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 5.00% 2035	1,000	1,249
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 2036	1,000	1,160
County of Baldwin and City of Milledgeville, Dev. Auth., Rev. Bonds (Georgia College & State University Projects), Series 2021, 4.00% 2037	1,000	1,160
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2034	1,410	1,681
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2035	1,580	1,881
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2036	1,230	1,467
Counties of Bleckley and Dodge, Joint Dev. Auth., Rev. Ref. Bonds (USG Real Estate Foundation VII, LLC Project), Series 2018, 5.00% 2037	1,075	1,280
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995-5, 2.20% 2032	1,065	1,045
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 1995, 2.25% 2032 (put 2023)	4,000	4,068
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2012, 1.70% 2049 (put 2024)	4,500	4,581
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	23,350	24,291
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	9,515	9,588
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 2045	5,000	5,524
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2030	500	591
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,370	1,617
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,018
County of Cobb, Dev. Auth., Student Recreation and Activities Center Rev. Bonds (KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,527
City of Dahlonega, Downtown Dev. Auth., Rev. Ref. Bonds (North Georgia Mac, LLC Project), Series 2017, 5.00% 2036	1,500	1,748
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 2030	1,000	1,240
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 2031	1,000	1,236
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 5.00% 2032	1,000	1,229
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2036	1,000	1,147
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2038	1,000	1,139
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2039	1,000	1,138
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2040	1,000	1,133
City of Dalton, Combined Utilities Rev. Bonds, Series 2020, 4.00% 2041	1,000	1,130
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,511
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,506
County of DeKalb, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,531
County of Fulton, Dev. Auth., Rev. Bonds (Wellstar Health System, Inc. Project), Series 2020-A, 4.00% 2050	2,500	2,770
G.O. Bonds, Series 2017-A-2, 5.00% 2022	4,500	4,500
G.O. Bonds, Series 2021-A, 4.00% 2036	37,070	44,101
County of Griffin-Spalding, Hospital Auth., Rev. Anticipation Certs. (Wellstar Health System, Inc. Project), Series 2017-A, 3.75% 2047	1,335	1,431
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2024	2,500	2,703
County of Gwinnett, Dev. Auth., Certs. of Part. (Gwinnett County Public Schools Project), Series 2006, National insured, 5.25% 2025	2,500	2,797
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2031	1,000	1,173
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2034	1,500	1,758

118	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
County of Gwinnett, Dev. Auth., Rev. Ref. Bonds (Georgia Gwinnett College Student Housing Project), Series 2017-A, 5.00% 2036	$5,405	$6,330
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation I, LLC Project), Series 2015, 5.00% 2030	2,250	2,491
Higher Education Facs. Auth., Rev. Ref. Bonds (USG Real Estate Foundation III, LLC Project), Series 2020, 5.00% 2028	1,800	2,161
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	485	500
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 2046	875	907
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 2050	2,305	2,490
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 2031 (preref. 2024)[3]	1,220	1,313
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	2,205	2,217
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2043	1,140	1,320
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-B, (3-month USD-LIBOR x 0.67 + 0.75%) 0.818% 2048 (put 2023)[2]	6,000	6,016
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 0.898% 2048 (put 2023)[2]	2,000	2,009
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2023)	16,000	16,684
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	8,000	8,391
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 2049 (put 2024)	35,885	38,498
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2049	3,250	4,529
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2021-C, 4.00% 2052 (put 2028)	4,305	4,805
Medical Center Hospital Auth., Rev. Anticipation Certs. (Piedmont Healthcare, Inc. Project), Series 2019-B, 5.00% 2054 (put 2029)	7,500	9,041
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Company Plant Scherer Project), Series 2009-1, 1.00% 2049 (put 2026)	2,000	1,966
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2039 (put 2025)	5,215	5,266
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2034	1,500	1,883
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2035	1,250	1,565
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 5.00% 2036	875	1,094
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2034	8,250	9,789
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2040	720	808
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	2,345	2,571
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2056	8,750	10,311
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	14,120	16,620
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	7,835	8,697
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	15,600	17,574
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2062	4,500	5,328
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2040	800	900
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	1,145	1,265
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2056	10,000	11,764
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2056	5,805	6,854
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2062	2,000	2,368
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	32,495	38,226
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 2046	1,320	1,444
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2063	800	936
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2032	1,450	1,735
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2033	1,200	1,436
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2034	15,000	18,833
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2035	1,855	2,218
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2037	2,240	2,677
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2038	2,000	2,491
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2039	1,215	1,449
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2044	8,460	10,061

American Funds Tax-Exempt Funds	119

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 2046	$6,710	$8,215
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	4,000	4,372
Municipal Electric Auth., Project One Bonds, Series 2021-A, 4.00% 2051	7,000	7,875
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2026 (preref. 2024)	4,500	4,880
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029 (preref. 2024)	1,250	1,355
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2033 (preref. 2024)	1,000	1,084
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 2041	1,475	1,676
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 4.00% 2044	3,500	3,952
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044 (preref. 2024)	2,655	2,879
South Regional Joint Dev. Auth., Rev. Ref. Bonds (Valdosta State University Parking and Student Service Center Project), Series 2016-A, 5.00% 2038	2,500	2,834
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (Tishco Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2025 (put 2024)	1,155	1,151
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 2025 (put 2024)	8,900	8,886
		639,614

Guam 0.10%
Business Privilege Tax Bonds, Series 2015-D, 5.00% 2039	5,110	5,651
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 2028	665	776
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 5.00% 2029	1,000	1,185
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	1,000	1,111
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2036	2,160	2,386
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2042	3,500	3,816
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	1,415	1,464
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2027	2,615	3,001
Port Auth., Port Rev. Bonds, Series 2018-A, 5.00% 2048	3,245	3,690
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	745	810
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	400	430
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2039	500	541
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2044	750	809
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,885	2,119
		27,789

Hawaii 0.49%
Airports System Rev. Bonds, Series 2018-D, 5.00% 2030	4,960	6,210
Airports System Rev. Bonds, Series 2020-C, 5.00% 2050	10,295	12,441
Airports System Rev. Ref. Bonds, Series 2020-D, 4.00% 2036	3,770	4,338
Dept. of Budget and Fin., Special Purpose Rev. Bonds (Pacific Health Obligated Group), Series 2013-A, 5.50% 2043	17,000	18,014
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2019, 3.20% 2039	10,000	10,578
G.O. Bonds, Series 2018-FT, 5.00% 2031	7,510	8,972
Harbor System Rev. Bonds, Series 2020-C, 4.00% 2037	600	697
Harbor System Rev. Bonds, Series 2020-C, 4.00% 2038	875	1,012
Harbor System Rev. Bonds, Series 2020-C, 4.00% 2040	425	488
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 2027	445	516
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 2028	1,250	1,477
City and County of Honolulu, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 2029	3,250	3,911
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2015-B, 5.00% 2026	1,000	1,124
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2029	1,000	1,155
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2030	2,725	3,135
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2032	1,000	1,148
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2033	1,650	1,893
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-A, 5.00% 2034	1,140	1,307
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2035	2,250	2,605

120	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii (continued)
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2035	$4,935	$5,870
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2035	3,750	4,295
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2036	2,100	2,429
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2036	2,500	2,971
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2036	2,500	2,860
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2037	4,270	5,073
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2016-B, 5.00% 2037	2,745	3,136
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2019-A, 4.00% 2038	2,750	3,173
City and County of Honolulu, Wastewater System Rev. Bonds (First Bond Resolution), Series 2018-A, 5.00% 2047	8,750	10,290
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2035	3,500	4,054
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2037	6,190	7,159
City and County of Honolulu, Wastewater System Rev. Ref. Bonds (First Bond Resolution), Series 2019-B, 4.00% 2038	7,000	8,082
		140,413

Idaho 0.19%
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2042	1,115	1,299
Health Facs. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	6,250	7,245
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 2034[1]	1,750	1,853
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 2044[1]	5,750	5,968
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	13,680	15,704
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 2032	315	402
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2034	400	465
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2041	850	972
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2046	6,300	7,120
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 4.00% 2051	4,500	5,063
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 2038	2,250	2,609
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2021-A, 4.00% 2039	2,000	2,307
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 2050	3,730	4,009
		55,016

Illinois 10.68%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2023	2,050	2,159
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2002, FGIC-National insured, 6.00% 2023	1,000	1,067
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2026	11,040	11,573
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-A, BAM insured, 5.00% 2029	3,600	4,284
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2018-B, 5.00% 2033	3,500	4,054
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2024	3,070	3,259
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	2,135	2,378
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2026	1,010	1,150
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2027	13,430	14,717
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,275	1,451
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2029	7,000	7,883
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2032	4,775	5,628
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2035	2,060	2,413
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2036	1,510	1,767
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2038	945	1,102
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2039	4,000	4,660
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	3,000	3,231
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	15,390	15,419
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2040	1,000	1,161
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2041	925	1,073
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	10,000	11,253
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	1,350	1,604
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[1]	28,810	35,747
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2021-B, 5.00% 2022	800	828

American Funds Tax-Exempt Funds	121

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	$6,000	$6,404
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2023	1,000	1,067
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2024	500	550
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	3,000	3,312
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2025	3,445	3,854
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2025	1,625	1,836
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	1,000	1,119
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,905	3,308
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2026	2,570	2,927
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2027	3,500	4,043
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,733
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	9,000	10,840
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	7,000	8,395
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	4,000	4,565
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2034	11,840	13,387
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	10,000	11,307
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 2035	7,500	7,608
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 2035	2,240	2,431
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	4,660	5,343
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 2041	34,800	37,192
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2042	3,375	3,599
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[1]	13,115	16,362
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	1,000	1,117
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	27,590	30,690
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2047	15,215	16,050
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 2025	1,750	1,623
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,695	4,883
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2014-B, 5.00% 2028	2,000	2,135
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	3,500	3,979
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2037	4,215	4,793
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	12,000	13,616
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	5,445	6,169
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	1,010	1,080
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2034	5,000	5,319
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.25% 2034	3,000	3,108
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-B, 5.00% 2035	7,230	7,691

122	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	$2,060	$2,199
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 2033	15,000	17,900
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 2034	5,645	6,727
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 2036	3,075	3,363
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2038[1]	17,112	18,684
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2038[1]	4,728	5,162
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	7,000	5,608
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.00% 2024	1,285	1,372
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2027	3,000	2,616
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023 (escrowed to maturity)	830	862
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	210	157
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	4,250	4,657
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2025	3,000	3,287
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	5,000	5,590
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2032	2,000	2,302
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2036	1,250	1,435
City of Chicago, Housing Auth. Bonds, Series 2018-A, 5.00% 2038	6,150	7,046
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.25% 2024	1,000	1,037
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2027	2,000	2,079
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	4,000	4,164
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.25% 2032	1,000	1,175
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2013-D, 5.00% 2039	10,000	10,338
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	5,000	5,774
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2018-B, 5.00% 2053	33,025	38,876
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2023	1,500	1,557
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2031	5,260	5,762
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	3,000	3,282
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2032	500	569
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2033	1,250	1,422
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2034	1,000	1,138
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2035	1,750	1,991
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-D, 5.00% 2046	1,500	1,636
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2023	2,000	2,084
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2025	1,000	1,107
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2026	4,175	4,742
City of Chicago, Public Building Commission, Building Rev. Ref. Bonds (Chicago Transit Auth.), Series 2006, AMBAC insured, 5.25% 2027	1,000	1,164
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	5,560	5,569
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	7,890	8,080
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	24,995	29,288
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2022	4,975	4,932
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	2,525	2,503
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	2,710	2,638
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	5,305	4,412
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	5,745	4,479
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	4,000	3,118
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2021, 5.00% 2028	2,500	3,003
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2046	13,000	14,929

American Funds Tax-Exempt Funds	123

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2049	$20,925	$23,052
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	30,750	34,945
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	11,500	13,126
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 2055	2,000	2,197
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	402
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	7,775	7,802
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,975	2,052
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2014, 5.00% 2023	200	208
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2024	2,580	2,769
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2025	4,500	4,989
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2026	2,460	2,725
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2027	1,000	1,106
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2030	1,000	1,104
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2030	790	942
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	5,000	5,783
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2031	2,500	2,759
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2032	7,600	8,782
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2032	3,000	3,309
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2033	2,000	2,204
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2034	9,000	10,386
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2035	1,250	1,375
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2038	3,915	4,496
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2039	1,000	1,096
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-A, 5.00% 2047	21,165	24,061
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2025	210	201
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	20	19
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	1,760	1,613
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2028	4,245	3,789
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	530	547
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,150	2,299
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2024	1,200	1,238
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	1,000	1,100
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2025	8,275	9,355
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2025	1,000	1,134
City of Chicago, Water Rev. Bonds, Series 2016-A-1, Assured Guaranty Municipal insured, 5.00% 2025	620	704
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2026	2,125	2,462
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2026	965	994
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	2,275	2,628
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	5,000	5,748
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2030	4,750	5,174
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	3,785	4,337
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2030	3,100	3,593
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2031	5,135	5,594
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 2032	1,000	1,029
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	1,200	1,239
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2023	650	695
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2027	10,000	11,862
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2028	4,000	4,774
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,110	1,211
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2031	2,000	2,368
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,295	2,713
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2036	3,500	4,133
City of Chicago, Water Rev. Ref. Bonds, Series 2017, 5.00% 2036	1,200	1,410
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2037	2,895	3,418

124	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2039	$7,500	$8,162
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	21,875	22,502
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,000	3,270
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	1,010	1,025
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,505	6,615
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2023	1,950	2,058
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2017-A, 5.00% 2025	13,500	15,203
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.25% 2025	8,600	9,762
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2026	4,300	5,072
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000-A, MBIA insured, 6.50% 2026	15,705	18,237
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2027	11,700	14,145
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2029	15,000	18,654
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2001-A, National insured, 6.00% 2031	8,785	11,251
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-B, FGIC-National insured, 5.75% 2033	9,630	12,419
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	17,820	23,887
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2034	19,960	26,545
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2003-A, 5.50% 2022	2,000	2,042
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,068
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	5,650	6,265
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	10,000	11,559
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2027	5,000	5,886
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	5,150	5,394
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	9,635	10,920
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2022	7,000	7,237
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	6,830	7,972
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	1,350	1,566
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	4,750	5,468
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2031	1,500	1,849
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2032	1,600	1,969
County of Cook, G.O. Rev. Ref. Bonds, Series 2021-A, 5.00% 2033	2,000	2,458
County of Cook, G.O. Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,000	1,147
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 2032	7,645	9,085
County of Cook, Sales Tax Rev. Bonds, Series 2018, 5.00% 2033	5,000	5,933
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2032	580	704
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2037	780	941
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2038	760	915
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2044	3,250	3,873
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2049	6,455	7,645

American Funds Tax-Exempt Funds	125

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Academic Fac. Lease Rev. Bonds (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), Series 2019-A, 5.00% 2051	$1,000	$1,183
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	1,000	1,137
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2016-D, 4.00% 2046	2,000	2,134
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027 (preref. 2025)	765	854
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2015-B, 5.00% 2027	225	250
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030	3,325	3,876
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2030	2,500	2,843
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034 (preref. 2022)	1,990	1,998
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034 (preref. 2022)	30	30
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 4.00% 2038	3,850	4,158
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	2,915	3,187
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	5,300	5,847
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2026	4,875	5,559
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2027	5,000	5,719
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2028	6,410	7,318
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	8,315	9,476
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	4,000	4,670
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2029	2,700	3,077
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2029	2,000	2,335
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	7,420	8,658
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2030	6,200	7,058
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2030	3,500	4,077
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2031	6,080	7,079
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2031	3,580	4,072
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2032	5,005	5,820
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2033	5,000	5,804
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2034	5,000	5,796
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2035	8,180	9,469
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	700	809
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2030	1,000	1,153
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2032	1,000	1,153
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2033	1,150	1,325
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2034	1,310	1,509
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2036	1,000	1,151
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,153
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2027	925	1,082
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2028	1,480	1,720
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2029	3,000	3,471
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2030	5,100	5,873
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2031	3,000	3,442
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	2,500	2,864
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2033	9,000	10,295
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2034	3,000	3,429
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	6,710	7,659
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2036	7,000	7,983
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2037	1,000	1,140
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	1,025	1,054
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	2,225	1,636
Fin. Auth., Rev. Bonds (Ingalls Health System), Series 2013, 5.00% 2043 (preref. 2022)	2,030	2,056
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2030	1,180	1,288
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2035	1,350	1,462
Fin. Auth., Rev. Bonds (Lutheran Life Communities Obligated Group), Series 2019-A, 4.00% 2022	390	396
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2026	3,000	3,442
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2027	2,990	3,428
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2033	3,835	4,378
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	2,000	2,188
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2036	2,420	2,645
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	5,000	5,677
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	29,620	33,482
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2029	2,200	2,708
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2036	3,000	3,458

126	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2037	$3,000	$3,456
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2038	4,000	4,599
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2039	6,000	6,889
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2040	3,000	3,439
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 4.00% 2041	3,130	3,582
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2026	3,080	3,566
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2032	3,290	3,754
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,425	1,625
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2034	3,240	3,694
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2035	3,335	3,803
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2037	11,520	12,576
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 4.00% 2038	6,140	6,703
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2030	1,000	1,193
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 5.00% 2042	7,000	8,291
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-A, 4.00% 2047	3,000	3,352
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	8,600	8,920
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 5.00% 2028	2,450	2,782
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2016, 3.25% 2039	4,000	4,180
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	2,345	2,607
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2027	4,015	4,612
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	3,250	3,720
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,400	1,594
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	1,125	1,277
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 0.76% 2042 (put 2026)[2]	400	401
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-A, 4.00% 2050	2,290	2,501
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,195
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2028	5,000	5,862
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	2,000	2,342
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	7,615	8,904
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2031	3,000	3,503
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2033	2,500	2,914
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,895	2,207
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	6,145	7,143
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	17,970	19,640
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	730	817
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,317
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 5.00% 2023	100	105
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,700	2,885
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2030	5,000	5,531
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-B, 5.00% 2034	2,595	2,864
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2034	2,500	2,759
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	10,475	11,531
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032 (preref. 2026)	4,000	4,624
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2034	3,870	4,900
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2045	26,575	29,904
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 2048	5,840	6,611
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-B, 5.00% 2053 (put 2031)	3,395	4,269
Fin. Auth., Rev. Bonds (University of Chicago Medical Center), Series 2016-A, 5.00% 2026	1,610	1,861
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2036	7,000	8,635
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 5.00% 2036	2,000	2,517
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2037	12,000	14,036
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2038	2,500	2,918
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2039	2,500	2,914
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2020, 4.00% 2040	6,500	7,563
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2014, 5.00% 2033 (preref. 2024)	8,500	9,295
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,179
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2035	5,400	6,299
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 4.00% 2037	2,500	2,752
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 2024	700	753
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 2026	585	655
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2027	1,095	1,245

American Funds Tax-Exempt Funds	127

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	$1,000	$1,133
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	636
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2030	1,000	1,153
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 5.00% 2035	1,000	1,151
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2016-A, 4.00% 2040	7,500	8,260
Fin. Auth., Rev. Ref. Bonds (Edward-Elmhurst Healthcare), Series 2018-A, 5.00% 2044	1,500	1,744
Fin. Auth., Rev. Ref. Bonds (Field Museum of Natural History), Series 2019, 0.569% 2034 (put 2022)[2]	31,050	31,051
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	1,500	1,528
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2026	1,535	1,563
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	9,385	9,545
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 5.00% 2034	3,000	3,826
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2036	4,290	4,937
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2037	3,300	3,789
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2038	3,605	4,124
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2039	4,505	5,146
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 2040	3,915	4,066
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2022	1,290	1,307
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2031	3,500	3,933
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2032	3,500	3,931
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2034	2,600	2,918
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	26,890	30,051
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	6,745	7,513
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	1,000	1,066
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	10,885	12,089
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	650	742
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2032	1,600	1,828
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	1,200	1,335
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,235	2,082
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	1,265	1,095
G.O. Bonds, Series 2014, 5.00% 2022	9,000	9,097
G.O. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,055	1,063
G.O. Bonds, Series 2017-D, 5.00% 2022	150	155
G.O. Bonds, Series 2017-A, 5.00% 2023	5,875	6,278
G.O. Bonds, Series 2017-D, 5.00% 2023	3,320	3,539
G.O. Bonds, Series 2014, 5.00% 2023	1,485	1,558
G.O. Bonds, Series 2019-A, 5.00% 2023	1,000	1,066
G.O. Bonds, Series 2012, 5.00% 2024	5,000	5,018
G.O. Bonds, Series 2019-A, 5.00% 2024	4,500	4,939
G.O. Bonds, Series 2013, 5.50% 2024	2,530	2,692
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	20,355	23,242
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	14,470	16,695
G.O. Bonds, Series 2021-B, 4.00% 2029[1]	5,062	5,609
G.O. Bonds, Series 2017-C, 5.00% 2029	18,940	21,767
G.O. Bonds, Series 2021-B, 4.00% 2030[1]	8,367	9,287
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	7,700	8,649
G.O. Bonds, Series 2020-B, 4.00% 2032	1,800	1,985
G.O. Bonds, Series 2021-B, 4.00% 2033[1]	2,913	3,221
G.O. Bonds, Series 2016, 5.00% 2033	7,200	8,173
G.O. Bonds, Series 2012, 5.00% 2035	1,000	1,003
G.O. Bonds, Series 2017-A, 5.00% 2036	11,500	13,134
G.O. Bonds, Series 2016, 5.00% 2037	7,500	8,492
G.O. Bonds, Series 2016, 5.00% 2038	6,500	7,354
G.O. Bonds, Series 2014, 5.00% 2039	6,275	6,673
G.O. Bonds, Series 2014, 5.00% 2039	5,100	5,457
G.O. Bonds, Series 2021-B, 3.00% 2041	3,000	2,947
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	1,000	1,112
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	3,865	3,865
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	1,360	1,380
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	5,795	5,911
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	3,500	3,991

128	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	$8,250	$9,458
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	3,000	3,469
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,415
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	900	911
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	4,055	4,248
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2018-A-1, 4.00% 2048	16,970	18,187
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043	724	724
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 2051	13,355	14,009
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 1.06% 2050 (put 2025)[2]	27,800	28,458
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	2,465	2,583
Housing Dev. Auth., Rev. Bonds, Series 2017-B, 4.00% 2048	4,245	4,502
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	5,630	6,056
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.00% 2050	12,725	13,334
Housing Dev. Auth., Rev. Bonds, Series 2020-A, 3.75% 2050	13,770	14,751
Housing Dev. Auth., Rev. Bonds, Series 2019-D, 3.75% 2050	13,160	14,072
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	19,880	20,886
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 2051	2,540	2,659
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	2,360	2,543
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,275
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2028	735	874
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,840	2,203
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	1,390	1,658
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2030	930	1,110
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2032	1,000	1,189
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,186
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2036	250	295
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	425	501
Village of Manhattan, Special Service Area No. 2007-5 (Lakeside Towns at Liberty Center Project), Special Tax Bonds, Series 2007, 6.125% 2040[4]	2,300	575
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	21,475	17,456
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	1,210	1,027
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2025	6,650	6,147
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, Assured Guaranty Municipal insured, 0% 2029	10,000	8,314
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2031	2,810	2,216
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	3,625	2,677
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	15,000	10,744
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	3,000	2,114
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2035	8,435	5,750
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 4.25% 2042	1,920	1,946
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, BAM insured, 4.25% 2042	1,010	1,024

American Funds Tax-Exempt Funds	129

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 2042	$4,125	$4,781
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-A, 5.00% 2042	4,360	4,431
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-A, BAM insured, 5.00% 2042	2,415	2,454
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 5.00% 2042	810	823
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-B, 5.00% 2045	1,000	1,094
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-B, BAM insured, 5.00% 2052	445	452
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,170	1,189
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 2025	560	581
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	1,925	1,956
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	7,015	7,766
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	6,870	7,561
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2042	3,500	3,789
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 4.25% 2042	2,520	2,554
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	1,400	1,600
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2047	2,000	2,142
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	9,630	10,236
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2050	4,000	4,288
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	5,000	5,684
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2052	3,050	3,255
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	5,505	5,595
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 2057	5,000	5,603
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,825	2,646
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2026	6,035	5,529
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2035	1,520	1,016
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2036	1,350	886
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2036	1,250	806
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2038	4,080	2,477
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2038	2,500	1,492
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	37,000	18,716
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	29,665	9,358
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 2054	22,000	7,600

130	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	$30,000	$9,681
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	6,500	2,098
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	6,000	1,752
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,000	3,377
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	7,500	8,422
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	10,450	11,732
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2022	200	201
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2023	240	251
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2024	500	539
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2025	400	443
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2026	650	737
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2028	625	739
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2029	410	493
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2030	450	550
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2031	500	609
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2032	1,225	1,490
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2033	1,270	1,544
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 5.00% 2034	1,560	1,895
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2035	1,000	1,142
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2037	1,140	1,299
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2039	495	562
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2041	460	521
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2026	5,000	5,712
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2017-A, 5.00% 2029	1,045	1,227
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2032	1,520	1,777
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2033	17,230	20,130
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2034	8,370	9,775
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2035	2,675	3,121
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2036	10,105	11,780
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2036	1,295	1,564
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2037	1,280	1,567
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 2039	4,630	5,184
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-A, 5.00% 2040	17,750	20,599
Sales Tax Securitization Corp., Sales Tax Securitization Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,750	2,054
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	1,520	1,559
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2024	1,905	1,953
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2025	2,005	2,054
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	5,000	5,107
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	150	139

American Funds Tax-Exempt Funds	131

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	$1,545	$1,557
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2025	2,525	2,803
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2027	4,655	5,448
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	4,820	5,758
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 2036 (preref. 2023)	385	426
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.125% 2043 (preref. 2023)	1,005	1,111
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	17,340	19,312
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,025	1,101
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2028	4,500	5,374
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2029	5,880	7,152
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2030	1,000	1,164
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	4,755	5,099
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	3,000	3,208
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2031	2,220	2,457
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2032	3,000	3,319
City of Springfield, Electric Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2040	6,000	6,610
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	2,570	2,672
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,039
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	5,860	6,090
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	7,100	7,377
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 2031	1,500	1,868
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	5,000	5,731
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2033	2,200	2,284
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2034	1,000	1,125
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2035	3,055	3,484
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2036	2,000	2,281
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2036	2,000	2,248
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2037	1,900	2,166
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2037	1,500	1,686
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	40,430	41,953
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2038	4,000	4,733
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2038	2,500	2,679
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 2039	5,745	6,535
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-B, 5.00% 2039	3,000	3,213
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2040	7,500	8,334
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	6,500	7,301
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 2040	1,000	1,237
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	23,730	26,972
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 5.00% 2041	15,000	18,786
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2021-A, 4.00% 2042	6,600	7,535
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2017-A, 5.00% 2042	21,080	24,788
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 4.00% 2044	2,000	2,258
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 2044	5,500	6,691
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 2045	32,215	39,372
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2030	2,255	2,759
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2044	16,500	17,689
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	1,800	1,899
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2001-A, 5.50% 2024	310	338
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	10,000	10,482
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	1,960	2,244
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,185	1,316
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	3,000	3,147

132	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	$3,120	$3,446
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2032	2,930	3,183
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2033	4,535	4,922
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	5,000	5,421
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	8,000	8,676
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2023	1,000	989
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,195	2,133
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2024	1,925	2,085
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2025	2,315	2,337
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.25% 2022	798	799
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.50% 2023	898	912
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 2024	948	972
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.875% 2025	503	521
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2026	863	903
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2024 (escrowed to maturity)	31,295	30,147
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2024 (escrowed to maturity)	13,100	12,682
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2024 (escrowed to maturity)	540	522
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2025	8,820	8,324
County of Will, Community Unit School Dist. No. 365-U (Valley View), G.O. School Bonds, Capital Appreciation Bonds, Series 2005, National insured, 0% 2025 (escrowed to maturity)	295	281
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 2.75% 2024	1,163	1,193
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2025	727	755
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2026	1,293	1,358
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.25% 2027	1,362	1,439
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	997	1,049
		3,062,868

Indiana 1.18%
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2017-C, 4.00% 2037	5,000	5,516
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-B, 5.00% 2041	14,800	16,605
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	19,600	21,915
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 2022	1,500	1,555
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-B, 2.25% 2058 (put 2025)	7,575	7,813
Fin. Auth., Hospital Rev. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042 (preref. 2023)	6,500	6,840
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 2034	725	862
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 5.00% 2035	1,335	1,581
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2036	1,365	1,515
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2038	2,045	2,265
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2039	1,820	2,013
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	8,005	8,770
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 2045	10,000	11,166
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 2050	15,000	16,655
Fin. Auth., Hospital Rev. Bonds (Parkview Health System), Series 2018-A, 4.00% 2048	9,000	9,975
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2014-A, 5.00% 2029	1,000	1,106

American Funds Tax-Exempt Funds	133

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2015-A, 5.00% 2040	$5,000	$5,577
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2025	1,525	1,651
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,081
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2031	1,700	1,837
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2029	1,405	1,420
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2012-A, 5.00% 2029 (preref. 2022)	45	46
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 2030	1,810	1,816
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	11,750	11,861
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	26,830	27,069
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 2030	1,790	1,728
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2023	250	267
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2027	1,050	1,206
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2028	1,100	1,258
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	420	471
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	2,770	3,126
Fin. Auth., Rev. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2012, 5.00% 2030 (preref. 2022)	2,000	2,008
Fin. Auth., Rev. Bonds (Deaconess Health System Obligated Group), Series 2016-A, 5.00% 2044 (preref. 2026)	2,655	3,085
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	1,000	1,102
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,000	3,323
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 2035	2,500	3,197
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 2037	10,080	12,847
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 3.00% 2039	2,000	2,132
Fin. Auth., Wastewater Utility Rev. Ref. Green Bonds (CWA Auth. Project), Series 2021-A, 4.00% 2046	1,000	1,141
Health Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2001-A-1, 5.00% 2035	2,780	3,126
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 1.95% 2035	2,665	2,535
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.50% 2049	3,495	3,696
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 2049	1,815	1,938
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	2,075	2,173
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2051	4,590	4,801
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 3.00% 2052	7,000	7,424
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 2052	1,330	1,398
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037 (preref. 2022)	1,500	1,523
Trustees of Indiana University, Student Fee Bonds, Series 2016-X, 3.00% 2029	1,000	1,055
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2034	1,170	1,439
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2035	1,230	1,510
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2036	1,295	1,588
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 2037	1,355	1,660
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 5.00% 2044	5,100	6,157
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-1, 4.00% 2050	31,485	34,844
City of Indianapolis, Local Public Improvement Bond Bank Rev. Bonds, Capital Appreciation Bonds, Series 1999-E, AMBAC insured, 0% 2025	2,540	2,438
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2034	1,415	1,523
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2036	1,080	1,162
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project), Series 2007-B, National insured, 5.25% 2023	6,055	6,434
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2030 (preref. 2023)	1,500	1,593
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2032 (preref. 2023)	2,100	2,230
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2036	4,550	5,228
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2016-C, 5.00% 2037	5,970	6,857
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.25% 2038	2,000	2,124
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2013-A, 5.00% 2042	2,750	2,910
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,249
Trustees of Purdue University, Student Fee Bonds, Series 2015-BB-1, 5.00% 2032	470	511

134	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Trustees of Purdue University, Student Fee Bonds, Series 2015-BB-1, 5.00% 2033	$1,530	$1,662
Trustees of Purdue University, Student Fee Bonds, Series 2015-BB-1, 5.00% 2034	530	575
Trustees of Purdue University, Student Fee Rev. Ref. Bonds, Series 2012-AA, 5.00% 2030	1,500	1,526
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2002-A, 2.75% 2025	3,200	3,327
City of Rockport, Pollution Control Rev. Ref. Bonds (Indiana Michigan Power Co. Project), Series 2009-B, 3.05% 2025	12,635	13,257
		337,874

Iowa 0.22%
Fin. Auth., Health Facs. Rev. Bonds (UnityPoint Health), Series 2014-C, 4.00% 2033	8,650	9,081
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	1,000	1,077
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2028	345	373
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2013-1, 2.15% 2043	358	358
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2016-A, 4.00% 2046	1,330	1,386
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 2047	960	1,005
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2017-C, 3.50% 2047	3,235	3,379
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2018-A, 4.00% 2047	2,240	2,378
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	1,380	1,499
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 2049	2,015	2,151
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	4,420	4,722
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 2051	8,300	8,702
Fin. Auth., State Revolving Fund Rev. Green Bonds, Series 2021-A, 5.00% 2034	2,000	2,577
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 2049 (put 2026)	12,000	13,636
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 2035	2,000	2,317
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 2037	1,900	2,188
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2021-A-2, 4.00% 2039	2,145	2,457
Board of Regents of the University of Iowa, Hospital Rev. Bonds (University of Iowa Hospitals and Clinics), Series 2022-B, 3.00% 2056	5,000	4,883
		64,169

Kansas 0.37%
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2032	1,500	1,519
Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2012-A, 5.00% 2034	1,000	1,013
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-2, (1-month USD-LIBOR x 0.70 + 0.35%) 0.421% 2022[2]	24,065	24,098
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-3, (1-month USD-LIBOR x 0.70 + 0.40%) 0.471% 2023[2]	5,675	5,682
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 0.571% 2024[2]	28,000	28,114
University of Kansas Hospital Auth., Health Facs. and Improvement Rev. Bonds (University of Kansas Health System), Series 2019-B, 5.00% 2031	5,395	6,733
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047	23,520	27,082
University of Kansas Hospital Auth., Health Facs. Rev. Bonds (University of Kansas Health System), Series 2017-A, 5.00% 2047 (preref. 2027)	8,470	9,946
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	455	456
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	625	633
		105,276

American Funds Tax-Exempt Funds	135

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky 0.90%
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2035	$465	$516
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	1,000	874
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2036	3,320	3,857
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	3,450	3,985
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	2,750	3,175
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 4.00% 2041	1,000	1,122
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	11,700	13,838
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	6,250	6,455
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	245	250
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 2024 (put 2024)	1,105	1,088
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 2024 (put 2023)	15,870	15,708
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 2024 (put 2023)	7,250	7,171
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	4,085	4,709
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2032	6,550	7,525
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2033	1,000	1,147
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2034	5,000	5,486
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2035	21,770	23,874
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 4.00% 2036	21,000	22,991
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 2037	5,000	6,069
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 5.00% 2038	2,300	2,787
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 2039	1,500	1,678
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-A, 4.00% 2040	2,785	3,110
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2020-D, 5.00% 2047 (put 2029)	5,505	6,771
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2019, 5.00% 2022	150	154
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	2,000	2,325
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,741
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2032	2,610	3,023
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,185	2,532
Property and Buildings Commission, Commonwealth Rev. Bonds (Project No. 112), Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,000	1,070
Property and Buildings Commission, Commonwealth Rev. Ref. Bonds (Project No. 125), Series 2021-A, 5.00% 2022	975	1,000
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	2,500	2,634
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.67 + 1.12%) 1.188% 2049 (put 2025)[2]	3,340	3,360
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 2049 (put 2025)	26,480	28,507
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 2049 (put 2025)	17,000	18,082

136	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Public Energy Auth., Gas Supply Rev. Bonds, Series 2020-A, 4.00% 2050 (put 2026)	$16,500	$17,980
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-C-1, 4.00% 2050 (put 2028)	1,200	1,338
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2049[1]	4,765	5,397
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2053[1]	17,355	19,556
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2028	1,500	1,791
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2029	1,720	2,088
County of Warren, Hospital Rev. Ref. Bonds (Bowling Green - Warren County Community Hospital Corp.), Series 2021-A, 5.00% 2031	1,900	2,378
		259,142

Louisiana 1.51%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2033	845	924
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 2035	1,340	1,559
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-A, 5.00% 2045	2,500	2,727
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2017-A, 5.00% 2048	12,855	14,853
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2034	1,150	1,381
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 4.00% 2037	1,000	1,124
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2040	1,625	1,935
Aviation Board, General Airport Rev. Ref. Bonds (Gulf Opportunity Zone Projects), Series 2019, 5.00% 2041	1,710	2,033
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2027	500	571
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2028	1,600	1,855
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2024 (preref. 2022)	1,750	1,776
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	12,000	13,651
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2022	500	511
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2023	725	769
Parish of East Baton Rouge, Capital Improvements Dist., Sales Tax Rev. Bonds, Series 2019, 5.00% 2024	700	767
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,226
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2041 (put 2028)	18,805	18,656
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2020-A, 5.00% 2031	1,710	2,135
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2032	2,070	2,529
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2033	1,790	2,186
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,500	1,829
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2014-B, 5.00% 2039 (preref. 2025)	1,100	1,225
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 4.00% 2045	16,500	18,545
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,000	4,493
Greater New Orleans Expressway Commission, Toll Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2047	3,320	3,710
Housing Corp., Multi Family Housing Rev. Bonds (Byers Estates V Project), Series 2021, 0.35% 2024 (put 2023)	3,615	3,591
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-B, 3.00% 2051	950	996
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2021-D, 3.25% 2052	8,640	9,203
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,167
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2037	3,000	3,473
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 2044[1]	970	977
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 2041	10,500	12,161
Local Government Environmental Facs. and Community Dev. Auth., Hospital Rev. Ref. Bonds (Woman’s Hospital Foundation Project), Series 2017-A, 5.00% 2044	9,940	11,484
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Southeastern Louisiana University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,345

American Funds Tax-Exempt Funds	137

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 2036	$41,645	$41,715
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 2028	2,500	3,018
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	3,940	4,661
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2032	4,580	5,407
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2033	4,620	5,449
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2034	4,895	5,767
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	4,680	5,503
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,464
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	5,165	5,494
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,114
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,284
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,641
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 2034	2,000	2,527
City of New Orleans, Regional Transit Auth., Sales Tax Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,888
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2030 (preref. 2025)	900	1,010
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2033 (preref. 2025)	1,000	1,139
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2034 (preref. 2025)	1,000	1,139
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2040 (preref. 2025)	3,000	3,416
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2040 (preref. 2025)	2,000	2,245
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045 (preref. 2025)	5,000	5,693
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045 (preref. 2025)	1,350	1,516
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 5.00% 2045	1,500	1,806
City of New Orleans, Sewerage Service Rev. Bonds, Series 2020-B, 4.00% 2050	1,200	1,329
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2029 (preref. 2025)	900	1,025
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2032 (preref. 2025)	1,000	1,139
City of New Orleans, Water Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2044 (preref. 2024)	15,325	16,952
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop LLC Project), Series 2013-A, 1.65% 2033 (put 2023)	3,500	3,526
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033	4,970	5,512
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project), Series 2015-A, 5.00% 2033 (preref. 2025)	30	34
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	1,000	1,126
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2057	8,395	9,433
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 2059	2,500	2,909
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2046	1,100	1,218
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	17,590	19,432
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	10,670	11,764
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2042	5,000	5,732
Public Facs. Auth., Rev. and Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2017, 5.00% 2046	25,895	29,658
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	5	6
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2033	3,455	3,820
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2034 (preref. 2026)	10	11
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 2051 (preref. 2025)	12,405	14,028
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2032	2,000	2,215

138	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	$495	$560
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2034	1,490	1,681
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2015, 5.00% 2047	5,700	6,273
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,350	1,365
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 2037 (put 2024)	4,120	4,203
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	4,700	4,797
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.20% 2037 (put 2026)	7,070	7,253
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 2037 (put 2026)	4,200	4,340
City of Shreveport, Water and Sewer Rev. Bonds, Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	4,300	5,237
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2031	500	609
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2033	325	363
City of Shreveport, Water and Sewer Rev. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2036	365	406
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2036	1,250	1,474
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2037	1,340	1,579
City of Shreveport, Water and Sewer Rev. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2041	1,000	1,173
		431,445

Maine 0.17%
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	8,750	9,811
Housing Auth., Mortgage Purchase Bonds, Series 2020-F, 2.00% 2035	1,750	1,662
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	990	1,037
Housing Auth., Mortgage Purchase Bonds, Series 2017-B, 4.00% 2047	965	1,012
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	1,755	1,868
Housing Auth., Mortgage Purchase Bonds, Series 2019-C, 4.00% 2050	3,940	4,208
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-B, 3.50% 2040	275	281
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	10	10
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 4.00% 2045	5,000	5,681
Turnpike Auth., Turnpike Rev. Bonds, Series 2018, 5.00% 2047	9,000	10,579
Turnpike Auth., Turnpike Rev. Bonds, Series 2020, 5.00% 2050	6,000	7,338
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 4.00% 2038	1,700	1,981
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2022, 4.00% 2040	2,100	2,435
		47,903

Maryland 1.34%
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2022	500	510
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2023	225	238
County of Anne Arundel, Consolidated Special Taxing Dist. Rev. Ref. Bonds (Villages of Dorchester and Farmington Village Projects), Series 2013, 5.00% 2032	1,000	1,054
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2029	1,070	1,207
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2030	1,000	1,127
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2026	465	531
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2027	3,065	3,588
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 5.00% 2028	3,215	3,837
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2029	1,000	1,144
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2030	1,655	1,891
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2031	1,225	1,397
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2032	700	797
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2036	1,505	1,710
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2050	5,630	6,309

American Funds Tax-Exempt Funds	139

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2032	$2,000	$2,212
Mayor and City Council of Baltimore, Rev. Bonds (Wastewater Projects), Series 2014-C, 5.00% 2044	5,000	5,524
Mayor and City Council of Baltimore, Rev. Bonds (Water Projects), Series 2014-A, 5.00% 2044	1,500	1,657
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 2014, 5.00% 2039	2,215	2,448
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	370	376
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, Series 2015-B, 4.05% 2040	2,500	2,619
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 1.95% 2035	2,600	2,425
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	5,610	6,098
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-B, 4.00% 2049	4,465	4,772
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-A, 4.25% 2049	7,090	7,623
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 2050	15,610	16,493
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 2050	17,285	18,471
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051	29,115	30,647
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 2051	8,895	9,312
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2015-A, 3.50% 2045	1,000	1,033
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2027	1,350	1,579
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2028	2,000	2,385
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2030	1,250	1,476
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2031	1,000	1,176
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2035	2,000	2,343
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2035	1,000	1,075
Econ. Dev. Corp., Senior Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore Project), Series 2015, 5.00% 2039	2,605	2,786
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 2050	300	329
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 5.00% 2050	1,250	1,457
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2012, 5.00% 2029	250	253
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2033[1]	2,540	2,795
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	690	717
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,040
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	2,930	2,971
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2027	135	152
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2028	175	196
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2029	190	212
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2030	325	361
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2031	375	415
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2032	325	358
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Towson University Project), Series 2017, 5.00% 2036	600	657
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 4.00% 2024	1,350	1,437
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2028	920	1,050
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	900	1,024
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,139
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2035	2,265	2,583
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2016, Assured Guaranty Municipal insured, 5.00% 2043	1,250	1,424
G.O. Bonds, State and Local Facs. Loan of 2015, Series 2015-A-2, 2.75% 2025	4,000	4,102
G.O. Bonds, State and Local Facs. Loan of 2017, Series 2017-A, 5.00% 2022	3,525	3,545
G.O. Bonds, State and Local Facs. Loan of 2017, Series 2017-A-2, 5.00% 2022	2,800	2,864

140	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2020, 5.00% 2036	$2,290	$2,851
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2020, 4.00% 2038	865	977
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2046	12,235	14,330
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Health System Issue), Series 2012, 5.00% 2027	400	407
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2030	690	788
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2038	240	272
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2043	700	791
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	1,940	2,181
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2026	210	239
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2036	2,835	3,217
Health and Higher Educational Facs. Auth., Rev. Bonds (Charlestown Community Issue), Series 2016-A, 5.00% 2045	13,000	14,606
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2016, 5.00% 2047	1,000	1,131
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2027	125	137
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2028	215	235
Health and Higher Educational Facs. Auth., Rev. Bonds (Loyola University Maryland Issue), Series 2014, 5.00% 2032	165	180
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2015, 5.00% 2026	4,290	4,767
Health and Higher Educational Facs. Auth., Rev. Bonds (MedStar Health Issue), Series 2013-B, 5.00% 2038	865	918
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2012, 5.00% 2031	1,000	1,016
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2032	800	915
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2033	1,000	1,143
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2034	1,800	2,056
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Medical Center Issue), Series 2016-A, 5.00% 2036	1,500	1,709
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2015, 5.00% 2028	1,035	1,158
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Carroll Hospital Center Issue), Series 2012-A, 5.00% 2037 (preref. 2022)	1,530	1,559
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2038	9,000	9,929
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2015, 5.00% 2042	4,470	4,932
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2040	1,000	1,104
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Meritus Medical Center), Series 2015, 5.00% 2045	1,000	1,100
County of Howard, Special Obligation Bonds (Annapolis Junction Town Center Project), Series 2014, 6.10% 2044	1,420	1,475
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 2037	6,100	7,173
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 2038	7,410	8,695
University System of Maryland, Auxiliary Fac. and Tuition Rev. Ref. Bonds, Series 2021-A, 4.00% 2040	8,010	9,331
County of Montgomery, Housing Opportunities Commission, Multi Family Housing Dev. Bonds, Series 2004-A, 4.65% 2030	2,670	2,677
County of Montgomery, Housing Opportunities Commission, Program Rev. Bonds, Series 2019-A, 4.00% 2049	2,150	2,309
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2013-A, 4.00% 2031	1,380	1,432
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	580	613
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	3,825	4,061
County of Montgomery, Housing Opportunities Commission, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2050	4,835	5,072
County of Montgomery, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2013, 5.00% 2045	1,000	1,145
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	6,256	6,311
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 4.75% 2036[1]	1,750	1,897
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 2046[1]	500	544
County of Prince George, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026	2,545	2,553
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2026	1,000	1,003
County of Prince George, Special Obligation Rev. Ref. Bonds (Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	1,150	1,154
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,962	4,008

American Funds Tax-Exempt Funds	141

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
St. Mary’s College of Maryland, Academic Fees and Auxiliary Facs. Fees Rev. Ref. Bonds, Series 2018-A, BAM insured, 4.00% 2023	$1,235	$1,293
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 3.00% 2037	1,000	1,064
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 4.00% 2037	2,000	2,292
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 3.00% 2038	1,750	1,857
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 4.00% 2038	1,225	1,420
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 4.00% 2040	1,500	1,733
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2021-A. 4.00% 2041	1,500	1,729
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020. 4.00% 2045	9,500	10,724
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2015, 3.00% 2028	3,305	3,433
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2029	1,875	2,000
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2020, 5.00% 2030	8,160	10,346
Washington Suburban Sanitary Dist., Consolidated Public Improvement Bonds, Series 2014-2, 4.00% 2043	1,500	1,596
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2027	11,470	12,430
Washington Suburban Sanitary Dist., Consolidated Public Improvement Rev. Ref. Bonds, Series 2017, 3.00% 2031	14,160	15,124
		384,093

Massachusetts 0.92%
College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,012
Dev. Fin. Agcy., Hospital Rev. Bonds (Healthcare Obligated Group Issue), Series 2013, 5.25% 2041 (preref. 2023)	3,000	3,229
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates LP Issue), Series 2021-B, 0.25% 2024 (put 2023)	2,240	2,218
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2034	1,000	1,210
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2035	550	665
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2036	625	753
Dev. Fin. Agcy., Rev. Bonds (Beth Israel Lahey Health Issue), Series 2019-K, 5.00% 2037	425	512
Dev. Fin. Agcy., Rev. Bonds (Boston College Issue), Series 2021-V, 5.00% 2055	5,000	7,361
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	2,250	2,500
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	15,750	16,716
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 4.00% 2042	485	529
Dev. Fin. Agcy., Rev. Bonds (Carleton-Willard Village Issue), Series 2019, 5.00% 2042	730	824
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 4.00% 2023[1]	520	533
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Capital Appreciation Bonds, Series 2011-B, 0% 2056	1,358	915
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 2036[1]	400	426
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 2041	445	486
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2022, 4.00% 2051[1]	520	540
Dev. Fin. Agcy., Rev. Bonds (Loomis Communities Issue), Series 2021, 4.00% 2051	200	216
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 0.66% 2049 (put 2026)[1,2]	1,885	1,885
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 4.00% 2036	4,500	5,023
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-3, (SIFMA Municipal Swap Index + 0.50%) 0.56% 2038[2]	1,725	1,725
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-2, 5.00% 2038 (put 2025)	13,665	15,157
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S-1, 4.00% 2041	4,805	5,336
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2014-M-4, 5.00% 2044 (preref. 2023)	5,860	6,207
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2030	2,000	2,275
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2031	1,925	2,188
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2029	500	600
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2030	600	716
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2031	500	595
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2033	805	955
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2034	675	800
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2026	1,200	1,390
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2028	800	967
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 2039	500	552
Dev. Fin. Agcy., Rev. Ref. Bonds (Orchard Cove, Inc. Issue), Series 2019, 5.00% 2049	4,800	5,268
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2029	500	600
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2030	1,000	1,156
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2031	1,300	1,545
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2033	1,590	1,885

142	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Massachusetts (continued)
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2034	$1,000	$1,151
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2035	1,000	1,182
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2036	445	525
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2037	605	713
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2019, 5.00% 2038	340	400
G.O. Bonds, Consolidated Loan, Series 2014-C, 5.00% 2027 (preref. 2022)	8,640	8,804
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2033	4,000	4,782
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2034	9,000	10,767
G.O. Bonds, Consolidated Loan, Series 2018-A, 5.00% 2039	7,500	8,917
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	2,465	2,468
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.45% 2024	3,325	3,247
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,510	1,565
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 2043	100	102
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 2044	460	479
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	595	614
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	430	447
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 190, 4.00% 2048	6,400	6,756
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 195, 4.00% 2048	3,545	3,761
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 2048	665	716
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 211, 3.50% 2049	7,395	7,812
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 214, 3.75% 2049	5,135	5,468
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 221, 3.00% 2050	4,270	4,477
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	13,333
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2025 (preref. 2022)	4,605	4,717
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 2034	54,335	71,595
		262,268

Michigan 3.38%
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2026	1,700	1,931
Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2015-I, 5.00% 2031	8,770	9,913
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 0.743% 2032[2]	54,160	53,855
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2027	1,000	1,139
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2030	1,300	1,493
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2039	115	136
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2040	205	223
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2041	635	689
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2042	250	271
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 2045	1,500	1,800
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2046	1,595	1,864
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2050	3,500	4,071
City of Detroit, Unlimited Tax G.O. Bonds, Series 2020, 5.50% 2050	2,215	2,644
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	755	768
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured 5.25% 2039 (preref. 2022)	5,900	6,018
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds, Series 2001-B, Assured Guaranty Municipal Insured, 5.50% 2029	10,420	12,271
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025	1,075	1,150
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	2,000	2,023
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,500	3,539
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,610	3,651
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	4,000	4,045
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2032	20,000	25,721
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 5.00% 2031	1,845	2,344
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 2055	7,320	8,165

American Funds Tax-Exempt Funds	143

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 2055	$2,000	$2,251
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, BAM insured, 4.00% 2055	2,000	2,251
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2036	2,500	3,026
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2037	1,000	1,210
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2038	1,000	1,208
Fin. Auth., Distributable State Aid Rev. Bonds (Charter County of Wayne Criminal Justice Center Project), Series 2018, 5.00% 2043	3,500	4,160
Fin. Auth., Higher Education Facs. Limited Obligation Rev. and Rev. Ref. Bonds (Albion College), Series 2022, 4.00% 2051	2,165	2,357
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	750	853
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2028	2,000	2,350
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2034	2,500	2,937
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2035	4,000	4,695
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2036	32,480	36,048
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2037	5,000	5,856
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	22,030	24,579
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 2041	2,485	2,995
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2016, 5.00% 2045	1,345	1,523
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046	6,255	7,194
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017, 5.00% 2046 (preref. 2027)	200	237
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	20,220	20,953
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-1, 5.00% 2048	7,415	8,741
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2019-2, 4.00% 2049	9,015	9,994
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-2, 4.00% 2036	1,200	1,355
Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-4, 4.00% 2038	23,250	26,199
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 2040	2,140	2,404
Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2013-5, 4.00% 2040 (preref. 2029)	145	170
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont Health Credit Group), Series 2016-A, 5.00% 2044	13,010	14,526
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2031	4,300	4,959
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2044	5,950	6,594
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	3,300	3,632
Fin. Auth., Hospital Rev. Ref. Bonds (MidMichigan Health Credit Group), Series 2014, 5.00% 2039 (preref. 2024)	1,000	1,091
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	9,449
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,099
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2029	3,000	3,340
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2031	1,500	1,667
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2033	1,500	1,664
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2034	1,500	1,662
Fin. Auth., Hospital Rev. Ref. Bonds (Sparrow Obligated Group), Series 2015, 5.00% 2045	1,000	1,101
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,150	2,246
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2023	8,000	8,466
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2032	1,500	1,635
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044 (preref. 2022)	5,050	5,146
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2028	1,415	1,587
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	1,355	1,511
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2033	2,565	2,858
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	3,000	3,345

144	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	$3,000	$3,337
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,425	1,551
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,149
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	522
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2030	1,000	1,186
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2032	1,200	1,418
Counties of Genesee, Lapeer and Sanilac, Karegnondi Water Auth., Water Supply System Bonds (Karegnondi Water Pipeline), Series 2018, 5.00% 2035	1,580	1,862
Great Lakes Water Auth., Sewage Disposal System Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	3,990	4,836
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2045	5,090	6,176
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 2045	1,500	1,833
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-A, 5.00% 2049	4,750	5,756
Great Lakes Water Auth., Water Supply System Rev. Bonds, Series 2020-B, 5.00% 2049	4,300	5,163
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	3,000	3,687
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2034	5,760	6,648
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-D, 5.00% 2036	6,800	7,788
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	10,800	12,197
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2027	11,375	13,006
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2031	4,000	4,542
Hospital Fin. Auth., Hospital Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B-3, 4.00% 2032	14,000	15,885
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048 (preref. 2022)	3,705	3,761
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-5, 2.40% 2047 (put 2023)	4,350	4,431
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-3, 4.00% 2047 (put 2024)	14,000	14,910
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-1, 4.00% 2047 (put 2023)	7,000	7,297
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-4, 5.00% 2047	1,500	1,816
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,014
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 2023 (put 2022)	3,083	3,074
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Carpenter Place Apartments Project), Series 2021, 1.25% 2024 (put 2023)	14,290	14,320
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Mid Apartments Project), Series 2021, 0.40% 2024 (put 2023)	5,465	5,397
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.10% 2031	1,025	1,059
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 3.35% 2034	3,000	3,127
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A, 4.00% 2046	1,085	1,128
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	14,815	15,442
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	3,820	3,999
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	23,105	24,538
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	18,275	19,628
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	17,895	19,291
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 2050	4,835	5,147
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	4,810	5,129
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-C, 3.00% 2051	5,120	5,367
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	14,510	15,238
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2032	2,195	2,227
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	2,780	2,821
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2037	4,875	5,983
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2038	5,120	6,274
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2044	22,250	26,999
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 2048	33,000	39,816
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2021-B, 2.00% 2051 (put 2026)	5,500	5,637
Livonia Public Schools School Dist., School Building and Site G.O. Bonds, Series 2013-I, Assured Guaranty Municipal insured, 5.00% 2038	2,000	2,106

American Funds Tax-Exempt Funds	145

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2034	$3,500	$4,255
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2035	1,100	1,336
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2036	1,325	1,607
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2038	4,400	5,321
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2044	11,490	13,775
Board of Trustees of Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2048	6,660	7,941
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2038	2,980	3,405
Board of Trustees of Michigan State University, Rev. Ref. Bonds, Series 2019-C, 4.00% 2044	2,840	3,214
City of Royal Oak, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group), Series 2014-D, 5.00% 2030	1,160	1,248
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.35% 2029	22,000	22,000
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control Bonds Project), Series 1995-CC, 1.45% 2030	32,410	30,415
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 4.00% 2023	750	783
Regents of the University of Michigan, General Rev. Bonds, Series 2012-E, (SIFMA Municipal Swap Index + 0.27%) 0.32% 2033 (put 2022)[2]	17,875	17,878
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2032	2,500	2,587
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2032	1,500	1,819
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2033	1,000	1,216
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2034	2,000	2,429
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2035	4,000	4,843
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2036	3,500	4,228
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2037	7,400	7,658
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2037	5,585	6,727
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2038	3,000	3,603
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2040	14,800	16,645
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2042	1,850	2,187
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2043	4,210	4,984
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-B, 5.00% 2044	4,870	5,346
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-D, 5.00% 2045	13,010	14,611
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2021-A, 5.00% 2046	1,750	2,167
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2017-A, 5.00% 2047	2,750	3,247
		969,841

Minnesota 0.47%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2048	3,000	3,476
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	35,000	40,316
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2024 (put 2023)	4,800	4,774
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2012-B, 2.25% 2042	2,624	2,640
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2015-A, 2.80% 2045	554	560

146	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Minnesota (continued)
Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program), Series 2017-G, 2.65% 2047	$12,359	$12,470
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 2047	4,609	4,661
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2018-A, 3.30% 2048	1,119	1,139
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	195	204
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	3,795	3,955
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,970	2,077
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 2047	1,105	1,158
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	9,135	9,654
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	2,575	2,735
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	4,335	4,691
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 2050	4,600	4,887
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 2051	7,110	7,435
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 2051	6,925	7,243
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 2052	5,865	6,162
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	3,885	4,074
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 2052	3,025	3,183
City of Minneapolis, Health Care System Rev. Bonds (Fairview Health Services), Series 2015-A, 5.00% 2033	2,575	2,882
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2028	1,250	1,431
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2016-A, 5.00% 2029	1,000	1,144
City of St. Cloud, Health Care Rev. Bonds (CentraCare Health System), Series 2019, 5.00% 2048	1,000	1,187
City of St. Paul, Housing and Redev. Auth., Hospital Fac. Rev. Bonds (HealthEast Care System Project), Series 2015-A, 5.00% 2029 (preref. 2025)	745	847
		134,985

Mississippi 0.25%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 2044	4,405	3,933
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	1,590	1,807
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2032	1,690	1,922
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2033	1,275	1,452
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2035	1,150	1,311
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County Highway Ref. Project), Series 2013-A, 5.00% 2025	3,000	3,326
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County Highway Ref. Project), Series 2013-C, 5.00% 2026	4,000	4,563
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2032	3,000	3,606
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2033	3,600	4,325
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2035	2,000	2,399
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2037	4,000	4,791
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2029	2,500	2,827
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2032	7,500	8,477
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2034	12,960	14,640
Home Corp., Collateralized Multi Family Housing Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2024 (put 2023)	3,655	3,630
Home Corp., Single Family Mortgage Rev. Bonds, Series 2017-D, 4.00% 2043	475	499
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	2,030	2,165
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2051	5,105	5,357
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	750	771
		71,801

American Funds Tax-Exempt Funds	147

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri 0.92%
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 1.625% 2033	$725	$721
Cities of Brentwood and Maplewood, Hanley Road Corridor Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020, 2.00% 2039	800	794
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 2037	3,000	3,512
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 2039	3,700	4,299
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-A, 4.00% 2040	2,300	2,657
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Children’s Mercy Hospital), Series 2017-A, 4.00% 2042	7,575	8,178
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2034	3,200	3,602
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2013-A, 5.00% 2038	2,000	2,130
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Cox Health Project), Series 2015-A, 5.00% 2039	4,000	4,484
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Mosaic Health System), Series 2019-A, 5.00% 2022	600	601
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2018-A, 5.00% 2043	2,000	2,363
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2020, 4.00% 2050	2,500	2,797
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2014-A, 5.00% 2027	1,000	1,087
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-C, 5.00% 2036 (put 2023)	17,000	17,590
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	3,750	4,071
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2023	750	779
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2024	460	495
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2024	460	495
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2014-A, 5.00% 2025	915	982
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2016-B, 5.00% 2030	220	246
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2042	1,125	1,327
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2042	500	546
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2048	18,000	19,423
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 5.00% 2048	2,000	2,339
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2028	415	467
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2029	1,000	1,121
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2015-C, 4.00% 2036	2,290	2,388
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-A-2, 4.00% 2040	7,435	7,768
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,520	1,573
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	5,026	5,160
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-C, 3.30% 2047	3,980	4,096
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-D, 4.00% 2047	2,835	2,999
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-A, 4.25% 2047	4,105	4,428
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2018-A, 4.25% 2049	2,115	2,272
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 2050	3,610	3,850

148	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 2050	$2,185	$2,320
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-C, 3.875% 2050	10,405	11,159
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2019-B, 4.00% 2050	3,610	3,875
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 2052	8,045	8,448
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 2052	1,675	1,756
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052	3,070	3,264
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	345	359
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 2040	325	337
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 2041	115	119
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-2, 4.00% 2045	2,955	3,097
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 2040	1,815	2,211
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 2049	1,000	1,201
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.25% 2025	5,000	5,665
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	5,465	6,229
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	6,445	7,753
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	5,080	6,259
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,179
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	8,125	10,236
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,250	1,472
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	14,270	18,294
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2031	2,155	2,623
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	12,255	16,025
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2032	3,000	3,645
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2033	2,400	2,915
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2019-C, 5.00% 2034	1,750	2,124
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,120	1,135
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	1,200	1,316
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 2053	11,250	12,406
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,000	1,077
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	1,050	1,124
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road / Taussig Road), Series 2002, 7.20% 2033[4]	5,500	1,870
		263,133

American Funds Tax-Exempt Funds	149

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Montana 0.11%
Fin. Auth., Rev. Bonds (Billings Clinic Obligated Group), Series 2018-C, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2037 (put 2023)[2]	$12,625	$12,636
City of Forsyth, Pollution Control Rev. Ref. Bonds (Portland General Electric Co. Projects), Series 1998-A, 2.125% 2033	1,000	973
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 2.75% 2040	815	828
Board of Housing, Single Family Mortgage Bonds, Series 2018-B, 4.00% 2043	2,365	2,503
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	1,945	2,021
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	1,945	2,087
Board of Housing, Single Family Mortgage Bonds, Series 2020-A-1, 3.50% 2050	3,980	4,226
Board of Housing, Single Family Mortgage Bonds, Series 2021-A-1, 3.00% 2051	6,410	6,710
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 2052	545	574
		32,558

Nebraska 0.62%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	11,275	11,572
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2019, 4.00% 2049 (put 2025)	3,650	3,969
County of Douglas, Educational Facs. Rev. Bonds (Creighton University), Series 2021-B, (SIFMA Municipal Swap Index + 0.53%) 0.59% 2035 (put 2026)[2]	8,000	8,031
County of Douglas, Hospital Auth. No. 2 (Children’s Hospital Obligated Group), Health Facs. Rev. and Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	1,000	1,122
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2045	4,340	4,828
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,300	2,558
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	100	101
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	190	197
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-A, 3.50% 2045	2,185	2,266
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,635	1,686
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,110	4,269
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	2,865	2,978
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	85	85
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	6,620	7,027
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	4,405	4,684
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 2050	9,495	9,966
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 2050	8,455	8,853
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-A, 3.50% 2050	3,565	3,791
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2030	1,000	1,197
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2017-A, 5.00% 2042	15,000	17,696
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2021-A, 5.00% 2046	11,175	13,784
University of Nebraska Facs. Corp., University Facs. Program Bonds, Series 2021-A, 4.00% 2062	57,950	65,482
		176,142

Nevada 1.17%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2028	3,105	3,700
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2034	3,615	4,264
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.00% 2024	575	601
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 2035	11,525	12,076
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2021-A, 3.00% 2036	11,870	12,424
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 4.00% 2039	1,950	2,234
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2020-A, 4.00% 2040	725	829
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 2033	9,655	11,877
County of Clark, Airport System Rev. Bonds (McCarran International Airport), Series 2019-B, 5.00% 2041	9,700	11,786
County of Clark, Airport System Rev. Ref. Bonds, Series 2019-D, 5.00% 2022	6,170	6,286
County of Clark, Airport System Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2040	4,000	4,716
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2023	3,000	3,171
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 2024	1,750	1,908
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2033	2,050	2,597
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2034	8,725	11,040
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2021-A, 5.00% 2035	7,000	8,844
County of Clark, Highway Rev. Ref. Bonds (Motor Vehicle Fuel Tax), Series 2011, 5.00% 2022	7,330	7,468

150	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2022	$2,125	$2,165
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2026	1,000	1,152
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	1,000	1,180
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	5,780	5,884
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2030	1,500	1,842
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2032	1,000	1,228
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2012-B, 5.00% 2033	1,885	1,919
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2019-E, 5.00% 2033	1,000	1,228
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2027	3,545	4,203
County of Clark, Limited Tax G.O. Crossover Rev. Ref. Bonds (Las Vegas Convention and Visitors Auth.), Series 2017-C, 5.00% 2029	7,230	8,564
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2032	3,500	4,193
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2033	4,250	5,090
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2034	6,500	7,780
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2035	5,250	6,277
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2036	7,350	8,781
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2048	22,000	25,892
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 2.10% 2031	5,000	4,778
Housing Division, Multi Unit Housing Rev. Bonds (Pinewood Terrace Apartments), Series 2021, 0.26% 2024 (put 2022)	2,075	2,074
Housing Division, Single Family Mortgage Rev. Bonds, Series 2019-B, 4.00% 2049	5,160	5,523
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2021-A, 3.00% 2051	3,450	3,619
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2040	1,000	1,113
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,356
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[1]	680	680
Las Vegas Convention and Visitors Auth., Convention Center Expansion Rev. Bonds, Series 2018-B, 5.00% 2043	11,250	13,200
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2022	250	255
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2023	600	634
Las Vegas Convention and Visitors Auth., Rev. Bonds, Series 2019-B, 5.00% 2024	425	463
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,028
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,549
Las Vegas Valley Water Dist., Limited Tax G.O. Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,014
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,600	1,838
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,115	1,280
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	2,500	2,867
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	3,500	4,013
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2035	2,000	2,292
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2017-A, 4.00% 2038	6,200	6,811
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	22,900	26,204
Las Vegas Valley Water Dist., Limited Tax G.O. Water Improvement and Rev. Ref. Bonds, Series 2016-A, 5.00% 2046	25,735	29,298
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Rev. Ref. Bonds, Series 2016, 2.25% 2022	700	709
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,154
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,152

American Funds Tax-Exempt Funds	151

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	$1,000	$1,148
City of Sparks, Nevada Tourism Improvement Dist. No. 1 (Legends at Sparks Marina), Sales Tax Anticipation Rev. Ref. Bonds, Series 2019-A, 2.50% 2024[1]	3,270	3,296
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2022	2,685	2,737
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2023	2,000	2,119
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2024	2,000	2,189
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2028	4,000	4,738
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,185
County of Washoe and Cities of Reno and Sparks, Truckee Meadows Water Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2030	1,000	1,182
County of Washoe, Gas and Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-B, 3.00% 2036 (put 2022)	1,500	1,512
County of Washoe, Reno-Sparks Convention and Visitors Auth., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	3,500	4,230
		335,439

New Hampshire 0.47%
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,422
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2035 (preref. 2024)	1,735	1,866
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2042 (preref. 2024)	2,750	2,958
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2047 (preref. 2024)	5,500	5,916
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2032	2,565	2,877
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire), Series 2015, 5.00% 2033	3,740	4,192
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2037	935	1,063
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2038	1,000	1,132
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2039	1,100	1,244
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2040	1,050	1,185
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, 4.00% 2041	1,000	1,127
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 2046	10,145	10,171
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 2051	3,390	3,355
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034	65,480	73,425
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 2042[1]	8,000	8,201
National Fin. Auth., Rev. Bonds (The Lawrenceville School Project), Series 2021-A, 4.00% 2051	6,855	7,766
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 2041	2,725	2,917
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 2051	3,000	3,172
		133,989

New Jersey 1.65%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2037	750	868
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	1,335	1,391
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2027	1,500	1,607
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	1,000	1,068
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2034	1,000	1,068
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	2,690	2,905
Econ. Dev. Auth., Cigarette Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,014

152	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Bonds (Special Needs Housing Program), Capital Appreciation Bonds, Series 2007-B, XLCA insured, 0% 2026	$2,085	$1,923
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	590	628
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	950	1,114
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,500	1,754
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,169
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	3,250	3,800
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2042	4,500	5,252
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	4,000	4,137
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2027	1,000	1,168
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2029	2,000	2,319
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-BBB, 5.50% 2030 (preref. 2026)	1,000	1,192
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2031 (preref. 2027)	1,500	1,774
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2032 (preref. 2027)	1,000	1,182
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2033	1,500	1,726
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 2038	2,000	2,340
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 2043	3,500	4,065
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 2046	2,080	2,275
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	7,500	8,378
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2027 (preref. 2024)	1,525	1,661
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.66% 2028[2]	5,000	5,053
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 5.00% 2044	3,000	3,511
Econ. Dev. Auth., Transportation Project Sublease Rev. Bonds (New Jersey Transit Corp. Projects), Series 2017-A, 5.00% 2027	1,185	1,394
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2033	1,500	1,754
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2034	3,540	4,136
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,125	1,294
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2030	2,555	2,957
Educational Facs. Auth., Rev. Bonds (Stevens Institute of Technology Issue), Series 2017-A, 5.00% 2031	2,740	3,162
Educational Facs. Auth., Rev. Green Bonds (Stevens Institute of Technology Issue), Series 2020-A, 5.00% 2045	3,500	4,161
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2015-H, Assured Guaranty Municipal insured, 5.00% 2027	1,865	2,082
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 4.00% 2043	2,000	2,182
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2025 (escrowed to maturity)	1,000	1,124
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2026 (escrowed to maturity)	1,000	1,155
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030 (preref. 2026)	500	577
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 5.00% 2034	1,375	1,743
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 4.00% 2035	750	875
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 2038	2,500	2,563
Health Care Facs. Fncg. Auth., Rev. Bonds (AtlantiCare Health System Obligated Group Issue), Series 2021, 3.00% 2039	2,000	2,044
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2031	1,000	1,151
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2032	1,310	1,506
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2033	1,670	1,919

American Funds Tax-Exempt Funds	153

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2021-A, 4.00% 2045	$3,790	$4,316
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	500	571
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	570
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2035	1,000	1,139
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2036	1,000	1,138
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2037	1,000	1,137
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2038	1,250	1,419
Health Care Facs. Fncg. Auth., Rev. Bonds (Valley Health System Obligated Group), Series 2019, 4.00% 2044	3,000	3,363
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025 (preref. 2022)	1,000	1,019
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2032	1,000	1,174
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2035	1,250	1,464
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2037	1,000	1,171
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2039	2,500	2,920
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 2057	1,000	1,157
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2031	6,830	7,876
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2033	7,000	8,066
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2016-A, 5.00% 2043	6,150	7,041
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	1,100	1,103
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2019-A, 2.375% 2029	1,240	1,251
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 2024 (put 2023)	3,030	3,035
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Riverside Senior Apartments Project), Series 2019-D, 1.35% 2022 (put 2022)	2,875	2,883
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	27,180	29,494
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	17,200	18,777
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 2051	11,735	12,451
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 2052	16,825	17,707
Rutgers State University, G.O. Rev. Ref. Bonds, Series 2009-F, 5.00% 2028	7,000	7,371
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	70	72
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 2030	1,010	1,100
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 2039	4,750	5,137
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2024	4,220	4,584
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2025	3,330	3,725
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	2,750	2,772
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	1,575	1,882
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2030	5,000	5,952
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2032	7,000	8,278
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2033	5,000	5,907
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	3,600	4,106
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	1,500	1,525
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2030	3,500	3,998
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2012-AA, 5.00% 2024	2,430	2,470
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2037	2,400	2,691
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 2037	1,000	1,172
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2038	3,500	3,911
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2040	1,000	1,111
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2041	1,500	1,661
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2042	6,500	7,168
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	1,000	1,161
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2045	8,820	9,671
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 2045	2,310	2,742

154	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2046	$12,885	$14,035
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 2046	2,500	2,895
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2050	10,000	10,861
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 2023	10,000	10,832
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-A, Assured Guaranty Municipal insured, 5.50% 2023	1,985	2,142
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-A, FGIC-National insured, 5.75% 2025	5,580	6,370
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	1,590	1,887
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 5.00% 2039	1,000	1,184
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, 0% 2025	5,230	4,877
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2026	3,500	3,185
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2027	10,540	9,330
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	3,785	3,386
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	9,000	7,029
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	20,300	15,264
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	16,880	12,295
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2037	6,090	3,720
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	7,965	5,053
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	1,500	845
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2040	30,765	16,623
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 2028	4,175	4,789
Turnpike Auth., Turnpike Rev. Bonds, Series 2017-C-6, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2030 (put 2023)[2]	10,000	10,016
		473,148

New Mexico 0.39%
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033	1,210	1,148
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-C, 1.15% 2040 (put 2024)	12,000	11,978
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 2040 (put 2024)	1,750	1,747
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 2035	2,900	3,193
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 4.00% 2037	4,000	4,401
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2012-A, 5.00% 2042	4,010	4,101
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-A, 5.00% 2044	5,860	7,110
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2015-A, 5.00% 2044	3,000	3,345
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2017-A, 5.00% 2046	5,000	5,832
Hospital Equipment Loan Council, Hospital System Rev. Bonds (Presbyterian Healthcare Services), Series 2019-B, 5.00% 2049 (put 2025)	5,000	5,622
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,415	1,441
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-1, Class I, 3.75% 2048	2,450	2,596
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	5,865	6,254

American Funds Tax-Exempt Funds	155

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Mexico (continued)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-A-1, Class I, 4.00% 2049	$3,385	$3,619
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 2049	1,725	1,841
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-F-1, Class I, 3.50% 2050	6,225	6,607
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-D, Class I, 3.75% 2050	5,085	5,426
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	1,130	1,213
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	1,035	1,116
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2020-A, Class I, 3.50% 2051	3,965	4,213
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 2052	20,000	21,030
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-A, Class I, 3.00% 2052	4,750	4,979
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	1,950	2,048
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-B, 2.25% 2024	600	600
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-B-1, 2.625% 2025	1,000	1,001
		112,461

New York 12.62%
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	1,460	1,719
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2031	1,055	1,239
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	1,460	1,487
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,670	3,109
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	5,975	7,032
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	8,085	9,456
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,840	6,758
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2032	1,035	1,129
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2033	1,085	1,181
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	1,000	1,087
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	61,760	69,801
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 3.00% 2043	4,260	4,329
County of Broome, Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, 4.00% 2050	750	828
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,500	1,608
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2037	925	586
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2038	1,390	849
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2039	2,300	1,355
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2045	1,000	468
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2054	24,390	8,072
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, BAM insured, 0% 2054	1,965	687
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2055	11,665	3,720
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2056	3,500	1,105

156	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 2043	$750	$832
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	1,000	1,121
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2033	7,500	8,404
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	500	559
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2031	1,255	1,459
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2032	2,250	2,614
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2031	1,000	1,213
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2036	1,500	1,818
Dormitory Auth., Rev. Bonds (New York University), Series 2018-A, 5.00% 2038	2,000	2,422
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[1]	500	555
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2016-E, BAM insured, 5.00% 2026	1,000	1,151
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2038	1,070	1,209
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2043	1,200	1,346
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	2,625	2,921
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-C, FHA insured, 5.00% 2024 (escrowed to maturity)	5,510	5,972
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 5.00% 2027	1,400	1,643
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2030	2,500	2,695
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2032	1,500	1,743
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 2034	4,390	4,868
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2035	17,005	19,913
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	2,000	2,444
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2037	15,995	18,291
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,685	2,058
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2038	10,695	12,187
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2038	6,000	6,770
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2039	5,000	5,680
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2039	1,775	2,000
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2039	1,000	1,144
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2040	12,475	14,014
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2040	6,135	7,460
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.00% 2040	2,000	2,405
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2041	43,585	44,454
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2041	8,000	9,728
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2042	14,930	15,207
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2042	6,860	8,338
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2043	20,000	22,466
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2043	15,100	18,296
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	10,000	12,099
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	14,180	15,859
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2046	1,300	1,566
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	77,785	86,080
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2047	11,000	12,249
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2047	15,500	18,656
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-E, 4.00% 2048	20,000	22,554
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2048	5,000	5,562
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2049	20,075	22,184
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2017-B, 5.00% 2033	4,000	4,669
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2034	10,000	11,935
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2038	3,690	3,979
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2040	1,035	1,230
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2045	1,480	1,751
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,200	1,434
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	1,250	1,363
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 2046	1,925	2,204
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2012-A, 5.00% 2025	1,000	1,011
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2026	6,000	6,308

American Funds Tax-Exempt Funds	157

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
County of Erie, Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project), Series 2013-A, 5.00% 2027	$3,000	$3,154
Housing Fin. Agcy., 15 Hudson Yards Housing Rev. Bonds, Series 2020-A, 1.65% 2039	7,047	6,497
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	1,250	1,308
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 2024	1,900	1,901
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-J, 0.75% 2025	5,000	4,937
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-2, 0.75% 2025	1,500	1,471
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 1.10% 2026	1,000	987
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 1.65% 2030	1,135	1,088
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 2.60% 2034	2,260	2,291
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 2.00% 2035	1,060	999
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-M-1, 2.10% 2035	5,900	5,541
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-1, 2.10% 2035	4,100	3,873
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-D, 3.95% 2037	1,000	1,059
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-D-2, 0.65% 2056 (put 2025)	3,140	3,051
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.00% 2061 (put 2026)	5,500	5,341
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-K-2, 1.00% 2061 (put 2026)	2,755	2,675
Town of Huntington, Local Dev. Corp. Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-C, 3.00% 2025	1,725	1,712
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 3.00% 2042	5,000	5,080
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,022
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.10% 2032	5,680	5,445
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.20% 2033	10,390	9,995
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 2051	9,865	9,668
Long Island Power Auth., Electric System General Rev. Bonds, Series 2021, 1.00% 2025	22,320	21,874
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,986
Long Island Power Auth., Electric System General Rev. Bonds, Series 2016-B, 5.00% 2032	6,000	6,914
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	47,600	47,607
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	21,350	21,353
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2034	5,000	6,106
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2034	1,500	1,641
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2035	1,200	1,507
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2036	1,500	1,880
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2037	2,000	2,440
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2037	1,000	1,253
Long Island Power Auth., Electric System General Rev. Bonds, Series 2020-A, 5.00% 2038	1,450	1,811
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2038	1,000	1,217
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-A, 5.00% 2039	3,995	4,350
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2039	2,465	2,996
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	2,320	2,381
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042 (preref. 2022)	1,190	1,221
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	90	92
Metropolitan Transportation Auth., Dedicated Tax Fund Green Bonds, Series 2016-B-1, 5.00% 2036	5,000	5,788
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	7,500	7,518
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-C, 5.00% 2024	410	451
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.00% 2035	6,000	6,641
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2035	1,625	1,777
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2036	2,830	3,097
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	1,000	1,094
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 2041	2,000	2,187
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A-3, (SIFMA Municipal Swap Index + 0.50%) 0.56% 2042 (put 2022)[2]	7,500	7,501
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 2042	17,500	19,092
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-D, 4.00% 2042	13,360	14,292
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 2043	6,330	6,889
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2044 (put 2022)[2]	7,500	7,506
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-B, 5.00% 2044	11,000	11,739
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2045	24,145	26,268
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	8,450	10,265
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.00% 2027	1,065	1,204

158	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2032	$1,500	$1,705
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, 4.00% 2040	6,000	6,516
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 2043	3,000	3,548
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 2045	3,955	4,281
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C, Assured Guaranty Municipal insured, 4.00% 2045	3,550	3,925
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 2045	12,900	14,804
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 2046	20,975	22,648
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 2047	10,500	11,280
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 2048	2,225	2,389
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 2049	25,405	27,259
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 4.00% 2050	7,525	8,011
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 2050	12,925	15,035
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	3,930	4,516
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-A-1, BAM insured, 4.00% 2053	12,320	13,735
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 2055	3,700	4,375
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-1, 5.25% 2056	2,500	2,808
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	8,000	8,256
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 2026	4,535	5,114
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-F, 5.00% 2027	2,230	2,506
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2015-C-1, 5.00% 2027	2,145	2,411
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 2027	1,510	1,730
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2014-A-2, 5.00% 2028 (preref. 2023)	3,000	3,218
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,212
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	10,000	10,304
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2020-E, 5.00% 2030	5,000	6,123
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 2030	2,720	3,079
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-1, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	5,000	4,996
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[2]	4,215	4,212
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,199
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2033	2,225	2,579
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 5.00% 2035	4,885	5,670
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 4.00% 2036	1,010	1,083
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2017-D, 4.00% 2046	3,975	4,224
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2024	4,330	4,759
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2025	4,500	5,076
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2026	10,000	11,510
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2026	1,000	1,151
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	8,695	10,269
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2029	5,940	7,172
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2029	2,805	3,276
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2030	1,000	1,163
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2030	1,000	1,142
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2031	1,000	1,161
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2032	2,920	3,513
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2033	1,000	1,159
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	2,500	2,714
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2034	2,335	2,709
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2035	5,000	5,416
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2036	3,000	3,243
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2038	1,000	1,077
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 2045	2,980	3,214
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2019-A-2, 5.00% 2045	25,000	29,001
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2027	1,500	1,333
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2029	3,490	2,927
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	12,315	9,400
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 205, 4.00% 2040	1,130	1,189
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	75	76

American Funds Tax-Exempt Funds	159

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	$2,735	$2,843
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	12,975	13,597
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	4,050	4,192
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	3,510	3,665
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	8,210	8,615
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	16,890	17,797
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 223, 3.50% 2049	2,440	2,550
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 227, 3.25% 2050	7,780	8,211
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051	1,640	1,750
County of Nassau, G.O. General Improvement Bonds, Series 2016-B, 5.00% 2023	510	544
County of Nassau, G.O. General Improvement Bonds, Series 2017-B, 5.00% 2030	2,760	3,204
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2035	2,250	2,694
County of Nassau, G.O. General Improvement Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2042	2,000	2,381
New York City G.O. Bonds, Series 2013-H, 5.00% 2023	2,625	2,788
New York City G.O. Bonds, Series 2014-G, 5.00% 2023	2,500	2,655
New York City G.O. Bonds, Series 2012-G, 5.00% 2023 (preref. 2022)	1,045	1,053
New York City G.O. Bonds, Series 2013-J, 5.00% 2023	550	584
New York City G.O. Bonds, Series 2015-A, 5.00% 2024	5,500	6,029
New York City G.O. Bonds, Series 2018-A, 5.00% 2026	9,000	10,401
New York City G.O. Bonds, Series 2016-A, 5.00% 2026	8,000	9,045
New York City G.O. Bonds, Series 2017-C, 5.00% 2026	5,000	5,778
New York City G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,734
New York City G.O. Bonds, Series 2017-C, 5.00% 2028	2,200	2,574
New York City G.O. Bonds, Series 2018-A, 5.00% 2028	2,000	2,375
New York City G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,110
New York City G.O. Bonds, Series 2018-C, 5.00% 2029	4,800	5,777
New York City G.O. Bonds, Series 2015-C, 5.00% 2030	9,000	9,980
New York City G.O. Bonds, Series 2018-C, 5.00% 2030	8,075	9,696
New York City G.O. Bonds, Series 2015-D, 5.00% 2030	2,560	2,839
New York City G.O. Bonds, Series 2014-J, 5.00% 2030	2,000	2,188
New York City G.O. Bonds, Series 2017-A-1, 5.00% 2030	815	942
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2031	5,000	6,296
New York City G.O. Bonds, Series 2018-C, 5.00% 2031	3,620	4,338
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2031	2,000	2,518
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2032	6,365	7,964
New York City G.O. Bonds, Series 2015-C, 5.00% 2032	3,500	3,877
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2032	2,575	3,089
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2032	2,000	2,512
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2032	1,500	1,751
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2033	2,000	2,503
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2033	1,130	1,393
New York City G.O. Bonds, Series 2019-E, 5.00% 2033	1,000	1,214
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,107
New York City G.O. Bonds, Series 2008-L-5, 5.00% 2034	3,710	4,669
New York City G.O. Bonds, Series 2019-E, 5.00% 2034	2,250	2,725
New York City G.O. Bonds, Series 2006-I-A, 5.00% 2034	2,000	2,493
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2034	1,000	1,266
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2034	1,000	1,164
New York City G.O. Bonds, Series 2018-B-1, 5.00% 2035	2,950	3,479
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2035	1,000	1,258
New York City G.O. Bonds, Series 2006-J-2, Assured Guaranty Municipal insured, 0.21% 2036[2]	2,625	2,625
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2036	8,750	10,708
New York City G.O. Bonds, Series 2020-C-1, 5.00% 2036	4,000	4,929
New York City G.O. Bonds, Series 2021-C, 4.00% 2037	2,620	2,968
New York City G.O. Bonds, Series 2018-E-1, 5.00% 2037	6,345	7,574
New York City G.O. Bonds, Series 2019-D-1, 5.00% 2037	5,000	6,081
New York City G.O. Bonds, Series 2013-F-1, 5.00% 2037 (preref. 2023)	2,970	3,106
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2037	2,500	2,895
New York City G.O. Bonds, Series 2018-F-1, 5.00% 2037	2,000	2,392
New York City G.O. Bonds, Series 2017-A-1, 5.00% 2037	2,000	2,297
New York City G.O. Bonds, Series 2013-F-1, 5.00% 2037	30	31

160	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City G.O. Bonds, Series 2021-A-1, 4.00% 2038	$5,880	$6,698
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2038	7,500	9,141
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2038	7,500	9,117
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2038	1,500	1,736
New York City G.O. Bonds, Series 2020-B-1, 4.00% 2039	2,000	2,241
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2039	8,840	10,730
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2039	6,810	8,289
New York City G.O. Bonds, Series 2021-A-1, 4.00% 2040	6,970	7,900
New York City G.O. Bonds, Series 2020-B-1, 4.00% 2040	2,500	2,797
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2040	7,000	8,488
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2041	8,000	8,917
New York City G.O. Bonds, Series 2020-A-1, 5.00% 2041	12,400	14,999
New York City G.O. Bonds, Series 2017-B-1, 5.00% 2041	1,500	1,734
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2042	5,000	5,555
New York City G.O. Bonds, Series 2021-A-1, 4.00% 2042	2,000	2,258
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2042	6,000	7,270
New York City G.O. Bonds, Series 2017-B-1, 4.00% 2043	1,835	2,024
New York City G.O. Bonds, Series 2020-A-1, 5.00% 2043	10,000	12,050
New York City G.O. Bonds, Series 2020-B-1, 5.00% 2043	5,000	6,046
New York City G.O. Bonds, Series 2021-F-1, 5.00% 2043	4,430	5,414
New York City G.O. Bonds, Series 2020-D-1, 5.00% 2043	2,000	2,408
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2044	5,000	5,538
New York City G.O. Bonds, Series 2015-F-4, 5.00% 2044 (put 2025)	1,535	1,717
New York City G.O. Bonds, Series 2021-F-1, 4.00% 2047	1,755	1,950
New York City G.O. Bonds, Series 2021-A-1, 5.00% 2047	25,000	30,526
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2050	38,370	42,188
New York City Health and Hospitals Corp., Health System Bonds, Series 2013-A, 5.00% 2022	1,125	1,127
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2029	3,245	3,973
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2030	2,710	3,379
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	5,260	5,340
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	4,980	4,889
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-1, 2.10% 2035	5,000	4,751
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-1, 3.55% 2042	8,000	8,340
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.85% 2042	2,000	2,120
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	8,725	8,850
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	7,550	7,600
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 2060 (put 2025)	5,615	5,512
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-1, 2.10% 2036	6,000	5,588
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds, Series 2021-F-2, 0.60% 2061 (put 2025)	6,715	6,496
New York City Industrial Dev. Agcy., PILOT Rev. Bonds (Yankee Stadium Project), Series 2009-A, Assured Guaranty insured, 0% 2032	3,365	2,634
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2028	1,000	1,185
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2029	2,500	3,010
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,224
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 5.00% 2031	1,125	1,398
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2032	500	578
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2033	500	524

American Funds Tax-Exempt Funds	161

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2046	$7,125	$7,237
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2034	3,150	3,296
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	9,800	10,955
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	2,000	2,198
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 5.00% 2032	10,000	12,780
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 2033	4,560	5,367
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 2037	3,000	3,518
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-EE, 5.00% 2040	5,000	5,931
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-2, 4.00% 2042	19,910	22,635
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-EE, 4.00% 2042	20,000	22,597
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-3, 4.00% 2042	7,750	8,756
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 2042	3,335	3,791
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 5.00% 2044	4,240	5,318
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	12,670	14,771
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	6,000	6,854
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2013-BB, 5.00% 2047	5,000	5,189
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-CC-1, 5.00% 2048	8,000	9,300
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-DD-1, 5.00% 2048	1,500	1,761
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2019-DD-1, 5.00% 2049	9,000	10,782
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 2050	17,800	19,868
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 2050	9,735	10,866
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-1, 4.00% 2050	9,250	10,382
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 2050	3,930	4,411
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 5.00% 2050	16,310	19,707
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA, 5.00% 2050	3,000	3,664
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 2051	36,580	41,192
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 4.00% 2051	3,500	3,941
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-CC-3, 5.00% 2051	25,000	30,770
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2016-S-1, 5.00% 2029	5,000	5,687
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2013-S-1, 5.00% 2033	1,825	1,861
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 2037	10,000	12,077
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2034	4,000	4,834
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 2035	5,000	6,029
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-2, 5.00% 2034	4,000	4,834
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-1, 5.00% 2035	3,295	3,888

162	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2035	$3,000	$3,536
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 2037	9,000	10,426
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 4.00% 2037	5,135	5,817
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2037	19,250	23,247
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 2038	4,000	4,824
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-3, 5.00% 2033	4,320	5,225
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2021-S-1-A, 4.00% 2040	2,000	2,299
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-1, 5.00% 2043	10,000	11,984
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-C, 5.00% 2027	5,000	5,603
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2028	1,500	1,562
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-1, 5.00% 2031	5,000	5,549
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-C, 5.00% 2031	3,750	4,412
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 5.00% 2032	3,665	4,621
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 2033	10,000	11,799
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2033	5,000	6,390
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 2034	8,000	8,996
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 5.00% 2034	5,000	6,370
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2034	5,000	6,273
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-C-1, 5.00% 2034	5,000	6,119
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2034	5,000	5,861
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 5.00% 2034	1,175	1,455
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2035	5,170	5,964
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-2, 5.00% 2035	10,000	11,775
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2035	6,000	7,243
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-1, 5.00% 2035	5,000	6,036
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2035	5,000	5,856
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-A-1, 5.00% 2035	1,000	1,141
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2036	1,200	1,382
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 2036	4,000	4,492
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2036	2,000	2,500
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-F-1, 5.00% 2036	1,000	1,041
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 2037	11,000	11,247
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-B-1, 4.00% 2037	2,800	3,069
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2037	1,000	1,149
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2037	5,000	6,244
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2037	3,000	3,617
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2037	2,000	2,496
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-1, 5.00% 2037	2,000	2,245
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2038	8,170	9,397
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2038	5,880	6,730
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2038	3,500	4,006
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2038	3,000	3,429
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2038	9,660	11,636
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A, 3.00% 2039	3,500	3,563
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2039	12,310	14,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2039	5,000	5,702
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2039	4,910	5,611
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2039	3,500	4,000
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 2039	2,455	2,786
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2040	4,000	4,550
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2040	3,000	3,423
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2040	1,000	1,141
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-2, 5.00% 2040	53,000	64,438
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2041	8,815	10,013
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2041	1,000	1,139
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 5.00% 2041	5,000	6,203
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2042	44,185	50,333
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 4.00% 2042	8,000	9,061
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2042	5,000	5,704
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 2042	1,510	1,692
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 4.00% 2042	1,350	1,488
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2042	1,500	1,800
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2043	12,640	14,383

American Funds Tax-Exempt Funds	163

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 2043	$10,000	$11,255
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2043	7,000	7,940
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-A-3, 4.00% 2043	2,900	3,242
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-E-1, 5.00% 2043	2,500	2,882
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2045	22,975	25,983
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-C-1, 4.00% 2045	20,135	22,753
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 2045	6,500	7,345
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-B-1, 5.00% 2045	3,035	3,529
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2046	10,500	11,837
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 4.00% 2047	1,000	1,125
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 3.00% 2048	6,000	5,968
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2048	15,960	17,959
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2051	28,845	32,507
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 2034	1,000	1,145
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 2040	4,000	4,898
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 4.00% 2049	5,000	5,600
Port Auth., Consolidated Bonds, Series 212, 4.00% 2037	2,000	2,262
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	4,000	4,510
Port Auth., Consolidated Bonds, Series 212, 4.00% 2039	3,360	3,781
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	91,210	101,816
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2060	37,790	42,034
Public Housing Capital Fund Rev. Trust II, Trust Certs., Series 2012, 4.50% 2022[1]	92	93
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,250	1,255
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2023	250	263
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2024	250	269
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 4.00% 2025	275	301
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2029	1,000	1,154
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2029	180	208
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2034	1,000	1,142
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2034	165	188
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2040	1,050	1,190
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-A, 5.00% 2040	175	198
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,140
Thruway Auth., General Rev. Bonds, Series 2020-N, 5.00% 2034	5,000	6,172
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 2045	5,000	5,548
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 2047	7,500	8,294
Thruway Auth., General Rev. Bonds, Series 2020-N, 3.00% 2050	1,005	1,014
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2032	5,000	5,680
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2037	7,000	7,808
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2038	11,260	12,521
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2039	4,000	4,439
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2041	3,500	3,964
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2045	4,000	4,387
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2046	8,500	9,562
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.00% 2051	1,600	1,791
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 2056	3,250	3,683
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2028	1,500	1,793
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2029	2,000	2,401
Thruway Auth., General Rev. Ref. Bonds, Series 2018-L, 5.00% 2030	1,700	2,033
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2036	3,995	4,581
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2041	7,225	8,180
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2042	10,000	11,298
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2044	10,000	11,251

164	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2047	$20,000	$22,371
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2055	15,000	16,668
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2056	40,000	44,413
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2058	5,000	5,543
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2022	850	878
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2031	1,200	1,450
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2032	1,100	1,332
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2034	2,985	3,603
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2036	5,700	6,864
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 2039	1,800	1,988
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 2041	5,830	6,398
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2033	2,395	2,814
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2034	960	1,128
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2017-A, 5.00% 2035	1,000	1,175
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 2049	18,000	21,916
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 2051	14,000	17,140
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 2054	9,750	11,832
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2021-A, 5.00% 2056	15,240	18,590
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2013-A, 5.00% 2023	2,500	2,629
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2005-B-4A, 0.413% 2032 (put 2024)[2]	5,400	5,402
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2017-B, 5.00% 2033	3,000	3,525
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Bonds (MTA Bridges and Tunnels), Series 2021-A-2, 2.00% 2045 (put 2024)	500	509
Triborough Bridge and Tunnel Auth., Rev. Ref. Bonds (MTA Bridges and Tunnels), Capital Appreciation Bonds, Series 2013-A, 0% 2032	3,095	2,355
City of Troy, Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 2027	800	905
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2032	1,750	2,162
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2033	1,250	1,544
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2034	1,750	2,159
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2035	1,250	1,540
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2039	1,500	1,839
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 4.00% 2040	1,750	1,998
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2024	4,000	4,325
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2028	750	860
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2029	1,000	1,144
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2030	3,500	4,000
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2031	13,525	16,039
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2031	4,500	5,143
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C-2, 5.00% 2034	7,500	8,868
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2034	5,000	5,387
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-A, 5.00% 2034	1,000	1,169
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2035	1,990	2,266
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-C, 5.00% 2036	9,000	10,631
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2037	1,000	1,202
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2038	1,130	1,397
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2039	5,000	5,659

American Funds Tax-Exempt Funds	165

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2039	$2,000	$2,263
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2039	2,500	2,996
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2041	39,165	44,152
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 2042	3,100	3,795
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2044	12,000	14,230
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2044	5,000	6,098
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2045	5,445	6,085
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2045	2,500	2,794
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 4.00% 2047	1,000	1,100
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2047	12,255	14,855
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 4.00% 2049	18,000	20,028
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2050	6,500	6,606
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 2050	3,000	3,629
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2037	17,495	20,195
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2038	2,000	2,464
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 5.00% 2039	6,500	7,998
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 2040	18,500	18,921
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2043	2,000	2,243
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2046	1,750	1,950
Utility Debt Securitization Auth., Restructuring Bonds, Series 2013-TE, 5.00% 2030	2,500	2,682
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2034	1,000	1,149
Utility Debt Securitization Auth., Restructuring Bonds, Series 2016-B, 5.00% 2035	750	860
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2038	5,000	5,909
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	20,000	23,564
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe Limited Partnership Project), Series 2021, 0.28% 2024 (put 2023)	12,985	12,897
County of Westchester, Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 2026[1]	3,590	3,582
		3,619,450

North Carolina 0.93%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 2024 (put 2022)	5,430	5,414
Capital Facs. Fin. Agcy., Rev. Ref. Bonds (Johnson & Wales University), Series 2013-A, 5.00% 2022	740	745
City of Charlotte, Water and Sewer System Rev. Ref. Bonds, Series 2020, 3.00% 2039	3,250	3,463
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 2024 (put 2023)	1,250	1,239
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, FGIC-National insured, 6.00% 2025 (escrowed to maturity)	8,225	9,349
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026 (escrowed to maturity)	2,500	2,944
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,990	2,348
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 2024 (put 2023)	3,110	3,084
Grant Anticipation Rev. Vehicle Bonds, Series 2015, 5.00% 2030	3,000	3,330
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 5.00% 2033	1,250	1,582
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 2034	7,000	8,170
Grant Anticipation Rev. Vehicle Bonds, Series 2021, 4.00% 2035	13,910	16,157
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-D, 5.00% 2049 (put 2031)	2,400	3,042
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 2038	1,635	1,843
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 4.00% 2039	1,390	1,565
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 4.00% 2043	6,840	7,797
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-A, 5.00% 2048 (put 2022)	9,000	9,033
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 44, 2.85% 2040	2,230	2,280
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	2,430	2,610
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 41, 4.00% 2050	3,980	4,249
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 2051	15,030	15,791
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 39-B, 4.00% 2048	16,620	17,720
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	5,630	5,957
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 2050	2,635	2,828
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 2050	1,170	1,263
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 2051	9,760	10,232

166	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 2040	$1,425	$1,682
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 2045	1,000	1,101
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 4.00% 2050	1,000	1,096
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 2050	6,500	7,556
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 2034	2,050	2,242
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 2038	1,000	1,091
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Pines at Davidson Project), Series 2019-A, 5.00% 2049	8,665	9,408
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (The Presbyterian Homes Obligated Group), Series 2016-C, 5.00% 2031	1,400	1,552
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 2049	7,000	7,879
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (WakeMed), Series 2012-A, 5.00% 2031 (preref. 2022)	1,500	1,544
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2030	420	523
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2031	450	570
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 5.00% 2032	475	601
Medical Care Commission, Hospital Rev. Bonds (Caromont Health), Series 2021-A, 4.00% 2036	1,475	1,720
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 2041	1,020	1,115
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	4,000	4,058
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2038	1,840	2,058
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2044	5,000	5,542
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2049	5,300	5,855
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2034	1,000	1,112
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2044	2,000	2,196
Turnpike Auth., Monroe Expressway System, Appropriation Rev. Ref. Bonds, Series 2021, 5.00% 2033	1,170	1,503
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2040	8,815	5,286
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2041	5,500	3,178
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2042	4,650	2,588
Turnpike Auth., Triangle Expressway System, Appropriation Rev. Bonds, Capital Appreciation Bonds, Series 2019, 0% 2043	3,650	1,956
Turnpike Auth., Triangle Expressway System, Turnpike Rev. Bonds, Series 2019, Assured Guaranty Municipal insured, 4.00% 2055	9,820	10,960
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2019-B, (1-month USD-LIBOR x 0.67 + 0.35%) 0.193% 2034 (put 2022)[2]	2,000	1,999
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 0.468% 2041 (put 2022)[2]	30,050	30,069
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2019, 5.00% 2049	3,000	4,163
		266,238

North Dakota 0.29%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 2024	2,315	2,269
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2038	1,250	1,425
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2040	1,875	2,124
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2041	2,000	2,262
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2046	1,500	1,670

American Funds Tax-Exempt Funds	167

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Dakota (continued)
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2051	$1,700	$1,885
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-C, 3.15% 2036	585	597
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	2,480	2,596
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	950	985
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	315	325
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, (SIFMA Municipal Swap Index + 0.20%) 0.26% 2043 (put 2024)[2]	2,000	2,010
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	2,445	2,547
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-A, 4.00% 2047	2,460	2,592
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	4,530	4,803
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	1,990	2,106
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 2049	10,090	10,722
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	2,135	2,296
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 2050	5,395	5,753
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-C, 4.00% 2050	11,510	12,496
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 2051	10,015	10,468
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	2,790	2,925
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 2052	645	678
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2043	1,500	1,713
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2048	5,000	5,674
		82,921
Ohio 2.37%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)	1,115	1,095
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2026	4,525	4,600
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2026	3,250	3,304
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-D, 1.90% 2026 (put 2024)	9,000	9,102
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 2029	7,000	7,204
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. and Improvement Rev. Bonds (Summa Health Obligated Group), Series 2016, 5.25% 2041	2,980	3,414
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Ref. Bonds (Summa Health Obligated Group), Series 2020, 4.00% 2036	1,000	1,125
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 5.00% 2028	3,360	4,083
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2040	11,800	13,323
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners), Series 2012-A, 5.00% 2033 (preref. 2022)	16,000	16,184
American Municipal Power, Inc., Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037 (preref. 2022)	2,000	2,003
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 5.00% 2036	3,420	4,163
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-A-2, 4.00% 2048	4,500	4,860
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	10,385	11,914
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 2046	500	561
County of Butler, Port Auth. Econ. Dev. Facs., Rev. Ref. Bonds (Community First Solutions), Series 2021-A, 4.00% 2051	1,000	1,115
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2029	455	557
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2036	1,545	1,948
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2038	1,000	1,257
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2040	1,110	1,391
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2041	750	938
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2037	1,160	1,343
City of Chillicothe, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group Project), Series 2017, 5.00% 2047	4,495	5,198
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2023	1,260	1,310
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,175	1,300

168	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	$1,525	$1,686
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	2,000	2,211
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,105
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2048	5,000	5,876
City of Columbus, G.O. Bonds, Series 2012-A, 4.00% 2027 (preref. 2022)	1,500	1,529
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.25% 2047	5,000	5,810
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2052	4,750	5,446
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2052	7,970	9,379
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035 (preref. 2022)	2,540	2,597
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.00% 2035 (preref. 2022)	160	164
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040 (preref. 2022)	3,995	4,086
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040 (preref. 2022)	255	261
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 2040	1,120	1,201
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 5.00% 2035	1,000	1,215
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2019-A, 4.00% 2039	435	490
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	15,625	18,114
County of Franklin, Rev. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2049	2,800	3,104
G.O. Common Schools Bonds, Series 2013-B, 5.00% 2022	1,000	1,017
G.O. Infrastructure Improvement Bonds, Series 2021-A, 5.00% 2034	1,600	2,084
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042 (preref. 2022)	2,200	2,266
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032 (preref. 2022)	7,225	7,340
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042 (preref. 2022)	4,030	4,091
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	1,345	1,470
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	14,325	15,315
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center), Series 2019-CC, 5.00% 2041	1,205	1,664
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center), Series 2019-CC, 5.00% 2049	3,035	4,358
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2020, 5.00% 2050	33,570	40,096
County of Hamilton, Sales Tax Rev. Ref. and Improvement Bonds, Capital Appreciation Bonds, Series 2000-B, AMBAC insured, 0% 2027	6,180	5,521
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2025	170	184
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2034	490	552
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2035	505	567
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2036	400	449
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2023-B, 4.00% 2039	900	960
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2046	1,260	1,392
Higher Educational Facs. Auth., Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 2032	1,095	1,318
Higher Educational Facs. Auth., Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 2038	2,265	2,687
Higher Educational Facs. Auth., Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 2045	4,490	5,245
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2030	1,090	1,296
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2032	1,000	1,189
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2034	1,040	1,237
Higher Educational Facs. Auth., Rev. Bonds (University of Dayton Project), Series 2018-B, 5.00% 2036	1,000	1,188
Higher Educational Facs. Auth., Rev. Ref. Bonds (Case Western Reserve University Project), Series 2021-B, 0.29% 2042 (put 2026)[2]	5,345	5,347
Higher Educational Facs. Commission, Higher Educational Fac. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 2052	12,000	13,093
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2028[1]	3,330	3,561
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2033[1]	2,000	2,109

American Funds Tax-Exempt Funds	169

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2048[1]	$13,825	$14,301
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2032	4,000	4,514
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2035	1,990	2,237
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2016-A, 5.00% 2046	10,250	11,458
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2030	2,500	3,097
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2031	2,175	2,739
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2031	1,700	2,036
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2032	1,575	2,016
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2033	5,025	6,013
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2033	2,410	3,082
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2034	7,925	10,129
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2039	1,000	1,264
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 2024 (put 2023)	2,510	2,480
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 2024 (put 2023)	2,700	2,668
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 2046	690	720
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 2047	8,030	8,419
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	4,755	5,064
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 2048	8,805	9,277
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	12,025	12,999
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-B, 3.25% 2050	2,750	2,902
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 2050	7,290	7,836
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-B, 4.50% 2050	7,495	8,115
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 2052	21,000	22,003
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2022-A, 3.25% 2052	10,000	10,660
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	14,750	17,307
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 2030	1,780	2,268
Major New State Infrastructure Project Rev. Bonds, Series 2019-1, 5.00% 2031	4,375	5,668
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 2031	1,635	2,118
Major New State Infrastructure Project Rev. Bonds, Series 2021-1-A, 5.00% 2032	1,700	2,247
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2034	970	1,230
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 2035	1,750	2,216
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2036	1,450	1,668
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2037	2,100	2,411
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2038	2,100	2,406
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2039	1,000	1,144
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2041	3,000	3,420
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 4.00% 2046	15,000	16,907
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	3,200	3,301
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	1,500	1,543
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	3,000	3,082
North East Ohio Regional Sewer Dist., Wastewater Improvement Rev. and Rev. Ref. Bonds, Series 2014, 5.00% 2031 (preref. 2024)	1,200	1,329
Northwest Local School Dist., School Improvement Unlimited Tax G.O. Bonds, Series 2015, 5.00% 2040 (preref. 2023)	2,015	2,162
Ohio University, General Receipts Bonds, Series 2017-A, 5.00% 2033	1,000	1,161
Board of Regents of the Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2021-A, 4.00% 2043	12,500	14,495

170	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Board of Regents of the Ohio State University, General Receipts Green Bonds (Multiyear Debt Issuance Program II), Series 2021-A, 4.00% 2048	$41,185	$47,315
Port Auth., Gas Supply Rev. Ref. Bonds, Series 2019, 5.00% 2049 (put 2025)	3,000	3,316
Public Facs. Commission, Higher Education G.O. Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	2,500	2,974
Public Housing Capital Fund Rev. Trust II, Trust Certs., Series 2012, 5.00% 2022[1]	166	168
County of Ross, Hospital Facs. Rev. Ref. and Improvement Bonds (Adena Health System Obligated Group), Series 2019, 5.00% 2039	4,000	4,822
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	2,000	2,051
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2048 (preref. 2023)	3,750	3,916
Turnpike and Infrastructure Commission, Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	2,975
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2031	12,080	14,396
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2032	6,690	7,958
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 5.00% 2033	19,230	22,866
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds (Infrastructure Projects), Series 2018-A, 4.00% 2038	1,775	1,989
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2041	2,665	1,527
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2042	3,500	1,929
Turnpike and Infrastructure Commission, Turnpike Rev. Bonds, Capital Appreciation Bonds, Series 2018-A, 0% 2043	2,340	1,241
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2033	875	983
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2033	375	402
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2013-A, 5.75% 2033	1,000	1,067
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2034	1,000	1,124
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2034	505	541
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2035	1,000	1,123
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2036	580	651
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,930	2,158
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2040	5,000	6,237
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Series 2020-A, 5.00% 2050	5,000	6,148
		679,151

Oklahoma 0.22%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 2022	4,500	4,585
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 2057	2,000	2,400
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2036	2,000	2,338
Grand River Dam Auth., Rev. Bonds, Series 2017, 5.00% 2039	3,530	4,114
Grand River Dam Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	5,500	6,413
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	15	15
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2019-A, 4.00% 2049	4,500	4,823
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2020-B, 3.25% 2050	2,335	2,463
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2031	1,300	1,469
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	1,000	1,130
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	3,070	3,438

American Funds Tax-Exempt Funds	171

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oklahoma (continued)
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 4.00% 2045	$5,260	$5,742
Norman Regional Hospital Auth., Hospital Rev. Bonds (Norman Regional Hospital Auth. Obligated Group), Series 2019, 5.00% 2045	5,000	5,955
Norman Regional Hospital Auth., Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,030	1,173
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 2026	1,200	1,396
Turnpike Auth., Turnpike System Rev. Bonds, Series 2017-C, 5.00% 2047	3,745	4,339
Turnpike Auth., Turnpike System Rev. Bonds, Series 2018-A, 4.00% 2048	10,600	11,688
		63,481

Oregon 0.37%
County of Deschutes, Hospital Fac. Auth., Hospital Rev. Bonds (St. Charles Health System, Inc.), Series 2016-A, 5.00% 2048	1,650	1,836
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 4.00% 2040	2,480	2,657
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2045	3,305	3,666
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2029	300	367
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2030	300	373
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2035	275	335
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2040	1,750	2,107
G.O. Bonds, Series 2017-C, 5.00% 2029	5,000	5,922
G.O. Bonds, Series 2017-C, 5.00% 2033	5,000	5,889
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 2045	4,365	4,571
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 2047	4,230	4,427
Health and Science University, Rev. Green Bonds, Series 2021-A, 4.00% 2051	9,100	10,247
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 2024 (put 2023)	1,595	1,580
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	4,720	4,938
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	2,965	3,128
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-D, 3.50% 2048	7,590	7,934
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	2,185	2,329
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-C, 4.50% 2049	1,560	1,670
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	2,680	2,900
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2021-A, 3.00% 2052	17,335	18,205
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2046	1,230	1,389
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	2,000	2,046
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,049
Port of Portland, Portland International Airport Rev. Bonds, Series 23, 5.00% 2027	1,675	1,876
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 2037	1,000	1,226
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-B, 5.00% 2040	1,000	1,217
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2024	210	227
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2025	230	256
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2026	225	256
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2027	125	144
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2053	1,500	1,660
City of Salem, Hospital Fac. Auth., Rev. Ref. Bonds (Capital Manor Project), Series 2012, 6.00% 2042	1,000	1,010
City of Salem, Hospital Fac. Auth., Rev. Ref. Bonds (Capital Manor Project), Series 2012, 6.00% 2047	1,250	1,262
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2029	2,435	2,910
Tri-County Metropolitan Transportation Dist., Capital Grant Receipt Rev. Bonds, Series 2018-A, 5.00% 2030	2,075	2,480
Tri-County Metropolitan Transportation Dist., Payroll Tax Rev. Bonds, Series 2021-A, 3.00% 2036	1,000	1,083
		107,172

172	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 5.13%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2014-A, 5.00% 2032 (preref. 2025)	$1,000	$1,114
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2012-B, Assured Guaranty Municipal insured, 4.00% 2046	12,500	14,033
County of Allegheny, Higher Education Building Auth., Rev. Bonds (Carnegie Mellon University), Series 2022-A, (USD-SOFR x 0.70 + 0.29%) 0.325% 2033 (put 2024)[2]	6,250	6,219
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2032	4,350	5,154
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	4,146
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2047	5,390	6,277
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 0.908% 2037[2]	9,775	9,741
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2035	6,100	6,906
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2036	5,000	5,648
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2037	7,185	8,106
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-A, 4.00% 2033	250	294
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2035	1,000	1,126
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2036	1,250	1,406
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2018, 4.00% 2038	2,000	2,245
County of Allegheny, Sanitary Auth., Sewer Rev. Bonds, Series 2020-B, 4.00% 2050	2,000	2,292
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,565	3,042
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2029	2,995	3,573
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2035	2,000	2,154
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 2047	1,000	993
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2047	12,165	12,928
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 2037	750	814
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 2047	600	666
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 2047	100	108
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 2048	1,000	1,090
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2022	500	500
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2023	1,370	1,409
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2024	450	474
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2026	1,000	1,098
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-B-1, 5.00% 2040 (put 2025)	1,000	1,070
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2030 (put 2025)[2]	825	821
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2031 (put 2025)[2]	1,140	1,135
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 0.383% 2032 (put 2025)[2]	870	866
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 2046	680	741
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2054	8,400	9,927
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2023	135	144
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2025	250	282
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2026	120	135
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2027	760	850
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2030	515	572
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2031	660	731
County of Bucks, Industrial Dev. Auth., Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 2044	2,480	2,747
County of Chester, Health and Education Facs. Auth., Health System Rev. Bonds (Main Line Health System), Series 2017-A, 4.00% 2042	5,000	5,519
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 2044	9,155	10,192
County of Cumberland, Municipal Auth., Rev. Bonds (Penn State Health), Series 2019, 4.00% 2049	20,940	23,160
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.00% 2023	855	860
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2031	2,050	2,408
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2032	55	65

American Funds Tax-Exempt Funds	173

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Bonds, Series 2017, 5.00% 2036	$1,000	$1,167
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024 (preref. 2022)	1,000	1,019
Delaware River Joint Toll Bridge Commission, Bridge System Rev. Ref. Bonds, Series 2015, 5.00% 2031	350	395
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2031	1,000	1,223
Delaware River Port Auth., Rev. Bonds, Series 2018-A, 5.00% 2032	1,250	1,527
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 0.864% 2037[2]	6,750	6,622
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2041	4,265	4,725
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2046	1,630	1,796
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 2049	500	567
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 2041	1,000	1,114
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 3.00% 2046	1,465	1,418
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 2051	2,500	2,736
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,208
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-C, Assured Guaranty Municipal insured, 5.00% 2030	500	609
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	425	518
Fncg. Auth., Rev. Bonds, Series 2013-A-2, 5.00% 2026 (preref. 2022)	1,030	1,046
Fncg. Auth., Rev. Bonds, Series 2013-A-1, 5.00% 2033 (preref. 2022)	4,000	4,061
Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036 (preref. 2022)	1,525	1,548
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2024	3,000	3,264
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2025	2,500	2,799
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2026	2,000	2,299
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2027	3,000	3,532
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2028	3,000	3,606
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2029	4,000	4,778
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2030	4,000	4,758
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2031	3,500	4,151
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2032	3,000	3,553
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2033	3,000	3,548
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2034	3,000	3,543
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	495	584
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven, Inc. Project), Series 2018, 5.00% 2022	290	298
G.O. Rev. Ref. Bonds, Series 2019-1, 5.00% 2022	25,000	25,515
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 0.66% 2049 (put 2024)[2]	13,240	13,305
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 2035	7,000	7,763
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 4.00% 2036	8,500	9,417
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	19,000	22,249
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2019, 4.00% 2049	15,000	16,859
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 5.00% 2034	1,340	1,695
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 2037	1,525	1,745
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 2039	1,450	1,653
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 4.00% 2042	2,015	2,283
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-A, 5.00% 2044	2,500	3,073
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030 (preref. 2022)	1,000	1,029
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044 (preref. 2022)	3,005	3,093
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,300	2,554

174	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Higher Educational Facs. Auth., Rev. Bonds (Trustees of the University of Pennsylvania), Series 2017-A, 5.00% 2033	$1,675	$1,946
Higher Educational Facs. Auth., Rev. Ref. Bonds, Series 2015-AQ, 5.00% 2024	3,900	4,252
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 2.80% 2031	5,000	5,083
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 2.80% 2031	3,320	3,375
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-B, 3.20% 2032	6,000	6,187
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-131-A, 2.75% 2034	7,000	7,113
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.50% 2034	6,500	6,854
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-B, 3.85% 2038	1,615	1,723
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 2041	4,430	4,560
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.65% 2042	7,500	7,791
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-121, 3.50% 2046	7,205	7,459
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 2046	4,240	4,384
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	875	917
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-125-B, 3.70% 2047	1,135	1,158
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2018-126-A, 4.00% 2048	15,395	16,257
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-136, 3.00% 2051	15,380	16,088
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051	4,660	4,910
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	3,585	3,743
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Country Commons Apartments), Series 2018, 3.60% 2035	6,237	6,622
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 2024 (put 2023)	9,335	9,246
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 2051	1,195	1,248
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 2056	1,585	1,650
County of Lancaster, Hospital Auth., Rev. Bonds (Brethren Village Project), Series 2017, 5.00% 2025	650	709
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2038	1,100	1,334
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2039	1,100	1,333
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2041	1,000	1,208
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2046	7,660	9,168
County of Lancaster, Hospital Auth., Rev. Bonds (Penn State Health), Series 2021, 5.00% 2051	16,500	19,679
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 2044	15,000	17,995
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 4.00% 2049	5,245	5,735
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s Hospital), Series 2017-B, (SIFMA Municipal Swap Index + 1.10%) 1.16% 2038[2]	12,455	12,801
County of Lehigh, General Purpose Auth., Hospital Rev. Ref. Bonds (Lehigh Valley Health Network), Series 2016-A, 4.00% 2035	20,470	22,165
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2016-B, 1.80% 2027 (put 2022)	8,350	8,397
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2016-A, 1.80% 2029 (put 2022)	9,900	9,959
City of Monroeville, Fin. Auth., UPMC Rev. Bonds, Series 2012, 5.00% 2029	3,000	3,073
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	3,950	4,009
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2038	1,000	1,114
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2039	1,000	1,112
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2044	2,500	2,757
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2047	11,990	13,224
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 2047	11,000	13,322
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2018-C, 0.78% 2051 (put 2023)[2]	8,600	8,600
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2052	20,000	21,880

American Funds Tax-Exempt Funds	175

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2056	$61,965	$66,933
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 2057	30,000	35,604
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.00% 2024	800	859
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2026	1,000	1,113
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2027	1,750	1,949
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	2,700	3,008
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030	1,000	1,114
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2031	5,000	5,569
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	5,500	6,130
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	6,830	7,614
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,640	2,940
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	8,155	9,395
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	19,000	21,794
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024 (preref. 2022)	2,500	2,533
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026 (preref. 2022)	3,000	3,040
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2046	1,325	1,426
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 2045	1,990	2,340
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 2022	145	149
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 4.00% 2024	100	107
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 2044	850	956
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 2049	3,595	4,034
County of Montour, Geisinger Auth. Health System Rev. Bonds, Series 2020-A, 4.00% 2039	8,680	9,824
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 1.14% 2028 (put 2024)[2]	10,500	10,585
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2039	4,000	4,637
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2017-A-2, 5.00% 2045	13,400	15,506
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 4.00% 2040	2,915	3,151
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 2043	1,000	1,182
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	4,000	4,524
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.111% 2048 (put 2022)[2]	3,650	3,668
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-A, 5.00% 2048	1,000	1,175
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 2032	1,000	1,154
Pennsylvania State University, G.O. Bonds, Series 2016-A, 5.00% 2034	1,000	1,152
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 2038	2,775	3,432
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 2039	2,330	2,877
Pennsylvania State University, G.O. Bonds, Series 2020-A, 5.00% 2040	1,250	1,541
Pennsylvania State University, G.O. Bonds, Series 2020-A, 4.00% 2050	7,000	7,886
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2028	2,000	2,251

176	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2031	$1,000	$1,119
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2032	2,000	2,238
City of Philadelphia, Gas Works Rev. Bonds, Thirteenth Series, 5.00% 2034	1,000	1,118
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 2031	1,500	1,729
City of Philadelphia, Gas Works Rev. Ref. Bonds, Fourteenth Series, 5.00% 2033	2,750	3,166
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,176
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	1,000	1,019
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	12,600	12,847
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2027	5,625	6,259
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2028	1,000	1,112
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Temple University), Series 2016-1, 5.00% 2029	2,620	2,910
City of Philadelphia, Water and Wastewater Rev. and Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	3,000	3,660
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2034	3,915	4,652
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,376
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.00% 2052	4,000	4,651
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2017-A, 5.25% 2052	3,000	3,532
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2029	3,475	4,154
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2030	5,900	7,020
City of Philadelphia, Water and Wastewater Rev. Ref. Bonds, Series 2017-B, 5.00% 2031	3,560	4,225
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2024	1,185	1,301
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2025	500	565
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 2027	3,905	4,538
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2027	500	579
Philadelphia School Dist., G.O. Bonds, Series 2016-F, BAM Insured, 5.00% 2027 (preref. 2026)	5	6
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	14,505	16,729
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	16,620	19,129
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2029	1,250	1,511
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2030	2,000	2,462
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030	1,990	2,287
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2031	1,600	1,927
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2032	1,000	1,203
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2034	4,255	5,303
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,750	2,099
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 2035	6,320	7,860
Philadelphia School Dist., G.O. Bonds, Series 2015-A, 5.00% 2035	1,400	1,567
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2035	1,000	1,197
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 2036	5,270	6,049
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2036	3,500	3,965
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 2037	3,765	4,316
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2037	3,700	4,190
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2037	1,850	2,208
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2038	4,270	4,828
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,193
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 4.00% 2039	1,800	2,032
Philadelphia School Dist., G.O. Bonds, Series 2019-A, 5.00% 2044	15,000	18,115
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 4.00% 2046	12,500	13,921
Philadelphia School Dist., G.O. Green Bonds, Series 2019-B, 5.00% 2029	1,500	1,829
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2015-D, 5.00% 2022	3,750	3,846
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2023	2,500	2,657
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 2034	17,000	23,227
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2032	2,000	2,592
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2019-B, Assured Guaranty Municipal insured, 5.00% 2033	1,250	1,653
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 0.71% 2040 (put 2023)[2]	4,000	4,026
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2026	1,000	1,008
Public School Building Auth., School Lease Rev. Bonds (Philadelphia School Dist. Project), Series 2012, 5.00% 2027	1,000	1,008

American Funds Tax-Exempt Funds	177

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	$9,820	$11,429
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	12,000	14,017
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	6,000	6,977
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	1,750	2,029
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.78%) 0.894% 2024[2]	8,705	8,733
Borough of Sayre, Health Care Facs. Auth., Rev. Bonds (Guthrie Health Issue), Series 2007, (3-month USD-LIBOR + 0.83%) 0.944% 2031[2]	4,520	4,468
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2032	1,000	1,172
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2033	800	938
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	14,950	15,162
Turnpike Commission, Oil Franchise Tax Rev. Bonds, Series 2021-A, 4.00% 2051	7,000	7,921
Turnpike Commission, Turnpike Rev. Bonds, Series 2011-E, 5.00% 2042 (preref. 2022)	1,000	1,037
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2032	1,000	1,191
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	17,230	20,273
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2033	1,500	1,786
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2034	6,995	8,223
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2034	2,000	2,292
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2035	3,500	4,007
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2036	3,250	3,719
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2039	3,410	3,948
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2039	1,200	1,394
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-C, 5.00% 2039	6,000	6,593
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2040	4,000	4,623
Turnpike Commission, Turnpike Rev. Bonds, Series 2020-B, 5.00% 2040	1,000	1,234
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2041	2,175	2,510
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2041	6,800	7,775
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2042	6,250	7,196
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2042	1,550	1,774
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2042	6,500	7,566
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 4.00% 2043	7,630	8,764
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2043	1,660	1,854
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2043	1,325	1,512
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2044	2,075	2,308
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	22,450	27,236
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	2,500	3,025
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2045	1,280	1,420
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2046	2,490	2,762
Turnpike Commission, Turnpike Rev. Bonds, Series 2016-A-1, 5.00% 2046	20,960	23,787
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 2046	11,000	13,492
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 5.00% 2046	4,250	5,217
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-A-1, 5.00% 2047	12,220	14,217
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	28,265	34,163
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2050	9,000	10,060
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-C, 4.00% 2051	5,000	5,630
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 2036	365	412
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 2041	370	414
Township of West Cornwall, Municipal Auth., Healthcare Facs. Rev. Bonds (Lebanon Valley Brethren Home Project), Series 2021-A, 4.00% 2046	525	583
County of Westmoreland, Municipal Auth., Municipal Service Rev. Bonds, Series 2016, BAM insured, 5.00% 2042	5,000	5,560
		1,471,610

Puerto Rico 0.57%
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 2033[1]	2,580	3,188
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 2033[1]	415	516
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2035[1]	5,500	6,663
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 2037[1]	3,155	3,873

178	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 2042[1]	$7,475	$8,411
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 2042[1]	4,160	4,659
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 2042[1]	990	1,114
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2047[1]	1,000	1,174
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 0.663% 2029[2]	22,105	22,351
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	490	494
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	2,275	2,330
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,390	1,416
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2025	990	994
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,870	1,887
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	1,280	1,283
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2029	2,100	2,494
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2039	2,400	2,808
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2032	500	613
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2033	295	361
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	3,840	4,603
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)[3]	45	54
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2047[2]	5,690	1,922
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2054[2]	9,298	2,236
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	20,000	22,281
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	132	126
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	243	204
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	314	245
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	30,544	9,955
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	211,692	49,855
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	4,600	4,577
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,250	1,234
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	5	5
		163,926

Rhode Island 0.32%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2032	640	734
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2034	1,505	1,727
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2036	500	574
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2037	250	287
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	2,130	2,446
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2046	10,010	11,464
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	1,000	1,057
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2024	2,250	2,457
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2022	1,600	1,628
Econ. Dev. Corp., Airport Rev. Ref. Bonds, Series 2013-B, 5.00% 2023	2,990	3,153
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 2046	1,365	1,542
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 2051	3,865	4,348
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	2,000	2,212
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2025	5,500	6,139

American Funds Tax-Exempt Funds	179

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Rhode Island (continued)
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2032	$2,845	$3,186
Health and Educational Building Corp., Providence Public Schools Rev. Bond Fncg. Program, Rev. Ref. Bonds (Providence Public Buildings Auth. Issue), Series 2015, Assured Guaranty Municipal insured, 5.00% 2026	4,000	4,477
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	905	923
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 2048	6,745	7,203
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 74, 3.00% 2049	7,800	8,171
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 71, 3.75% 2049	9,260	9,857
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 70, 4.00% 2049	4,895	5,227
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 2051	11,825	12,422
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 2040 (put 2023)	540	535
		91,769

South Carolina 1.62%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 2025 (put 2024)	1,760	1,757
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	2,471	619
Fort Mill School Dist., G.O. Bonds, Series 2013-A, 4.00% 2028 (preref. 2023)	1,475	1,528
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 2.65% 2035	1,175	1,197
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	1,060	1,118
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	1,280	1,377
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2019-B, 3.75% 2050	12,720	13,660
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	1,195	1,295
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	4,580	4,817
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	2,475	2,616
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2014-A-1, 4.00% 2041	460	478
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (The Sullivan), Series 2021-B, 0.34% 2025 (put 2024)	2,260	2,218
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 2025 (put 2024)	3,700	3,691
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 2034	605	655
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2044	1,280	1,429
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 2049	620	662
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2049	4,030	4,485
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 4.00% 2054	1,165	1,236
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2054	3,500	3,886
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2036 (preref. 2026)[1,3]	19,500	22,496
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2026[1]	1,395	1,494
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[1]	2,500	2,707
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2044	18,500	20,737
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	31,000	35,903
Jobs-Econ. Dev. Auth., Lease Rev. Bonds (SPE Fayssoux Properties, LLC Project), Series 2016-A, 5.25% 2033	1,450	1,640
Jobs-Econ. Dev. Auth., Retirement Community Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2018-C, 5.00% 2047	1,090	1,227
Lexington County Health Services Dist., Inc., Hospital Rev. Bonds, Series 2016, 5.00% 2041	5,000	5,648
City of Myrtle Beach, Tax Increment Rev. Ref. Bonds (Myrtle Beach Air Force Base Redev. Project Area), Series 2016, 5.00% 2028	1,210	1,386
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	11,000	11,581
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2040	5,845	7,332
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 2041	5,640	6,475
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 4.00% 2042	6,840	7,834
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2043	7,750	9,638
Public Service Auth., Improvement Rev. Obligations, Series 2021-B, 5.00% 2051	8,750	10,754
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	2,500	2,762
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2031	1,130	1,283
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2034	900	1,049

180	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2035	$6,965	$7,992
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	1,090	1,269
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2036	13,800	15,832
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2036	1,885	2,191
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2037	500	582
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	20,000	23,200
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043 (preref. 2022)	10,795	10,960
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	1,450	1,646
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	4,385	4,802
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	11,395	12,715
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2050	22,715	26,187
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.50% 2053	9,215	10,173
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	12,845	14,467
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	14,440	16,633
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	27,025	31,898
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2056	2,930	3,373
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2026	820	919
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2028	8,190	9,144
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2028	2,730	3,176
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 2029	2,395	2,750
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2029	100	112
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2030	3,010	3,502
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 2031	2,620	3,005
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	5,960	6,846
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2034	3,625	4,224
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2034	1,020	1,160
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2035	4,270	4,970
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.00% 2038	5,715	6,274
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,990	4,454
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	5,020	5,518
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 4.00% 2045	470	500
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Hickory Heights and Oakland Apartments Project), Series 2021, 0.29% 2024 (put 2023)	2,780	2,760
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2031	840	1,051
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2032	750	951
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2033	1,250	1,582
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2034	1,505	1,902
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 2035	1,580	1,987
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 4.00% 2036	1,380	1,587
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 4.00% 2037	555	636
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2012-B, 5.00% 2024 (preref. 2022)	1,000	1,030
University of South Carolina, Higher Education Rev. Bonds (Campus Village Project), Series 2021-A, 5.00% 2040	6,740	8,427
		463,057

South Dakota 0.41%
Health and Educational Facs. Auth., Rev. Bonds (Monument Health), Series 2020-A, 4.00% 2050	3,000	3,344
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2025	600	662
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2026	700	772
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-A, 4.00% 2034	26,000	27,724
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 4.00% 2040	1,750	1,869
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2014-B, 5.00% 2044	1,750	1,909
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2015, 5.00% 2045	5,900	6,563
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 3.10% 2032	6,900	7,157
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	1,030	1,063
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	3,055	3,185
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	5,870	6,096
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-B, 3.50% 2046	4,200	4,357
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-D, 4.00% 2047	4,315	4,553
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-A, 4.00% 2048	12,940	13,707
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	5,860	6,251

American Funds Tax-Exempt Funds	181

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Dakota (continued)
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-A, 3.75% 2050	$9,330	$9,965
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	8,115	8,489
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2020-C, 3.50% 2051	8,735	9,314
		116,980

Tennessee 0.87%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	4,420	4,829
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2044	2,415	2,634
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014-A, 5.00% 2034	150	164
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 5.00% 2035	3,425	4,050
Town of Greeneville, Health and Educational Facs. Board, Hospital Rev. Bonds (Ballad Health), Series 2018-A, 4.00% 2040	7,000	7,697
Housing Dev. Agcy., Homeownership Program Bonds, Series 2015-A, 3.50% 2045	3,555	3,706
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 2038	630	640
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	520	550
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-1, 4.00% 2043	6,760	7,183
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	835	868
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	760	794
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	1,035	1,085
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 2047	635	662
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-3, 3.50% 2048	4,495	4,700
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-2, 4.00% 2048	16,925	18,293
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-4-B, 4.00% 2048	1,730	1,831
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-2, 4.00% 2049	8,840	9,414
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2018-3, 4.25% 2049	8,310	8,904
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-4, 3.50% 2050	17,725	18,931
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2020-1-A, 3.50% 2050	3,060	3,265
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	6,275	6,745
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-1, 3.00% 2051	6,905	7,252
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2021-2, 3.00% 2052	17,740	18,689
County of Knox, Health, Educational and Housing Fac. Board, Hospital Rev. Ref. Bonds (Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,199
City of Memphis, Sanitary Sewage System Rev. Ref. Bonds, Series 2020-B, 5.00% 2045	1,000	1,233
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2029 (preref. 2023)	29,860	31,040
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 2031	5,160	6,416
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2017-A, 5.00% 2048	4,000	4,639
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2042	5,000	5,888
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Bonds, Series 2017-B, 5.00% 2046	5,000	5,884
Metropolitan Government of Nashville and Davidson County, Water & Sewer Rev. Green Bonds, Series 2017-A, 5.00% 2046	4,000	4,707
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 4.00% 2049	2,165	2,407
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 2049	1,015	1,209
Metropolitan Nashville Airport Auth., Airport Rev. Bonds, Series 2019-A, 5.00% 2054	4,000	4,757
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)	30,085	36,902
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,890	2,161
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2018, 4.00% 2049[2]	5,000	5,404
		249,732

182	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas 9.31%
Affordable Housing Corp., Single Family Mortgage Rev. Bonds (Texas Heroes Home Loan Program), Series 2019-A, 4.25% 2049	$1,620	$1,742
Alamo Community College Dist., Limited Tax Bonds, Series 2021, 4.00% 2036	3,000	3,504
Aledo Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,000	1,136
Alvarado Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2043 (preref. 2023)	3,235	3,439
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2027	1,210	1,411
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Harmony Public Schools), Series 2017-A, 5.00% 2042	2,000	2,323
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2034	650	760
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2036	915	1,070
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2037	1,445	1,692
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2047	2,625	3,067
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2023	150	159
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2024	185	202
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 5.00% 2025	195	219
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2034	330	377
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2035	1,000	1,138
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2036	385	438
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2038	900	1,021
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2019-A, 4.00% 2039	470	533
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2021-A, 4.00% 2051	5,000	5,671
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 5.00% 2022	1,015	1,039
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 2032	1,000	1,083
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 2034	1,000	1,186
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 2035	1,000	1,174
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 4.00% 2037	1,000	1,168
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Responsive Education Solutions), Series 2021-A, 3.00% 2051	9,545	9,774
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2023	325	345
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2024	325	356
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 2032	600	731
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	820	830
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	1,000	1,129
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 2037	725	817
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2042	4,165	4,880
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	1,100	1,227
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2018-A, 5.00% 2048	3,345	3,727
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 2049	1,725	1,888
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2029	1,500	1,753
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2030	1,000	1,165
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2031	1,100	1,279

American Funds Tax-Exempt Funds	183

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Arlington, Special Tax Rev. Bonds, Series 2018-C, BAM insured, 5.00% 2032	$1,000	$1,161
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	2,245	2,662
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,183
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2043	11,495	13,492
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2030	3,000	3,484
Austin Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2017, 5.00% 2037	2,660	3,069
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2032	1,100	1,282
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2033	2,220	2,589
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2034	2,000	2,330
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2035	1,125	1,309
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2036	3,605	4,188
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2037	2,000	2,323
City of Austin, Airport System Rev. Bonds, Series 2017-A, 5.00% 2041	2,500	2,897
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 2036	2,000	2,517
City of Austin, Electric Utility System Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 2039	2,000	2,508
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2028	1,000	1,131
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2031	1,130	1,308
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,157
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2033	1,000	1,156
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2017, 5.00% 2035	2,000	2,307
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2019-B, 5.00% 2044	6,000	7,374
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	1,500	1,668
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 3.00% 2027	1,705	1,812
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,166
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2029	3,000	3,502
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2032	4,405	5,128
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2035	8,185	9,504
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2035	4,000	4,746
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 2036	1,565	1,844
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2036	6,985	8,118
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2036	3,500	4,149
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,000	1,129
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2037	5,000	5,927
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 5.00% 2037	2,555	3,264
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2021, 4.00% 2041	1,750	2,038
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2041	15,155	17,499
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2042	8,750	10,324
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2016, 5.00% 2045	11,795	13,549
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2017, 5.00% 2046	5,000	5,869
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2020-C, 5.00% 2050	5,000	6,205
Balmorhea Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 4.00% 2046	2,500	2,592
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2036	500	534
County of Bell, Combination Tax and Rev. Certs. of Obligation, Series 2021, 3.00% 2037	1,000	1,066
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2019, 4.00% 2036	1,700	1,925
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2019, 4.00% 2037	3,000	3,395
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2019, 4.00% 2038	3,000	3,391
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2019, 4.00% 2039	3,000	3,387
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2019, 4.00% 2040	2,000	2,255
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2021, 4.00% 2044	3,500	4,002
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2026	1,800	2,066
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2028	1,100	1,293
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2033	2,000	2,329
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2035	6,155	7,158
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2018, 5.00% 2036	10,150	11,793
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2039	2,220	2,514
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 4.00% 2040	1,500	1,696
County of Bexar, Hospital Dist., Certs. of Obligation, Series 2020, 5.00% 2045	2,500	3,003
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,750	2,091
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2037	1,500	1,705
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2038	3,000	3,401
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2038	4,200	4,998
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2039	1,500	1,699
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2020, 4.00% 2040	2,150	2,431

184	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Bexar, Limited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2043 (preref. 2026)	$5,000	$5,801
City of Brownsville, Utilities System Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2027	1,965	2,268
City of Bryan, Electric System Rev. Bonds, Series 2018, 4.00% 2043	4,285	4,621
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2027	700	810
City of Bryan, Electric System Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2028	1,405	1,623
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2029	645	757
City of Bryan, Electric System Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,168
Bushland Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2022, 4.00% 2047	2,385	2,745
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2031 (preref. 2025)	1,000	1,126
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2033 (preref. 2025)	1,000	1,126
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2034 (preref. 2025)	1,500	1,689
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2040 (preref. 2025)	5,845	6,582
Clear Creek Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2025 (preref. 2022)	4,370	4,377
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 1.35% 2032 (put 2022)	1,000	1,004
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2016-A, 5.00% 2046	2,000	2,258
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 5.00% 2022	1,715	1,757
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2024	260	284
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	405	463
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 2032	2,415	2,466
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2033	2,125	2,452
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 2033	250	267
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2034	2,300	2,653
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2019, 4.00% 2044	5,000	5,696
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2048	6,470	7,781
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 5.00% 2028	500	601
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2015-A, 5.00% 2035	100	109
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.50% 2044	1,465	1,536
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2014-A, 4.60% 2049	3,455	3,626
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Yes Prep Public Schools, Inc.), Series 2020, 5.00% 2027	560	659
Conroe Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2016, 5.00% 2038	560	633
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2036	1,000	1,188
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2037	1,945	2,310
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2038	1,775	2,105
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2043	9,240	10,881
Port of Corpus Christi Auth. of Nueces County, Rev. Bonds, Series 2018-A, 5.00% 2048	10,000	11,698
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-2, 1.25% 2036 (put 2022)	5,125	5,145
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-1, 1.25% 2036 (put 2022)	2,250	2,259
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-3, 1.25% 2040 (put 2022)	5,000	5,019
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2028	8,565	8,835
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2029	5,000	5,158
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds, Series 2013-B, 5.00% 2031	6,540	6,747
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 2036	3,000	3,462
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 2037	9,225	10,619
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 2038	10,060	11,514
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2021-A, 4.00% 2039	5,235	5,983
City of Dallas, G.O. Rev. Ref. and Improvement Bonds, Series 2020-A, 5.00% 2022	10,000	10,017
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2034	2,000	2,181
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2036	1,000	1,089

American Funds Tax-Exempt Funds	185

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2037	$1,250	$1,361
City of Dallas, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021, 4.00% 2038	1,000	1,087
City of Dallas, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 2024 (put 2023)	6,000	5,976
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,250	1,489
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	5,400	6,246
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2042	8,700	10,245
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2017, 5.00% 2046	12,550	14,697
Dallas Area Rapid Transit Sales Tax Rev. Bonds, Series 2020-B, 5.00% 2023	2,000	2,149
Dallas Area Rapid Transit Sales Tax Rev. Improvement and Rev. Ref. Bonds, Series 2021-B, 4.00% 2051	14,210	16,102
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	2,500	3,107
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2031	1,130	1,252
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 2033	2,000	2,491
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	6,520	8,109
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	1,010	1,238
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2046 (preref. 2025)	3,000	3,422
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034 (preref. 2024)	1,000	1,099
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 4.00% 2030	750	808
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2037	700	810
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 4.00% 2038	1,000	1,155
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2039	750	864
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2040	1,000	1,150
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 4.00% 2045	2,500	2,843
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2029	3,500	4,046
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2033	14,180	16,277
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2035	6,775	7,760
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2036	7,500	8,583
Denton Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-A, 5.00% 2045	1,000	1,128
Duncanville Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 5.00% 2045	5,390	5,908
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2040	1,000	1,148
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2041	1,000	1,145
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2044	1,570	1,786
City of El Paso, Combination Tax and Rev. Certs. of Obligation, Series 2021-A, 4.00% 2047	1,750	1,974
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2025	1,000	1,131
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 3.00% 2034	1,500	1,601
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 2051 (put 2026)	4,255	4,096
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 2050 (put 2023)	2,395	2,373
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 2032	750	882
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 2033	705	828
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 4.00% 2034	1,000	1,172
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 1.95% 2049 (put 2022)[3]	12,065	12,148
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	1,750	1,793
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	8,340	8,548
G.O. Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2013-B, 5.00% 2026	1,600	1,700
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 2031	1,000	1,089
G.O. Water Financial Assistance Rev. Ref. Bonds (State Part. Program), Series 2019-D, 5.00% 2022	1,985	2,030
G.O. Water Financial Assistance Rev. Ref. Bonds (Water Infrastructure Fund), Series 2019-E-1, 5.00% 2022 (escrowed to maturity)	7,250	7,414
Galena Park Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2022	575	589
City of Galveston, Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 2025 (put 2024)	1,875	1,834
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 2046	1,900	2,159
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2019, 4.00% 2049	1,200	1,333
City of Garland, Electric Utility System Rev. Ref. Bonds, Series 2021-A, 4.00% 2051	2,250	2,536
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.45% 2040 (put 2022)	1,600	1,600
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 0.15% 2049 (put 2022)	4,440	4,429

186	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.25% 2051 (preref. 2023)	$12,845	$13,763
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Bonds, Series 2013-B, 5.00% 2053 (preref. 2023)	23,120	24,677
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-C, 4.00% 2045	10,000	11,198
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 2040 (put 2024)	1,645	1,658
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 2045 (put 2025)	1,000	1,000
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	225	230
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,560	1,599
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-B, 7.00% 2043 (preref. 2023)	550	581
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	16,455	17,778
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2023	385	407
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2020, 5.00% 2024	1,250	1,360
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2025	2,800	3,092
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2025	1,000	1,136
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-A, 5.00% 2026	2,500	2,912
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2014-A, 5.00% 2027	2,800	3,089
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2016-A, 5.00% 2046	11,125	12,609
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2027	1,575	1,771
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2028	1,000	1,120
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2015, 5.00% 2032	1,000	1,120
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-A, 3.00% 2039	5,000	5,253
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Texas Children’s Hospital), Series 2019-B, 5.00% 2041 (put 2024)	9,610	10,582
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-A, 4.00% 2035 (preref. 2023)	2,955	3,038
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2020-A, 4.30% 2040	7,575	8,710
County of Harris, Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2012-A, 5.00% 2023 (preref. 2022)	1,000	1,035
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 2050 (put 2025)	2,140	2,141
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2027	3,100	3,707
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2028	2,600	3,118
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2030	1,820	2,169
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2031	1,250	1,487
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 2033	3,675	4,358
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 4.00% 2035	14,045	15,686
County of Harris, Flood Control Dist., Contract Tax Rev. Ref. Bonds, Series 2019-A, 5.00% 2022	5,000	5,149
County of Harris, Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Houston Methodist Hospital), Series 2015, 5.00% 2045	7,825	8,688

American Funds Tax-Exempt Funds	187

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.10% 2031[2]	$16,925	$16,925
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2019-A, 5.00% 2037	3,170	3,926
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 5.00% 2035	1,095	1,411
County of Harris, Permanent Improvement Rev. Ref. Bonds, Series 2021-A, 4.00% 2036	1,380	1,633
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2028	1,500	1,637
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,350	1,474
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 2056	1,000	1,016
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2024	2,000	2,199
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	5,000	6,004
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2032	4,640	5,568
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	2,000	2,402
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	3,000	3,576
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 4.00% 2048	19,000	21,162
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,205
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2033	1,220	1,407
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2041	2,000	2,285
County of Harris, Toll Road Rev. Ref. Bonds, Series 2016-A, 5.00% 2047	7,300	8,286
County of Hidalgo, Drainage Dist. No. 1, Unlimited Tax Improvement Bonds, Series 2019, 5.00% 2032	1,900	2,249
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Oso Bay Apartments), Series 2021, 0.27% 2024 (put 2022)	2,835	2,829
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 2025 (put 2024)	5,625	5,544
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	6,255	6,798
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	8,825	9,277
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2022-A, 3.50% 2052	11,485	12,416
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2017-A, 2.835% 2047	9,251	9,437
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	3,590	3,875
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2050	13,810	14,990
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	8,115	8,549
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	1,905	1,858
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,700	2,049
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2029	7,505	9,030
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2030	3,825	4,598
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2022	1,000	1,019
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,406
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2033	1,000	1,203
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2034	2,270	2,730
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2035	2,000	2,403
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2036	8,000	9,588
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2037	2,500	2,988
City of Houston, Airport System Rev. Ref. Bonds, Series 2018-D, 5.00% 2038	2,500	2,980
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	8,750	9,732
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2034	5,280	6,126
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2035	12,500	14,496
City of Houston, Combined Utility System Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	5,700	6,607
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	4,080	4,442
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2030	1,850	2,251
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2032	2,000	2,436
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2020-A, 5.00% 2033	6,245	7,940
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2035	3,900	4,741
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	20,000	22,656
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2036	5,420	6,582
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2038	10,000	12,138
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-D, 5.00% 2039	3,475	4,215
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2022	65	66
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2023	65	68
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2024	55	59

188	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2025	$45	$49
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2026	80	89
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2027	235	265
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2028	115	130
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2029	160	183
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2030	165	191
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 2031	265	308
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2028	3,060	3,446
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2029	1,000	1,126
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,126
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	1,555	1,749
City of Houston, Downtown Redev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,125
City of Houston, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 2024 (put 2023)	2,780	2,750
City of Houston, Water and Sewer System Rev. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2028	16,525	14,508
City of Houston, Water and Sewer System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, Assured Guaranty Municipal insured, 0% 2028 (escrowed to maturity)	1,300	1,161
Houston Independent School Dist., Limited Tax Rev. Ref. Bonds, Series 2012, 4.00% 2029 (put 2023)	1,615	1,682
Houston Independent School Dist., Limited Tax Schoolhouse and Rev. Ref. Bonds, Series 2017, 5.00% 2024	1,010	1,090
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2017, 5.00% 2034	2,000	2,344
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.25% 2037 (put 2022)	21,000	21,115
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-2, 2.25% 2039 (put 2022)	3,040	3,057
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2042	2,110	2,466
Humble Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	7,000	8,006
Hurst-Euless-Bedford Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,200	1,320
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 1.16% 2044 (put 2023)[2]	450	450
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2022	100	102
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2023	150	158
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	125	147
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2032	300	353
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	300	352
City of Irving, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2019, 5.00% 2043	1,750	2,022
Jarrell Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2043	3,000	3,505
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2033	345	397
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2034	360	414
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2035	375	431
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2036	780	896
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2037	810	930
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2038	845	968
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2039	880	1,006
County of Kaufman, Limited Tax Bonds, Series 2020-A, 4.00% 2040	615	702
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2033	310	357
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2034	500	576
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2035	300	345
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2036	440	505
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2037	655	752
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2038	610	699
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2039	895	1,024
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2040	750	857

American Funds Tax-Exempt Funds	189

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
County of Kaufman, Unlimited Tax Road Bonds, Series 2020, 4.00% 2045	$1,500	$1,699
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2023	1,000	1,061
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	1,000	1,114
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2035	3,080	3,426
Klein Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016-A, 4.00% 2038	2,080	2,238
Laredo Unified School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2036	1,205	1,415
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 2037 (preref. 2024)	1,175	582
Leander Independent School Dist., Unlimited Tax School Building Bonds, Capital Appreciation Bonds, Series 2014-C, 0% 2043 (preref. 2024)	14,860	5,256
Lewisville Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020, 4.00% 2036	3,000	3,479
Lone Star College System, Limited Tax G.O. Bonds, Series 2017-A, 5.00% 2032	1,000	1,174
Los Fresnos Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 2051	1,000	1,145
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2029	2,150	2,403
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,000	3,349
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2036	2,000	2,473
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2037	2,000	2,471
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2038	2,000	2,464
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2020, 5.00% 2040	4,415	5,422
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2024	880	956
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2025	750	816
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,064
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	3,684
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2027	1,000	1,153
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2029	1,525	1,751
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2030	2,500	3,062
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2031	2,000	2,443
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2031	1,000	1,221
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2032	4,700	5,625
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2032	2,000	2,442
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2032	1,000	1,222
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2033	1,250	1,495
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2033	1,000	1,244
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2034	1,300	1,406
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2034	1,500	1,830
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2034	1,240	1,483
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 4.00% 2035	850	917
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	6,000	6,303

190	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2036	$1,000	$1,237
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2036	1,000	1,191
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2037	3,000	3,572
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2037	1,000	1,234
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2037	1,000	1,216
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2038	1,585	1,952
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2038	1,000	1,154
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2039	1,565	1,925
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019, 5.00% 2039	1,000	1,152
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2040	2,000	2,454
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2040	1,500	1,659
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2040	810	979
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2043	3,250	3,832
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2015, 5.00% 2045	5,000	5,503
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020, 5.00% 2045	2,250	2,698
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2045	1,000	1,212
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2016, 5.00% 2046	4,000	4,487
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2019-A, 4.00% 2049	5,000	5,447
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2020-A, 5.00% 2050	7,500	9,029
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 2036	2,850	3,101
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2012, 3.00% 2037	2,920	3,173
Mansfield Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2039	3,955	4,631
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	3,475	4,005
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 2001-A, 2.60% 2029	1,675	1,713
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2051 (put 2026)	3,675	3,590
Mesquite Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-B, 5.00% 2042	4,475	5,067
Montgomery Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2015, 4.00% 2045	13,500	14,366
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 2026	15,865	18,045
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2027[2]	8,630	8,648
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 0.823% 2027[2]	97,500	97,545
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR + 0.87%) 1.005% 2027[2]	28,180	28,285
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2027	7,270	8,429
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2029	6,000	7,160
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2030	9,500	11,538
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2031	12,010	14,798
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2032	15,035	18,803

American Funds Tax-Exempt Funds	191

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2030	$1,000	$1,054
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2032	1,565	1,644
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2034	1,250	1,312
Municipal Power Agcy., Transmission System Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2038	1,000	1,046
Nacarro Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 4.00% 2057	10,000	11,318
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2049	2,610	3,108
City of New Braunfels, Utility System Rev. Ref. Bonds, Series 2021, 4.00% 2051	4,000	4,480
New Caney Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 1.25% 2050 (put 2024)	1,660	1,662
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2036[1]	1,000	1,082
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2041[1]	1,245	1,334
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2046[1]	1,430	1,515
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2051[1]	1,025	1,082
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2056[1]	1,990	2,088
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2033	3,000	3,302
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2036	10,000	10,968
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 4.00% 2037	10,000	10,979
New Hope Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Children’s Health System of Texas Project), Series 2017-A, 5.00% 2047	16,070	18,680
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 2.10% 2023	85	85
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2036 (preref. 2024)	350	392
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046 (preref. 2024)	200	224
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2043	1,000	1,029
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2049	1,550	1,591
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	1,000	1,112
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,615	1,774
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,300	4,683
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 2049	1,800	1,964
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2021, 4.00% 2055	1,500	1,632
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037 (preref. 2027)	1,500	1,761
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042 (preref. 2027)	875	1,027
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	1,500	1,625
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2018, 5.00% 2048	1,500	1,517
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032 (preref. 2022)	3,000	3,072

192	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 2040 (put 2024)	$995	$976
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,385
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2007, 5.25% 2032	7,800	10,273
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2033	1,125	1,338
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2034	910	1,080
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2044	2,500	2,855
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2051	12,570	14,288
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2058	2,775	3,117
North Fort Bend Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2060	32,045	35,954
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,100	2,445
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	2,700	3,137
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,451
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 4.00% 2041	15,790	16,784
North Lamar Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2051	2,000	2,309
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2035	500	541
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2036	470	508
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2039	1,245	1,329
North Texas Municipal Water Dist., Water System Rev. Ref. and Improvement Bonds, Series 2021, 3.00% 2040	1,265	1,344
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,440	1,672
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	2,000	2,321
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2021-B, 4.00% 2035	1,200	1,393
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	2,245	2,606
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	2,500	2,900
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2037	3,000	3,479
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	10,000	11,926
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2043	34,970	41,443
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-B, 5.00% 2048	2,700	3,098
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2038	2,500	2,876
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2039	2,500	2,870
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2040	2,000	2,290
North Texas Tollway Auth., System Rev. and Rev. Ref. Second Tier Bonds, Series 2021-B, 4.00% 2041	2,000	2,287
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	4,500	4,950
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	4,000	4,397
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2036	1,000	1,129
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,500	1,646
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 2039	8,905	10,039
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	7,200	7,473
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 2037	18,005	18,912
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2013, 5.00% 2043	7,000	7,378
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 2050 (put 2025)	5,250	5,113
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2034	1,250	1,443
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2035	650	749
County of Nueces, Limited Tax Rev. Ref. Bonds, Series 2019, 4.00% 2039	1,800	2,062
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2024 (put 2023)	8,610	8,525
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2026 (preref. 2022)	2,075	2,148
Pecos-Barstow-Toyah Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 4.00% 2041	2,600	2,791
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-B, 1.50% 2050 (put 2023)	6,000	6,028
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2049	1,250	1,500
Public Fin. Auth., Rev. Fncg. System Bonds (Texas Southern University), Series 2016, BAM insured, 4.00% 2033	665	718
Rankin Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 4.00% 2044	1,090	1,157
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2041	1,640	1,749
Richardson Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2042	5,000	5,616
City of Rio Grande, Consolidated Independent School Dist., Unlimited Tax School Buildings Bonds, Series 2021, 4.00% 2051	1,135	1,313
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2023	100	104
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 4.00% 2034	325	371
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,225	1,254
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,108
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,920	2,296

American Funds Tax-Exempt Funds	193

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2027	$6,900	$7,349
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015, 3.00% 2028	5,000	5,306
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 2045 (put 2026)	8,350	8,216
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2048 (preref. 2023)	6,070	6,332
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2026	2,500	2,860
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2029	10,000	11,576
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2038	1,750	2,186
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2039	2,000	2,493
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2040	2,465	3,065
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2041	2,000	2,481
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2044	4,000	4,800
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2048	5,180	6,183
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2045	1,600	1,940
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2046	27,150	33,253
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	5,000	5,079
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2021-A, 5.00% 2049	45,150	55,063
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2020, 5.00% 2049	1,000	1,201
San Jacinto Community College Dist., G.O. Building and Rev. Ref. Bonds, Series 2021, 4.00% 2046	5,000	5,717
San Jacinto Community College Dist., G.O. Building Bonds, Series 2016-A, 4.00% 2046	2,500	2,673
SMHA Fin. Public Fac. Corp., Multi Family Housing Rev. Bonds (The Lantana Apartments), Series 2021, 0.28% 2025 (put 2024)	23,000	22,609
South San Antonio Independent School Dist., Unlimited Tax School Building Bonds, Series 2005, 5.50% 2030	7,510	9,371
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 2035	465	513
Southwest Houston Redev. Auth., Tax Increment Contract Rev. Bonds, Series 2020, Assured Guaranty Municipal insured, 4.00% 2037	775	855
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2022	1,500	1,500
Spring Branch Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2019, 5.00% 2023	1,200	1,252
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2037	2,500	2,815
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2038	2,500	2,807
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2039	1,545	1,731
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2039	1,250	1,400
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2040	1,490	1,666
County of Tarrant, Cultural Education Facs. Fin. Corp., Health Resources System Rev. Bonds, Series 2015-A, 4.25% 2052	1,000	1,076
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2031	1,000	1,147
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2032	2,250	2,578
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Baylor Scott & White Health Project), Series 2016-A, 5.00% 2037	3,250	3,709
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 2032	3,000	3,703
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 5.00% 2033	1,800	2,221
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center), Series 2020, 4.00% 2045	5,000	5,641
County of Tarrant, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Baylor Scott & White Health Project), Series 2013-A, 5.00% 2033 (preref. 2023)	1,000	1,063
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	6,315	6,599
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2023	1,530	1,629
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2030	4,480	4,966
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2035	1,500	1,646
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2024	5,165	5,624

194	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-C, 5.00% 2033	$1,000	$1,175
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,500	1,666
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2029	5,250	6,168
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2032	6,030	7,343
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2035	1,145	1,332
Board of Regents of the Texas State University System, Rev. Fncg. System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2036	1,180	1,372
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2015-A, 5.00% 2033	2,000	2,210
Tollway Auth., System Rev. Ref. Bonds, Series 2008-I, Assured Guaranty insured, 6.20% 2042 (preref. 2025)	5,000	5,725
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	1,055	1,151
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2032	2,000	2,176
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2033	5,000	5,457
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	8,250	9,005
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-B, 5.00% 2037	4,000	4,336
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-B, 0% 2036	1,000	568
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-A, 5.00% 2044	4,000	4,408
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2038	850	454
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2039	950	481
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2040	800	383
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2041	1,425	645
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2043	2,185	887
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2044	2,850	1,094
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (Montopolis Apartments), Series 2020, 0.40% 2041 (put 2024)	18,420	18,072
Trinity River Auth., Regional Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 2030	1,000	1,257
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	40,795	36,125
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	27,520	23,728
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2031	1,000	1,183
United Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2032	1,000	1,183
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	3,000	3,441
Board of Regents of the University of Houston System, Consolidated Rev. and Rev. Ref. Bonds, Series 2020-A, 3.00% 2030	4,440	4,785
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2031	3,040	3,621
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2032	2,185	2,598
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2033	2,000	2,378
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2036	2,000	2,372
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2037	1,800	2,133
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2038	2,100	2,485
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2039	2,125	2,512
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2044	9,000	10,567

American Funds Tax-Exempt Funds	195

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2016-E, 5.00% 2023	$1,555	$1,655
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2020-C, 5.00% 2031	5,500	7,115
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2020-A, 5.00% 2050	4,900	7,182
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 4.00% 2038	2,000	2,336
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 5.00% 2028	2,000	2,400
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2030	9,540	10,835
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2032	8,445	9,659
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2033	2,000	2,287
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2034	6,440	7,339
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2035	8,810	10,054
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2017-A, 4.00% 2036	10,000	11,249
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2036	5,100	5,815
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2037	15,000	17,089
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 4.00% 2038	4,000	4,548
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2040	10,350	11,691
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2016, 5.00% 2046	10,000	11,494
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2049	5,000	5,979
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 2051	35,000	40,137
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2021, 4.00% 2056	10,180	11,619
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2019, 4.00% 2045	1,000	1,135
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2051	6,000	6,888
West Harris County Regional Water Auth., Water System Rev. and Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2060	12,750	14,508
West Travis County Public Utility Agcy., Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2033	1,100	1,210
		2,668,973

United States 0.50%
Freddie Mac, Multi Family Certs., Series M-067, Class M, 2.25% 2037	58,760	57,308
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 2036	23,997	26,363
Freddie Mac, Multi Family Mortgage Certs., Series 2015-M-033, 2.65% 2030	7,625	7,866
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-042, Class A, (SIFMA Municipal Swap Index + 0.30%) 2.60% 2033[1]	23,310	23,310
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 2034	3,955	4,182
Freddie Mac, Multi Family Mortgage Certs., Series 2018-M-046, 2.625% 2035[1]	12,935	12,935
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 2038[1]	12,031	11,467
		143,431

Utah 0.43%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 2037[1]	5,185	5,670
G.O. Bonds, Series 2013, 5.00% 2023 (preref. 2022)	2,800	2,853
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2010-B-1, 4.00% 2024	35	35
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	4,635	4,864
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2037	4,260	4,940
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2038	4,430	5,114
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2039	4,510	5,186
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2040	4,795	5,495
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 4.00% 2041	4,820	5,515
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2046	2,150	2,621
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-B, 5.00% 2047	5,995	7,002
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 2051	4,000	4,840
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2038	730	837
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2043	1,150	1,310
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018-A-1, 5.00% 2048	1,185	1,341
Transit Auth., Sales Tax Rev. and Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2035	38,270	49,241
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2032	1,000	1,199
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2034	1,000	1,201
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2035	1,000	1,200
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2036	2,000	2,400
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2037	1,400	1,681
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2038	1,250	1,498

196	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah (continued)
County of Utah, Hospital Rev. Bonds (IHC Health Services, Inc.), Series 2018-A, 5.00% 2039	$2,190	$2,621
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2027	315	369
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2028	450	537
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2030	175	216
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 2031	95	119
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2032	135	156
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2033	150	173
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2034	115	132
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2035	215	247
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2037	300	345
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2039	175	200
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2040	160	183
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2041	175	200
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 4.00% 2046	275	311
		121,852

Vermont 0.06%
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2031	3,300	3,769
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-A, 5.00% 2033	2,200	2,507
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2039	1,750	1,984
Educational and Health Buildings Fncg. Agcy., Rev. Bonds (The University of Vermont Medical Center Project), Series 2016-B, 5.00% 2046	4,300	4,855
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	2,610	2,757
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2017-D, 4.00% 2048	675	706
		16,578

Virginia 1.93%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 5.00% 2023	280	295
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 2042	1,330	1,484
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 2049	2,800	3,096
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-B, 4.00% 2054	5,220	5,542
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2030	260	292
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	4,000	4,388
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2050	2,000	2,190
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 2037	1,700	2,102
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 2045	3,335	3,767
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	5,750	6,244
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	450	458

American Funds Tax-Exempt Funds	197

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2022 (escrowed to maturity)	$135	$137
Capital Region Airport Commission, Airport Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	600	635
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 5.00% 2047	2,525	2,573
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)[3]	2,000	2,159
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2019-A, 5.00% 2022	12,395	12,395
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.75% 2034	1,000	1,399
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2028	3,940	4,738
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2029	11,000	13,235
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2017-E, 5.00% 2031	11,000	13,160
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2014-A, 5.00% 2025 (preref. 2024)	2,355	2,591
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2026	900	1,020
College Building Auth., Educational Facs. Rev. Ref. Bonds (Public Higher Education Fncg. Program), Series 2015-B, 5.00% 2028	2,600	2,933
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2025	5,110	5,707
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 5.00% 2026	2,500	2,905
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. and Rev. Ref. Notes, Series 2017, 3.00% 2028	5,755	6,203
Commonwealth Transportation Board, Federal Transportation Grant Anticipation Rev. Notes, Series 2012-A, 5.00% 2027 (preref. 2022)	100	101
Commonwealth Transportation Board, Transportation Rev. Ref. Bonds, Series 2016-C, 5.00% 2025	2,000	2,245
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 2037	2,525	2,989
County of Fairfax, Econ. Dev. Auth., County Facs. Rev. Ref. Bonds (County Facs. Project), Series 2021-B, 4.00% 2041	1,520	1,779
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House Inc.), Series 2016-A, 5.00% 2036	2,925	3,215
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2035	1,000	1,013
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2012-A, 5.00% 2040	2,000	2,026
County of Fairfax, Industrial Dev. Auth., Health Care Rev. Bonds (Inova Health System Project), Series 2018-B, 5.00% 2057 (put 2023)	15,175	15,983
County of Fairfax, Sewer Rev. Bonds, Series 2021, 5.00% 2046	7,750	9,851
County of Fairfax, Sewer Rev. Ref. Bonds, Series 2021-B, 4.00% 2038	1,225	1,455
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2026	1,500	1,747
County of Fairfax, Water Auth., Water Rev. Ref. Bonds, Series 2012, 5.00% 2028	1,000	1,008
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Bonds (Convocation Center Project), Series 2021, Assured Guaranty Municipal insured, 5.375% 2053 (put 2043)	8,500	10,253
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2038	5,280	6,052
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2040	6,340	7,410
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2043	5,400	6,124
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2048	6,390	7,199
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2050	10,500	12,071
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	11,000	12,342
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2059	18,160	20,741

198	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Fredericksburg, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2014, 5.00% 2031	$500	$540
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,800	2,028
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,520	3,963
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028 (preref. 2025)	1,600	1,804
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029 (preref. 2025)	1,375	1,551
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030 (preref. 2025)	1,500	1,691
Greater Richmond Convention Center Auth., Hotel Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032 (preref. 2025)	1,000	1,128
Hampton Roads Sanitation Dist., Wastewater Rev. Ref. Bonds, Series 2014-A, 5.00% 2025	4,000	4,382
County of Hanover, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (Harbour Square Apartments), Series 2020, 0.31% 2023 (put 2022)	1,000	998
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Covenant Woods), Series 2012-A, 4.50% 2030	2,790	2,835
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	2,125	2,163
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2034	6,150	6,651
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 2047	750	852
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2022	655	664
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2023	860	871
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2026	1,210	1,351
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2027	995	1,108
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2029	750	832
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2030	810	898
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2031	820	907
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury of Richmond), Series 2018, 5.00% 2037	2,725	3,004
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2023	945	996
County of Henrico, Water and Sewer System Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2023)	1,000	1,053
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 2023	300	314
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-B, 0.75% 2035 (put 2025)	10,875	10,741
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2008-A, 1.80% 2035 (put 2022)	1,650	1,654
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 2041	570	649
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 2051	6,150	5,793
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 2055	4,755	5,263
New River Valley Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,000	2,321
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 2024	160	177
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 2038	2,500	2,754
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 2046[1]	15,250	17,178
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[1]	41,100	45,241
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2036	1,865	1,922
City of Norfolk, Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Healthcare), Series 2012-B, 5.00% 2043	1,500	1,545
City of Norfolk, Water Rev. Bonds, Series 2015-A, 5.25% 2044	2,000	2,213

American Funds Tax-Exempt Funds	199

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of Prince William, Gateway Community Dev. Auth., Special Assessment Rev. Ref. Bonds, Series 2012, 5.00% 2030	$1,500	$1,501
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	482	483
Public Building Auth., Public Facs. Rev. Bonds, Series 2015-B, 5.00% 2026	1,140	1,284
Public Building Auth., Public Facs. Rev. Bonds, Series 2014-A, 5.00% 2027 (preref. 2024)	2,000	2,195
Public Building Auth., Public Facs. Rev. Bonds, Series 2020-A, 4.00% 2040	1,690	1,970
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 2026	2,000	2,261
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2015-A, 5.00% 2028	2,000	2,258
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2030 (preref. 2025)	1,750	1,987
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2031 (preref. 2025)	2,000	2,271
Rappahannock Regional Jail Auth., Fac. Capital Improvement Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2032 (preref. 2025)	2,250	2,554
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-A, 5.00% 2024	35	35
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027	870	963
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2014-B, 5.00% 2027 (preref. 2024)	130	144
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2011-B, 5.00% 2027	15	15
City of Richmond, Public Utility Rev. and Rev. Ref. Bonds, Series 2013-A, 5.00% 2027 (preref. 2023)	1,000	1,041
City of Richmond, Public Utility Rev. Bonds, Series 2020-A, 4.00% 2050	3,000	3,421
City of Roanoke, Econ. Dev. Auth., Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2020-A, 4.00% 2051	5,915	6,607
County of Rockingham, Econ. Dev. Auth., Residential Care Facs. Rev. Bonds (Sunnyside Presbyterian Home), Series 2020-A, 5.00% 2039	3,000	3,573
Small Business Fncg. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2049	18,200	20,246
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	2,500	2,664
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	2,105	2,239
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	2,960	3,141
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	5,000	5,297
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	5,000	5,294
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2036	1,210	1,338
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2041	2,500	2,745
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 4.00% 2051	5,000	5,441
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2033	1,665	1,974
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2034	1,325	1,570
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2035	1,610	1,905
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2038	3,000	3,351
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2045	14,660	16,138
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2051	23,855	26,265
City of Spotsylvania, Water and Sewer System Rev. Ref. Bonds, Series 2015, 5.00% 2026	3,000	3,383
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2032	1,500	1,696
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2033	750	847
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2035	1,000	1,127
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 2027 (preref. 2025)	2,485	2,806
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 5.00% 2028	10,000	11,290
Upper Occoquan Sewage Auth., Regional Sewerage System Rev. Ref. Bonds, Series 2014, 4.00% 2033 (preref. 2025)	2,630	2,881
Western Virginia Regional Jail Auth., Regional Jail Fac. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,115	1,264

200	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2035	$1,000	$1,120
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2014-A, 5.00% 2044 (preref. 2024)	3,000	3,222
City of Winchester, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Valley Health System Obligated Group), Series 2015, 5.00% 2044	2,000	2,243
County of Wise, Industrial Dev. Auth., Solid Waste and Sewage Disposal Rev. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 0.75% 2040 (put 2025)	12,875	12,677
County of York, Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Co. Project), Series 2009-A, 1.90% 2033 (put 2023)	6,750	6,842
		552,856

Washington 2.08%
Bethel School Dist. No. 403, Unlimited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.00% 2025	420	464
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2031	1,000	1,161
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2033	1,305	1,513
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Green Bonds, Series 2016-S-1, 5.00% 2036	3,000	3,470
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 2036	13,500	14,448
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 4.00% 2046	5,000	5,772
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement Green Bonds, Series 2015-S-2-A, (SIFMA Municipal Swap Index + 0.20%) 12.00% 2045 (put 2026)[2]	18,000	18,175
Central Puget Sound Regional Transit Auth., Sales Tax Improvement and Rev. Ref. Green Bonds, Series 2015-S-1, 5.00% 2045 (preref. 2025)	5,000	5,690
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 0.51% 2045 (put 2023)[2]	7,650	7,674
Certs. of Part., Series 2016-B, 5.00% 2022	2,090	2,129
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2017-A, 5.00% 2028	10,000	11,874
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2015-C, National insured, 5.00% 2030	1,250	1,402
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2015-C, 5.00% 2026	1,500	1,688
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,110	5,233
G.O. Bonds, Series 2018-C, 5.00% 2026	4,525	5,185
G.O. Bonds, Series 2017-A, 5.00% 2036	5,000	5,752
G.O. Bonds, Series 2017-A, 5.00% 2037	5,000	5,748
G.O. Bonds, Series 2022-A, 5.00% 2039	22,830	28,918
G.O. Bonds, Series 2016-A-1, 5.00% 2040	4,750	5,312
G.O. Bonds, Series 2018-C, 5.00% 2041	2,000	2,364
G.O. Bonds, Series 2018-A, 5.00% 2041	780	914
G.O. Bonds, Series 2018-A, 5.00% 2042	9,635	11,279
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	8,750	10,166
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	6,500	7,745
G.O. Rev. Ref. Bonds, Series 2016-R-C, 4.00% 2028	2,000	2,030
G.O. Rev. Ref. Bonds, Series 2017-R-A, 5.00% 2033	4,000	4,613
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2035	3,000	3,534
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2042	3,275	3,857
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2020-R, 2.00% 2044 (put 2025)	1,500	1,535
Health Care Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2025)	10,000	11,071
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2026	1,500	1,677
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2027	1,000	1,115
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2015, 5.00% 2033	1,500	1,664
Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center), Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.10%) 1.172% 2042 (put 2022)[2]	7,450	7,452
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2031	2,335	2,612
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2033	2,480	2,773
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2015-A, 5.00% 2034	2,565	2,866
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 2036	3,000	3,544
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 5.00% 2037	2,000	2,362
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2017-B, 4.00% 2041	5,000	5,539

American Funds Tax-Exempt Funds	201

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Health Care Facs. Auth., Rev. Bonds (Multicare Health System), Series 2012-A, 4.00% 2046	$110	$112
Health Care Facs. Auth., Rev. Bonds (Overlake Hospital Medical Center), Series 2017-A, 5.00% 2036	1,000	1,175
Health Care Facs. Auth., Rev. Bonds (Overlake Hospital Medical Center), Series 2017-A, 5.00% 2042	1,000	1,173
Health Care Facs. Auth., Rev. Bonds (Providence Health & Services), Series 2015-A, 4.00% 2045	505	543
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 2044	4,165	4,545
Health Care Facs. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-C, 5.00% 2044 (preref. 2024)	895	981
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 2040[1]	920	1,051
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 2045[1]	1,200	1,351
Health Care Facs. Auth., Rev. Bonds (Seattle Cancer Care Alliance), Series 2021, 4.00% 2048[1]	870	972
Health Care Facs. Auth., Rev. Bonds (Seattle Children’s Hospital), Series 2017-A, 5.00% 2047	5,315	6,156
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2032	3,000	3,441
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2033	1,000	1,147
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2036	2,965	3,392
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2031	4,625	5,204
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2036	870	976
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2041	645	721
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2028	1,500	1,669
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2029	1,750	1,943
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2030	1,500	1,662
Health Care Facs. Auth., Rev. Ref. Bonds (Central Washington Health Services Assn.), Series 2015, 5.00% 2039	6,575	7,237
Health Care Facs. Auth., Rev. Ref. Bonds (PeaceHealth), Series 2014-A, 5.00% 2027 (preref. 2024)	795	864
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2028	2,000	2,423
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2029	3,500	4,233
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2030	4,000	4,834
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2031	2,500	3,017
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2032	3,000	3,621
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2033	3,000	3,624
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2015-B, 5.00% 2038	7,000	8,612
Higher Education Facs. Auth., Rev. Bonds (Gonzaga University Project), Series 2013-A, 5.25% 2043	9,765	10,199
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 2024 (put 2023)	2,585	2,564
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 2025 (put 2024)	5,355	5,361
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 2035[7]	12,665	739
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035	27,712	29,316
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2025[1]	240	266
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2027[1]	110	126
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2028[1]	250	286
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2029[1]	160	183
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2023	100	105
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project), Series 2013, 5.00% 2028	1,100	1,149
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2038[1]	2,300	2,583
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2043[1]	3,400	3,798
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2048[1]	4,300	4,788
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[1]	15,880	17,221
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[1]	6,000	6,511
Housing Fin. Commission, Single Family Program Bonds, Series 2015-1-N, 3.45% 2030	1,105	1,132
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 3.60% 2032	255	270
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 3.375% 2034	55	55
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.45% 2035	1,400	1,407
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.65% 2040	1,750	1,772
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 2.80% 2043	975	987
Housing Fin. Commission, Single Family Program Bonds, Series 2017-2-N, 3.50% 2047	1,445	1,503
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	415	435
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 2049	6,320	6,625

202	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 2049	$6,335	$6,764
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051	2,310	2,429
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 2032[1]	910	1,055
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2043[1]	40,335	40,037
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2048[1]	18,345	17,506
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2058[1]	14,520	13,627
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2058[1]	10,375	9,530
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,500	2,939
County of King, Sewer Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,625	3,081
County of King, Sewer Rev. Ref. Bonds, Series 2021-A, 0.29% 2040 (put 2027)[2]	38,000	38,015
County of King, Sewer Rev. Ref. Bonds, Series 2015, 5.00% 2040 (preref. 2025)	5,050	5,616
Motor Vehicle Fuel Tax G.O. Bonds, Series 2014-B, 5.00% 2031	2,330	2,470
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2036	5,000	5,752
Motor Vehicle Fuel Tax G.O. Bonds, Series 2017-B, 5.00% 2040	5,000	5,731
Motor Vehicle Fuel Tax G.O. Rev. Ref. Bonds, Series R-2013-B, 5.00% 2025	3,000	3,057
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 2026	2,040	1,992
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 2024	300	300
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 2045	1,125	1,362
City of Seattle, Municipal Light and Power Improvement Rev. Bonds, Series 2019-A, 5.00% 2049	1,710	2,061
City of Seattle, Municipal Light and Power Improvement Rev. Ref. Bonds, Series 2019-B, 5.00% 2022	5,000	5,000
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 0.55% 2046 (put 2023)[2]	8,000	8,024
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 2046	1,500	1,895
County of Snohomish, Public Utility Dist. No. 1, Electric System Rev. Bonds, Series 2021-A, 5.00% 2051	9,000	11,322
Tacoma School Dist. No. 10, Unlimited Tax G.O. Bonds, Series 2020-B, 4.00% 2041	3,205	3,725
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2023	1,500	1,575
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2032	1,450	1,815
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 2033	1,000	1,251
		596,311

West Virginia 0.26%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-A, 2.625% 2042	7,325	7,365
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	9,250	9,526
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2018-A, 5.00% 2052	1,000	1,167
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2035	1,430	1,682
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2036	1,500	1,760
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 2037	6,510	7,179
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.00% 2038	1,375	1,514
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	7,940	9,146
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group), Series 2016-A, 4.00% 2041	760	818
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Charles Towers), Series 2021, 0.21% 2023 (put 2022)	1,940	1,935
County of Mason, Pollution Control Rev. Bonds (Appalachian Power Co. Project), Series 2003-L, 2.75% 2022	8,560	8,663
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 2038	2,175	2,756
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2018, 5.00% 2043	975	1,162
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 5.00% 2047	6,000	7,424
Parkways Auth., Turnpike Toll Rev. Bonds, Series 2021, 4.00% 2051	10,985	12,394
		74,491

Wisconsin 1.74%
G.O. Bonds, Series 2015-A, 5.00% 2027	3,300	3,475
G.O. Rev. Ref. Bonds, Series 2012-2, 5.00% 2024 (preref. 2022)	1,065	1,077
G.O. Rev. Ref. Bonds, Series 2015-4, 5.00% 2026	5,670	6,271

American Funds Tax-Exempt Funds	203

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2054 (put 2023)[2]	$8,250	$8,268
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-4, (SIFMA Municipal Swap Index + 0.65%) 0.71% 2054 (put 2024)[2]	4,200	4,236
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-B, 5.00% 2054 (put 2024)	10,000	10,826
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	2,000	2,117
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 5.00% 2042	3,380	3,914
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2017, 4.00% 2047	2,500	2,717
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2035	10,200	11,242
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2035	8,710	9,956
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2036	5,470	6,240
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	18,395	20,233
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	9,750	11,083
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 5.00% 2039	2,500	3,098
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 4.00% 2046	5,000	5,597
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 3.00% 2051	5,000	4,844
Health and Educational Facs. Auth., Rev. Bonds (Beloit Health System, Inc.), Series 2016, 5.00% 2041	1,590	1,790
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2017, 4.00% 2047	3,000	3,295
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2026[1]	3,495	3,905
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, 4.00% 2034	1,360	1,552
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-A, 4.00% 2035	1,000	1,140
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	5,150	5,744
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2051 (put 2027)	4,035	4,633
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-B, 5.00% 2052 (put 2025)	3,445	3,763
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2036	3,870	4,664
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2037	3,500	4,215
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	27,200	32,323
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2023	125	128
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2024	160	166
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2025	205	217
Health and Educational Facs. Auth., Rev. Bonds (Rogers Memorial Hospital, Inc.), Series 2019-A, 5.00% 2038	1,000	1,137
Health and Educational Facs. Auth., Rev. Bonds (Rogers Memorial Hospital, Inc.), Series 2019-A, 5.00% 2049	2,580	2,906
Health and Educational Facs. Auth., Rev. Bonds (The Medical College of Wisconsin, Inc.), Series 2016, 5.00% 2041	2,000	2,316
Health and Educational Facs. Auth., Rev. Bonds (ThedaCare, Inc.), Series 2015, 5.00% 2044	10,000	10,974
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2013-A, 5.125% 2031 (preref. 2023)	1,750	1,841
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Health System), Series 2021-A, 4.00% 2035	4,500	5,268
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Health System), Series 2021-A, 4.00% 2036	3,500	4,092
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2026 (preref. 2022)	30	31
Health and Educational Facs. Auth., Rev. Ref. Bonds (Ministry Health Care, Inc.), Series 2012-C, 5.00% 2029 (preref. 2022)	1,700	1,741
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2031	460	503
Health and Educational Facs. Auth., Rev. Ref. Bonds (ProHealth Care, Inc. Obligated Group), Series 2015, 5.00% 2033	500	546

204	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2031 (preref. 2025)	$450	$492
Health and Educational Facs. Auth., Rev. Ref. Bonds (ThedaCare, Inc.), Series 2015, 5.00% 2039	920	1,011
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2017-A, 2.69% 2047	5,833	5,902
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-D, 4.00% 2047	10,020	10,665
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	12,225	12,868
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	7,180	7,543
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-A, 4.25% 2049	20,775	22,418
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 2050	9,845	10,480
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 3.75% 2050	27,670	29,431
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 2052	2,770	2,922
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	2,460	2,581
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	715	707
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2019-A, 1.60% 2048 (put 2022)	1,750	1,751
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 2050 (put 2024)	560	548
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 5.00% 2040	1,000	1,226
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2046	500	559
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2051	2,925	3,243
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2056	3,440	3,803
Public Fin. Auth., Hospital Rev. Bonds (WakeMed), Series 2019-A, 5.00% 2044	3,000	3,545
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2031	3,115	3,552
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2032	3,250	3,703
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2040	11,585	13,116
Public Fin. Auth., Lease Dev. Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	4,850	5,474
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2051	430	469
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 2024[1]	925	967
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2054[1]	1,500	1,664
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 2041	3,275	3,582
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 2051	13,175	14,183
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 2050	13,515	13,223
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-B, 5.00% 2028	2,595	3,008
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 2035	1,000	1,144
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	1,000	1,076
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 2040	3,975	4,620
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 2045	1,530	1,762
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2050	1,000	1,088
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2055	1,250	1,356
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2058	2,000	2,308
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	1,000	1,075
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	2,840	3,273
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2058	9,850	11,331
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2034	1,125	1,321
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2044	1,915	2,203
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 2051[1]	590	623
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 2061[1]	1,080	1,127
University of Wisconsin, Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038 (preref. 2023)	3,000	3,147

American Funds Tax-Exempt Funds	205

The Tax-Exempt Bond Fund of America (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 2046	$15,000	$17,172
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 2051	37,555	42,629
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	3,852
		499,827

Wyoming 0.05%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 2044	80	82
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	695	716
Community Dev. Auth., Housing Rev. Bonds, Series 2017-5, 4.00% 2046	2,740	2,889
Community Dev. Auth., Housing Rev. Bonds, Series 2020-2, 3.00% 2049	8,370	8,761
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 2050	1,375	1,486
		13,934

Total bonds, notes & other debt instruments (cost: $25,381,220,000)		26,017,376

Short-term securities 9.72%
Municipals 9.72%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 0.27% 2028[1,2]	17,100	17,100
Freddie Mac, Multi Family Mortgage Certs., Series 2007-M-012, 1.60% 2051 (put 2022)[3,8]	2,086	2,093
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1985, 0.11% 2025[2]	540	540
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project), Series 1993-A, 0.10% 2033[2]	4,160	4,160
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.11% 2029[2]	10,440	10,440
State of Arizona, Health Facs. Auth., Rev. Bonds (Banner Health), Series 2015-B, (SIFMA Municipal Swap Index + 0.25%) 0.31% 2046 (put 2026)[2,8]	6,000	6,000
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 0.11% 2048[2]	33,700	33,700
State of Arizona, City of Mesa, Eastmark Community Facs. Dist. No. 1, G.O. Bonds, Series 2021, BAM insured, 4.00% 7/15/2022	275	279
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-B, 0.09% 2052[2]	9,650	9,650
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.11% 2052[2]	15,015	15,015
State of Arizona, County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 0.17% 2029 (put 2022)[2,8]	4,975	4,975
State of California, Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-D-2, 0.04% 2047[2]	21,790	21,790
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 0.04% 2053[2]	28,425	28,425
State of California, East Bay Municipal Utility Dist., IAM Commercial Paper, Series 2021-A-1, 0.09% 2/3/2022	3,410	3,410
State of California, Educational Facs. Auth., Rev. IAM Commercial Paper (Stanford University), Series 2021-S-3, 0.12% 5/12/2022	15,000	15,000
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-A, 0.08% 2035[2]	25,460	25,460
State of California, G.O. Bonds, Series 2020, 0.03% 2048[2]	3,300	3,300
State of California, IAM Commercial Paper, Series 2021-A-1, 0.09% 2/1/2022	27,725	27,725
State of California, IAM Commercial Paper, Series 2021-A-6, 0.11% 2/2/2022	20,000	20,000
State of California, IAM Commercial Paper, Series 2021-A-2, 0.11% 2/3/2022	12,000	12,000
State of California, IAM Commercial Paper, Series 2022-A-6, 0.07% 3/9/2022	5,705	5,705
State of California, Irvine Ranch Water Dist. Nos. 105, 140, 240 and 250, Consolidated G.O. Bonds, Series 1993, 0.08% 2033[2]	10,100	10,100
State of California, Irvine Ranch Water Dist., Rev. Ref. Bonds, Series 2011-A-1, 0.07% 2037 (put 2022)[2,8]	2,540	2,540
State of California, Irvine Ranch Water Dist., Rev. Ref. Bonds, Series 2011-A-2, 0.09% 2037 (put 2022)[2,8]	6,820	6,820
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	265	261
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-1, 0.08% 2035[2]	2,500	2,500
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-7, 0.09% 2035[2]	15,050	15,050

206	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2001-B-5, 0.04% 2034[2]	$29,600	$29,600
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.07% 2034[2]	4,600	4,600
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.07% 2050[2]	11,100	11,100
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.09% 2051[2]	19,000	19,000
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.08% 2049[2]	32,500	32,500
State of California, City of Los Angeles, Dept. of Water and Power, Water System Demand Rev. Bonds, Series 2001-B-4, 0.09% 2035[2]	16,000	16,000
State of California, City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2001-B, 0.04% 2035[2]	15,900	15,900
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	110,000	111,574
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[2]	15,085	15,085
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/30/2022	2,750	2,791
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.09% 2037[2]	7,020	7,020
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.09% 2037[2]	2,545	2,545
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2005, 0.08% 2025[2]	8,550	8,550
State of California, City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 0.04% 2035[2]	43,470	43,470
State of California, Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 1/1/2023	250	252
State of California, City of Riverside, Electric Rev. Ref. Bonds, Series 2011-A, 0.04% 2035[2]	12,300	12,300
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	22,555	22,708
State of California, Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 2002, 0.08% 2024[2]	15,250	15,250
State of California, Statewide Community Facs. Dist., IAM Commercial Paper, Series 2009-B6, 0.16% 5/11/2022	11,050	11,050
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-2, 0.09% 2032[2]	1,000	1,000
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-B, 1.00% 6/29/2022	110,000	110,317
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-A, 4.00% 6/29/2022	5,000	5,076
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Mortgage Rev. Bonds (Liberty Place Apartments Project), Series 2021, 0.25% 2/1/2022	555	555
District of Columbia, Water and Sewer Auth., Public Utility Multimodal Rev. Bonds, Series 2014-B-1, 0.05% 2050	5,700	5,700
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc.), Series 2010-A, 0.17% 2034 (put 2022)[2,8]	15,315	15,315
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 0.11% 2047[2]	14,295	14,295
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Charles Hight Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[8]	2,615	2,615
State of Georgia, Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Park Homes Apartments Project), Series 2019, 0.25% 8/1/2022 (put 2022)[8]	2,810	2,810
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	45,000	45,486
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.11% 2044[2]	32,285	32,285
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 0.11% 2044[2]	28,470	28,470
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.11% 2044[2]	5,840	5,840
State of Illinois, Joliet Regional Port Dist., Marine Terminal Rev. Ref. Bonds (Exxon Project), Series 1989, 0.11% 2024[2]	7,100	7,100
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.08% 2039[2]	6,000	6,000
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 0.05% 2033[2]	5,000	5,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 0.09% 2041[2]	3,650	3,650
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 0.11% 2041[2]	15,915	15,915
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.11% 2040[2]	8,000	8,000
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 0.11% 2051[2]	10,070	10,070
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 0.11% 2035[2]	67,825	67,825

American Funds Tax-Exempt Funds	207

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 2023	$1,440	$1,493
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 0.10% 2042[2]	4,000	4,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 0.06% 2043[2]	7,300	7,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 0.11% 2043[2]	6,200	6,200
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.06% 2050[2]	42,000	42,000
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 0.12% 2037[2]	41,230	41,230
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2010-B, 0.10% 3/1/2022	25,500	25,500
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2010-A, 0.10% 3/3/2022	16,000	16,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 0.12% 2041 (put 2022)[8]	7,340	7,340
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Harvard University Issue), Series 1999-R, 0.04% 2049[2]	5,135	5,135
State of Massachusetts, Health and Educational Facs. Auth., Rev. Bonds (Partners Healthcare System Issue), Series 2007-C, Assured Guaranty Municipal insured, 0.10% 2042[2]	7,530	7,530
State of Massachusetts, Health and Educational Facs. Auth., Rev. IAM Commerical Paper, Series 2021-A-2, 0.09% 3/1/2022	10,000	10,000
State of Massachusetts, Massachusetts Bay Transportation Auth., General Transportation System Bonds, Demand Obligations, Series 2000-A-2, 0.06% 2030[2]	39,060	39,060
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2018-A-1, 0.05% 2026[2]	4,500	4,500
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax IAM Commercial Paper, Series 2021-B, 0.13% 3/3/2022	4,000	4,000
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-1, 0.12% 2034 (put 2022)[8]	2,245	2,245
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 0.05% 2047[2]	15,500	15,500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.11% 2042[2]	51,960	51,960
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 0.10% 2038[2]	26,065	26,065
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 0.07% 2042[2]	12,450	12,450
State of Michigan, Regents of the University of Michigan, General Rev. IAM Commercial Paper, Series 2009-B, 0.15% 4/5/2022	19,760	19,760
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 0.05% 2038[2]	20,000	20,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-D, 0.06% 2030[2]	14,980	14,980
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-E, 0.10% 2030[2]	7,175	7,175
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.10% 2030[2]	6,400	6,400
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 0.11% 2030[2]	500	500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-G, 0.10% 2035[2]	1,135	1,135
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 0.06% 2030[2]	16,650	16,650
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 0.11% 2030[2]	27,000	27,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-G, 0.10% 2035[2]	25,135	25,135
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 0.11% 2035[2]	32,800	32,800
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 0.11% 2035[2]	12,465	12,465
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.10% 2023[2]	23,590	23,590
State of Nevada, Housing Division, Single Family Mortgage Rev. Bonds, Series 2021-D, 0.25% 12/1/2022	1,535	1,529
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.11% 2041[2]	44,960	44,960
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2002-C, 0.12% 5/4/2022	6,700	6,700
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.09% 2039[2]	2,500	2,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2019-B-1, 5.00% 5/15/2022	2,025	2,049

208	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-2S, 4.00% 2/1/2022	$6,800	$6,800
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2020-A-1, 5.00% 2023	785	818
State of New York, New York City G.O. Bonds, Series 2008-C-4, Assured Guaranty Municipal insured, 0.24% 2027[2]	18,175	18,175
State of New York, New York City G.O. Bonds, Series 2004-H-8, 0.05% 2034[2]	3,040	3,040
State of New York, New York City G.O. Bonds, Series 2005-E-3, 0.06% 2034[2]	14,090	14,090
State of New York, New York City G.O. Bonds, Series 2006-E-4, 0.06% 2034[2]	11,675	11,675
State of New York, New York City G.O. Bonds, Series 2006-E-2, 0.11% 2034[2]	25,215	25,215
State of New York, New York City G.O. Bonds, Series 2010-G-4, 0.07% 2039[2]	35,615	35,615
State of New York, New York City G.O. Bonds, Series 2013-F-3, 0.11% 2042[2]	38,520	38,520
State of New York, New York City G.O. Bonds, Series 2021-2, 0.12% 2042[2]	6,995	6,995
State of New York, New York City G.O. Bonds, Series 2021-3, 0.13% 2042[2]	8,460	8,460
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.12% 2044[2]	3,300	3,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2000-C, 0.06% 2033[2]	28,400	28,400
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2012-A-2, 0.10% 2044[2]	17,620	17,620
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 0.06% 2038[2]	32,530	32,530
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 0.11% 2044[2]	6,800	6,800
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.11% 2045[2]	8,850	8,850
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2013-AA-2, 0.07% 2046[2]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.11% 2048[2]	12,270	12,270
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.11% 2049[2]	2,300	2,300
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 0.12% 2050[2]	11,585	11,585
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1999-A-1, 0.06% 2028[2]	32,700	32,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 0.11% 2041[2]	5,535	5,535
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2014-B-3, 0.12% 2042[2]	19,700	19,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-A-4, 0.12% 2043[2]	16,840	16,840
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 0.12% 2045[2]	16,445	16,445
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-4, 0.12% 2045[2]	5,500	5,500
State of Ohio, County of Franklin, Rev. Bonds (CHE Trinity Health Credit Group), Series 2013, 0.23% 2046 (put 2022)[8]	18,000	18,000
State of Ohio, Higher Educational Facs. Auth., Rev. IAM Commercial Paper, Series 2008-B-5, 0.10% 2/3/2022	5,000	5,000
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 0.10% 2039[2]	1,300	1,300
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 0.10% 2052[2]	30,800	30,800
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2013, 0.15% 2033[2]	26,415	26,415
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2015-B, 0.15% 2045[2]	2,400	2,400
Territory of Puerto Rico, Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 7/1/2022	320	325
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 0.30% 2024 (put 2024)[8]	2,585	2,537
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.10% 2048[2]	16,945	16,945
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 0.12% 2033[2]	2,710	2,710
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.12% 2032[2]	2,875	2,875
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2008, Bank of America LOC, 0.12% 2038[2]	1,480	1,480
State of Texas, County of Alachua, Health Facs. Auth., IAM Commercial Paper, Series 2019-B-1, 0.11% 2/3/2022	5,000	5,000
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2022-F-1, 0.17% 4/12/2022	5,200	5,200
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 0.10% 2041[2]	9,500	9,500

American Funds Tax-Exempt Funds	209

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.11% 2024[2]	$17,530	$17,530
State of Texas, County of Harris, Cultural Education Facs. Fin. Corp., Rev. IAM Commercial Paper, Series 2021-C-1, 0.10% 2/2/2022	39,325	39,325
State of Texas, County of Harris, Hospital Rev. IAM Commercial Paper, Series 2021-B-1, 0.14% 4/1/2022	50,000	50,000
State of Texas, County of Harris, IAM Commercial Paper, Series 2022-C, 0.08% 2/2/2022	8,035	8,035
State of Texas, County of Harris, IAM Commercial Paper, Series 2022-D, 0.08% 2/3/2022	11,018	11,018
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.11% 2024[2]	14,300	14,300
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 0.11% 2024[2]	14,300	14,300
State of Texas, County of Harris, Metropolitan Transportation Auth., IAM Commercial Paper, Series 2021-A-1, 0.10% 2/2/2022	29,100	29,100
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.07% 2034[2]	25,000	25,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 0.07% 2034[2]	5,000	5,000
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2021, 4.25% 6/30/2022	10,000	10,159
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco, Inc. Project), Series 1994, 0.11% 2024[2]	22,900	22,900
State of Texas, Lovejoy Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2021, 0% 2/15/2022	1,360	1,360
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2011, 0.09% 2051[2]	1,165	1,165
State of Texas, North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.25% 2032 (put 2022)[8]	1,415	1,415
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 0.11% 2040[2]	18,600	18,600
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.11% 2/9/2022	25,000	25,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.12% 2/10/2022	10,700	10,700
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A-2, 0.12% 2/17/2022	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.09% 3/7/2022	14,000	14,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A, 0.08% 3/2/2022	20,000	20,000
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 0.03% 2038[2]	28,985	28,985
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2022-A, 0.11% 3/4/2022	15,000	15,000
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 0.05% 2033[2]	44,900	44,900
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2021-A, 0.10% 2/2/2022	13,500	13,500
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2021-A, 0.13% 2/10/2022	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2021-A, 0.12% 2/14/2022	15,000	15,000
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2022-A, 0.08% 2/18/2022	25,000	25,000
State of Vermont, Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 5/1/2022	170	171
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 0.11% 2036[2]	16,435	16,435
State of Virginia, County of Loudoun, Industrial Dev. Auth., Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 0.05% 2038[2]	3,025	3,025
State of Wisconsin, IAM Commercial Paper, Series 2016-A, 0.12% 2/3/2022	24,449	24,449

210	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.11% 2044[2]	$26,510	$26,510
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.11% 2044[2]	14,775	14,775
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1992, 0.11% 12/1/2022[2]	7,800	7,800
Total short-term securities (cost: $2,787,949,000)		2,787,715
Total investment securities 100.46% (cost: $28,169,169,000)		28,805,091
Other assets less liabilities (0.46%)		(132,253)

Net assets 100.00%		$28,672,838

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	12,865	March 2022	(1,533,548)	$11,012
10 Year Ultra U.S. Treasury Note Futures	Short	1,623	March 2022	(231,810)	1,280
					$12,292

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $777,415,000, which represented 2.71% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $3,807,000, which represented .01% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Assn.

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	211

American High-Income Municipal Bond Fund	unaudited
Investment portfolio January 31, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the lowest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 89.75%	Principal amount (000)	Value (000)
Alabama 0.58%
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$567
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	5,000	5,051
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020, AMT, 6.375% 2050 (put 2030)	2,500	3,143
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	5,050	5,766
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,171
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,000	2,343
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	7,175	8,082
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,734
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	761
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	594
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	5,530	6,271
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2028	250	178
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2034	2,500	1,085
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2035	17,475	6,989
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2036	7,500	2,756
County of Jefferson, Sewer Rev. Warrants, Convertible Capital Appreciation Warrants, Series 2013-F, 0% 2046 (7.75% on 10/1/2023)[1]	2,500	2,569
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,759
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	6,155	6,260
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 2051 (put 2031)	8,000	9,160
		67,239

Alaska 0.07%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	2,545	2,729
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2033	2,000	2,141
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2034	2,000	2,140
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, 0% 2066	5,500	926
		7,936

American Samoa 0.14%
Econ. Dev. Auth., General Rev. Bonds, Series 2021-A, 5.00% 2038[2]	1,500	1,789
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 2038[2]	11,000	13,912
		15,701

212	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona 3.09%
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2028	$750	$902
Agricultural Improvement and Power Dist., Electric System Rev. Bonds (Salt River Project), Series 2021-A, 5.00% 2029	930	1,142
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2022[2]	500	504
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023[2]	180	185
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 2029[2]	770	792
Town of Buckeye, Community Facs. Dist. No. 1 (Verrado), G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 2033[2]	700	719
Town of Florence, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Project - Queen Creek and Casa Grande Campuses), Series 2013, 5.75% 2033 (preref. 2023)	250	267
City of Glendale, Industrial Dev. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.125% 2033	475	439
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	440	435
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	600	568
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,545	1,424
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 2033	745	789
City of Glendale, Industrial Dev. Auth., Rev. Ref. Bonds (The Terraces of Phoenix Project), Series 2018-A, 5.00% 2048	850	888
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks - Insirata Pointe), Series 2020-A, 5.00% 2056	4,000	4,415
City of Glendale, Industrial Dev. Auth., Senior Living Rev. Bonds (Royal Oaks Life Care Community), Series 2016, 5.00% 2039	2,250	2,406
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2037	1,100	1,233
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2038	600	672
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2039	750	838
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2040	800	892
Industrial Dev. Auth., Charter School Social Rev. Bonds (Equitable School Revolving Fund), Series 2020, 4.00% 2050	2,500	2,751
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2041	270	284
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2051	670	700
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Jerome Fac. Project), Series 2021-B, 4.00% 2061	3,080	3,202
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 2041	1,000	1,090
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 2051	450	484
Industrial Dev. Auth., Education Fac. Rev. Bonds (Kipp NYC Public Charter Schools - Macombs Fac. Project), Series 2021-A, 4.00% 2061	2,220	2,369
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2039[2]	3,500	3,661
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2049[2]	7,750	8,059
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2054[2]	6,000	6,232
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 2038[2]	1,200	1,359
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 2039[2]	780	886
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 2047[2]	2,230	2,464
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 2048[2]	2,500	2,815
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 2049[2]	1,400	1,566
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 2051[2]	570	632
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 2053[2]	3,750	4,234

American Funds Tax-Exempt Funds	213

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2019, 5.00% 2054[2]	$1,000	$1,115
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 2027[2]	2,600	2,769
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2037[2]	675	766
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[2]	1,500	1,682
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2047[2]	2,125	2,384
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2047[2]	1,035	1,161
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[2]	3,200	3,570
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[2]	9,750	10,914
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[2]	3,450	3,862
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2051[2]	1,550	1,735
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[2]	940	997
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[2]	1,575	1,783
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2049[2]	2,250	2,518
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 2037[2]	1,350	1,372
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2047[2]	4,830	4,909
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2052[2]	2,500	2,540
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 2040[2]	1,850	1,950
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Cadence Campus Project), Series 2020-A, 4.00% 2050[2]	2,480	2,583
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2038[2]	1,960	2,223
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2048[2]	3,230	3,628
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 2029[2]	540	571
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2039[2]	440	493
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2049[2]	800	884
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class X, interest only, 0.976% 2033[3,4]	158,400	8,351
Industrial Dev. Auth., Municipal Certs., Series 2019-2, Class A, 3.625% 2033	19,824	21,299
County of La Paz, Industrial Dev. Auth, Education Fac. Lease Rev. Bonds (Charter School Solutions Albuquerque School of Excellence Project), Series 2016-A, 5.00% 2046[2]	5,400	5,547
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2038[2]	2,000	2,390
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2052[2]	3,625	4,267
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 4.00% 2026[2]	1,160	1,155
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 4.375% 2031[2]	3,380	3,367
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 2039[2]	3,500	4,055
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 2041[2]	1,020	1,110
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-B, 5.00% 2044[2]	7,000	6,972
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 5.25% 2045	4,075	4,857
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 2049[2]	3,500	4,000
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2020, 4.00% 2050	3,620	3,943
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 2051[2]	1,390	1,490

214	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2019-B, 5.00% 2054[2]	$2,525	$2,876
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional Schools Projects), Series 2021-A, 4.00% 2056[2]	1,350	1,434
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2036[2]	2,750	3,030
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2047[2]	10,580	11,485
County of Maricopa, Pollution Control Corp., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2000-A, 2.40% 2035	1,825	1,739
County of Maricopa, Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2040	2,000	2,137
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[2]	6,080	6,633
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[2]	1,500	1,636
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[2]	5,500	5,957
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[2]	7,100	7,687
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 2024[2]	800	849
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 2026[2]	2,620	2,758
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 2034[2]	1,560	1,751
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2035[2]	1,590	1,729
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2041[2]	15,075	16,627
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[2]	6,900	7,741
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2045[2]	2,250	2,426
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2046[2]	2,500	2,742
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.00% 2038[2]	3,100	3,151
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2019-A, 5.00% 2039[2]	410	417
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.25% 2048[2]	3,000	3,049
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2019-A, 5.00% 2049[2]	1,185	1,203
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Excellence - Oro Valley Projects), Series 2018-A, 5.25% 2053[2]	4,980	5,060
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,070
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 2041[2]	3,500	3,577
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 2041[2]	630	650
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 2051[2]	2,280	2,323
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy Project), Series 2021, 4.00% 2057[2]	695	704
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 2034[2]	725	774
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 2039[2]	655	697
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 2049[2]	1,100	1,162
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (American Leadership Academy), Series 2019, 5.00% 2052[2]	2,150	2,270

American Funds Tax-Exempt Funds	215

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Arizona (continued)
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 3.25% 2024[2]	$210	$214
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 2029[2]	300	325
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 2034[2]	400	427
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 2039[2]	500	529
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Bonds (Imagine East Mesa Charter Schools Project), Series 2019, 5.00% 2049[2]	1,500	1,571
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 2051[2]	4,500	4,545
County of Pima, Industrial Dev. Auth., Education Fac. Rev. Ref. Bonds (American Leadership Academy Project), Series 2022, 4.00% 2057[2]	5,000	5,019
County of Pima, Industrial Dev. Auth., Rev. Bonds (Tucson Medical Center), Series 2021-A, 4.00% 2046	3,705	4,190
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1 LLC Project), Capital Appreciation Bonds, Series 2021-B, AMT, 0% 2033[1]	5,854	5,947
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1 LLC Project), Capital Appreciation Bonds, Series 2021-B, AMT, 0% 2033[2,4]	11,822	12,010
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 2022	210	214
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 2038	3,935	4,236
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-A, 4.00% 2046	3,000	3,157
City of Tempe, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Friendship Village of Tempe Project), Series 2021-B, 4.00% 2056	2,130	2,209
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 2050	1,600	1,757
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe Project), Series 2019, 5.00% 2054	1,850	2,028
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 2027	4,515	4,451
		355,683

Arkansas 0.13%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 1.61% 2044 (put 2022)[4]	1,725	1,725
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 2049[2]	2,735	2,953
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 2049[2]	9,250	10,197
		14,875

California 5.18%
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	100	110
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	164
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	175
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	350
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046 (preref. 2024)	2,000	2,175
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047 (preref. 2022)	3,500	3,565
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-B, 2.85% 2047 (put 2025)	10,000	10,406
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, (Los Angeles County Securitization Corp.), Series 2020-B-1, 5.00% 2049	2,000	2,326
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds, (Los Angeles County Securitization Corp.), Capital Appreciation Bonds, Series 2020-B-1, 0% 2055	9,000	1,720
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.70% 2024	600	607
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.80% 2025	650	658
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.90% 2026	625	632

216	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 2023	$955	$1,032
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 2040	5,000	2,950
Coast Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-F, 0% 2042	5,000	2,739
Community Housing Agcy., Essential Housing Rev. Bonds (Aster), Series 2021-A-1, 4.00% 2056[2]	6,430	6,476
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-2, 4.00% 2046[2]	3,000	2,754
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 2056[2]	285	233
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-2, 4.00% 2047[2]	2,500	2,290
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2056[2]	24,510	24,465
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 2049[2]	3,525	3,620
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2034	1,000	709
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2036	1,100	725
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	665
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	689
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 2057[2]	12,495	10,734
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (777 Place - Pomona), Series 2021-B, 4.00% 2057[2]	2,000	1,732
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Acacia on Santa Rosa Creek), Series 2021-A, 4.00% 2056[2]	6,970	7,087
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-A-2, 3.00% 2057[2]	10,770	8,783
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 2057[2]	890	786
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Dublin), Series 2021-A-2, 3.00% 2057[2]	7,500	6,205
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-1, 3.00% 2048[2]	1,500	1,221
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 2058[2]	17,520	16,344
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-B, 4.00% 2059[2]	3,000	2,338
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay-Hawthorne), Series 2021-A-2, 3.25% 2056[2]	10,655	9,018
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Millennium South Bay-Hawthorne), Series 2021-B, 4.00% 2058[2]	7,250	6,357
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (MODA at Monrovia Station), Series 2021-A-2, 4.00% 2056[2]	5,585	5,554
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Park Crossing Apartments), Series 2021-A, 3.25% 2058[2]	10,000	8,154
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 2056[2]	4,705	3,767
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-B, 4.00% 2056[2]	725	611
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 2057[2]	4,710	3,982
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 2056[2]	12,715	12,734
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Vineyard Garden Apartments), Series 2021-A, 3.25% 2058[2]	3,605	2,941
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Waterscape Apartments), Series 2021-B, 4.00% 2046[2]	2,250	2,056
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 2057[2]	17,760	14,260
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-B, 4.00% 2057[2]	3,980	3,471
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2045	780	844

American Funds Tax-Exempt Funds	217

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2051	$780	$839
Eastern Municipal Water Dist., Water and Wastewater Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.10%) 0.16% 2046 (put 2024)[4]	6,500	6,502
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	3,150	3,445
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2016-U-7, 5.00% 2046	2,000	2,866
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2019-V-1, 5.00% 2049	2,500	3,650
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2033	4,000	4,102
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2038	1,210	748
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2039	1,000	595
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2040	1,000	571
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2021-C, 4.00% 2043	3,674	4,080
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2034	1,000	742
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	1,000	718
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2013-A, 0% 2042	5,000	2,786
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047 (preref. 2022)	180	183
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, , 0% 2066	123,700	19,766
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	5,000	3,962
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2045	10,700	12,212
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2061	14,085	15,875
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Capital Appreciation Bonds, Series 2020-B, 0% 2061[1,2]	10,000	5,787
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 2049	1,500	1,646
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2051	2,750	3,073
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 2035[3,4]	27,589	536
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.796% 2035[3,4]	62,251	4,016
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.816% 2035[3,4]	15,695	1,010
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	4,328	4,707
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 2035	8,363	9,506
Housing Fin. Agcy., Municipal Certs., Series 2021-3, 0.764% 2036[3]	31,600	2,202
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	4,854	5,189
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 2036	1,000	1,066
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 2056[2]	1,760	1,895
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 2061[2]	39,495	2,863
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	390
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	590	657
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	684
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	417
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 2036	350	386
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2020, 4.00% 2050	1,100	1,197
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2027	70	78
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,685	2,959
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	3,330	3,659
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2040	120	132
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2045	275	301
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2049	675	735
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	730	768
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	538
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2034	2,930	3,614

218	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2035	$3,625	$4,465
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 2038	4,920	6,036
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	1,800	2,718
Madera Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2005, National insured, 0% 2030	4,000	3,380
Morongo Band of Mission Indians, Rev. Ref. Bonds, Series 2018-B, 5.00% 2042[2]	11,415	13,194
Municipal Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Multiple Projects), Series 2014-A, 6.00% 2023	250	259
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	834
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	1,919
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 2035[2]	2,035	2,281
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	5,600	6,246
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	839
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,280
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,051
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2046	1,185	1,155
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 4.00% 2029[2]	420	439
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 2049[2]	1,525	1,614
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 2057[2]	1,100	1,160
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	11,455	12,260
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	3,005	3,439
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,192
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,767
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 2039	425	484
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 2039[2]	525	579
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 2049[2]	2,000	2,184
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 2044 (put 2023)	460	458
Municipal Fin. Auth., Special Fin. Agcy. VII, Essential Housing Rev. Bonds (The Breakwater Apartments), Series 2021-A-1, 3.00% 2056[2]	2,000	1,610
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2057[2]	14,665	12,099
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 2056[2]	4,490	3,624
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2046	290	328
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2051	2,240	2,263
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2054	805	810
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 0.863% 2027[4]	7,460	7,430
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	560	617
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 2041	220	232
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 2051	1,175	1,220
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,160	2,492
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	2,750	2,321
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	7,368
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,981
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	3,250	3,330

American Funds Tax-Exempt Funds	219

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 2027[2]	$1,015	$1,018
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 2028[2]	1,000	1,004
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-1, 3.125% 2029[2]	1,575	1,585
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2036[2]	625	715
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2046[2]	240	268
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2051[2]	710	792
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2056[2]	645	717
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2024 (preref. 2023)	20	21
Public Works Board, Lease Rev. Bonds (Trustees of the California State University), Series 2013-H, 5.00% 2029 (preref. 2023)	5	5
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	534
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039 (preref. 2023)	1,785	1,913
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035 (preref. 2024)	425	466
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2038	3,750	4,258
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2048	4,545	5,109
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2041	1,015	1,072
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2046	1,535	1,611
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2051	2,715	2,843
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 2039	4,210	2,610
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,000	1,106
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	455	502
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2031	595	656
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	500	551
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 0.664% 2034[4]	5,000	4,927
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2027	355	404
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2028	785	890
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2029	245	277
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2030	245	277
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 2049	4,000	4,712
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2046	1,155	1,258
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2051	1,140	1,239
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 2042[2]	2,005	2,135
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 2052[2]	1,500	1,577
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2036[2]	440	488
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2051[2]	3,330	3,626
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	500	508

220	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	$910	$961
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	767
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, AMT, BAM insured, 4.00% 2034	1,600	1,822
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	1,000	1,062
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	2,800	2,924
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	2,000	2,255
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[2]	1,000	1,117
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[2]	1,000	1,084
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2028[2]	585	644
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2043[2]	760	834
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[2]	1,850	1,972
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 2047[2]	750	811
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 2052[2]	250	271
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2037[2]	360	399
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[2]	1,470	1,605
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	8,965	9,955
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	440	489
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2052[2]	2,350	2,541
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2022[2]	385	389
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2023[2]	400	415
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2024[2]	420	444
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2025[2]	235	253
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	1,000	1,103
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2027	100	103
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2028	120	123
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2030	175	179
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2031	460	469
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	124
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	850	929
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	2,903
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[2]	275	320
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[2]	370	428
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	465	486
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,506
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[2]	13,275	15,061
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042 (preref. 2022)	1,000	1,036
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	720	833
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	3,750	4,134
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2040	1,150	1,309
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	4,705	4,860

American Funds Tax-Exempt Funds	221

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	$275	$281
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 2054	10,735	2,013
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,505
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2015-O, 5.00% 2022 (escrowed to maturity)	2,760	2,792
		597,010

Colorado 8.94%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 2047[5]	513	524
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2037	1,283	1,336
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 2047	500	520
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 2047[5]	2,488	2,606
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2038	840	931
County of Adams, Bradburn Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2047	1,200	1,312
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 2047[5]	670	686
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 2027	906	944
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2037	1,055	1,102
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	3,170	3,302
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 2047[5]	500	513
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 2032	763	794
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2047	7,250	7,545
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 4.00% 2031	525	538
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2041	2,350	2,516
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-A, 5.00% 2050	5,000	5,319
County of Adams, Clear Creek Transit Metropolitan Dist. No. 2, Rev. Supported Limited Tax G.O. Bonds, Series 2021-B, 7.90% 2050[5]	1,125	1,091
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2039[2]	1,245	1,328
County of Adams, DIATC Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2049[2]	2,000	2,123
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 2049	1,475	1,560
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 2049[5]	816	841
County of Adams, Rocky Mountain Rail Park Metropolitan Dist., Limited Tax G.O. and Enterprise Rev. Bonds, Series 2021-A, 5.00% 2051[2]	7,350	7,063
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 2044	1,870	1,935
County of Arapahoe, Copperleaf Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 2049	4,500	4,797
County of Arapahoe, Copperleaf Metropolitan Dist. No. 9, G.O. Limited Tax Bonds, Series 2021, 4.875% 2051[5]	5,000	4,812
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 1, Limited Tax G.O. and Special Rev. Ref. Bonds, Series 2020-A, 5.00% 2049	2,087	2,180
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 2026	840	845
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 2031	555	546
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.00% 2041	1,500	1,414

222	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Arapahoe, Fitzsimons Village Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2021-A-1, 4.25% 2055	$4,840	$4,535
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 2027	2,690	2,810
County of Arapahoe, Powhaton Road Metropolitan Dist. No. 3, Limited Tax Supported Rev. Bonds, Series 2021, 5.00% 2051[5]	5,960	5,807
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	1,685	1,959
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	3,345	3,858
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	6,000	6,869
City of Arvada, Canyon Pines Metropolitan Dist., Special Improvement Dist. No. 1, Special Assessment Rev. Bonds, Series 2021-A-2, 3.75% 2040	5,000	4,623
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 2039	650	694
City of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 2049	925	980
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-A, 5.125% 2047	1,116	1,162
City of Arvada, Leyden Ranch Metropolitan Dist., Limited Tax G.O. Tax Bonds, Series 2017-B, 7.00% 2047[5]	500	512
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2035	2,000	2,127
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	1,052
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-B-3, 8.25% 2050[2,5]	606	629
City of Arvada, Sabell Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2020-A, 5.00% 2050[2]	1,060	1,134
City of Arvada, Westown Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047 (preref. 2022)	1,368	1,457
Town of Ault, Conestoga Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021-A-3, 5.25% 2051[5]	1,625	1,646
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 2040	1,000	1,077
City of Aurora, Aurora Crossroads Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 2050	1,000	1,068
City of Aurora, Buckley Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 2051	29,160	27,690
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 2031	609	628
City of Aurora, Colorado International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 2046	3,140	3,238
City of Aurora, Colorado International Center Metropolitan Dist. No. 7, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2021, 0% 2051[1]	14,150	10,389
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 2026	2,642	2,806
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 2033	3,040	3,232
City of Aurora, Colorado Science and Technology Park Metropolitan Dist. No.1, Special Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 2048	3,125	3,308
City of Aurora, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 2027	1,500	1,565
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2020-B, 7.875% 2049[5]	933	991
City of Aurora, HM Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Convertible Bonds, Capital Appreciation Bonds, Series 2021, 0% 2051[1]	57,557	37,997
City of Aurora, Horizon Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021-A-3, 4.50% 2051[2,5]	3,205	3,103
City of Aurora, Inspiration Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-B, 5.00% 2036	813	782
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 2048	13,490	14,173
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-B, 7.25% 2051[5]	524	498
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 3.75% 2041	1,555	1,523
City of Aurora, Pronghorn Valley Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A, 4.00% 2051	2,625	2,580
City of Aurora, Senac South Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 5.25% 2051[5]	10,415	10,065
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 2035 (preref. 2023)[5]	636	726

American Funds Tax-Exempt Funds	223

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 4.50% 2028 (preref. 2023)	$392	$415
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 2037 (preref. 2023)	550	607
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 2043 (preref. 2023)	500	551
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	2,265	2,503
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	600	663
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	3,085	3,361
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	447	476
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.125% 2038 (preref. 2024)	2,070	2,212
City of Aurora, Transport Metropolitan Dist. No. 3, G.O. Limited Tax Bonds, Series 2021-A-1, 4.125% 2031	800	864
City of Aurora, Transport Metropolitan Dist. No. 3, G.O. Limited Tax Bonds, Capital Appreciation Bonds, Series 2021-A-1, 4.125% 2051[1]	3,000	2,667
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Convertible Rev. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 2036	3,500	2,609
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Convertible Rev. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 2041	5,000	3,705
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Convertible Rev. Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 2051[1]	5,375	3,909
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.00% 2041	2,135	2,025
City of Aurora, Windler Public Improvement Auth., Limited Tax Supported Rev. Bonds, Series 2021-A-1, 4.125% 2051	22,000	20,611
Town of Bennett, Section 27 Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.50% 2051[5]	4,160	3,907
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 2040	515	557
City of Brighton, Brighton Crossing Metropolitan Dist. No. 6, Limited Tax G.O. Bonds, Series 2020-A, 5.00% 2050	2,000	2,145
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 2047	1,000	1,053
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	2,411	2,208
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	1,000	918
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	1,000	918
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	800	735
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	700	643
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	692	636
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	658	604
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	650	597
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	51	47
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-D, 7.85% 2047[5]	38	35
City of Brighton, Prairie Corner Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 2051	3,000	2,877
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2038	6,700	7,113
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.125% 2048	10,325	10,928
City and County of Broomfield, Aspen Street Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 5.125% 2050[5]	5,389	5,448
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 2042	555	587
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-A, 5.00% 2051	1,000	1,051
City and County of Broomfield, Baseline Metropolitan Dist. No. 1, Special Rev. Bonds, Series 2021-B, 7.50% 2051	2,190	2,097
City and County of Broomfield, BBC Metropolitan Dist., G.O. Limited Tax Rev. Ref. Bonds, Series 2021, 4.75% 2051	15,745	15,212

224	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2021-A-2, 5.00% 2049[2]	$1,440	$1,548
City and County of Broomfield, Broomfield Village Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2021-A-2, 5.00% 2049[2]	735	774
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.00% 2025	1,525	1,430
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 5.75% 2046	4,950	4,090
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Rev. Ref. and Improvement Bonds, Series 2015, 6.00% 2050	4,200	3,505
City and County of Broomfield, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 4.00% 2031	650	661
City and County of Broomfield, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 2051	575	600
City and County of Broomfield, MidCities Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2016-B, 7.75% 2046[5]	1,428	1,458
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2019, 7.25% 2049[5]	4,712	4,801
City and County of Broomfield, Palisade Park North Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.50% 2051	37,562	35,719
Town of Castle Rock, Castleview Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 5.00% 2050[5]	4,720	4,539
Town of Castle Rock, Lanterns Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A-3, 4.50% 2050[5]	2,830	2,593
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 2026	500	511
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2030	5,140	5,302
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,620	1,671
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2046	5,200	5,361
City of Colorado Springs, Banning Lewis Ranch Metropolitan Dist. No. 8, Limited Tax G.O. Bonds, Series 2021, 4.875% 2051[2,5]	3,000	2,823
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 4.00% 2029	5,650	5,762
City of Colorado Springs, Copper Ridge Metropolitan Dist., Tax Increment and Sales Tax Rev. Bonds, Series 2019, 5.00% 2043	4,500	4,741
City of Colorado Springs, Greenways Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 2051[5]	2,116	1,989
City of Colorado Springs, Peak Metropolitan Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-B, 7.625% 2051[2,5]	1,651	1,623
Town of Columbine Valley, Wild Plum Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 5.00% 2049	595	636
Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 2047[5]	2,953	3,091
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 2041	520	556
Commerce City, Nexus North at DIA Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 2051	570	603
Commerce City, Reunion Metropolitan Dist., Special Rev. Bonds, Series 2021-A, 3.625% 2044	7,225	6,775
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 2048	2,475	2,597
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 2040[2]	1,325	1,436
City and County of Denver, Broadway Park North Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2020, 5.00% 2049[2]	1,550	1,670
City and County of Denver, Broadway Station Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Convertible Capital Appreciation Bonds, Series 2019-B, 0% 2049 (7.50% on 12/1/2027)[1]	20,665	13,808
City and County of Denver, Colorado International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 2046	6,475	6,893
City and County of Denver, Denver Gateway Meadows Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 6.00% 2051[5]	9,580	9,170
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	1,655	1,730
City and County of Denver, Loretto Heights Community Auth., Special Rev. Bonds, Series 2021, 4.875% 2051[5]	6,000	5,929
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	1,700	1,917
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	2,500	2,812
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,114
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,061
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[2]	6,550	7,037
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[2]	3,330	3,576

American Funds Tax-Exempt Funds	225

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of Douglas, Canyons Metropolitan Dist. No. 3, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.50% 2051	$16,000	$15,151
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 2041	515	534
County of Douglas, Chambers Highpoint Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2021, 5.00% 2051	835	852
County of Douglas, Cielo Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-3, 5.25% 2050[5]	2,500	2,555
County of Douglas, Hilltop Metropolitan Dist., Limited Tax G.O. Bonds, Series 2020-A, 6.25% 2050	1,655	1,685
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 0.383% 2039 (put 2024)[4]	1,020	1,019
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 2037	5,065	2,635
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010, 0% 2040	3,610	2,158
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2041	85	92
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2051	300	320
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Aspen View Academy Project), Series 2021, 4.00% 2061	495	522
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2034[2]	300	331
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2051[2]	900	968
Educational and Cultural Facs. Auth., Charter School Rev. Bonds (Vega Collegiate Academy Project), Series 2021-A, 5.00% 2061[2]	1,435	1,536
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (University of Denver), Series 2007, National insured, 5.25% 2025	1,000	1,093
County of El Paso, Flying Horse Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2019, 6.00% 2049[2,5]	2,965	3,101
County of El Paso, Glen Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 4.25% 2051	2,870	2,694
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 2041[2]	1,700	1,816
County of Elbert, Elbert and Highway 86 Commercial Metropolitan Dist., Special Rev. and Tax Supported Rev. Ref. and Improvement Bonds, Series 2021-A, 5.00% 2051[2]	3,000	3,171
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 2049	4,700	4,996
Town of Elizabeth, Highway 86 Metropolitan Dist., G.O. Limited Tax Cash Flow Bonds, Series 2021-A-3, 5.125% 2051[5]	1,015	1,020
Town of Erie, Erie Commons Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 6.95% 2054[5]	3,100	3,201
Town of Erie, Jay Grove Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.25% 2051[5]	1,225	1,147
Town of Erie, Westerly Metropolitan Dist. No. 4, G.O. Limited Tax Bonds, Series 2021-A-1, 5.00% 2040	1,000	1,073
Town of Erie, Westerly Metropolitan Dist. No. 4, G.O. Limited Tax Bonds, Series 2021-A-1, 5.00% 2050	1,500	1,594
Town of Erie, Westerly Metropolitan Dist. No. 4, G.O. Limited Tax Bonds, Capital Appreciation Bonds, Series 2021-A-2, 0% 2050[1]	1,000	838
Town of Firestone, Cottonwood Hollow Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 2051	13,573	12,832
City of Fort Collins, Harmony Technology Park Metropolitan Dist. No. 2, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017, 5.00% 2047 (preref. 2022)	5,270	5,618
City of Fort Collins, Waters’ Edge Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.00% 2051[5]	4,445	4,234
City of Fort Lupton, Lupton Village Residential Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.625% 2051[5]	5,130	4,823
Town of Frederick, Hidden Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021-A-3, 4.625% 2045[2,5]	1,145	1,085
County of Grand, Roam Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 6.00% 2051	21,375	20,216
City of Greeley, Lake Bluff Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2021, 5.25% 2051	25,500	24,535
City of Greeley, Westgate Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.375% 2051	12,538	12,070
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	11,747
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	3,000	3,379
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,689
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,658
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,300	2,704

226	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	$1,000	$1,126
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047 (preref. 2027)	3,520	4,138
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	4,600	4,670
Health Facs. Auth., Hospital Rev. Bonds (Parkview Medical Center, Inc. Project), Series 2020-A, 4.00% 2050	1,150	1,290
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-A-2, 4.00% 2049	5,000	5,447
Health Facs. Auth., Rev. Bonds (CommonSpirit Health), Series 2019-B-2, 5.00% 2049 (put 2026)	1,000	1,133
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,480	2,818
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[6]	2,500	1,375
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[6]	5,500	3,025
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2027	1,055	1,109
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2039	2,045	2,150
Health Facs. Auth., Rev. Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2048	3,890	4,089
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 4.00% 2038	1,700	1,798
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2019, 5.00% 2038	2,800	3,094
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Neighborhoods Project), Series 2021, 4.00% 2042	1,965	2,092
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 2027	480	553
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2031	2,395	2,737
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2032	850	969
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	2,300	2,616
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2047	1,500	1,690
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	808
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	3,345	3,560
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	7,677
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,555	1,724
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	6,525	6,764
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	210	231
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,088
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 2041	1,320	1,369
Health Facs. Auth., Rev. Ref. Bonds (Frasier Project), Series 2023-A, 4.00% 2048	4,210	4,287
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	990	1,061
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-B, Class I, 3.75% 2050	1,715	1,825
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Special Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2049	3,420	3,610
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 2041	2,250	2,444
County of Jefferson and City and County of Broomfield, Verve Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2021, 5.00% 2051	1,770	1,905
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 2041	725	747
County of Jefferson, Hogback Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2021-A-3, 5.00% 2051	1,550	1,571
County of Jefferson, RRC Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 5.25% 2051	20,000	18,910
County of Jefferson, Three Hills Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.625% 2051	12,205	11,565
Town of Johnstown, Johnstown Farms East Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 2051[2]	1,500	1,442
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 2039	1,400	1,501
Town of Johnstown, Thompson Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2019, 5.00% 2049	6,875	7,295

American Funds Tax-Exempt Funds	227

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
County of La Plata, Three Sprints Metropolitan Dist. No. 1, Limited Tax G.O. Rev. Ref. Bonds, Series 2020-B, 7.125% 2050[5]	$1,685	$1,672
County of Larimer, East Fossil Creek Ranch Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021-A, 6.00% 2048[5]	4,750	4,572
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 2028[5]	1,140	1,195
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 2041	2,500	2,512
City of Lone Tree, Rampart Range Metropolitan Dist. No. 5, Limited Tax Supported and Special Rev. Bonds, Series 2021, 4.00% 2051	5,800	5,770
City of Loveland, Cascade Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.00% 2051	3,000	2,867
City of Loveland, Eagle Brook Meadows Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2021, 5.00% 2051[5]	1,600	1,631
Town of Mead, Liberty Ranch Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-A, 5.25% 2051	6,590	6,258
Mountain Vista Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 4.875% 2050[2]	12,000	11,311
Town of Parker, Cherry Creek South Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2021, 6.00% 2051	36,049	34,499
Town of Parker, Cottonwood Highlands Metropolitan Dist. No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 2049	900	952
Town of Parker, Overlook Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021-B, 5.50% 2051	1,033	978
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 2049	905	963
Town of Parker, Reata Ridge Village Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 2049[5]	614	623
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 2048	800	851
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.125% 2023	1,370	1,461
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,424
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-B, 4.00% 2034	1,000	1,147
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2020-A, 4.00% 2035	7,260	8,319
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 2039	1,810	1,950
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-A, 5.00% 2049	2,985	3,197
Town of Severance, Hunters Overlook Metropolitan Dist. No. 5, Limited Tax G.O. Bonds, Series 2019-B, 8.50% 2049[5]	1,825	1,859
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 2036	4,928	5,085
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	2,585	2,667
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 6.50% 2048[5]	3,500	2,884
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019-B, 8.00% 2049[5]	3,954	4,027
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 4.00% 2029	1,870	1,984
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2038	10,705	11,470
Town of Superior, STC Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2049	8,095	8,628
City of Thornton, Big Dry Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 2047[5]	644	666
City of Thornton, Big Dry Creek Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.75% 2047	2,415	2,526
County of Weld, Tri-Pointe Residential Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 4.50% 2051	23,540	22,176
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 2042	3,600	3,597
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2022-A-3-1, 5.00% 2051	9,500	9,312
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2022-A-3-2, 0% 2051[1]	5,130	3,598
County of Weld, Waterfront at Foster Lake Metropolitan Dist. No. 2, Special Rev. Bonds, Series 2022, 4.625% 2028	19,500	19,159
City of Wheat Ridge, Longs Peak Metropolitan Dist., Limited Tax G.O. Bonds, Series 2021, 5.25% 2051[2]	17,560	16,675

228	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Colorado (continued)
Town of Windsor, Great Western Metropolitan Dist. No. 5, Limited Tax G.O. Rev. Ref. Bonds, Series 2020, 4.75% 2050	$2,750	$2,933
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-B, 8.00% 2049[5]	1,000	1,014
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2039	1,635	1,733
Town of Windsor, Iron Mountain Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2019-A, 5.00% 2049	2,510	2,640
Town of Windsor, Jacoby Farm Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2046[2]	4,750	4,580
Town of Windsor, Prarie Song Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2021, 6.00% 2051	9,237	8,736
Town of Windsor, Ptarmigan West Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2021, 4.125% 2051	1,500	1,403
		1,030,221

Connecticut 0.70%
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 2036[2]	610	634
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 2041[2]	685	705
City of Bridgeport, Steel Point Infrastructure Improvement Dist., Special Obligation Rev. Bonds (Steelpointe Harbor Project), Series 2021, 4.00% 2051[2]	2,865	2,917
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2030[2]	3,125	3,574
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2039[2]	11,055	12,483
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 2039[2]	1,000	1,174
Health and Educational Facs. Auth., Rev. Bonds (Griffin Hospital Issue), Series 2020-G-1, 5.00% 2044[2]	1,000	1,165
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 4.00% 2051	1,665	1,874
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford, Inc. Project), Series 2016-A, 5.00% 2053[2]	1,640	1,756
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 2045[2]	1,455	1,586
Health and Educational Facs. Auth., Rev. Bonds (McLean Affiliates, Inc.), Series 2020-A, 5.00% 2055[2]	1,625	1,762
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2039	1,525	1,686
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2040	515	567
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 4.00% 2042	330	361
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 2041	610	665
Health and Educational Facs. Auth., Rev. Bonds (The Jerome Home Issue), Series 2021-E, 4.00% 2051	1,250	1,337
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2026	280	322
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2027	150	176
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2028	205	244
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 5.00% 2029	550	663
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2031	585	600
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2032	580	597
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2033	290	298
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2020-B, AMT, 3.25% 2036	1,700	1,699
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2021-B, AMT, 2.25% 2037	2,500	2,369
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	1,145	1,208
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 2026[2]	4,215	4,453
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[2]	4,500	5,061
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2020-B, 6.50% 2035[2]	14,090	16,808
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[2]	9,267	9,601
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2045[2]	2,485	2,581
		80,926

American Funds Tax-Exempt Funds	229

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Delaware 0.08%
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 2046	$300	$319
Econ. Dev. Auth., Charter School Rev. Bonds (Aspira of Delaware Charter Operations, Inc. Project), Series 2016-A, 5.00% 2051	1,350	1,434
Econ. Dev. Auth., Exempt Fac. Rev. Ref. Bonds (NRG Energy Project), Series 2020-A, 1.25% 2040 (put 2025)	4,495	4,432
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2050	2,235	2,574
		8,759

District of Columbia 0.53%
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 2051	6,180	6,852
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 2044[1]	5,000	6,444
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	10,255	5,799
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Capital Appreciation Bonds, Series 2010-A, 0% 2037	5,000	2,798
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Ref. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2019-B, 4.00% 2053	8,000	8,715
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2039	1,000	1,170
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2049	1,275	1,470
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	1,295	1,435
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,702
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	1,850	2,029
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 2041[2]	1,250	1,416
Rev. Bonds (Rocketship DC Obligated Group), Series 2021-A, 5.00% 2061[2]	2,600	2,893
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 2048	4,220	4,774
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 2046	60,820	13,574
		61,071

Florida 4.41%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 2040	1,025	1,085
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2040	945	1,023
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2022, 4.00% 2046	1,750	1,823
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2021, 4.00% 2046	950	1,013
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	534
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,135
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,601
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 0.984% 2037[4]	1,745	1,716
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 2049	2,500	2,768
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,038
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.10% 2025	175	177
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.375% 2030	335	341
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 3.875% 2040	900	927
County of Alachua, Parker Road Community Dev. Dist., Capital Improvement Rev. Ref. and Rev. Bonds, Series 2020, 4.10% 2050	1,000	1,030
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2043	365	407

230	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2048	$5,000	$5,560
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2053	2,450	2,715
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,661
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	808
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 4.00% 2044	4,000	4,361
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043 (preref. 2023)	2,000	2,139
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 2029	1,000	1,187
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 2030	1,000	1,201
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 2033	1,500	1,780
Capital Projects Fin. Auth., Student Housing Rev. Ref. Bonds (Capital Projects Loan Program - Florida Universities), Series 2020-A-1, 5.00% 2035	500	592
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 2041[2]	710	756
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 2051[2]	960	1,006
Capital Trust Agcy., Educational Facs. Rev. Bonds (AcadeMir Charter Schools, Inc. Project), Series 2021-A-2, 4.00% 2056[2]	695	723
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 2024	160	167
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2029	405	453
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2039	1,770	1,959
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2054	1,400	1,532
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 2038[2]	1,105	1,210
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation, Inc.), Series 2018-A, 5.375% 2048[2]	2,595	2,798
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 2039[2]	1,285	1,484
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at Land O’ Lakes Project), Series 2020-A, 5.00% 2054[2]	2,150	2,428
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 2041[2]	235	260
Capital Trust Agcy., Educational Facs. Rev. Bonds (Imagine School at North Manatee Project), Series 2021-C, 5.00% 2056[2]	520	565
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2049[2]	1,770	1,942
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2054[2]	4,385	4,809
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 2037[2]	5,225	5,698
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 2047[2]	9,900	10,743
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 4.00% 2029[2]	445	477
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 2037[2]	1,370	1,508
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 2039[2]	1,125	1,233
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 2047[2]	3,070	3,327
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 2049[2]	2,735	2,961
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2017-A, 5.00% 2052[2]	1,790	1,935
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools, Inc. Project), Series 2019-A, 5.00% 2054[2]	1,340	1,447
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Series 2021-A-1, 5.00% 2056[2]	14,195	15,698
Capital Trust Agcy., Rev. Bonds (Educational Growth Fund, LLC Charter School Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 2061[2]	145,480	13,832
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 2056[2]	3,300	3,515
Capital Trust Agcy., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 2061[2]	6,400	442
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2039	1,000	1,166
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings, Inc.), Series 2015-A, 5.00% 2048	5,000	5,759
Town of Davie, Educational Facs. Rev. Bonds (Nova Southeastern University Project), Series 2013-A, 6.00% 2042	400	424
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 2041[2]	1,245	1,325
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 2051[2]	2,035	2,137

American Funds Tax-Exempt Funds	231

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Creative Inspiration Journey School of St. Cloud), Series 2021-A, 5.00% 2056[2]	$1,800	$1,876
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2050	2,085	2,325
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Mater Academy Projects), Series 2020-A, 5.00% 2055	3,480	3,868
Dev. Fin. Corp., Educational Facs. Rev. Bonds (Outreach Charter Academy), Series 2021-A, 4.00% 2056[2]	1,390	1,438
Dev. Fin. Corp., Educational Facs. Rev. Bonds (River City Science Academy Projects), Series 2021-A, 4.00% 2055	1,000	1,050
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 4.00% 2030[2]	470	499
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 2040[2]	1,050	1,149
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (Renaissance Charter School, Inc.), Series 2020-C, 5.00% 2050[2]	2,055	2,225
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028 (preref. 2023)	1,535	1,638
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033 (preref. 2023)	14,780	15,878
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2036	3,300	4,015
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2037	3,500	4,249
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2038	2,400	2,908
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2039	2,535	3,064
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2040	2,700	3,257
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 4.00% 2052	11,705	12,614
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2022-A, 5.00% 2052	1,240	1,466
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 2050[2]	2,000	2,272
Dev. Fin. Corp., Senior Living Rev. Bonds (Mayflower Retirement Community Center, Inc.), Series 2020-A, 5.25% 2055[2]	2,000	2,267
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2029 (put 2022)[2]	8,330	8,440
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 2029[2]	3,000	3,169
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2021, AMT, 3.00% 2032	16,670	17,255
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,170	1,337
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,116
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 2035	750	877
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 2045	1,000	1,120
County of Hillsborough, Industrial Dev. Auth., Hospital Rev. Bonds (Tampa General Hospital Project), Series 2020-A, 4.00% 2055	3,600	3,980
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 2051	1,775	1,859
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2027	1,000	1,196
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 4.00% 2051	4,000	4,385
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2039	2,140	2,462
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2044	5,250	5,999
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2049	7,805	8,884
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 2023	185	188
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 2023	150	152
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 2025	190	194
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 2025	175	179
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 2031	400	397
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 2031	185	183
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-2, 3.00% 2036	600	580
County of Lee, River Hall Community Dev. Dist., Capital Improvement Rev. Ref. Bonds, Series 2021-A-1, 3.00% 2036	480	467
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2035	465	490

232	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2045	$1,960	$2,048
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 2037	1,000	1,098
Counties of Manatee and Sarasota, Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 2047	1,100	1,204
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,777
City of Miami, Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	1,270	1,303
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,402
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2008, AMT, 0.40% 2023	3,000	2,973
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.25% 2026	590	600
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 3.75% 2031	1,550	1,607
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.125% 2041	3,055	3,205
County of Miami-Dade, Sawyers Landing Community Dev. Dist., Special Assessment Rev. Bonds, Series 2021, 4.25% 2053	5,805	6,053
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,920	1,985
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,652
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	4,000	4,608
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	20,061
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	11,500	13,085
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-1, 5.75% 2036	2,500	2,504
City of North Port, West Villages Improvement Dist. No. 2, Special Assessment Bonds, Series 2019-A-2, 5.75% 2036	2,295	1,331
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,101
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,935	2,121
County of Okaloosa, Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,000	1,104
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	1,500	1,661
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	4,100	4,470
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	3,000	3,306
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	4,880	5,321
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	4,300	4,716
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	6,280	6,847
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,420
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2042	4,525	4,680
County of Orange, Health Facs. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2023-A, 4.00% 2047	6,670	6,830
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	4,935	5,700
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2028	1,920	2,110
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 4.00% 2041	250	282
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-B, 5.00% 2042	650	768
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-B, 5.00% 2053	1,000	1,099
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion), Series 2020, 5.00% 2055	3,900	4,163
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 2037	2,755	2,760

American Funds Tax-Exempt Funds	233

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	$2,505	$2,507
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-1, 6.00% 2036[1]	135	137
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[6]	1,035	25
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038[1]	260	264
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 2029	2,950	3,269
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 2039	3,070	3,469
County of Polk, Industrial Dev. Auth., Retirement Fac. Rev. Ref. and Improvement Bonds (Carpenters Home Estates, Inc. Project), Series 2019-A, 5.00% 2039	400	437
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 2036	870	954
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,388
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 2041	1,215	1,322
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	3,420	3,616
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 2051	680	731
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2021-A, 4.00% 2056	7,830	8,388
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,205
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 2014[6]	10,260	2
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 2039[7,8]	25,040	3,859
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013[6]	3,490	2,216
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013 (put 2023)[6]	3,584	1,039
County of St. Johns, Industrial Dev. Auth., Rev. Bonds (Presbyterian Retirement Communities Obligated Group Project), Series 2020-A, 4.00% 2055	3,315	3,608
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2022	110	112
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2023	115	119
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2036	1,000	1,066
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2041	750	788
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2046	1,265	1,316
County of St. Johns, Industrial Dev. Auth., Senior Living Rev. Bonds (Vicars Landing Project), Series 2021-A, 4.00% 2050	1,000	1,035
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032[6]	2,480	2,499
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	215	217
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2037	2,150	2,292
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2042	4,150	4,413
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2047	3,645	3,868
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2052	6,695	7,098
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Improvement Bonds (Sunnyside Village Project), Series 2018, 5.00% 2048	1,075	1,184
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2026	150	165
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2027	180	197
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2030	120	130
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	3,350	3,896

234	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2024[2]	$1,000	$1,074
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2030[2]	6,000	6,397
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2037	2,070	2,239
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,493
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	1,800	1,992
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	3,945	4,343
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2020-A, 4.00% 2050	1,865	2,044
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 2037	1,000	1,104
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 2047	4,205	4,598
City of Venice, Retirement Community Rev. Improvement Bonds (Village on the Isle Project), Series 2019, 5.00% 2052	3,010	3,285
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	3,925	4,149
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	1,980	2,099
		508,911

Georgia 1.34%
City of Atlanta, Dev. Auth., Health Care Facs. Rev. Bonds, Capital Appreciation Bonds, Series 2017-B-2, 0% 2044	1,631	63
City of Atlanta, Dev. Auth., Senior Health Care Facs. Rev. Bonds (Georgia Proton Treatment Center Project), Series 2017-A-1, 7.00% 2040	6,000	4,149
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 2.875% 2031[2]	1,000	1,008
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.625% 2042[2]	4,245	4,292
City of Atlanta, Urban Redev. Agcy., Rev. Bonds (Atlanta Beltline Trail Completion Project), Series 2021, 3.875% 2051[2]	4,185	4,241
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 2040 (put 2025)	2,510	2,529
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2017-C, 4.125% 2045	5,000	5,524
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,000	1,181
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 2026	1,690	1,769
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 2031	1,265	1,364
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 2036	970	1,034
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 2041	935	989
County of Coweta, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Wesley Woods of Newnan - Peachtree City Project), Series 2021, 4.00% 2046	1,060	1,108
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.125% 2049[2]	5,145	4,217
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.25% 2054[2]	4,750	3,895
County of Fulton, Residential Care Facs. for the Elderly Auth., Rev. Bonds (Canterbury Court Project), Series 2021-A, 4.00% 2056[2]	2,500	2,572
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 3.625% 2031[2]	1,970	2,043
Geo. L. Smith II World Congress Center Auth., Convention Center Hotel Second Tier Rev. Bonds, Series 2021-B, 5.00% 2036[2]	2,315	2,647
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2020-A, 4.00% 2050	460	497
County of Houston, Hospital Auth., Rev. Bonds (Houston Hospital, Inc.), Series 2016-B, 5.00% 2031 (preref. 2024)[1]	4,205	4,525

American Funds Tax-Exempt Funds	235

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Georgia (continued)
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 2037[2]	$1,200	$1,357
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 2047[2]	2,180	2,447
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 2052[2]	1,530	1,723
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,020	1,092
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,168
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2043	860	996
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	4,000	4,196
City of Marietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 2037[2]	2,500	2,727
County of Monroe, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Scherer Project), Series 2013-A, 1.50% 2039 (put 2025)	1,000	1,010
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	15,700	18,479
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,740	7,481
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	19,100	21,517
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	10,175	11,970
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 4.00% 2046	330	361
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2048	4,000	4,716
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2056	505	591
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 2063	1,200	1,405
Municipal Electric Auth., Project One Bonds, Series 2019-A, 5.00% 2034	2,300	2,754
Municipal Electric Auth., Project One Bonds, Series 2019-A, 4.00% 2049	2,700	2,951
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029 (preref. 2024)	1,000	1,084
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044 (preref. 2024)	2,000	2,169
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 2024 (escrowed to maturity)[2]	1,560	1,454
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 2034 (preref. 2024)[2]	3,495	1,837
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-B, 0% 2049 (7.00% on 6/1/2024) (preref. 2024)[1,2]	6,755	6,895
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 2038[2]	2,500	2,751
		154,778

Guam 0.39%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	905	966
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034 (preref. 2023)	595	645
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043 (preref. 2023)	4,165	4,527
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	3,825	4,088
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2031	3,250	3,609
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2032	3,000	3,330
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2036	5,410	5,976
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2042	8,385	9,142
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 4.25% 2030	1,000	1,072
Dept. of Education, Certs. of Part. (John F. Kennedy High School Ref. and Energy Efficiency Project), Series 2020-A, 5.00% 2040	4,340	4,801
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2040	1,330	1,598
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	1,000	1,035
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2024	725	778
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2031	585	671
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2033	465	531
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2035	400	456
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043 (preref. 2023)	1,840	1,956
		45,181

236	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Hawaii 0.20%
Airports System Rev. Bonds, Series 2022-A, AMT, 5.00% 2047	$1,500	$1,820
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	5,000	5,859
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 2037	13,800	14,925
		22,604

Idaho 0.17%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 2034[2]	2,420	2,563
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 2044[2]	7,015	7,281
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	1,500	1,722
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 4.50% 2030[2]	540	598
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 2040[2]	1,665	1,844
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 2049[2]	1,955	2,285
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2020-A, 5.00% 2054[2]	3,000	3,269
		19,562

Illinois 11.03%
City of Belleville, Tax Increment and Sales Tax Rev. Ref. Bonds (Carlyle/Green Mount Redev. Project), Series 2021-B, 3.25% 2029	830	824
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 2033	1,645	1,724
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 2041	4,230	4,390
City of Chicago, Board of Education, Capital Improvement Tax Bonds (Dedicated Rev.), Series 2018, 5.00% 2034	1,535	1,759
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,892
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2032	4,575	5,393
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2035	4,000	4,685
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2036	1,480	1,731
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2038	9,675	11,287
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2039	2,500	2,912
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2015-C, 5.25% 2039	6,570	7,076
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	820	822
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2040	2,750	3,194
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2021-A, 5.00% 2041	2,525	2,928
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	8,665	9,751
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	7,910	9,400
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[2]	26,470	32,844
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2023	5,500	5,870
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,191
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,191
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	2,425	2,678
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,475
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 2025	2,750	3,076
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,710
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,163
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[2]	3,500	4,415
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2021-B, 5.00% 2031	2,890	3,417

American Funds Tax-Exempt Funds	237

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2034	$4,000	$4,523
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2012-B, 4.00% 2035	5,000	5,072
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 2035	2,240	2,431
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	3,105	3,560
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	10,000	11,280
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-B, 4.00% 2041	7,700	8,229
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2042	4,125	4,399
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[2]	28,185	35,164
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2043	13,000	13,827
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	13,780	15,329
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 2047	6,500	6,857
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	6,340	5,436
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	1,973
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,000	2,246
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	3,500	3,726
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,323
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	10,000	10,626
City of Chicago, G.O. Bonds, Series 2021-A, 5.00% 2034	8,825	10,516
City of Chicago, G.O. Bonds, Series 2021-A, 4.00% 2036	1,925	2,105
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2037[2]	258	282
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2038[2]	13,256	14,474
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2038[2]	3,574	3,902
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2044[2]	4,445	4,791
City of Chicago, G.O. Bonds, Series 2021-B, 4.00% 2049[2]	5,557	5,942
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	7,000	5,608
City of Chicago, G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2027	2,250	1,962
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2030	8,000	6,246
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,155	1,615
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	522
City of Chicago, G.O. Rev. Ref. Bonds, Series 2020-A, 5.00% 2027	9,600	10,937
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	1,500	1,681
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,041
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,421
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,276
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 2048	6,250	7,175
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	161
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,005	12,025
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	10,890	11,152
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	24,300	28,473
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,190	2,087
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	2,325	2,165
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2025	215	200

238	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	$6,815	$5,668
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2029	5,095	4,238
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	8,750	6,821
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	7,075	5,516
City of Chicago, Transit Auth., Capital Grant Receipts Rev. Ref. Bonds (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2017, 5.00% 2023	805	848
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 2050	1,000	1,115
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	19,750	22,445
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2020-A, 4.00% 2055	3,000	3,295
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,073
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2017-A, 5.00% 2037	3,000	3,450
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,021
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,039
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	560	525
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	258
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,753
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,200
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,041
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,155
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,150
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	802
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,159
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	6,753
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	1,605	1,750
City of Chicago, Water Rev. Ref. Bonds, Series 2001, 5.75% 2030	3,000	3,526
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,290	2,707
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2038	4,000	4,716
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,495
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	545
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	6,300	8,445
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2004-A, Assured Guaranty Municipal insured, 5.75% 2034	2,000	2,660
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	1,995	2,212
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	3,000	3,142
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	7,100	8,047
County of Cook, Community College Dist. No. 510 (South Suburban College), Limited Tax G.O. Bonds, Capital Appreciation Bonds, Series 2008, Assured Guaranty insured, 0% 2022	1,000	992
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	350	404
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	1,250	1,439
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 2036	4,060	4,091
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	2,030	2,307
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,562
Fin. Auth., Graduate and Professional Student Loan Program Rev. Bonds (Midwestern University Foundation), Series 2021-A, AMT, 2.25% 2033	225	208
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022 (escrowed to maturity)	40	41
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042 (preref. 2024)	1,000	1,096
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,153
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,472
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,280
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	4,000	4,114

American Funds Tax-Exempt Funds	239

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043 (preref. 2023)	$430	$453
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	6,775	4,982
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	4,106
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	1,465	1,602
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	13,000	14,759
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	16,665	18,838
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 2030	2,000	2,508
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,825	2,081
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,220	1,318
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,281
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,030	1,172
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,155
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,564
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,708
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,576
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	4,500	5,269
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	3,000	3,498
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	273
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,473
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	1,250	1,453
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	2,150	2,350
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	80	90
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	5	6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,317
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,458
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	1,013
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,406
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,215
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,651
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032 (preref. 2026)	2,000	2,312
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033 (preref. 2026)	2,000	2,312
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035 (preref. 2026)	2,010	2,324
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037 (preref. 2026)	1,800	2,081
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 5.00% 2034	1,000	1,266
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2021-A, 4.00% 2039	7,140	8,250
Fin. Auth., Rev. Bonds (The Carle Foundation), Series 2016-A, 5.00% 2045	6,880	7,742
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,179
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2026	1,065	1,192
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 5.00% 2028	1,000	1,153
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2030	1,900	2,167
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 2032	1,050	1,144
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2033	3,000	3,410
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2021, 4.00% 2038	315	340
Fin. Auth., Rev. Ref. Bonds (Benedictine University), Series 2017, 5.00% 2038	11,080	12,549
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2031	1,875	2,106
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2036	1,000	1,117
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2034	1,100	1,319
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2036	1,000	1,195
Fin. Auth., Rev. Ref. Bonds (Illinois Institute of Technology), Series 2019, 5.00% 2040	1,500	1,778
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2038	1,645	1,882
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 4.00% 2039	2,330	2,661
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Healthcare), Series 2021-A, 3.00% 2040	5,000	5,193
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,112
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,235
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,223
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,400
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,284
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,108
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	285
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 4.00% 2023	965	990
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,631

240	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	$775	$772
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	808
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	720
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	3,965	3,820
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,800	2,608
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	13,500	11,687
G.O. Bonds, Series 2014, 5.00% 2022	885	885
G.O. Bonds, Series 2017-A, 5.00% 2023	2,500	2,672
G.O. Bonds, Series 2013, 5.00% 2023	740	781
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	5,500	6,280
G.O. Bonds, Series 2017-D, 5.00% 2027	12,990	15,036
G.O. Bonds, Series 2016, 5.00% 2027	3,065	3,503
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	17,130	19,764
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,003
G.O. Bonds, Series 2021-B, 4.00% 2029[2]	9,558	10,591
G.O. Bonds, Series 2021-B, 4.00% 2030[2]	8,763	9,727
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,370
G.O. Bonds, Series 2020-B, 4.00% 2032	6,200	6,839
G.O. Bonds, Series 2020-B, 4.00% 2033	3,000	3,302
G.O. Bonds, Series 2021-B, 4.00% 2033[2]	1,525	1,686
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,541
G.O. Bonds, Series 2013, 5.50% 2033	3,715	3,928
G.O. Bonds, Series 2021-B, 4.00% 2034[2]	1,609	1,772
G.O. Bonds, Series 2016, 4.00% 2035	3,000	3,200
G.O. Bonds, Series 2021-B, 4.00% 2035[2]	1,664	1,828
G.O. Bonds, Series 2021-B, 4.00% 2035[2]	1,511	1,660
G.O. Bonds, Series 2020-B, 4.00% 2035	1,000	1,097
G.O. Bonds, Series 2018-A, 5.00% 2035	5,000	5,772
G.O. Bonds, Series 2017-A, 5.00% 2035	2,145	2,452
G.O. Bonds, Series 2016, 4.00% 2036	2,545	2,708
G.O. Bonds, Series 2017-A, 5.00% 2036	1,500	1,713
G.O. Bonds, Series 2021-A, 4.00% 2038	1,000	1,097
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,057
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,410
G.O. Bonds, Series 2014, 5.00% 2039	4,100	4,387
G.O. Bonds, Series 2020, 5.50% 2039	6,000	7,310
G.O. Bonds, Series 2021-B, 3.00% 2040	3,000	2,957
G.O. Bonds, Series 2021-B, 3.00% 2041	5,000	4,911
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,363
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	3,290	3,498
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	411
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,250	4,335
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	2,500	2,851
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,000	1,127
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,313
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,138
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,359
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	60	67
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	2,195	2,288
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	1,175	1,231
Housing Dev. Auth., Housing Rev. Green Bonds, Series 2021-B, 3.00% 2051	2,890	3,032
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 2051	7,325	7,696
Housing Dev. Auth., Rev. Bonds, Series 2021-A, 3.00% 2051	915	958
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,326
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2026	620	705

American Funds Tax-Exempt Funds	241

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	$1,140	$1,328
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2029	1,610	1,928
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2031	780	928
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	750	887
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2039	1,165	1,371
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 2034	1,281	1,282
Village of Matteson, Tax Increment Limited Obligation Rev. Bonds, Series 2015, 6.50% 2035	1,220	1,334
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,758
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,600	2,113
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	110
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	6,860	5,141
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,655	7,753
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	14,785	10,419
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2035	1,115	760
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2038	5,280	3,298
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	2,245
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	28,990	10,244
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	315	331
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2020-B, 5.00% 2042	4,525	5,244
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2012-A, 5.00% 2042	1,500	1,524
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2015-A, 5.00% 2053	5,950	6,487
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 2025	1,085	1,126
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-B, 5.00% 2028	1,155	1,347
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	508
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,321
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,402
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2042	7,555	8,178
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2047	2,560	2,742
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	14,500	15,413
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2020-A, 5.00% 2050	9,600	10,913
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 4.00% 2052	8,700	9,285
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,620	1,646

242	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2017-A, 5.00% 2057	$7,000	$7,844
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,374
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2027	3,650	3,254
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2037	1,390	878
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2039	1,750	1,006
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2039	1,595	933
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2040	2,850	1,575
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2040	1,650	928
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2041	2,800	1,515
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2022-A, 0% 2041	1,900	1,008
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	421
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	20,945	10,595
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,544
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, BAM insured, 0% 2054	11,785	4,071
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	10,500	3,312
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	31,700	10,230
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	29,435	9,499
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	14,660	4,282
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 2035	1,075	1,215
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 2036	2,175	2,456
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 2037	1,650	1,860
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 2038	1,850	2,082
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 2039	2,520	2,832
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2039	405	460
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 2040	1,975	2,216
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2020-B, BAM insured, 4.00% 2041	2,350	2,633
Board of Trustees of Northern Illinois University, Auxiliary Facs. System Rev. Ref. Bonds, Series 2021, BAM insured, 4.00% 2041	385	436
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2036	1,280	1,546
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 5.00% 2037	1,285	1,573
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2020-A, BAM insured, 4.00% 2038	2,000	2,242
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	790	795
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	300	308
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, 5.50% 2023	500	527

American Funds Tax-Exempt Funds	243

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	$2,205	$2,256
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	2,445	2,497
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	4,500	4,490
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	230	213
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	1,325	1,069
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	550	657
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	3,000	3,341
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2028	2,000	2,388
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2028	1,000	1,159
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2029	2,000	2,344
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2030	2,250	2,695
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,434
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,550	2,731
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,069
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2023	2,625	2,582
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2025	600	567
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2026	965	890
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	3,000	3,370
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-A, 5.00% 2044	1,500	1,825
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2020-A, 5.00% 2045	12,665	15,479
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2024	480	519
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	1,000	1,117
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	2,160	2,342
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,423
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2023	775	812
Village of Volo, Special Service Area No. 17, Special Tax Bonds, Series 2017, 5.50% 2047	1,210	1,245
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2027	1,128	1,186
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	4,987	5,439
Village of Volo, Special Service Areas No. 3 and No. 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	1,241	1,306
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	4,320	4,785
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	7,519	7,914
		1,271,114

Indiana 1.45%
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 2041	850	925
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 2051	625	672
Fin. Auth., Educational Facs. Rev. Bonds (Seven Oaks Classical School Project), Series 2021-A, 5.00% 2056	550	589
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2021-A, 1.40% 2029 (put 2026)	2,000	1,875
Fin. Auth., Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2020-A, AMT, 6.75% 2039	10,550	13,602
Fin. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2021-A, 4.125% 2026	2,200	2,386
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 2041	2,000	2,242
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,677

244	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Indiana (continued)
Fin. Auth., Hospital Rev. Bonds (Goshen Health), Series 2019-A, 4.00% 2043	$2,000	$2,191
Fin. Auth., Hospital Rev. Bonds (Marion General Hospital), Series 2020-A, 4.00% 2050	15,000	16,655
Fin. Auth., Hospital Rev. Bonds (Parkview Health System), Series 2018-A, 4.00% 2048	500	554
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2026	2,000	2,163
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	2,500	2,703
Fin. Auth., Hospital Rev. Ref. Bonds (Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2029	1,000	1,081
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00% 2030	6,990	7,015
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	18,060	18,231
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,600	10,694
Fin. Auth., Pollution Control Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2010-B, 2.50% 2030	1,820	1,757
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044 (preref. 2023)	7,225	7,632
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051 (preref. 2023)	3,410	3,614
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,727
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,697
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,000	4,482
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	7,350	8,294
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,024
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 2028	255	276
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 2033	215	235
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 2043	4,545	5,029
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,710	4,090
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2021-A, 4.00% 2051	3,000	3,263
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,132
Fin. Auth., Rev. Ref. Bonds (Greencroft Obligated Group), Series 2023-A, 4.00% 2037	8,505	8,699
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,059
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,629
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	485	501
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2050	935	979
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,007
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,581
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper (IN), LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,387
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,000	3,092
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	1,350	1,407
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2021, AMT, 3.00% 2051	5,000	4,741
		167,589

Iowa 0.49%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	1,500	1,616
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	9,165	9,752
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2041	3,385	3,631
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2043	1,500	1,629
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2047	5,230	5,600
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2048	6,340	6,881
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2021-A, 4.00% 2053	2,000	2,058
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2019-A-1, 5.00% 2055	2,000	2,196
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2028	480	519
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2033	1,000	1,073
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2038	1,125	1,203
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2048	2,500	2,661
Fin. Auth., Senior Living Facs. Rev. Ref. Bonds (Sunrise Retirement Community Project), Series 2021, 5.00% 2041	1,700	1,781
Fin. Auth., Senior Living Facs. Rev. Ref. Bonds (Sunrise Retirement Community Project), Series 2021, 5.00% 2051	3,290	3,401

American Funds Tax-Exempt Funds	245

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa (continued)
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2021-B, 3.00% 2051	$1,605	$1,683
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2039	4,000	4,052
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 2044	6,950	6,842
		56,578

Kansas 0.23%
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2027	750	838
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2029	1,205	1,340
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2031	1,330	1,474
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2039	5,660	6,205
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 2043	4,050	4,462
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 2036	1,050	1,129
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-A, 4.00% 2046	1,210	1,271
City of Prairie Village, Special Obligation Tax Increment Rev. Ref. Bonds (Meadowbrook TIF Project), Series 2021, 2.875% 2030	875	844
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 5.00% 2034	2,000	2,157
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2018-I, 5.00% 2047	750	787
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 5.00% 2050	500	527
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 2027	3,400	3,430
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	410	411
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	2,125	2,153
		27,028

Kentucky 0.78%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,424
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2030	1,815	2,040
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2032	500	538
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2036	2,775	2,979
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	4,615	5,143
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 5.00% 2032	910	1,088
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2034	980	1,088
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2036	380	421
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, 4.00% 2037	750	830
City of Ashland, Medical Center Rev. Ref. Bonds (Ashland Hospital Corp. - King’s Daughters Medical Center Project), Series 2019, Assured Guaranty Municipal insured, 3.00% 2040	6,185	6,291
County of Carroll, Environmental Facs. Rev. Bonds, Series 2008-A, 2.00% 2032	4,000	3,923
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2026	4,500	4,053
Econ. Dev. Fin. Auth., Health System Rev. Bonds (Norton Healthcare, Inc.), Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2027	3,485	3,045
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 2035	600	614
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2045	6,515	6,656
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2050	2,650	2,700
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2034	2,720	3,165

246	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Kentucky (continued)
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	$4,250	$4,909
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	8,350	9,639
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	6,000	7,097
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	1,500	1,549
Kentucky State University, Certs. of Part. (Kentucky State University Project), Series 2021, BAM insured, 4.00% 2041	750	873
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,550	2,940
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	500	580
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,735
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	6,600	6,954
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2049[2]	1,795	2,033
Public Transportation Infrastructure Auth., Toll Rev. Ref. Bonds, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2053[2]	5,295	5,966
		90,273

Louisiana 1.48%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	1,944
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	5,000	5,420
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2030	300	345
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2031	400	459
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2032	500	574
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2029	1,000	1,175
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2034	1,250	1,437
Parish of Calcasieu, Memorial Hospital Service Dist., Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2039	3,650	4,146
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 2044[2]	12,860	12,959
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 2044[2]	3,930	3,960
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 2044[2]	4,000	4,031
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Projects), Series 2021-B, 2.50% 2036	25,880	25,924
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2039	1,000	1,174
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	5,000	5,318
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2042	2,000	2,273
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	800	901
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 2059	10,750	12,511
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	10,460	11,555
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	1,000	1,103
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 2041[2]	1,335	1,362
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 2041[2]	885	903
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 2051[2]	2,635	2,666
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 2051[2]	1,745	1,766
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-A, 4.00% 2056[2]	2,205	2,226
Public Facs. Auth., Rev. Bonds (BBR Schools - Mid City Campus Project), Series 2021-C, 4.00% 2056[2]	1,165	1,176
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	10	11

American Funds Tax-Exempt Funds	247

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Louisiana (continued)
Public Facs. Auth., Rev. Bonds (Provident Group - HSC Properties, Inc. - LSU Health Foundations, New Orleans Project), Series 2006, 5.10% 2057[2]	$12,500	$13,460
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 2051 (preref. 2025)	1,000	1,131
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	890	1,006
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,620	1,829
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033 (preref. 2026)	15	17
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	6,500	6,573
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2008, 6.10% 2038 (put 2030)[2]	4,160	5,319
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010, 6.35% 2040[2]	8,140	10,420
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2010-A, 6.35% 2040[2]	2,000	2,560
Parish of St. James, Rev. Bonds (Nustar Logistics, LP Project), Series 2011, 5.85% 2041 (put 2025)[2]	4,500	5,042
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-A-1, 2.00% 2037 (put 2023)	2,250	2,274
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 2037 (put 2024)	1,000	1,020
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-1, 2.125% 2037 (put 2024)	4,700	4,797
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017-B-2, 2.375% 2037 (put 2026)	4,800	4,960
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 2024	390	411
Parish of St. Tammany, Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 2037	2,330	2,475
		170,613

Maine 0.08%
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 2025[2]	2,000	2,208
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 2035 (put 2025)[2]	250	274
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2024	85	93
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2025	90	101
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2026	110	126
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2027	120	139
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2028	150	177
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2029	150	179
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 2030	245	295
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,800	2,030
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	1,000	1,121
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,122
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,120
		8,985

Maryland 0.96%
County of Baltimore, Rev. Bonds (Riverwood Village, Inc. Fac.), Series 2020, 4.00% 2050	4,000	4,482
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 2027	475	512
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 2033	3,900	4,226
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,725	1,904
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 3.00% 2024	685	699
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 4.00% 2029	950	1,053
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist.), Series 2019, 5.00% 2036	2,850	3,255
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	200	204
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 2051	2,845	2,995

248	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Maryland (continued)
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 2051	$2,225	$2,329
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 2044	500	582
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 2049	1,250	1,446
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2029	1,850	2,195
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2032	1,000	1,174
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 2036	3,560	3,868
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 2044	6,850	7,443
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 2040	500	547
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 4.00% 2050	1,500	1,616
Econ. Dev. Corp., Student Housing Rev. Bonds (Bowie State University Project), Series 2020, 5.00% 2055	2,000	2,310
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 4.25% 2050	3,050	3,348
Econ. Dev. Corp., Student Housing Rev. Bonds (Morgan State University Project), Series 2020, 5.00% 2056	6,075	7,051
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2025[2]	1,740	1,856
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2029[2]	1,680	1,862
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2023	685	711
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	1,000	1,040
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,521
County of Frederick, Tax Increment and Special Tax Obligation Rev. Ref. Bonds (Jefferson Technology Park Project), Series 2020-B, 4.625% 2043[2]	2,300	2,636
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2036	8,000	9,451
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	3,500	3,935
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 2045	900	1,016
Health and Higher Educational Facs. Auth., Rev. Bonds (Frederick Health System), Series 2020, 4.00% 2050	1,000	1,122
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2028[2]	550	578
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2034[2]	750	778
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2039[2]	2,000	2,080
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2047[2]	10,000	10,354
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 2031[2]	750	797
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 2039[2]	2,150	2,256
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 2048[2]	5,330	5,568
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	6,530	6,588
County of Prince George, Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 2046[2]	2,500	2,721
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	836	846
		110,955

Massachusetts 0.51%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	1,500	1,667
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Capital Appreciation Bonds, Series 2011-B, 0% 2056[2]	472	319
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 2028[2]	3,335	3,719
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 2033[2]	4,000	4,399
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 2038[2]	4,250	4,635
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 2046[2]	7,825	8,504
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Capital Appreciation Bonds, Series 2011-B, 0% 2056	4,265	2,876
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 0.66% 2049 (put 2026)[2,4]	845	845
Dev. Fin. Agcy., Rev. Bonds (Milford Regional Medical Center Issue), Series 2020-G, 5.00% 2046[2]	1,350	1,583
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,052
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	3,500	3,997
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 2027	1,400	1,659
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 2047[2]	2,500	2,684
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	3,445	3,481
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	5,355	5,391
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2035	2,230	2,268
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2020-B, AMT, 2.625% 2036	1,065	1,055
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 2037	1,415	1,353
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	870	902
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	825	866
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC National insured, 5.50% 2034	3,500	4,612
		58,867

American Funds Tax-Exempt Funds	249

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan 1.58%
Couty of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 2035	$850	$1,072
Couty of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 2036	600	756
Couty of Kent, Gerald R. Ford International Airport Auth., Limited Tax G.O. Rev. Bonds, Series 2021, AMT, 5.00% 2046	2,500	3,088
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2024	500	534
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2025	1,350	1,475
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2029	250	288
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2030	500	574
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2032	1,000	1,143
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2033	500	571
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2034	1,250	1,427
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2036	1,565	1,784
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2037	500	569
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2038	1,300	1,479
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2039	395	468
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2040	365	397
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2041	320	347
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 4.00% 2042	450	487
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2046	1,745	2,040
City of Detroit, Unlimited Tax G.O. Bonds, Series 2021-A, 5.00% 2050	3,220	3,745
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured 5.25% 2039 (preref. 2022)	4,850	4,947
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,011
Fin. Auth., Distributable State Aid Rev. and Rev. Ref. Bonds (Charter County of Wayne), Series 2020, 4.00% 2045	1,000	1,131
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	4,000	4,463
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047 (preref. 2022)	1,400	1,451
Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	2,500	2,870
Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	1,700	1,871
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,126
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,600	2,716
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 2033	2,000	2,177
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	558
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,668
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	3,150	3,256
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,588
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,015
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2020-B-2, 0% 2065	30,250	3,900
City of Flint, Hospital Building Auth., Rev. and Rev. Ref. Bonds (Hurley Medical Center), Series 2020, 4.00% 2038	250	278
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 2013-B, 4.75% 2023	510	525
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	1,060	1,093
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,605	4,833
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	2,775	2,899
City of Grand Rapids, Econ. Dev. Corp., Limited Obligation Rev. and Rev. Ref. Bonds (Beacon Hill at Eastgate Project), Series 2021, 5.00% 2055[2]	10,240	11,371
City of Grand Rapids, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 2037	5,980	6,822
City of Grand Rapids, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 2044	9,335	10,544
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 2027	2,770	2,973
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2032	1,055	1,145
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2037	1,200	1,298
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2047	5,665	6,079
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2052	4,740	5,080
County of Grand Traverse, Hospital Fin. Auth., Rev. and Rev. Ref. Bonds (Munson Healthcare Obligated Group), Series 2021, 5.00% 2028	725	876

250	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	$5,000	$5,647
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 2.70% 2056	6,480	6,008
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	1,500	1,554
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	590	615
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	3,750	3,938
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2032	1,390	1,589
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 2037	8,625	9,567
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	2,500	2,537
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2022, 4.00% 2043	4,260	4,569
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2021, 4.00% 2045	1,125	1,208
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2034	1,900	2,166
Strategic Fund, Limited Obligation Rev. and Rev. Ref. Bonds (United Methodist Retirement Communities, Inc. Project), Series 2019, 5.00% 2034	1,285	1,459
Strategic Fund, Limited Obligation Rev. Green Bonds (Graphic Packaging International, LLC Coated Recycled Board Machine Project), Series 2021, AMT, 4.00% 2061 (put 2026)	5,000	5,469
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2029	1,000	1,155
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2043	1,750	1,972
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 2037	2,000	2,281
Strategic Fund, Limited Obligation Rev. Ref. Bonds (United Methodist Retirement Communities Obligated Group - Porter Hills Presbyterian Village Project), Series 2020, 5.00% 2044	2,420	2,733
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	12,408
		181,683

Minnesota 0.13%
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 2051	500	514
City of Apple Valley, Senior Housing Rev. Bonds (PHS Apple Valley Senior Housing, Inc. - Orchard Path Phase II Project), Series 2021, 4.00% 2061	870	885
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	2,500	2,880
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 2037	1,245	1,302
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2020, AMT, 2.65% 2038	1,765	1,731
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Pass-Through Program), Series 2017-I, 2.80% 2047	1,048	1,059
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	75	76
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	485	507
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 2051	885	926
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 2052	1,560	1,636
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 2029[2]	365	391
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 2033[2]	140	155
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 2052[2]	1,600	1,752
City of Woodbury, Charter School Lease Rev. Bonds (Woodbury Leadership Academy Project), Series 2021-A, 4.00% 2051	1,320	1,388
		15,202

Mississippi 0.27%
Business Fin. Corp., Rev. Ref. Bonds (System Energy Resources, Inc. Project), Series 2021, 2.375% 2044	2,200	1,964
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)[2]	10,500	10,639
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 2036[2]	2,100	2,311

American Funds Tax-Exempt Funds	251

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mississippi (continued)
Dev. Bank, Special Obligation Bonds (Magnolia Regional Health Center Project), Series 2021, 4.00% 2041[2]	$3,350	$3,659
Home Corp., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 2051	895	939
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2041	4,000	4,578
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	4,000	4,551
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	1,900	1,953
		30,594

Missouri 1.10%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-A, 6.00% 2033	4,020	4,317
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2040	1,650	1,772
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2045	2,050	2,183
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,433
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 2036	1,500	1,692
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2034	500	552
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2034	2,500	2,744
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2042	5,725	6,256
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2048	5,000	5,395
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	825	902
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 2052	1,355	1,441
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	1,395	1,457
City of Joplin, Industrial Dev. Auth., Sales Tax Rev. Bonds (32nd Street Place Community Improvement Dist. Project), Series 2021, 3.50% 2040	720	694
Kansas City, Industrial Dev. Auth., Airport Special Obligation Bonds (Kansas City International Airport Terminal Modernization Project), Series 2020-A, AMT, Assured Guaranty Municipal insured, 4.00% 2057	3,000	3,288
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 3.50% 2023[2]	190	190
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 2027[2]	1,850	1,844
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 2030	860	811
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2039	4,360	4,042
City of Maryland Heights, Industrial Dev. Auth., Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2049	7,250	6,346
City of Maryland Heights, Tax Increment and Special Dist. Rev. Bonds (Westport Plaza Redev. Area), Series 2020, 3.625% 2031	1,535	1,564
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 2045	2,000	2,407
Municipal Fin. Corp., Leasehold Rev. Bonds (Convention Center Expansion and Improvement Projects), Series 2020, Assured Guaranty Municipal insured, 5.00% 2049	1,000	1,201
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 2029	1,050	1,076
City of Rolla, Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 2036	750	793
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 2023	300	303
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 2024	400	405
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 2026	215	217

252	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Missouri (continued)
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.00% 2030	$950	$936
City of Saint Charles, Plaza at Noah’s Ark Community Improvement Dist., Tax Increment and Improvement Dist. Rev. Bonds, Series 2021, 3.125% 2035	500	477
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	2,500	2,850
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	3,940
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,260
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	4,255	5,455
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	2,050	2,681
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,063
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	1,400	1,476
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,000	1,013
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	2,000	2,083
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.00% 2038	1,000	1,105
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	5,110	5,604
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018-A, 5.125% 2048	980	1,078
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 2049	1,335	1,469
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 2053	18,710	20,633
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village Sunset Hills), Series 2012, 5.00% 2032	1,020	1,038
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	1,015	1,081
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,410	1,519
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	8,320	8,908
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road / Taussig Road), Series 2002, 7.20% 2033[6]	3,300	1,122
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.), Series 2016-B, 6.00% 2037	3,870	4,153
City of Town and Country, Town and Country Crossing Transportation Dev. Dist., Transportation Sales Tax Rev. Ref. Bonds, Series 2020-A, 3.375% 2037	515	503
City of Washington, Industrial Dev. Auth., Sales Tax. Rev. Ref. Bonds (Phoenix Center II Community Improvement Dist. Project), Series 2021, 2.50% 2029	550	535
		127,307

Nebraska 0.17%
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,350	2,614
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2025[6,7,8,9,10]	190	190
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 2025[6,7,8,9,10]	184	184
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 2025[6,7,8,9,10]	172	172
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2025[6,7,8,9,10]	151	151

American Funds Tax-Exempt Funds	253

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska (continued)
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 2025[6,7,8,9,10]	$25	$25
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	859	859
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	135	135
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	121	121
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	81	81
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	69	69
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	62	62
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	35	35
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	675	675
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	642	642
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026[6,7,8,9,10]	154	154
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	110	110
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	89	89
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	45	45
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	3	3
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	1,485	1,579
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 2049	2,320	2,429
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	1,950	2,069
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	1,947	1,947
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	876	876
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	857	857
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	370	370
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025[7,8,9,10]	139	139
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	910	910
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026[7,8,9,10]	420	420
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026[7,8,9,10]	402	402
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026[7,8,9,10]	270	270
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026[7,8,9,10]	232	232
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026[7,8,9,10]	120	120
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	64	64

254	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska (continued)
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	$30	$30
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026[7,8,9,10]	6	6
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026[7,8,9,10]	4	4
		19,140

Nevada 0.47%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 2037[2]	1,000	1,092
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 2047[2]	1,600	1,732
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 4.00% 2025	1,100	1,144
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 2029[2]	790	850
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 2038[2]	1,000	1,085
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2015-A, 5.125% 2045[2]	1,000	1,077
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 2048[2]	1,500	1,608
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2028	2,000	2,070
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	340	343
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	350	356
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	365	375
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	375	386
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 2025	2,130	1,987
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,356
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[2]	1,840	1,841
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2022	275	278
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2023	235	246
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 2024	200	211
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2024	120	129
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 3.50% 2035	215	219
City of Las Vegas, Special Improvement Dist. No. 612 (Skye Hills), Local Improvement Bonds, Series 2020, 4.00% 2050	1,000	1,026
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2026	765	819
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2028	310	330
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2029	545	578
City of Las Vegas, Special Improvement Dist. No. 808 and No. 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2031	115	122
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2022	1,040	1,059
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 2025	620	675
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2026	655	723
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,545	1,680
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,515	1,629

American Funds Tax-Exempt Funds	255

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2023	$195	$198
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2024	155	159
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2025	230	237
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 2026	220	229
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2027	245	259
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2028	225	236
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 2033	1,140	1,206
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 2037	970	1,029
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 2042	1,240	1,312
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 2047	1,485	1,573
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 2023	435	443
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2025	200	208
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2026	200	210
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2027	200	210
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2028	160	169
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2029	345	363
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.25% 2031	310	319
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2032	420	438
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2033	470	489
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 3.50% 2035	1,030	1,067
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 2039	500	533
City of Las Vegas, Special Improvement Dist. No. 814 (Summerlin Village 21 and 24A), Local Improvement Bonds, Series 2019, 4.00% 2049	1,645	1,727
City of Las Vegas, Special Improvement Dist. No. 815 (Summerlin Village 25), Local Improvement Bonds, Series 2020, 4.75% 2040	1,000	1,126
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 2033	520	504
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 2.75% 2036	835	795
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.00% 2041	1,000	954
City of Las Vegas, Special Improvement Dist. No. 816 (Summerlin Village 22), Local Improvement Bonds, Series 2021, 3.125% 2051	1,425	1,347
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2022	150	151
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2023	125	128
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2024	125	130
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2025	145	153

256	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nevada (continued)
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2026	$190	$203
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2027	260	279
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 2028	400	434
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 2029	205	223
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 2030	340	368
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 2034	610	663
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 2039	780	852
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 2043	655	713
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 2049	1,450	1,568
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC - Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 2058	1,250	1,353
County of Washoe, Water Facs. Rev. Ref. Bonds (Sierra Pacific Power Co. Projects), Series 2016-E, AMT, 2.05% 2036 (put 2022)	2,255	2,261
		53,845

New Hampshire 0.74%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 2029[2]	1,900	1,982
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 3.125% 2024[1]	2,750	2,888
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	1,250	1,422
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 2046	1,605	1,609
National Fin. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021-B, Assured Guaranty Municipal insured, 3.00% 2051	15,085	14,929
National Fin. Auth., Municipal Certs., Series 2020-1, Class A, 4.125% 2034	29,952	33,586
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 2027[2]	2,000	2,053
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 2042[2]	1,000	1,025
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 2042[2]	5,000	5,143
National Fin. Auth., Resource Recovery Rev. Ref. Green Bonds (Covanta Project), Series 2020-A, 3.625% 2043 (put 2040)[2]	11,715	12,012
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 2041	1,500	1,606
National Fin. Auth., Senior Living Rev. Ref. Bonds (Springpoint Senior Living, Inc.), Series 2021, 4.00% 2051	2,000	2,115
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 0.435% 2033 (put 2024)[4]	3,270	3,255
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 2038 (put 2024)	2,000	2,045
		85,670

New Jersey 3.78%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2032	1,200	1,394
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,777
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	593
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,627
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,272
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2039	2,500	2,673

American Funds Tax-Exempt Funds	257

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2044	$1,000	$1,068
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,085	7,164
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	759
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2027	3,250	3,849
Econ. Dev. Auth., Motor Vehicle Surcharges Rev. Ref. Bonds, Series 2017-A, BAM insured, 4.00% 2034	2,210	2,406
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,287
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,241
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,230
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,729
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,692
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,215
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	3,899
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,223
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2029 (preref. 2025)	2,500	2,826
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031 (preref. 2026)	2,000	2,384
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,812
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,724
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 2035	800	897
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,464
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 2038	3,000	3,510
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-EEE, 5.00% 2043	2,000	2,323
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2019-LLL, 4.00% 2044	3,500	3,828
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 2046	6,355	6,950
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2021-QQQ, 4.00% 2050	1,500	1,630
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	11,729
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 1.66% 2028[4]	13,970	14,117
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 2029[2]	670	710
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2039[2]	825	886
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2049[2]	930	989
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2054[2]	725	769
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	23,275	23,934
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	1,545	1,670
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,703
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2037	1,850	2,050
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2038	6,600	7,298
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 4.00% 2039	4,550	5,023
Econ. Dev. Auth., Transit Transportation Project Bonds, Series 2020-A, 5.00% 2044	3,000	3,511
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2019-A, AMT, 2.20% 2039 (put 2029)	2,500	2,533
Educational Facs. Auth., Rev. Bonds (Higher Education Capital Improvement Fund Issue), Series 2014-A, 4.00% 2031	10,130	10,684
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024 (escrowed to maturity)	1,000	1,091
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027 (preref. 2026)	1,000	1,155
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030 (preref. 2026)	500	577
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2034	1,000	1,148
Health Care Facs. Fncg. Auth., Rev. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2021-A, 4.00% 2051	3,250	3,673
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	1,942
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	570
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2007, 5.75% 2037	6,500	6,521

258	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	$2,080	$2,086
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,110	3,120
Health Care Facs. Fncg. Auth., State Contract Rev. Ref. Bonds (Hospital Asset Transformation Program), Series 2017, 5.00% 2036	2,000	2,313
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	185	188
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	610	616
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 2039	10,000	10,289
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 2.50% 2040	4,870	4,762
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-C, AMT, 3.25% 2051	3,000	2,833
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	1,150	1,255
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-H, 3.00% 2052	4,585	4,825
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	1,000	1,140
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,250	1,409
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2048	1,875	2,107
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2014-A, 5.00% 2033	1,600	1,738
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 5.00% 2045	1,895	2,261
South Jersey Transportation Auth., Transportation System Rev. Ref. Bonds, Series 2020-A, 4.00% 2050	3,000	3,296
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 5.00% 2046	2,500	2,785
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	1,210	1,380
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 2032	8,000	9,955
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 4.00% 2037	5,000	5,494
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2037	600	673
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 2037	1,500	1,758
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2038	6,755	7,515
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-AA, 5.00% 2038	1,000	1,209
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2039	1,750	1,950
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2039	1,500	1,665
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2040	1,500	1,661
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2042	1,000	1,103
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	4,575	5,311
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2045	8,510	9,331
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 2045	2,530	3,004
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2022-BB, 4.00% 2046	12,760	13,899
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-AA, 5.00% 2046	2,000	2,316
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 3.00% 2050	2,000	1,886
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 4.00% 2050	5,000	5,432
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2020-AA, 5.00% 2050	4,455	5,264
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2050	2,500	2,885
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	2,000	2,374
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2033	2,500	2,941
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2038	4,500	4,988
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2039	3,500	3,869
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-A, 4.00% 2039	3,000	3,316
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2040	3,500	3,859
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2041	2,000	2,198
Transportation Trust Fund Auth., Transportation System Bonds, Series 2022-A, 4.00% 2042	4,000	4,383
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2026	1,225	1,115
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	7,375
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	1,010	889
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2028	9,800	8,376
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	17,520	13,683
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 2032	1,825	1,413
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	15,000	11,279

American Funds Tax-Exempt Funds	259

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey (continued)
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	$17,285	$12,590
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	2,642
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2035	3,580	2,420
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2036	10,660	6,950
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, BAM Insured, 0% 2038	3,180	2,017
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	13,330	7,511
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 2041[2]	7,500	7,680
		435,311

New Mexico 0.65%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 2051	57,450	49,734
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan and Four Corners Projects), Series 2016-B, 2.15% 2033	8,055	7,643
Hospital Equipment Loan Council, First Mortgage Rev. Bonds (Haverland Charter Lifestyle Group - La Vida Llena Expansion Project), Series 2019-A, 5.00% 2049	2,875	3,097
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	1,500	1,528
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	1,500	1,528
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	615	641
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-D, Class I, 3.00% 2052	4,000	4,206
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 2052	890	935
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	210	212
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2034	1,000	1,114
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2039	500	554
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2044	1,320	1,453
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2049	2,405	2,641
		75,286

New York 5.56%
Town of Brookhaven, Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 2055	6,815	7,379
Town of Brookhaven, Local Dev. Corp., Rev. Bonds (Long Island Community Hospital Project), Series 2020-A, 5.00% 2050	2,250	2,700
Brooklyn Arena Local Dev. Corp., PILOT Rev. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 2045	2,110	1,009
Brooklyn Arena Local Dev. Corp., PILOT Rev. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 2046	3,850	1,763
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,911
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	45,480	51,401
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Capital Appreciation Bonds, Series 2009, 0% 2044	2,000	998
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	544
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	600	643
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	518
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 2041[2]	1,065	1,191
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 2051[2]	1,620	1,791
Build NYC Resource Corp., Rev. Bonds (Friends of Hellenic Classical Charter Schools, Inc. Project), Series 2021-A, 5.00% 2055[2]	1,430	1,576

260	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 2031	$350	$378
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 2041	610	653
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 2051	635	669
Build NYC Resource Corp., Rev. Bonds (New World Preparatory Charter School Project), Series 2021-A, 4.00% 2056	530	555
Build NYC Resource Corp., Rev. Bonds (Richmond Preparatory Charter School Project), Series 2021-A, 5.00% 2051[2]	1,000	1,098
Build NYC Resource Corp., Rev. Bonds (Richmond Preparatory Charter School Project), Series 2021-A, 5.00% 2056[2]	1,000	1,095
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 2.50% 2031[2]	500	481
Build NYC Resource Corp., Rev. Bonds (Shefa School Project), Series 2021-A, 5.00% 2051[2]	2,000	2,264
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[2]	5,100	5,643
Build NYC Resource Corp., Rev. Ref. Bonds (Brooklyn Navy Yard Cogeneration Partners, LP Project), Series 2019, AMT, 5.00% 2028[2]	11,760	12,633
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[2]	310	329
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[2]	4,495	4,910
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2037	1,415	897
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2038	2,110	1,289
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2039	4,000	2,357
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2045	8,135	3,808
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2046	3,445	1,546
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 2048	5,050	2,096
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2049	4,020	1,594
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2055	8,000	2,551
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2055	6,090	1,995
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2056	3,950	1,247
Dormitory Auth., Rev. Bonds (Columbia University), Series 2018-A, 5.00% 2048	5,000	7,298
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	529
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	280
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 2045	900	987
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[2]	500	555
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[2]	500	555
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2033[2]	1,200	1,332
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2034[2]	1,200	1,332
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2035[2]	1,000	1,110
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2037	2,305	2,636
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2038	1,305	1,487
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 3.00% 2041	10,000	10,199
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2048	2,500	2,781
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 2044 (put 2029)[2]	4,750	4,948
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 2050 (put 2025)	1,375	1,427
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[1]	16,320	16,698
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-I, 1.75% 2024	1,900	1,901

American Funds Tax-Exempt Funds	261

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Town of Huntington, Local Dev. Corp. Rev. Bonds (Gurwin Independent Housing, Inc. / Fountaingate Gardens Project), Series 2021-A, 5.25% 2056	$3,685	$3,959
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	1,750	1,820
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	1,000	1,092
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 2046	2,655	2,553
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 2051	7,385	7,237
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-E, 5.00% 2038	1,970	2,086
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-1, 5.00% 2040	1,500	1,641
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-A-3, (SIFMA Municipal Swap Index + 0.50%) 0.56% 2042 (put 2022)[4]	750	750
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2021-A-2, 4.00% 2043	1,670	1,818
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	8,450	10,265
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 2043	6,000	7,096
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-1, 5.00% 2044	2,000	2,363
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 2045	1,045	1,131
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 4.75% 2045	11,300	12,967
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2021-A-1, 4.00% 2046	4,810	5,194
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 2047	2,000	2,149
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-2, 4.00% 2048	2,675	2,872
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 2049	16,385	17,581
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.00% 2050	12,955	15,070
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-C-1, 5.25% 2055	5,715	6,758
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-B, 5.00% 2023	1,125	1,202
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 0.583% 2032 (put 2024)[4]	3,960	3,957
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2026	2,365	2,723
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 2026	1,315	1,514
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 2028	1,890	2,232
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 5.00% 2032	930	1,119
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 2045	620	669
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, 0% 2032	6,000	4,580
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, BAM insured, 0% 2040	9,325	5,604
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Ann’s of Greater Rochester, Inc.), Series 2019, 5.00% 2040	2,870	2,992
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Ann’s of Greater Rochester, Inc.), Series 2019, 5.00% 2050	4,715	4,962
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 2045	4,785	5,014
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 2051	985	1,051
New York City G.O. Bonds, Series 2021-C, 4.00% 2041	1,000	1,123
New York City G.O. Bonds, Series 2021-F-1, 4.00% 2047	1,045	1,161
New York City G.O. Bonds, Series 2020-D-1, 4.00% 2050	4,000	4,398
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,624
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	1,925	1,956
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,300	1,309
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2046	2,375	2,412
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	5,350	5,981
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-DD-1, 4.00% 2050	7,750	8,651
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 2051	2,000	2,252
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-A-1, 4.00% 2036	5,000	5,802
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2051	1,205	1,358
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 2042[2]	10,300	10,573

262	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	$1,200	$1,288
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,641
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,019
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 2032	5,000	5,901
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	325
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2019-B, 5.00% 2040	1,000	1,133
County of Sullivan, Infrastructure Local Dev. Corp. Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-1, 4.85% 2031[2]	4,295	4,476
County of Sullivan, Infrastructure Local Dev. Corp. Rev. Bonds (Adelaar Infrastructure Project), Series 2016-E-2, 5.35% 2049[2]	16,155	16,772
County of Thompkins, Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2021[6]	1,000	515
County of Thompkins, Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2027[6]	1,805	930
County of Thompkins, Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2032[6]	2,345	1,208
County of Thompkins, Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, AMT, 5.00% 2038[6]	1,370	706
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 3.00% 2048	5,000	5,032
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2052	5,000	5,569
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2055	5,000	5,556
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2056	23,870	26,503
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 2053	4,130	4,546
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 2.25% 2026	6,520	6,562
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 2031	1,985	2,070
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.25% 2031	9,270	10,674
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 2036	4,960	6,010
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 2034	2,950	3,560
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2037	705	842
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 2039	1,100	1,202
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 2042	2,800	3,071
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	14,220	14,364
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	4,000	4,040
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project), Series 2015, AMT, 5.00% 2023	3,915	4,059
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,088
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,699
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,466
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,527
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,078
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2026	1,110	1,252

American Funds Tax-Exempt Funds	263

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	$565	$661
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,700	4,304
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2031	4,000	4,636
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	7,000	8,097
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2033	3,000	3,467
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2034	4,500	5,199
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 2035	2,000	2,375
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	7,380	8,041
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2036	1,000	1,153
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 2040	6,000	7,029
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 2045	13,610	15,157
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2039	1,500	1,798
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 3.00% 2040	4,000	4,142
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-E, 3.00% 2050	5,000	5,077
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 3.00% 2040	6,500	6,648
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,020	1,118
County of Westchester, Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 2026[2]	5,200	5,188
County of Westchester, Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 2056[2]	3,665	3,844
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,341
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.00% 2040	1,000	1,021
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (The Bethel Methodist Home - The Knolls Project), Series 2020-A, 5.125% 2055	1,100	1,113
City of Yonkers, Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 4.00% 2029	200	215
City of Yonkers, Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 2039	420	476
City of Yonkers, Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 2054	930	1,037
		641,009

North Carolina 0.43%
Educational Assistance Auth., Student Loan Rev. Bonds, Series 2020-A, AMT, 3.125% 2039	675	659
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 46-A, 3.00% 2051	3,900	4,089
Medical Care Commission, Health Care Facs. First Mortgage Rev. Bonds (The Presbyterian Homes Obligated Group), Series 2020-A, 5.00% 2045	1,500	1,753
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032 (preref. 2022)	1,500	1,505
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 5.00% 2037 (preref. 2022)	820	823
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2025	410	434
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2030	1,900	2,001
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2035	1,000	1,048

264	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
North Carolina (continued)
Medical Care Commission, Health Care Facs. Rev. Bonds (Novant Health Obligated Group), Series 2019-A, 4.00% 2049	$2,820	$3,174
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 2045	1,000	1,096
Medical Care Commission, Retirement Facs. First Mortgage Bonds (Pennybyrn at Maryfield), Series 2020-A, 5.00% 2050	1,500	1,640
Medical Care Commission, Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (Plantation Village, Inc.), Series 2021-A, 4.00% 2052	3,500	3,792
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	5,230	5,306
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (EveryAge), Series 2021-A, 4.00% 2047	2,940	3,207
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (EveryAge), Series 2021-A, 4.00% 2051	965	1,045
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Lutheran Retirement Ministries Project), Series 2019-A, 5.00% 2049	1,300	1,436
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2039	1,650	1,822
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Sharon Towers), Series 2019-A, 5.00% 2049	4,100	4,485
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2019-B, (1-month USD-LIBOR x 0.67 + 0.35%) 0.193% 2034 (put 2022)[4]	10,000	9,997
		49,312

North Dakota 0.36%
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, Assured Guaranty Municipal insured, 3.00% 2046	3,430	3,360
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2046	500	557
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 4.00% 2051	300	332
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 2052	980	1,027
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2043	13,400	15,302
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2048	9,500	10,781
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2053	8,550	9,660
		41,019

Ohio 3.39%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-C, 1.50% 2026 (put 2025)	2,110	2,073
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2026	7,975	8,107
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2026	2,750	2,796
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 2041 (put 2029)	1,000	1,038
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 2029	7,000	7,204
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 2049[2]	37,560	41,702
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 2038[2]	1,850	2,063
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 2048[2]	2,500	2,822
Air Quality Dev. Auth., Rev. Ref. Bonds (AK Steel Corp. Project), Series 2012-A, AMT, 6.75% 2024	6,000	6,023
County of Allen, Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2040	1,200	1,355
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2020-B-2, 5.00% 2055	29,745	32,718
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2020-B-3, 0% 2057	148,890	23,359
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	5,500	6,310
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2037	4,250	4,632
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2047	3,795	4,083
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2050	2,400	2,578
Port of Greater Cincinnati Dev. Auth., Education Rev. Bonds (IPS Cincinnati LLC - Idea Greater Cincinnati, Inc. Projects), Series 2021, 4.375% 2056 (put 2026)	4,680	4,596
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-A, 4.00% 2055[2]	1,750	1,788
Cleveland-Cuyahoga Port Auth., Tax Increment Fncg. Rev. and Rev. Ref. Bonds (Flats East Bank Project), Series 2021-B, 4.50% 2055[2]	1,850	1,912
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2052	7,750	8,886

American Funds Tax-Exempt Funds	265

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 5.25% 2028	$235	$237
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040 (preref. 2022)	2,210	2,261
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040 (preref. 2022)	140	143
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,333
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 2040	2,905	3,247
County of Franklin, Health Care Facs. Rev. Ref. and Improvement Bonds (Wesley Communities Obligated Group), Series 2020, 5.25% 2055	8,455	9,332
County of Franklin, Health Care Facs. Rev. Ref. Bonds (Ohio Living Communities), Series 2022, 4.00% 2040	5,790	6,210
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042 (preref. 2022)	7,730	7,961
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042 (preref. 2022)	1,500	1,523
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	4,360	4,764
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	3,870	4,145
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	6,145	6,570
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2047	2,560	2,778
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2052	1,125	1,218
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2041	1,465	1,631
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 2046	1,000	1,104
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 2042	2,250	2,566
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 2045	2,750	3,120
Higher Educational Facs. Auth., Healthcare Fac. Rev. Bonds (Judson Obligated Group 2020 Project), Series 2020-A, 5.00% 2050	6,525	7,388
Higher Educational Facs. Auth., Hospital Parking Rev. Bonds (University Circle, Inc. 2020 Project), Series 2020, 5.00% 2045	3,925	4,585
Higher Educational Facs. Commission, Higher Educational Fac. Rev. Bonds (John Carroll University Project), Series 2022, 4.00% 2052	4,225	4,610
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 2040[2]	2,390	2,524
City of Hilliard, Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 2046[2]	2,320	2,422
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2028[2]	6,000	6,416
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2033[2]	13,835	14,589
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2038[2]	6,750	7,069
Hospital Rev. Bonds (Aultman Health Foundation), Series 2018, 5.00% 2048[2]	17,670	18,278
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2034	350	447
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 2039	925	1,169
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	15,675	18,393
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	2,765	2,852
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	2,000	2,057
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	9,360	9,617
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2039	120	131
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2053	20,455	22,126
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.00% 2022	890	914
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	12,715	13,041
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	893
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	16,450	16,867

266	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	$3,965	$4,136
Southern Ohio Port Auth., Exempt Fac. Rev. Bonds (PureCycle Project), Series 2020-A, AMT, 7.00% 2042[2]	500	562
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,761
		391,035

Oklahoma 0.16%
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,070	1,145
Dev. Fin. Auth., Health System Rev. Bonds (OU Medicine Project), Series 2018-B, 5.50% 2057	3,765	4,517
Dev. Fin. Auth., Rev. Bonds (Oklahoma Proton Center), Series 2021-A-1, 7.25% 2051[2]	3,500	4,084
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 2037[6]	325	—	[11]
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 2047[6]	1,132	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 2052[6]	586	1
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources, Inc. - Cross Village Student Housing Project), Series 2017-A, 5.25% 2057[6]	2,054	2
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035 (preref. 2024)	1,000	1,087
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045 (preref. 2024)	2,480	2,695
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2001-B, AMT, 5.50% 2035	4,000	4,195
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds (AMR Corp. Guaranteed), Series 2013-B, AMT, 5.50% 2035	520	545
		18,272

Oregon 0.42%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 2031[2,6]	100	6
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.125% 2040	625	677
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.25% 2050	1,000	1,082
County of Clackamas, Hospital Facs. Auth., Rev. Senior Living Bonds (Rose Villa, Inc. Obligated Group), Series 2020-A, 5.375% 2055	1,000	1,084
Facs. Auth., Rev. Ref. Bonds (Samaritan Health Services Project), Series 2020-A, 5.00% 2040	2,250	2,709
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-E, AMT, 3.50% 2040	1,535	1,597
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 2051	1,020	1,048
County of Multnomah, Hospital Facs. Auth., Rev. and Rev. Ref. Green Bonds (Exempt Terwilliger Plaza - Parkview Project), Series 2021-A, 4.00% 2056	2,600	2,662
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.125% 2035	2,340	2,396
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	1,500	1,535
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,208
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2020-A, 5.125% 2055	6,200	6,313
Port of Portland, Portland International Airport Rev. Bonds, Series 27-A, AMT, 4.00% 2050	2,440	2,663
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2033	550	621
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2048	1,100	1,222
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,835	1,963
County of Yamhill, Hospital Auth., Rev. Bonds (Friendsview Retirement Community), Series 2021-B-3, 1.75% 2026	2,500	2,482
County of Yamhill, Hospital Auth., Rev. Bonds (Friendsview Retirement Community), Series 2021-B-1, 2.50% 2028	2,000	1,978
County of Yamhill, Hospital Auth., Rev. Ref. Bonds (Friendsview Retirement Community), Series 2021-B-2, 2.125% 2027	1,750	1,720
County of Yamhill, Hospital Auth., Rev. Ref. Bonds (Friendsview Retirement Community), Series 2021-A, 5.00% 2036	2,000	2,324

American Funds Tax-Exempt Funds	267

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Oregon (continued)
County of Yamhill, Hospital Auth., Rev. Ref. Bonds (Friendsview Retirement Community), Series 2021-A, 5.00% 2046	$2,420	$2,750
County of Yamhill, Hospital Auth., Rev. Ref. Bonds (Friendsview Retirement Community), Series 2021-A, 5.00% 2051	1,620	1,836
County of Yamhill, Hospital Auth., Rev. Ref. Bonds (Friendsview Retirement Community), Series 2021-A, 5.00% 2056	2,500	2,813
		48,689

Pennsylvania 5.54%
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	4,145
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 0.908% 2037[4]	7,030	7,006
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,500	2,965
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 2042[2]	1,500	1,700
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2022	160	164
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2027	2,210	2,496
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2035	4,675	5,034
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2036	1,835	1,974
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 3.75% 2042	1,560	1,521
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 4.00% 2047	6,665	6,617
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2047	17,005	18,071
County of Berks, Industrial Dev. Auth., Health System Rev. Bonds (Tower Health Project), Series 2017, 5.00% 2050	9,390	9,949
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-A, 5.00% 2032	350	396
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 2038	1,000	1,099
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2017-C, 5.00% 2042	1,000	1,082
County of Berks, Municipal Auth., Rev. Bonds (The Reading Hospital and Medical Center Project), Series 2012-A, 4.50% 2041	100	100
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2027	2,065	2,307
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2028	800	906
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2029	1,500	1,721
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2030	800	928
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2031	700	818
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-A, 5.00% 2032	750	883
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-B-2, 5.00% 2040 (put 2027)	12,960	14,301
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-B-3, 5.00% 2040 (put 2030)	11,835	13,508
County of Berks, Municipal Auth., Rev. Bonds (Tower Health Project), Series 2020-B-1, 5.00% 2040 (put 2025)	6,685	7,153
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2036	1,200	1,455
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2037	2,565	3,107
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2038	2,725	3,294
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2039	2,925	3,531
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2040	3,000	3,615
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2041	2,130	2,563
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 2046	3,495	3,810
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 4.00% 2051	5,180	5,623
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (Grand View Hospital), Series 2021, 5.00% 2054	7,470	8,828
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 2050	2,500	2,752
County of Bucks, Industrial Dev. Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2021, 3.00% 2053	1,370	1,370
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2029	1,130	1,257
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2032	585	647
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2033	415	458
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	1,960	2,058
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2047	1,160	1,294

268	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2051	$645	$718
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 2028[2]	275	295
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 2038[2]	1,562	1,733
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,679
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	7,500	8,235
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	7,005	7,675
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,117
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,791
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 3.375% 2029	4,545	4,629
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2029	3,165	3,493
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2034	4,415	4,819
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2039	1,345	1,462
County of Cumberland, Municipal Auth., Rev. Ref. Bonds (Asbury Pennsylvania Obligated Group), Series 2019, 5.00% 2045	7,650	8,275
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,426
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	571
Delaware Valley Regional Fin. Auth., Local Government Rev. Bonds, Series 2007-C, (3-month USD-LIBOR x 0.67 + 0.75%) 0.864% 2037[4]	5,750	5,641
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2041	6,550	7,257
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 4.00% 2045	2,850	3,027
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2046	7,370	8,119
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2019-A, 5.00% 2049	2,000	2,267
City of Dubois, Hospital Auth., Hospital Rev. Bonds (Penn Highlands Healthcare), Series 2021, 4.00% 2051	1,500	1,642
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046 (preref. 2024)	1,500	1,638
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,746
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 2023	3,800	3,736
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,737
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	18,719
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	14,490	16,596
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,000	1,141
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Consol Energy Inc. Project), Series 2021-A, 9.00% 2051 (put 2028)[2]	9,750	11,765
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 2037 (put 2024)	1,600	1,580
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2021-A, AMT, (SIFMA Municipal Swap Index + 0.40%) 0.46% 2041 (put 2024)[4]	10,855	10,811
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 2041 (put 2024)	3,500	3,588
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 2039[2]	5,750	5,795
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2029	300	362
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2031	525	638
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2034	825	999
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	2,500	2,949
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2038	500	546

American Funds Tax-Exempt Funds	269

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2039	$385	$420
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2043	1,000	1,085
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2048	1,300	1,405
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2049	510	551
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2053	2,150	2,319
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2028	550	645
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2020, 2.45% 2041	3,115	3,028
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.625% 2042	3,285	3,188
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-B, AMT, 3.125% 2048	1,000	947
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	1,000	1,171
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-B, 5.00% 2032	1,000	1,272
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-A, 5.00% 2038	1,600	1,989
Higher Educational Facs. Auth., Health System Rev. Ref. Bonds (University of Pennsylvania Health System), Series 2021-A, 5.00% 2044	565	694
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044 (preref. 2022)	2,760	2,841
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,665
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	635
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	1,450	1,587
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	5,215	5,555
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 2038	3,380	3,503
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	1,465	1,520
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 2051	2,605	2,744
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 2051	1,565	1,634
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 2051	555	580
City of Lancaster, Industrial Dev. Auth., Health Center Rev. Ref. Bonds (Landis Homes Retirement Community Project), Series 2021, 4.00% 2056	2,850	2,967
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 2040	2,250	2,499
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 2045	2,150	2,372
County of Lancaster, Hospital Auth., Rev. Bonds (Saint Anne’s Retirement Community, Inc. Project), Series 2020, 5.00% 2050	4,650	5,119
County of Lehigh, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2016-B, 1.80% 2027 (put 2022)	500	503
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2047	3,500	3,860
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 5.00% 2052	8,000	9,612
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 3.25% 2055	12,000	11,734
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2022-B, 4.00% 2056	19,500	21,064
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2032	340	376
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2037	780	858
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2047	6,055	6,614
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 4.00% 2048	395	421
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	1,500	1,671
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2030	5,185	5,779
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	10,895	12,143

270	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	$12,650	$14,102
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,060	2,294
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	3,360	3,871
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	4,250	4,875
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027 (preref. 2022)	2,500	2,533
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement - Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028 (preref. 2022)	2,800	2,837
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 4.00% 2043	500	561
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2020-C, 5.00% 2045	1,240	1,458
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Waverly Heights, Ltd.), Series 2019, 5.00% 2044	1,250	1,406
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	1,000	1,131
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 1.111% 2048 (put 2022)[4]	600	603
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 2039	1,500	1,673
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 2044	3,725	4,128
County of Northampton, Industrial Dev. Auth., Rev. Bonds (Morningstar Senior Living, Inc.), Series 2019, 5.00% 2049	4,200	4,641
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,176
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2033	3,500	4,067
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	3,960
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	14,190	14,468
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 2030	525	599
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 2040	620	726
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School II Project), Series 2020-A, 5.00% 2050	1,050	1,213
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 2030	2,400	2,745
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 2040	4,020	4,708
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 2050	7,240	8,369
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Mast Community Charter School III Project), Series 2021, 5.00% 2054	5,245	6,039
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Electrical and Technology Charter School Project), Series 2021-A, 4.00% 2041	750	798
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Electrical and Technology Charter School Project), Series 2021-A, 4.00% 2051	1,600	1,675
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Performing Arts String Theory Charter School), Series 2020, 5.00% 2040[2]	785	894
City of Philadelphia, Industrial Dev. Auth., Charter School Rev. Bonds (Philadelphia Performing Arts String Theory Charter School), Series 2020, 5.00% 2050[2]	1,700	1,913
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 4.00% 2029	350	371
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 2039	500	540

American Funds Tax-Exempt Funds	271

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania (continued)
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (Independence Charter School West), Series 2019, 5.00% 2050	$1,375	$1,467
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 2047	3,425	3,834
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	6,100	7,035
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2028	745	892
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	4,500	5,179
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030 (preref. 2026)	10	12
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,270	1,524
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,144
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,713
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,193
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,140
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 2034	3,000	4,099
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	5,000	5,840
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2027	275	321
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	275	322
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,158
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2034	825	959
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2035	750	871
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,255
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	13,360	13,778
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	650	659
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2035	4,685	5,320
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2038	7,260	8,220
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,177
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2043	340	380
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2044	425	473
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	4,750	5,763
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2045	470	521
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2046	510	566
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	1,425	1,722
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-A, 4.00% 2050	1,000	1,118
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 2023	380	386
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 2028	850	915
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 2025	900	978
County of Westmoreland, Industrial Dev. Auth., Health System Rev. Bonds (Excela Health Project), Series 2020-A, 4.00% 2037	1,400	1,590
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2059	2,000	2,380
		638,571

Puerto Rico 5.38%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	805	820
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 4.00% 2023[2]	3,000	3,134
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2024[2]	1,700	1,859
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2025[2]	7,790	8,785
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 2033[2]	11,420	14,110
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 2033[2]	485	603
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2035[2]	21,250	25,742
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 5.00% 2037[2]	12,595	15,462
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 5.00% 2037[2]	450	553
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-B, 4.00% 2042[2]	41,960	47,214
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2022-A, 4.00% 2042[2]	12,840	14,381
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2021-A, 4.00% 2042[2]	260	293
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2020-A, 5.00% 2047[2]	14,500	17,024
Children’s Trust, Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2057	75,000	5,401
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.00% 2022[6]	250	258
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 2023[6]	235	243
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 2023[6]	235	244

272	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, National insured, 5.00% 2024	$1,420	$1,453
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 2024[6]	2,610	2,705
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.375% 2024[6]	6,815	7,071
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2026[6]	340	352
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 2026[6]	165	171
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 2027[6]	355	367
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2027[6]	320	332
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 2027[6]	3,000	3,112
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	3,100	3,164
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 2028[6]	20	20
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 2029[6]	125	129
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 2030	185	189
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 2030[6]	110	114
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 2032[6]	4,055	4,187
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2033[6]	300	319
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2035[6]	250	259
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 2037[6]	4,115	4,249
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 2038[6]	2,150	2,236
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2040[6]	18,475	19,145
Electric Power Auth., Power Rev. Bonds, Series 2013-A, 7.00% 2040[6]	4,500	4,781
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 2042[6]	10,120	10,449
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 2042[6]	1,885	1,946
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 2024	120	121
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 0.663% 2029[4]	14,865	15,031
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2030	475	496
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	1,870	1,905
G.O. Bonds, Series 2006-B, 5.00% 2035[6]	100	98
G.O. Bonds, Series 2014-A, 8.00% 2035[6]	860	766
G.O. Public Improvement Bonds, Series 2006-A, 5.25% 2023[6]	220	217
G.O. Public Improvement Bonds, Series 2005-A, 5.00% 2024[6]	135	133
G.O. Public Improvement Bonds, Series 2007-A, 5.00% 2025[6]	150	148
G.O. Public Improvement Bonds, Series 2005-A, 5.00% 2025[6]	115	113
G.O. Public Improvement Bonds, Series 2001-A, 5.50% 2029[6]	145	144
G.O. Public Improvement Bonds, Series 2011-E, 5.375% 2030[6]	150	145
G.O. Public Improvement Bonds, Series 2001-A, 5.125% 2031[6]	5,015	5,046
G.O. Public Improvement Bonds, Series 2011-E, 5.625% 2032[6]	45	45
G.O. Public Improvement Bonds, Series 2004-A, 5.00% 2033[6]	310	305
G.O. Public Improvement Bonds, Series 2008-A, 5.375% 2033[6]	210	206
G.O. Public Improvement Bonds, Series 2007-A, 5.25% 2037[6]	2,250	2,278
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.125% 2012[6]	100	91
G.O. Public Improvement Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2016[6]	150	147
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 3.90% 2017[6]	3,085	2,800
G.O. Public Improvement Rev. Ref. Bonds, Series 2007-A-1, 5.50% 2017[6]	210	206
G.O. Public Improvement Rev. Ref. Bonds, Series 2008-A, 4.75% 2018[6]	250	242
G.O. Public Improvement Rev. Ref. Bonds, Series 2002-A, 5.50% 2019[6]	100	98
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.00% 2020[6]	500	456
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.00% 2020[6]	115	104
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.00% 2021[6]	535	488
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.00% 2021[6]	115	104
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021[6]	2,710	2,537
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021[6]	135	125
G.O. Public Improvement Rev. Ref. Bonds, Series 2008-A, 5.00% 2021[6]	100	97
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.125% 2022[6]	365	337
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2022[6]	2,235	2,095
G.O. Public Improvement Rev. Ref. Bonds, Series 2006-A, 5.25% 2022[6]	140	138
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.25% 2023[6]	7,370	6,983
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.00% 2024[6]	285	254
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.50% 2025[6]	310	288
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.50% 2026[6]	1,755	1,667
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.50% 2026[6]	100	94
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-B, 4.10% 2028[6]	1,030	935
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-A, 6.00% 2028[6]	400	396

American Funds Tax-Exempt Funds	273

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
G.O. Public Improvement Rev. Ref. Bonds, Series 2005-A, 5.00% 2029[6]	$130	$128
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-E, 5.375% 2030[6]	8,735	8,626
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.75% 2031[6]	125	114
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-C, 5.75% 2032[6]	165	158
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-C, 5.75% 2032[6]	100	94
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2033[6]	300	276
G.O. Public Improvement Rev. Ref. Bonds, Series 2014-A, 8.00% 2035[6]	2,500	2,256
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-C, 5.75% 2036[6]	3,115	2,909
G.O. Public Improvement Rev. Ref. Bonds, Series 2011-C, 5.75% 2036[6]	245	224
G.O. Public Improvement Rev. Ref. Bonds, Series 2009-B, 5.875% 2036[6]	100	99
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.125% 2037[6]	1,045	963
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.50% 2039[6]	7,660	7,277
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.50% 2039[6]	585	549
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2041[6]	46,290	42,240
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2041[6]	1,698	1,528
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	490	494
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2004-J, National insured, 5.00% 2029	1,075	1,092
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, AMBAC insured, 7.341% 2028[4]	8,535	8,205
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	755	759
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	6,200	6,292
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.50% 2031	6,815	6,849
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.125% 2032	3,750	3,809
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2036	520	523
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	6,455	6,568
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,024
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,700	1,732
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	964
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2024	325	326
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	825	828
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	995	1,001
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,525	1,539
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,650	1,679
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2022	1,500	1,536
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2023	1,600	1,687
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2024	1,700	1,838
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2025	1,800	1,992
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2026	1,900	2,147
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2027	1,900	2,187

274	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Puerto Rico (continued)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2028	$2,000	$2,340
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	2,230	2,236
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2034	2,200	2,588
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2044	2,500	2,899
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2031	170	210
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 2033	205	251
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 4.00% 2038	450	499
Infrastructure Fncg. Auth., Special Tax Rev. Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2036	1,685	870
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2024	240	246
Public Building Auth., Government Facs. Rev. and Rev. Ref. Bonds, Series 2004-S-1, 5.25% 2033[6]	100	110
Public Building Auth., Government Facs. Rev. Bonds, Series 2011-S, 5.125% 2026[6]	100	107
Public Building Auth., Government Facs. Rev. Bonds, Series 2011-S, 5.65% 2028[6]	1,860	1,888
Public Building Auth., Government Facs. Rev. Bonds, Series 2012-N, 5.00% 2032[6]	590	640
Public Building Auth., Government Facs. Rev. Bonds, Series 2004-I, 5.00% 2036[6]	907	952
Public Building Auth., Government Facs. Rev. Ref. Bonds, Series 2009-P, 6.25% 2026[6]	105	118
Public Building Auth., Government Facs. Rev. Ref. Bonds, Series 2012-U, 5.25% 2042[6]	3,500	3,614
Public Building Auth., Government Facs. Rev. Ref. Bonds, Series 2012-U, 5.25% 2042[6]	315	321
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2047[4]	3,512	1,187
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2054[4]	22,487	5,408
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Capital Appreciation Bonds, Series 2019, Class 2, 0% 2054[4]	84	20
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 2058	3,000	3,295
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	5,527	6,157
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	269	256
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	498	418
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	641	501
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2033	149	108
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	239,434	78,037
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	338,775	79,784
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2023	1,000	995
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	875	868
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2025	675	668
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2026	520	513
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	1,269	1,247
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2036	4,325	4,249
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	2,710	2,703
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	60	60
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,710	5,681
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,660	4,625
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	51
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2025	470	465
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	105	107
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,450	1,432
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	8,370	8,224
		620,766

Rhode Island 0.53%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	572
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	574
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 2046	270	305
Health and Educational Building Corp., Educational Institution Rev. Bonds (St. George’s School Issue), Series 2021, 4.00% 2051	740	833

American Funds Tax-Exempt Funds	275

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Rhode Island (continued)
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	$1,500	$1,673
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	6,850	7,576
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,558
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2034	3,150	3,519
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	4,305	4,436
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2029	330	398
Student Loan Auth., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.25% 2039	12,135	11,728
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 2034	4,275	4,316
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 2035	2,865	2,854
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 2052	120,710	20,523
		60,865

South Carolina 1.49%
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2032	10,208	5,180
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	73,648	18,443
Connector 2000 Assn., Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2051	25	3
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	1,275	1,331
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 2050	3,430	3,717
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	2,970	3,124
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Bishop Gadsden Episcopal Retirement Community), Series 2019-A, 5.00% 2054	2,500	2,776
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2036 (preref. 2026)[1,2]	3,000	3,461
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2041 (preref. 2026)[1,2]	12,495	14,415
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 2042	1,745	1,921
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Woodlands at Furman), Series 2020-A, 5.00% 2054	1,155	1,260
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 2036[2]	1,000	1,049
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 2046[2]	1,150	1,184
Jobs-Econ. Dev. Auth., Educational Facs. Rev. Ref. Bonds (Green Charter School), Series 2021-A, 4.00% 2056[2]	1,425	1,463
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 2042	1,855	1,899
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[2]	2,000	2,166
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2041[2]	6,000	6,429
Jobs-Econ. Dev. Auth., Hospital Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2044	5,000	5,605
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,212
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2047	4,700	5,045
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2052	5,055	5,421
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2032	2,135	2,304
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2038	6,535	7,009
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2048	3,500	3,732
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	2,500	2,632
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2032	965	1,109
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	250	291
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	14,850	17,226
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043 (preref. 2022)	3,670	3,726
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	100	113
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	2,055	2,250
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	1,000	1,116
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,950	3,322
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	3,555	4,095
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,280	12,133
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2056	45	52
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-A, 5.00% 2029	15	17
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2031	2,010	2,339
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	6,275	7,207

276	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
South Carolina (continued)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	$3,000	$3,349
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2039	505	574
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,215	2,435
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.00% 2026[2]	905	892
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.625% 2031[2]	1,000	971
County of Richland, The Village at Sandhill Improvement Dist., Rev. Ref. Assessment Bonds, Series 2021, 3.75% 2036[2]	1,270	1,218
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 4.00% 2037	445	510
		171,726

South Dakota 0.12%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	435	448
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	4,310	4,634
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-A, 3.00% 2051	4,970	5,200
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 2051	3,910	4,090
		14,372

Tennessee 0.20%
Chattanooga-Hamilton County Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	2,815	3,076
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	455	472
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 2036[2]	750	835
Metropolitan Government of Nashville and Davidson County, Industrial Dev. Board, Facs. Rev. Bonds (Waste Management, Inc. of Tennessee Project), Series 2001, AMT, 0.58% 2031 (put 2024)	700	691
Counties of Nashville and Davidson, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Series 2021-A, 4.00% 2051[2]	1,460	1,452
Counties of Nashville and Davidson, Industrial Dev. Board, Special Assessment Rev. Bonds (South Nashville Central Business Improvement Dist.), Capital Appreciation Bonds, Series 2021-B, 0% 2043[2]	2,950	1,091
County of Shelby, Health, Educational and Housing Fac. Board, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047 (preref. 2022)	2,185	2,270
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 2052 (put 2031)	11,025	13,523
		23,410

Texas 5.19%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.125% 2041	3,325	3,254
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.375% 2051	7,290	7,068
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Legacy Traditional Schools - Texas Project), Series 2021-A, 4.50% 2056	3,000	2,916
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 2035	1,500	1,728
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 2036	1,690	1,945
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 2041	600	643
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Newman International Academy), Series 2021-A, 5.00% 2051	1,150	1,212
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2038	1,000	1,083
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2048	2,685	2,867
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2053	1,375	1,464
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	1,705	1,725
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	3,370	3,805
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	3,745	4,178
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	4,100	4,569
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 2036	1,160	1,240

American Funds Tax-Exempt Funds	277

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 2041	$610	$649
Arlington Higher Education Fin. Corp., Education Rev. Ref. Bonds (Wayside Schools), Series 2021-A, 4.00% 2046	860	909
City of Arlington, Special Tax Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2043	825	968
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-A, 4.00% 2050	2,875	3,022
City of Baytown, Municipal Dev. Dist., Hotel Rev. Bonds (Baytown Convention Center Hotel), Series 2021-B, 5.00% 2050[2]	2,155	2,272
County of Brazoria, Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Gladieux Metals Recycling, LLC Project), Series 2020, 8.50% 2039[2]	17,000	17,405
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-A, AMT, 2.35% 2040	640	642
Brazos Higher Education Auth., Inc., Student Loan Program Rev. Bonds, Series 2020-1-B, AMT, 3.00% 2040	1,800	1,639
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	500	571
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 2032	2,400	2,451
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 2033	1,000	1,068
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Vanguard Academy, Inc.), Series 2021, 3.00% 2046	7,000	7,212
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 2.50% 2031	285	273
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 3.50% 2031	790	757
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-A, 4.00% 2050	3,955	4,208
Conroe Local Government Corp., Hotel Rev. Bonds (Conroe Convention Center Hotel), Series 2021-B, 5.00% 2050	4,485	4,758
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Improvement Area 1 Project), Series 2021, 4.50% 2051[2]	1,000	1,003
City of Crandall, Special Assessment Rev. Bonds (Cartwright Ranch Public Improvement Dist. Major Improvement Area Project), Series 2021, 5.25% 2051[2]	500	508
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	4,500	4,612
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,125
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 3.82% 2025 (preref. 2022)	445	451
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032 (preref. 2022)	925	942
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	6,465	6,527
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	282
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2037	2,960	3,225
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	522
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,270	1,298
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	23,205	25,070
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,428
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,556
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,000	1,092
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2020-A, Assured Guaranty Municipal insured, 3.125% 2056	5,000	5,078
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	2,985	3,222
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 2052	3,385	3,566
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 2041 (put 2025)	835	815
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-B-1, AMT, 4.00% 2041	31,295	32,605
City of Houston, Airport System Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2021-A, AMT, 4.00% 2041	18,565	19,339
City of Houston, Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 4.00% 2046	3,000	3,299

278	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	$12,500	$12,574
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,018
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	13,000	14,954
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	8,600	8,996
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,775	7,174
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-C, AMT, 5.00% 2027	7,700	8,750
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-A, AMT, 5.00% 2027	2,000	2,272
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2020-B-2, AMT, 5.00% 2027	1,000	1,136
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	8,000	8,644
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 2032	500	527
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 3.00% 2033	310	327
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 2033	1,000	1,126
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 1.16% 2044 (put 2023)[4]	1,350	1,351
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 2044	1,000	1,127
County of Jefferson, Port of Beaumont Navigation Dist., Dock and Wharf Fac. Rev. Bonds (Jefferson Gulf Coast Energy Project), Series 2020-A, 3.625% 2035[2]	2,095	2,115
County of Jefferson, Port of Beaumont Navigation Dist., Dock and Wharf Fac. Rev. Bonds (Jefferson Gulf Coast Energy Project), Series 2021-A, AMT, 2.75% 2036[2]	955	881
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2024	1,000	1,090
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2025	1,000	1,121
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	3,450	3,844
Town of Little Elm, Spiritas Ranch Public Improvement Dist., Special Assessment Rev. Bonds, Series 2021, 5.375% 2051[2]	23,000	21,952
Love Field Airport Modernization Corp., General Airport Rev. Ref. Bonds, Series 2021, AMT, 4.00% 2039	1,000	1,137
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	4,570	5,267
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	1,945	2,323
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 2031[2]	2,000	2,103
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 0.61% 2027[4]	2,155	2,160
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, (3-month USD-LIBOR x 0.66 + 0.69%) 0.823% 2027[4]	22,500	22,510
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2027	2,730	3,165
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2029	2,570	3,067
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2030	3,500	4,251
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2031	2,210	2,723
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 2032	2,355	2,945
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2036[2]	1,000	1,082
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2041[2]	2,080	2,228
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2046[2]	1,610	1,706
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2051[2]	3,335	3,519

American Funds Tax-Exempt Funds	279

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Education Rev. and Rev. Ref. Bonds (Junilee Academic Center), Series 2021, 4.00% 2056[2]	$3,010	$3,158
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 2029[2]	510	519
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 2039[2]	1,020	1,075
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 2049[2]	2,290	2,399
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 2030	1,000	1,104
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 2035	500	548
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 2040	790	863
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Morningside Ministries Project), Series 2020-A, 5.00% 2055	6,100	6,616
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031 (preref. 2024)	1,170	1,312
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2036 (preref. 2024)	150	168
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046 (preref. 2024)	4,350	4,877
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 2050	1,180	1,203
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 2055	5,500	5,590
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Obligated Group), Series 2019, 5.00% 2039	1,000	1,034
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2035	100	104
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2043	3,700	3,809
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2049	8,430	8,655
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,410	1,548
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,900	5,337
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 2031	1,680	1,802
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 2036	1,755	1,864
New Hope Cultural Education Facs. Fin. Corp., Senior Living Rev. Bonds (Wichita Falls Retirement Foundation Project), Series 2021, 4.00% 2041	1,750	1,837
New Hope Cultural Education Facs. Fin. Corp., Senior Living. Rev. Bonds (Sanctuary LTC Project), Series 2021, 5.50% 2057	2,500	2,450
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036 (preref. 2026)	2,030	2,328
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2032 (preref. 2027)	855	1,004
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037 (preref. 2027)	2,810	3,298
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042 (preref. 2027)	7,405	8,692
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2039	1,125	1,219
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	4,600	4,983

280	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035 (preref. 2025)	$1,000	$1,119
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties LLC - Blinn College Project), Series 2020-A, 5.00% 2040	1,300	1,449
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (NCCD-Brenham Properties LLC - Blinn College Project), Series 2020-A, 5.00% 2057	4,460	4,886
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2032 (preref. 2022)	750	762
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2037 (preref. 2022)	600	610
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2042 (preref. 2022)	1,000	1,017
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2018, 5.00% 2048	450	455
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.25% 2048 (preref. 2022)	3,460	3,520
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 2041	1,685	1,768
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 2051	1,300	1,346
Newark Higher Education Fin. Corp., Education Rev. Bonds (TLC Academy), Series 2021-A, 4.00% 2056	1,250	1,286
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2017-A, 5.00% 2039	10,000	11,914
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,200
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,099
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,097
North Texas Tollway Auth., System Rev. Ref. First Tier Bonds, Series 2020-A, 3.00% 2038	3,000	3,144
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.00% 2051[2]	5,500	5,526
City of Plano, Special Assessment Rev. Bonds (Collin Creek West Public Improvement Dist. Project), Series 2021, 4.375% 2051[2]	14,000	13,592
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2036	500	536
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,626
City of Sanger, Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038[6]	3,110	778
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2037	1,500	1,689
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2038	2,375	2,667
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2039	750	840
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2039	455	510
Surface Transportation Corp., Rev. Ref. Bonds (LBJ Infrastructure Group LLC I-635 Managed Lanes Project), Series 2020-A, 4.00% 2040	335	375
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2027	9,615	10,135
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	5,500	5,747
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2037	6,150	6,533
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2045	14,005	14,800
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2030	1,650	1,829
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2035	200	219
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2040	1,655	1,807
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,456
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,457
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2041	430	195

American Funds Tax-Exempt Funds	281

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2042	$2,370	$1,015
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	17,800	15,762
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	8,500	7,329
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2020-A, 5.00% 2050	1,300	1,906
		598,628

United States 0.14%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 2036	2,066	2,270
Freddie Mac, Multi Family Mortgage Bonds, Series 2021-ML-10, Class XUS, 2.055% 2038[2,4]	28,113	5,627
Freddie Mac, Multi Family Mortgage Certs., Series 2019-ML-06, Class XUS, interest only, 1.132% 2037[3,4]	60,951	6,106
Freddie Mac, Multi Family Mortgage Green Bonds, Series 2021-ML-10, Class AUS, 2.032% 2038[2]	2,645	2,521
		16,524

Utah 1.18%
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.00% 2041[2]	895	883
Charter School Fin. Auth., Charter School Rev. Bonds (Bridge Elementary Project), Series 2021-A, 4.25% 2051[2]	1,315	1,293
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 2046[2]	7,405	7,986
Gateway at Sand Hollow Public Infrastructure Dist. No. 1, G.O. Limited Tax Bonds, Series 2021-A, 5.50% 2051[2]	10,000	9,735
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[2]	24,910	25,596
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area No. 2), Series 2021, 4.00% 2050[2]	10,730	10,778
MIDA Mountain Village Public Infrastructure Dist., Special Assessment Rev. Bonds (Mountain Village Assessment Area), Series 2020-A, 5.00% 2050	7,250	7,933
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 2036	1,000	982
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 2041	1,830	1,761
Military Installation Dev. Auth., Tax Allocation and Hotel Tax Rev. Bonds, Series 2021-A-1, 4.00% 2052	15,080	13,760
Military Installation Dev. Auth., Tax Allocation Rev. Bonds, Series 2021-A-2, 4.00% 2041	4,170	3,907
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 3.625% 2035[2]	600	602
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.125% 2041[2]	1,000	1,005
Payson City, Red Bridge Public Infrastructure Dist. No. 1, Limited Tax G.O. Bonds, Series 2021-A, 4.375% 2051[2]	2,120	2,136
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 2051	11,000	13,107
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.125% 2041[2]	5,000	4,879
UIPA Crossroads Public Infrastructure Dist., Tax Differential Rev. Bonds, Series 2021, 4.375% 2052[2]	30,560	29,633
		135,976

Vermont 0.21%
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 2037	3,940	4,200
Econ. Dev. Auth., Mortgage Rev. Bonds (Wake Robin Corp. Project), Series 2021-A, 4.00% 2045	2,850	2,966
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 2036 (put 2028)[2]	250	286
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	300	331
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	500	563
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2026	125	141
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2027	300	336
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	500	556
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 2029	545	561
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 2030	435	448
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2030	550	653
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2031	280	290
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 2031	550	659
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2032	220	227
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 2035	5,425	5,257
Student Assistance Corp., Education Loan Rev. Bonds, Series 2021-A, AMT, 2.375% 2039	2,585	2,429
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 2046	1,850	1,865
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 2047	2,150	2,121
		23,889

282	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia 2.60%
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 2034	$1,310	$1,483
County of Albemarle, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2022-A, 4.00% 2042	1,230	1,372
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,291
County of Amelia, Industrial Dev. Auth., Solid Waste Disposal Rev. and Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.45% 2027	690	686
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 4.00% 2045	1,665	1,881
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	4,000	4,344
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)[1]	1,500	1,619
County of Fairfax, Econ. Dev. Auth., Residential Care Facs. Mortgage Rev. Ref. Bonds (Goodwin House Inc.), Series 2016-A, 5.00% 2036	1,000	1,099
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2038	3,250	3,725
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2040	3,660	4,278
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2043	3,500	3,969
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2048	4,000	4,507
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2050	13,155	15,123
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	17,805	19,978
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2020-A, 5.00% 2059	14,840	16,949
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 2025	1,445	1,507
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 2028	1,630	1,712
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 2031	625	655
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 2040	6,135	6,285
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	6,050	6,160
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2022, 4.00% 2047	6,510	6,564
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2048	1,400	1,502
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2051	5,100	5,467
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2034	1,000	1,081
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2039	5,970	6,426
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2044	2,245	2,405
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2049	4,455	4,763
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2052	1,970	2,101
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 2037	1,445	1,666
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2017-C, 5.00% 2047	18,325	20,806
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 2041	485	516
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Windsormeade), Series 2021-A, 4.00% 2047	2,200	2,303

American Funds Tax-Exempt Funds	283

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Virginia (continued)
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 2035	$2,030	$2,220
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 2040	2,965	3,214
County of James City, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Williamsburg Landing), Series 2021-A, 4.00% 2050	3,235	3,461
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 3.00% 2051	4,925	4,639
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 2055	795	880
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 3.50% 2029	870	921
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (LifeSpire of Virginia), Series 2016, 5.00% 2038	10,890	11,996
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 2046[2]	9,250	10,420
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[2]	27,900	30,711
County of Prince William, Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	252	252
Small Business Fncg. Auth., Health Facs. Rev. Bonds (Bon Secours Mercy Health, Inc.), Series 2020-A, 4.00% 2049	2,800	3,115
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2049	2,000	2,325
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2052	6,000	6,949
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	1,425	1,518
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	4,075	4,334
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	3,500	3,714
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	4,510	4,778
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	8,425	8,920
Small Business Fncg. Auth., Rev. Bonds (95 Express Lanes LLC Project), Series 2019, AMT, 5.00% 2049	15,000	15,023
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2031	1,250	1,486
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2032	1,000	1,187
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 5.00% 2034	1,725	2,044
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2045	4,350	4,789
Small Business Fncg. Auth., Rev. Bonds (National Senior Campuses, Inc. Obligated Group), Series 2020-A, 4.00% 2051	6,005	6,612
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 2048[1,2]	2,000	2,063
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 6.00% 2037	3,265	3,334
Small Business Fncg. Auth., Rev. Ref. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2022, AMT, 4.00% 2040	1,000	1,080
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,126
		299,334

Washington 1.80%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 3.00% 2036	2,500	2,675
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (North Pacific Paper Co. Recycling Project), Series 2020-A, AMT, 5.625% 2040[2]	9,000	10,390
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2032	1,615	1,852
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2034	1,950	2,234
Health Care Facs. Auth., Rev. Bonds (Virginia Mason Medical Center), Series 2017, 5.00% 2035	1,825	2,089
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2036	2,845	3,192
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Assn.), Series 2016, 5.00% 2041	1,920	2,146
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 2025 (put 2024)	2,420	2,423
Housing Fin. Commission, Municipal Certs., Series 2021-1, Class X, interest only, 0.725% 2035[3]	82,335	4,803
Housing Fin. Commission, Municipal Certs., Series 2021-1, 3.50% 2035	25,914	27,414

284	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2031[2]	$1,000	$1,133
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2033[2]	1,185	1,338
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Rockwood Retirement Communities), Series 2020-A, 5.00% 2056[2]	13,670	14,187
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.50% 2030[2]	1,700	1,861
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living), Series 2015-A, 6.75% 2035[2]	1,630	1,789
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2038[2]	2,350	2,639
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2043[2]	3,100	3,463
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2048[2]	2,700	3,007
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 2033[2]	250	267
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 2048[2]	1,350	1,424
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[2]	7,000	7,591
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[2]	9,090	9,864
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 2055[2]	9,520	9,886
Housing Fin. Commission, Nonprofit Housing, Rev. and Rev. Ref. Bonds (Bayview Manor Senior Project), Series 2016-A, 5.00% 2051[2]	1,000	1,047
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 2050[2]	1,000	1,127
Housing Fin. Commission, Nonprofit Rev. Bonds (Spokane International Academy Project), Series 2021-A, 5.00% 2056[2]	1,130	1,267
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	345	352
Housing Fin. Commission, Single Family Program Bonds, Series 2021-1-N, 3.00% 2049	1,535	1,609
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 2051	1,310	1,378
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 2032[2]	1,955	2,266
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 2032[2]	765	887
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 2038[2]	7,245	8,410
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 2038[2]	1,000	1,161
County of King, Convention Center Public Facs. Dist., Lodging Tax Green Notes, Series 2021, 4.00% 2031	6,315	7,041
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 2031[2]	2,590	2,934
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2033[2]	1,170	1,209
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2034[2]	2,350	2,397
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 4.00% 2034[2]	860	963
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2035[2]	3,295	3,342
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2043[2]	6,065	6,020
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2048[2]	9,795	9,347
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2058[2]	14,155	13,002
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-B, 3.00% 2058[2]	170	160
County of King, Convention Center Public Facs. Dist., Lodging Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2058	2,500	3,000
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,626
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 2030	2,000	2,089
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs., LLC), Series 2013, AMT, 5.00% 2031	2,000	2,087
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2025	500	544
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,000	1,152
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,440	2,803
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,000	1,145
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,500	1,713

American Funds Tax-Exempt Funds	285

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Washington (continued)
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2031	$1,500	$1,710
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,500	1,709
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2013-A, 5.00% 2037 (preref. 2023)	4,000	4,273
		207,437

West Virginia 0.21%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2021, AMT, 4.125% 2045 (put 2025)	7,575	7,880
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Arch Resources Project), Series 2020, AMT, 5.00% 2045 (put 2025)	10,250	10,942
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	1,300	1,305
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	3,200	3,686
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (West Virginia United Health System Obligated Group), Series 2016-A, 4.00% 2041	765	823
		24,636
Wisconsin 2.99%
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	2,000	2,117
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	500	550
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,137
Health and Educational Facs. Auth., Rev. Bonds (Aspirus, Inc. Obligated Group), Series 2021, 3.00% 2051	2,000	1,938
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2023	1,085	1,126
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2024	1,165	1,241
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2025	1,225	1,333
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2026	1,285	1,422
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2027	1,350	1,493
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2029	1,485	1,629
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2031	1,640	1,788
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2037	1,220	1,320
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 2049	3,750	3,294
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 3.00% 2031	615	611
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 2041	780	806
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 2051	3,395	3,470
Health and Educational Facs. Auth., Rev. Bonds (Hope Christian Schools Obligated Group), Series 2021, 4.00% 2056	1,000	1,017
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	1,800	2,025
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	2,215	2,475
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	3,205	3,575
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	1,600	1,901
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2037	1,460	1,548
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2047	2,490	2,589
Health and Educational Facs. Auth., Rev. Bonds (Oakwood Lutheran Senior Ministries), Series 2021, 4.00% 2057	3,785	3,894
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 2052	1,050	1,102
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 2045 (put 2023)	330	326
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	10	10

286	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	$450	$456
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 4.00% 2029[2]	645	687
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2039[2]	1,380	1,516
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2049[2]	3,360	3,652
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas 2 Project), Series 2019-A, 5.00% 2054[2]	1,605	1,740
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.125% 2037[2]	1,000	1,113
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 2047[2]	6,375	7,087
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 2052[2]	2,000	2,218
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 2041[2]	890	909
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 2051[2]	2,000	2,017
Public Fin. Auth., Charter School Rev. Bonds (Ascend Leadership Academy Project), Series 2021-A, 5.00% 2056[2]	1,390	1,393
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 2036[2]	400	416
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2039[2]	710	777
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2019-A, 5.00% 2050[2]	1,950	2,108
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 2051[2]	1,000	1,022
Public Fin. Auth., Charter School Rev. Bonds (Coral Academy of Science Reno), Series 2021-A, 4.00% 2061[2]	1,250	1,272
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 2040[2]	1,525	1,544
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 2050[2]	2,990	2,990
Public Fin. Auth., Education Rev. Bonds (Bonnie Cone Classical Academy), Series 2021-A, 4.00% 2056[2]	2,445	2,396
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2039[2]	820	891
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2049[2]	520	560
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2054[2]	1,365	1,466
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 2041[2]	2,000	2,136
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 2051[2]	1,515	1,598
Public Fin. Auth., Education Rev. Bonds (Signature Preparatory), Series 2021-A, 5.00% 2056[2]	2,000	2,103
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 3.75% 2031	2,000	1,925
Public Fin. Auth., Educational Fac. Rev. Ref. Bonds (New Plan Learning, Inc. Project), Series 2021-A, 5.00% 2041	10,000	10,341
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 2035[2]	4,000	4,484
Public Fin. Auth., Educational Facs. Rev. Bonds (Charter Day School, Inc.), Series 2020-A, 5.00% 2045[2]	4,750	5,238
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024[2]	2,105	2,251
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2025[2]	1,000	1,133
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,405
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2046	600	671
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2051	7,375	8,177
Public Fin. Auth., Health Care Facs. Rev. Bonds (Appalachian Regional Healthcare System Obligated Group), Series 2021-A, 4.00% 2056	11,595	12,820
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 2041	1,385	1,561
Public Fin. Auth., Hospital Rev. Bonds (Carson Valley Medical Center), Series 2021-A, 4.00% 2051	1,800	1,997
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2044	3,315	3,763
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2049	1,500	1,698
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 4.00% 2037	600	681
Public Fin. Auth., Retirement Community Rev. Bonds (Lifespace Communities, Inc.), Series 2020-A, 5.00% 2041	2,000	2,366
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 2029[2]	1,090	1,115
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2039[2]	775	825
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2049[2]	2,655	2,785
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2054[2]	2,725	2,849
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2041	755	832
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2046	995	1,087
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 2051	2,905	3,165
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 2029[2]	1,250	1,382

American Funds Tax-Exempt Funds	287

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2039[2]	$2,230	$2,507
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2049[2]	6,000	6,683
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2054[2]	2,320	2,574
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 2051	3,515	3,784
Public Fin. Auth., Retirement Facs. Rev. Bonds (Givens Estates), Series 2021, 4.00% 2056	11,155	11,981
Public Fin. Auth., Rev. Bonds (Bayhealth Medical Center Project), Series 2021-A, 3.00% 2050	5,000	4,892
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 4.00% 2031[2]	280	289
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 2041[2]	580	633
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 2051[2]	1,130	1,220
Public Fin. Auth., Rev. Bonds (Ocean Academy Charter School), Series 2021, 5.00% 2056[2]	815	873
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 3.00% 2025[2]	425	432
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 2030[2]	500	570
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	504
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2020, 5.00% 2040[2]	1,175	1,337
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	3,500	3,531
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	6,946
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 2056[2]	4,015	4,276
Public Fin. Auth., Rev. Bonds (WFCS Portfolio Projects), Capital Appreciation Bonds, Series 2021-B, 0% 2061[2]	22,900	1,581
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 2029[2]	480	506
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2039[2]	500	538
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2049[2]	1,100	1,171
Public Fin. Auth., Rev. Bonds (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00% 2055[2]	3,250	3,454
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 2051	7,000	7,432
Public Fin. Auth., Rev. Green Bonds (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Series 2021, AMT, 4.00% 2056	11,000	11,632
Public Fin. Auth., Senio Rev. Bonds (Proton International Arkansas, LLC), Series 2021-A, 6.85% 2051[2]	5,000	4,696
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 2046	11,250	12,612
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2029[2]	1,105	1,181
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2032[2]	1,280	1,364
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2037[2]	650	697
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2042[2]	250	268
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2047[2]	900	963
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2052[2]	2,300	2,458
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034[2]	1,000	1,064
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044[2]	1,800	1,912
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 5.00% 2035	9,435	10,793
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2046	1,000	1,076
Public Fin. Auth., Senior Living Rev. Ref. Bonds (Fellowship Senior Living Project), Series 2019-A, 4.00% 2052	2,000	2,137
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 2040	1,775	2,063
Public Fin. Auth., Social Rev. Bonds (The Carmelite System, Inc. Obligated Group), Series 2020, 5.00% 2045	2,565	2,954
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	1,964
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2059	2,400	2,602
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,327
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,080
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,150
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	6,130	7,064
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2034	4,005	4,704
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2039	2,045	2,378
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-B, 5.00% 2039	1,595	1,855

288	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Wisconsin (continued)
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2044	$1,350	$1,553
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC Project), Series 2019-A, 5.00% 2049	3,625	4,147
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 2041[2]	675	725
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 2051[2]	2,170	2,292
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-A-1, 4.00% 2061[2]	3,520	3,674
Public Fin. Auth., Student Housing Rev. Green Bonds (University of Hawaii Foundation Project), Series 2021-B, 5.25% 2061[2]	1,000	1,008
University of Wisconsin, Hospitals and Clinics Auth., Rev. Green Bonds, Series 2021-B, 4.00% 2051	6,000	6,811
		344,273

Total bonds, notes & other debt instruments (cost: $10,047,569,000)		10,346,240

Short-term securities 10.64%
Municipals 10.64%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 0.27% 2028[2,4]	7,900	7,900
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 0.11% 2029[4]	8,575	8,575
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 0.11% 2052[4]	17,700	17,700
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 0.20% 2035 (put 2022)[12]	17,700	17,700
State of Arizona, County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 0.17% 2029 (put 2022)[4,12]	8,000	8,000
State of California, Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 0.04% 2053[4]	21,830	21,830
State of California, Educational Facs. Auth., Rev. IAM Commercial Paper (Stanford University), Series 2021-S-3, 0.12% 5/12/2022	15,000	15,000
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A., Inc. Project), Series 2010-B, 0.08% 2035[4]	4,300	4,300
State of California, G.O. Bonds, Series 2020, 0.03% 2048[4]	20,100	20,100
State of California, IAM Commercial Paper, Series 2021-A-5, 0.10% 2/1/2022	14,500	14,500
State of California, IAM Commercial Paper, Series 2021-A-6, 0.11% 2/2/2022	10,000	10,000
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.20% 2050 (put 2022)[2,12]	13,100	13,100
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.08% 2035[4]	1,220	1,220
State of California, City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2001-B-3, 0.07% 2034[4]	2,600	2,600
State of California, City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.08% 2049[4]	21,000	21,000
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	60,000	60,858
State of California, City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[4]	9,545	9,545
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.09% 2037[4]	5,505	5,505
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.09% 2037[4]	4,500	4,500
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 0.375% 2051 (put 2022)[12]	3,810	3,808
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 0.18% 2045 (put 2022)[12]	22,500	22,498
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	15,000	15,102
State of California, Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 0.09% 2048[4]	4,300	4,300
State of California, Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.09% 2032[4]	1,200	1,200
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-B, 1.00% 6/29/2022	90,000	90,259
State of Colorado, Education Loan Program, Tax and Rev. Anticipation Notes, Series 2021-A, 4.00% 6/29/2022	2,845	2,888

American Funds Tax-Exempt Funds	289

American High-Income Municipal Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Florida, Dev. Fin. Corp., Senior Living Rev. and Rev. Ref. Bonds (The Glenridge on Palmer Ranch Project), Series 2021, 3.00% 6/1/2022	$115	$115
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 0.22% 2034 (put 2022)[12]	4,000	4,000
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 0.11% 2047[4]	6,000	6,000
State of Florida, County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2011, AMT, 0.40% 2041 (put 2022)[12]	3,340	3,339
State of Idaho, Health Facs. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-ID, 0.23% 2048 (put 2022)[12]	6,000	6,000
State of Idaho, Tax Anticipation Notes, Series 2021, 3.00% 6/30/2022	15,000	15,162
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-A, 0.11% 2044[4]	10,500	10,500
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 0.11% 2044[4]	7,415	7,415
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 0.08% 2039[4]	17,065	17,065
State of Indiana, Fin. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2008-E-8, 0.05% 2033[4]	7,600	7,600
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 0.11% 2040[4]	13,500	13,500
State of Louisiana, Louisiana Stadium and Exposition Dist., Bond Anticipation Notes, Series 2021, 4.00% 2023	1,885	1,955
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 0.10% 2042[4]	9,500	9,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-B, 0.06% 2043[4]	5,000	5,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 0.10% 2043[4]	17,685	17,685
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2010, 0.06% 2050[4]	17,500	17,500
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 0.12% 2037[4]	6,650	6,650
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2018-A-1, 0.05% 2026[4]	25,090	25,090
State of Massachusetts, Massachusetts Bay Transportation Auth., Sales Tax IAM Commercial Paper, Series 2021-B, 0.13% 3/3/2022	6,000	6,000
State of Michigan, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2016-E-2, 0.05% 2047[4]	9,500	9,500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 0.11% 2042[4]	16,040	16,040
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 0.10% 2038[4]	17,250	17,250
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 0.05% 2038[4]	8,700	8,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-B, 0.10% 2030[4]	15,640	15,640
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 0.11% 2030[4]	14,350	14,350
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 0.11% 2030[4]	13,000	13,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 0.10% 2035[4]	1,065	1,065
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-E, 0.06% 2030[4]	6,500	6,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-F, 0.11% 2035[4]	16,875	16,875
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2010-J, 0.11% 2035[4]	2,960	2,960
State of Mississippi, County of Jackson, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.10% 2023[4]	6,940	6,940
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 0.10% 2033[4]	1,600	1,600
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 0.12% 2040[4]	15,400	15,400
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 0.11% 2041[4]	19,105	19,105
State of New York, Dormitory Auth., IAM Commercial Paper, Series 2002-C, 0.12% 5/4/2022	7,600	7,600
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.09% 2039[4]	7,325	7,325
State of New York, New York City G.O. Bonds, Series 2006-E-4, 0.06% 2034[4]	9,455	9,455
State of New York, New York City G.O. Bonds, Series 2005-E-3, 0.06% 2034[4]	8,175	8,175
State of New York, New York City G.O. Bonds, Series 2006-E-2, 0.11% 2034[4]	14,585	14,585
State of New York, New York City G.O. Bonds, Series 2008-L-3, 0.11% 2036[4]	7,015	7,015

290	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of New York, New York City G.O. Bonds, Series 2013-F-3, 0.11% 2042[4]	$5,540	$5,540
State of New York, New York City G.O. Bonds, Series 2012-G-6, 0.12% 2042[4]	9,000	9,000
State of New York, New York City G.O. Bonds, Series 2021-2, 0.12% 2042[4]	2,165	2,165
State of New York, New York City G.O. Bonds, Series 2021-3, 0.13% 2042[4]	1,645	1,645
State of New York, New York City G.O. Bonds, Series 2016-A-5, 0.12% 2044[4]	2,500	2,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 0.11% 2035[4]	19,670	19,670
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 0.06% 2038[4]	5,895	5,895
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-DD-2, 0.12% 2043[4]	15,250	15,250
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-EE-1, 0.11% 2045[4]	18,025	18,025
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 0.11% 2048[4]	53,440	53,440
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 0.12% 2050[4]	16,975	16,975
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 0.11% 2041[4]	4,350	4,350
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-A-4, 0.12% 2043[4]	14,710	14,710
State of North Carolina, Capital Facs. Fin. Agcy., Rev. Bonds (North Carolina Aquarium Society), Series 2004, 0.06% 2026[4]	5,330	5,330
State of Ohio, Higher Educational Facs. Auth., Rev. IAM Commercial Paper, Series 2008-B-5, 0.10% 2/3/2022	11,000	11,000
State of Ohio, Higher Educational Facs. Auth., Rev. IAM Commercial Paper, Series 2008-B-6, 0.10% 2/3/2022	5,000	5,000
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2019-A, AMT, 0.25% 2034 (put 2022)[12]	3,890	3,889
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 0.10% 2048[4]	21,440	21,440
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 0.12% 2032[4]	5,935	5,935
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 0.12% 2034[4]	635	635
State of Texas, County of Alachua, Health Facs. Auth., IAM Commercial Paper, Series 2019-B-1, 0.11% 2/3/2022	8,750	8,750
State of Texas, City of Dallas, Waterworks and Sewer System Rev. IAM Commercial Paper, Series 2022-F-1, 0.17% 4/12/2022	19,700	19,700
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 0.10% 2041[4]	6,175	6,175
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 0.11% 2024[4]	7,020	7,020
State of Texas, County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (Christus Health), Series 2005-A-4, Assured Guaranty Municipal insured, 0.10% 2031[4]	1,150	1,150
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 0.07% 2034[4]	17,500	17,500
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2021, 4.25% 6/30/2022	10,000	10,159
State of Texas, Lower Neches Valley Auth. Industrial Dev. Corp., Rev. Bonds (ExxonMobil Project), Series 2010, 0.09% 2038[4]	3,825	3,825
State of Texas, Lower Neches Valley Auth., Industrial Dev. Corp., Exempt Facs. Rev. Ref. Bonds (ExxonMobil Project), Series 2002-A, 0.10% 2029[4]	12,625	12,625
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 0.18% 2040 (put 2022)[12]	1,500	1,500
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 0.11% 2040[4]	2,700	2,700
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.12% 2/10/2022	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2021-A, 0.09% 3/7/2022	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2022-A-2, 0.13% 4/4/2022	15,000	15,000
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 0.05% 2033[4]	21,945	21,945
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2021-A, 0.13% 2/10/2022	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2021-A, 0.12% 2/14/2022	10,000	10,000
State of Texas, Board of Regents of the University of Texas System, Revs. IAM Commercial Paper, Series 2022-A, 0.08% 2/18/2022	10,000	10,000
State of Texas, Veterans Bonds, Series 2019, 0.07% 2050[4]	9,090	9,090

American Funds Tax-Exempt Funds	291

American High-Income Municipal Bond Fund (continued)

Short-term securities (continued)	Principal amount (000)	Value (000)
Municipals (continued)
State of Wisconsin, Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2020-C, 0.19% 2053[4]	$5,110	$5,110
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 0.11% 2044[4]	10,660	10,660
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1992, 0.11% 12/1/2022[4]	8,500	8,500

Total short-term securities (cost: $1,227,083,000)		1,226,947
Total investment securities 100.39% (cost: $11,274,652,000)		11,573,187
Other assets less liabilities (0.39%)		(44,573)

Net assets 100.00%		$11,528,614

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	3,844	March 2022	(458,217)	$3,752
10 Year Ultra U.S. Treasury Note Futures	Short	465	March 2022	(66,415)	360
30 Year Ultra U.S. Treasury Bond Futures	Long	37	March 2022	6,991	(134)
					$3,978

[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,134,812,000, which represented 18.52% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $14,308,000, which represented .12% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	Amount less than one thousand.
[12]	For short-term securities, the mandatory put date is considered to be the maturity date.

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	12/29/2020	$1,947	$1,947	.02%
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026	10/1/2021-12/29/2021	910	910	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	1/28/2021	876	876	.01

292	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	12/29/2020	$857	$857	.01%
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026	6/30/2021	420	420	.01
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026	6/30/2021	402	402	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	1/28/2021	370	370	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026	12/29/2021	270	270	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026	6/30/2021	232	232	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	7/14/2020	139	139	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026	12/29/2021	120	120	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026	12/29/2021	64	64	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026	12/29/2021	30	30	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK 2026	6/30/2021	6	6	.00
County of Sarpy, Sanitary and Improvement Dist. No. 340 (Ashbury Hills), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026	12/29/2021	4	4	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	11/24/2020	859	859	.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026	9/1/2021	675	675	.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026	12/21/2021	642	642	.01
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026	3/29/2021	154	154	.00

American Funds Tax-Exempt Funds	293

American High-Income Municipal Bond Fund (continued)

Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	11/24/2020	135	135	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	3/29/2021	121	121	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2026	9/1/2021	110	110	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026	3/29/2021	89	89	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	11/24/2020	81	81	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	11/24/2020	69	69	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	3/29/2021	62	62	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026	3/1/2021	45	45	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2020, 7.00% PIK 2025	11/24/2020	35	35	.00
County of Douglas, Sanitary and Improvement Dist. No. 605 (Bluestem Meadows), Construction Fund Warrants, Series 2021, 7.00% PIK or 7.00% Cash 2026	12/21/2021	3	3	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2025	2/25/2021	190	190	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 2025	6/19/2020	184	184	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 2025	6/19/2020	172	172	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2020, 7.00% PIK or 7.00% Cash 2025	2/25/2021	151	151	.00
County of Douglas, Sanitary and Improvement Dist. No. 596 (West Center Village), Construction Fund Warrants, Series 2019, 7.00% PIK or 7.00% Cash 2025	6/19/2020	25	25	.00
Total private placement securities		$10,449	$10,449	.09%

294	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund (continued)

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Assn.

USD/$ = U.S. dollars

See notes to financial statements.

American Funds Tax-Exempt Funds	295

The Tax-Exempt Fund of California	unaudited
Investment portfolio January 31, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.

Bonds, notes & other debt instruments 94.56%	Principal amount (000)	Value (000)
California 93.14%
State issuers 29.79%
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 2049 (put 2026)	$3,440	$3,301
Trustees of the California State University, Systemwide Rev. Bonds, Series 2020-C, 4.00% 2051	5,000	5,673
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	3,000	3,100
Community Housing Agcy., Essential Housing Rev. Bonds (Aster), Series 2021-A-1, 4.00% 2056[1]	4,135	4,164
Community Housing Agcy., Essential Housing Rev. Bonds (Fountains at Emerald Park), Series 2021-A-1, 3.00% 2056[1]	1,005	821
Community Housing Agcy., Essential Housing Rev. Bonds (Glendale Properties), Series 2021-A-1, 4.00% 2056[1]	9,700	9,682
Community Housing Agcy., Essential Housing Rev. Bonds (Verdant at Green Valley), Series 2019-A, 5.00% 2049[1]	4,800	4,930
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2033	1,515	1,801
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2034	760	902
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2035	1,300	1,540
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2036	1,000	1,184
Educational Facs. Auth., Rev. Bonds (Art Center College of Design), Series 2018-A, 5.00% 2038	1,140	1,346
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2021-A, 5.00% 2029	425	523
Educational Facs. Auth., Rev. Bonds (Chapman University), Series 2017-B, 4.00% 2047	7,425	8,121
Educational Facs. Auth., Rev. Bonds (Stanford University), Series 2019-V-1, 5.00% 2049	1,000	1,460
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2015, 5.00% 2032	2,500	2,786
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Capital Appreciation Bonds, Series 2001-A, National insured, 0% 2033	2,000	1,533
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029 (preref. 2023)	3,265	3,483
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2030	1,000	1,136
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2015, 5.00% 2032	2,500	2,837
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 2040[1]	500	551
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 2050[1]	700	765
Enterprise Dev. Auth., Charter School Rev. Bonds (Academy for Academic Excellence Project), Series 2020-A, 5.00% 2055[1]	600	654
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties LLC), Series 2020-A, 5.00% 2045	600	706
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties LLC), Series 2020-A, 5.00% 2050	625	733
Enterprise Dev. Auth., Student Housing Rev. Bonds (Provident Group - SDSU Properties LLC), Series 2020-A, 5.00% 2055	825	961
G.O. Bonds, Series 2013-E, (SIFMA Municipal Swap Index + 0.43%) 0.49% 2029 (put 2023)[2]	1,500	1,502
G.O. Bonds, Series 2020, 5.00% 2030	1,000	1,255
G.O. Bonds, Series 2021, 5.00% 2031	750	858
G.O. Bonds, Series 2021, 5.00% 2032	620	709
G.O. Bonds, Series 2015, 5.25% 2032	5,000	5,665
G.O. Bonds, Series 2021, 5.00% 2034	620	709

296	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
G.O. Bonds, Series 2020, 5.00% 2035	$2,500	$3,097
G.O. Bonds, Series 2020, 5.00% 2036	2,545	3,149
G.O. Bonds, Series 2021, 4.00% 2041	10,000	11,488
G.O. Bonds, Series 2020, 4.00% 2041	500	543
G.O. Bonds, Series 2021, 5.00% 2041	5,000	6,256
G.O. Bonds, Series 2020, 4.00% 2046	6,000	6,735
G.O. Bonds, Series 2021, 5.00% 2046	990	1,223
G.O. Rev. Ref. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.25% 2032	20,000	26,351
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2028	5,940	7,224
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2029	4,000	4,967
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 2030	815	1,037
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 2035	3,000	3,716
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022 (escrowed to maturity)	2,550	2,588
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2032 (preref. 2025)	3,250	3,657
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2033 (preref. 2025)	1,950	2,194
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2045 (preref. 2025)	3,580	4,028
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047 (preref. 2022)	445	452
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026 (escrowed to maturity)	7,750	7,301
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027 (escrowed to maturity)	2,730	2,520
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2021-B-2, , 0% 2066	57,935	9,257
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2016-A, 5.00% 2036	500	573
Health Facs. Fncg. Auth., Rev. Bonds (Cedars-Sinai Medical Center), Series 2021-A, 4.00% 2048	17,260	19,571
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-B, 4.00% 2035	1,500	1,791
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 2035	1,365	1,630
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2021-A, 4.00% 2036	1,150	1,364
Health Facs. Fncg. Auth., Rev. Bonds (CommonSpirit Health), Series 2020-A, 4.00% 2049	1,000	1,097
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	755	840
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2042	2,500	2,915
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 4.00% 2044	12,940	14,304
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	2,500	3,501
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2042	1,475	1,740
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2043	1,000	1,090
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016-B, 5.00% 2055	2,000	2,281
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2017-A, 5.00% 2056	2,000	2,339
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 4.00% 2040	4,500	5,116
Health Facs. Fncg. Auth., Rev. Bonds (Marshall Medical Center), Series 2020-A, 5.00% 2050	1,000	1,204
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2022	100	102
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2031	400	446
Health Facs. Fncg. Auth., Rev. Bonds (Presbyterian Homes and Services, Inc.), Series 2015, 5.00% 2039	400	446
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2034	500	548
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-2, 4.00% 2036 (put 2024)	2,000	2,147
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 4.00% 2036	650	712
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2013-A, 5.00% 2024	405	429
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 2054 (put 2025)	7,375	7,791
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2035	1,500	1,783
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2036	2,000	2,374
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2037	1,000	1,186
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2041 (preref. 2025)	3,580	4,068

American Funds Tax-Exempt Funds	297

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	$3,020	$3,119
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2030	500	568
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2015, 5.00% 2031	1,300	1,475
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,327
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	8,700	9,594
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2046	3,950	4,434
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 4.00% 2051	3,550	3,967
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,029
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	1,000	1,008
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2034	9,000	10,723
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2034 (preref. 2025)	2,000	2,272
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-A, 5.00% 2035 (preref. 2025)	2,000	2,272
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2035	1,000	1,163
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 4.00% 2038	4,165	4,566
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046	5,175	5,942
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2016-B, 5.00% 2046 (preref. 2026)	3,565	4,160
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2040	1,000	1,198
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2050	1,500	1,773
Health Facs. Fncg. Auth., Social Rev. Bonds (On Lok Senior Health Services), Series 2020, 5.00% 2055	1,500	1,761
Housing Fin. Agcy., Municipal Certs., Series 2019-1, Class X, interest only, 0.29% 2035[2,3]	13,794	268
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.796% 2035[2,3]	9,469	611
Housing Fin. Agcy., Municipal Certs., Series 2019-A-2, 4.00% 2033	25,019	27,740
Housing Fin. Agcy., Municipal Certs., Series 2021-1, Class X, interest only, 0.816% 2035[2,3]	18,305	1,178
Housing Fin. Agcy., Municipal Certs., Series 2021-A-1, 3.50% 2035	14,401	15,664
Housing Fin. Agcy., Municipal Certs., Series 2019-A-1, 4.25% 2035	965	1,096
Housing Fin. Agcy., Municipal Certs., Series 2021-A-3, 3.25% 2036	3,142	3,359
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 4.00% 2032	1,830	2,030
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2036	6,915	7,772
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2017, 4.00% 2041	7,200	8,054
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016-B-2, 5.00% 2041	1,425	1,635
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), Series 2015, 5.00% 2030	2,000	2,199
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2036[1]	360	409
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2041[1]	390	439
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2046[1]	765	853
Independent Cities Fin. Auth., Sales Tax Rev. Bonds (City of Compton), Series 2021, Assured Guaranty Municipal insured, 4.00% 2051[1]	1,075	1,196
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2039	300	355
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2044	350	412
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 2045	850	948
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2019-B, 5.00% 2049	1,625	1,905
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 2050	860	957
Infrastructure and Econ. Dev. Bank, Charter School Rev. Bonds (Equitable School Revolving Fund), Series 2020-B, 4.00% 2055	915	1,009
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2030	1,080	1,238
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2032	1,140	1,305
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2033	1,105	1,264
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 1.26% 2037 (put 2022)[2]	8,500	8,506
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2019, 1.75% 2055 (put 2026)	4,500	4,542
Infrastructure and Econ. Dev. Bank, Rev. Bonds (WFCS Portfolio Projects), Series 2021-A-1, 5.00% 2056[1]	1,380	1,486

298	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2023	$1,050	$1,109
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2016-B, 5.00% 2026	2,000	2,271
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,110	3,186
Municipal Fin. Auth., Certs. of Part. (Palomar Health), Series 2021, 5.00% 2027[1]	5,305	6,052
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (PV 400), Special Tax Bonds, Series 2021, 4.00% 2040	1,045	1,155
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (PV 400), Special Tax Bonds, Series 2021, 4.00% 2046	1,305	1,429
Municipal Fin. Auth., Community Facs. Dist. No. 2020-6 (PV 400), Special Tax Bonds, Series 2021, 4.00% 2051	1,535	1,674
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	500	556
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	2,745	3,019
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,050
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2036[1]	3,500	3,970
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 2040[1]	2,335	2,610
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[1]	2,800	3,123
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[1]	750	839
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2027	300	353
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2028	150	180
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2029	225	269
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2030	225	268
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2031	425	504
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2032	225	267
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2033	450	533
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2034	150	177
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,860
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	490	515
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 3.00% 2022	965	967
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2023	1,195	1,234
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2025	1,295	1,396
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2033	1,170	1,318
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2035	500	562
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2040	2,750	3,059
Municipal Fin. Auth., Rev. Bonds (Clinicas del Camino Real, Inc.), Series 2020, 4.00% 2050	8,465	9,249
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 2046[1]	170	194
Municipal Fin. Auth., Rev. Bonds (Community Health Centers of the Central Coast, Inc.), Series 2021-A, 5.00% 2054[1]	170	193
Municipal Fin. Auth., Rev. Bonds (Community Health System), Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2051	5,615	6,286
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2022	1,300	1,300
Municipal Fin. Auth., Rev. Bonds (Community Medical Centers), Series 2017-A, 5.00% 2027	715	840
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 2030	1,120	1,309
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 2039	1,225	1,414
Municipal Fin. Auth., Rev. Bonds (Inland Christian Home), Series 2020, 4.00% 2049	2,665	3,026
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 2039[1]	915	982
Municipal Fin. Auth., Rev. Bonds (John Adams Academies, Inc.), Series 2019-A, 5.00% 2057[1]	1,890	1,993
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2025	1,585	1,761
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2031	2,695	3,130
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2034	1,320	1,534
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2035	2,000	2,322
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2043	3,340	3,843
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	3,900	4,174
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	9,115	10,431
Municipal Fin. Auth., Rev. Bonds (Pomona College), Series 2017, 4.00% 2048	1,550	1,783
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2029	390	457
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2030	250	297
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2031	1,250	1,484
Municipal Fin. Auth., Rev. Bonds (Retirement Housing Foundation Obligated Group), Series 2017-A, 5.00% 2032	1,175	1,409
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2029	1,000	1,176
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2030	1,500	1,761
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2031	650	762

American Funds Tax-Exempt Funds	299

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2032	$1,000	$1,172
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2033	1,000	1,172
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2035	1,000	1,171
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2036	1,150	1,346
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2043	4,380	5,090
Municipal Fin. Auth., Rev. Bonds (University of San Diego), Series 2019-A, 5.00% 2049	1,600	1,905
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2023	600	630
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2024	600	653
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2041	2,500	2,709
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2030	750	870
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2033	500	578
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2034	440	508
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2017, 5.00% 2039	615	706
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2033	1,450	1,695
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2033	650	760
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2034	2,675	3,129
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2034	600	702
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2035	2,000	2,337
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2035	625	730
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2036	1,000	1,169
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2036	600	701
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2037	1,250	1,461
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2037	600	701
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2042	1,250	1,456
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2042	1,000	1,165
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-B, 5.00% 2047	4,010	4,643
Municipal Fin. Auth., Rev. Ref. Bonds (Eisenhower Medical Center), Series 2017-A, 5.00% 2047	1,000	1,158
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2032	1,500	1,693
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2039	1,000	1,118
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2033	1,250	1,359
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2034	775	842
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2035	1,185	1,286
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2036	2,120	2,297
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2037	2,850	3,084
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2039	2,750	2,967
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 4.00% 2044	300	323
Municipal Fin. Auth., Rev. Ref. Bonds (HumanGood Obligated Group), Series 2019-A, 5.00% 2044	6,500	7,398
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2032	3,000	3,348
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2037	4,000	4,438
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), Series 2015, 5.00% 2045	4,000	4,398
Municipal Fin. Auth., Rev. Ref. Bonds (Jurupa Unified School Dist. Wineville School Project), Series 2015-A, BAM insured, 5.00% 2042	4,500	4,952
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,518
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,025	1,055
Municipal Fin. Auth., Senior Living Rev. Bonds (Mt. San Antonio Gardens Project), Series 2019, 5.00% 2039	425	484
Municipal Fin. Auth., Senior Living Rev. Ref. Bonds (Pilgrim Place in Claremont), Series 2016-A, 5.00% 2031	500	591
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 2039[1]	1,250	1,377
Municipal Fin. Auth., Social Rev. Bonds (HealthRIGHT 360), Series 2019-A, 5.00% 2049[1]	575	628
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009-A, 1.30% 2039 (put 2025)[1]	1,450	1,453
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 2044 (put 2023)	3,025	3,014
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019-A, AMT, 2.40% 2044 (put 2029)	6,100	6,289
Municipal Fin. Auth., Special Fin. Agcy. XII, Essential Housing Rev. Bonds (Allure Apartments), Series 2022-A-1, 3.25% 2057[1]	2,255	1,860
Municipal Fin. Auth., Special Fin. Agcy., Essential Housing Rev. Bonds (Latitude 33), Series 2021-A-1, 3.00% 2056[1]	300	242
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 3.00% 2022	40	40
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 3.00% 2023	110	111
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2024	120	125

300	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2025	$145	$152
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2026	165	174
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2027	190	201
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2028	210	223
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2029	240	256
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2030	265	284
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2036	1,920	2,062
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2036	535	589
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2041	2,875	3,059
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2041	655	718
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2046	1,475	1,552
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2046	1,095	1,190
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-C, 4.00% 2051	1,995	2,093
Municipal Fin. Auth., Special Tax Rev. Bonds (Bold Program), Series 2021-A, 4.00% 2051	1,505	1,632
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2030	600	714
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2038	1,000	1,173
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2040	4,610	5,391
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis I, LLC - West Village Student Housing Project), Series 2018, 5.00% 2043	5,525	6,427
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2041	280	320
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 4.00% 2046	1,095	1,237
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2051	2,565	2,591
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Davis II, LLC - Orchard Park Student Housing Project), Series 2021, BAM insured, 3.00% 2054	2,570	2,586
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2043	2,000	2,327
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside I, LLC - UCR Student Housing Project), Series 2018, 5.00% 2052	7,500	8,648
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2049	2,510	2,919
Municipal Fin. Auth., Student Housing Rev. Bonds (CHF-Riverside II, LLC - UCR Student Housing Project), Series 2019, 5.00% 2052	3,500	4,062
Municipal Fin. Auth., Student Housing Rev. Bonds (UCR Dundee-Glasgow Student Housing Project), Series 2018, BAM insured, 5.00% 2052	1,500	1,754
Pollution Control Fncg. Auth., Rev. Bonds (San Jose Water Co. Project), Series 2016, AMT, 4.75% 2046	11,475	12,826
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2015-B-2, AMT, 3.125% 2040 (put 2025)	2,000	2,130
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (San Diego County Water Auth. Desalination Project Pipeline), Series 2019, 5.00% 2023[1]	1,085	1,148
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 2039[1]	1,370	1,397
Public Fin. Auth., Charter School Rev. Bonds (LaVerne Elementary Preparatory Academy Project), Series 2019-A, 5.00% 2049[1]	1,900	1,932
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2023	1,080	1,142
Public Fin. Auth., Reassessment Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,375	1,596
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2023	200	213
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2037	2,000	2,287
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2047	4,025	4,546
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-B, 4.00% 2051 (put 2031)	690	805
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2025	440	462
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2030	490	552
Public Fin. Auth., Rev. Ref. Bonds (O’Conner Woods), Series 2022, 4.00% 2043	10,155	11,361
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-3, 2.125% 2027[1]	810	813

American Funds Tax-Exempt Funds	301

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-B-2, 2.375% 2028[1]	$750	$753
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2036[1]	375	429
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2046[1]	395	441
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2051[1]	90	100
Public Fin. Auth., Senior Living Rev. and Rev. Ref. Green Bonds (Enso Village Project), Series 2021-A, 5.00% 2056[1]	355	395
Public Works Board, Lease Rev. Bonds, Series 2021-C, 4.00% 2046	3,870	4,384
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, Various State Prisons), Series 2019-D, 5.00% 2028	1,630	1,980
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2021-D, 4.00% 2038	2,920	3,363
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services,
Sacramento Region New Natural Resources Headquarters), Series 2021-C, 5.00% 2034	1,500	1,916
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services, Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 2037	1,750	2,023
Public Works Board, Lease Rev. Green Bonds (Dept. of General Services,
Sacramento Region New Natural Resources Headquarters), Series 2021-C, 4.00% 2038	1,500	1,728
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2029	3,000	3,689
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2030	1,000	1,243
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2021-A, 5.00% 2032	3,500	4,530
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2032	700	888
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2022-A, 5.00% 2035	665	841
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 2051[1]	800	859
School Fin. Auth., Charter School Rev. Bonds (Aspire Public Schools Obligated Group - Issue No. 5), Series 2021-A, 4.00% 2061[1]	2,275	2,419
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[1]	750	796
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2032[1]	2,500	2,857
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2037[1]	1,485	1,691
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	3,390	3,540
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[1]	2,805	3,162
School Fin. Auth., Charter School Rev. Bonds (Downtown College Prep Obligated Group), Series 2016, 4.75% 2036[1]	1,365	1,456
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[1]	3,345	3,738
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2035[1]	500	551
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2041[1]	3,000	3,270
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[1]	2,795	3,031
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 2040[1]	750	842
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 2050[1]	750	834
School Fin. Auth., Charter School Rev. Bonds (Fenton Charter Public Schools Obligated Group), Series 2020-A, 5.00% 2058[1]	1,625	1,797
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2055[1]	1,000	1,088
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.00% 2034[1]	750	821
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2036[1]	1,000	1,076
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[1]	750	800
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2030[1]	315	355
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[1]	250	273
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2030[1]	1,830	2,051
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2037[1]	2,105	2,316
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[1]	7,035	7,812
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2043[1]	1,750	1,946
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2049[1]	1,900	2,103

302	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
State issuers (continued)
School Fin. Auth., School Fac. Rev. Bonds (Granada Hills Charter Obligated Group), Series 2019, 5.00% 2054[1]	$5,000	$5,526
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2037[1]	860	982
School Fin. Auth., School Fac. Rev. Bonds (KIPP SoCal Projects), Series 2019-A, 5.00% 2054[1]	2,150	2,497
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2037[1]	1,455	1,633
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[1]	5,400	5,959
Regents of the University of California, G.O. Rev. Bonds, Series 2020-BE, 4.00% 2047	4,855	5,476
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2048	10,230	12,214
Regents of the University of California, G.O. Rev. Bonds, Series 2013-AK, 5.00% 2048 (put 2023)	3,490	3,681
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2034	750	860
Regents of the University of California, Limited Project Rev. Bonds, Series 2016-K, 5.00% 2035	3,750	4,298
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 5.00% 2046	1,685	2,079
Regents of the University of California, Limited Project Rev. Bonds, Series 2021-Q, 4.00% 2051	3,750	4,252
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2018-O, 5.00% 2048	1,900	2,264
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2038	1,000	1,088
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	990	1,028
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	5,395	5,764
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2020-A, 3.00% 2050	2,280	2,387
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	12,725	13,546
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	13,165	14,043
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 2050	6,345	6,643
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,090	1,101
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	3,740	3,870
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2034	3,500	4,454
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 4.00% 2035	20,840	23,083
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2020-BB, 5.00% 2035	190	242
		943,266

City, county & other issuers 63.35%
City of Adelanto, Public Utility Auth., Rev. Ref. Bonds (Utility System Project), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2039	2,000	2,353
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,200	1,277
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,475	4,758
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	2,500	2,730
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2036	1,500	1,726
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	2,000	2,182
Alameda Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2004, Assured Guaranty Municipal insured, 0% 2024	3,500	3,391
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2042	1,000	1,087
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2046	500	542
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2021, 4.00% 2051	12,200	13,392
City of Alhambra, Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2029	225	256
Azusa Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 5.00% 2044	1,000	1,212
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2032	455	533
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2036	655	764
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, 5.00% 2035	600	701
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2044	2,810	3,346
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 2, Special Tax Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 2049	1,930	2,288
Baldwin Park Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	6,420	7,073

American Funds Tax-Exempt Funds	303

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Banning Unified School Dist., G.O. Rev. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2035	$955	$1,121
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2031	1,500	1,646
Banning Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2032	1,000	1,094
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2023 (preref. 2022)	80	81
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047 (preref. 2022)	1,200	1,222
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties, Inc. Obligated Group), Series 2013, 5.00% 2035	230	240
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,058
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Senior Living Rev. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,235
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 0.96% 2045 (put 2023)[2]	1,400	1,406
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 1.16% 2045 (put 2024)[2]	5,675	5,757
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-S-7, 4.00% 2047	9,000	9,996
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-A, 2.00% 2056 (put 2028)	6,200	6,321
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2019-S-8, 5.00% 2056 (preref. 2029)	17,000	21,173
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-F-1, 5.00% 2056 (preref. 2027)	3,510	4,158
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 2045	1,000	1,093
Beaumont Unified School Dist., Community Facs. Dist. No. 2018-1, Improvement Area No. 1, Special Tax Bonds, Series 2020, 4.00% 2050	1,250	1,361
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 2044	900	1,006
City of Beaumont, Community Facs. Dist. No. 2016-1 (Fairway Canyon), Special Tax Bonds, Series 2019, 5.00% 2049	400	446
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 2044	1,000	1,109
City of Beaumont, Community Facs. Dist. No. 2016-2 (Sundance), Special Tax Rev. Bonds, Series 2019, 5.00% 2049	1,000	1,105
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 2043	1,605	1,798
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8C, Special Tax Bonds, Series 2018-A, 5.00% 2048	5,715	6,375
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 2043	565	633
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8D, Special Tax Bonds, Series 2018-A, 5.00% 2048	1,000	1,116
City of Beaumont, Community Facs. Dist. No. 93-1, Improvement Area No. 8E, Special Tax Bonds, Series 2019, 5.00% 2048	2,500	2,789
Brentwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2048	4,970	5,535
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2027	600	710
California County Tobacco Securitization Agcy., Tobacco Settlement Rev. Bonds (Los Angeles County Securitization Corp.), Series 2020-A, 5.00% 2028	500	604
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 4.25% 2032	1,350	1,365
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 5.00% 2035	1,300	1,322
Casitas Municipal Water Dist., Community Facs. Dist. No. 2013-1, Special Tax Bonds, Series 2019, BAM insured, 4.00% 2047	1,745	1,925
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2024	300	318
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2025	300	324
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2026	275	301

304	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2027	$300	$333
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2028	250	280
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2029	250	283
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2030	275	313
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2030	1,050	1,146
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2031	375	428
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-C, BAM insured, 4.00% 2031	300	341
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2032	525	600
Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2021-A, BAM insured, 4.00% 2034	1,000	1,144
Centinela Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2033	2,500	2,743
Central Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, Assured Guaranty Municipal insured, 4.00% 2048	13,165	15,199
Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 5.00% 2038 (preref. 2022)	1,000	1,023
Chabot-Las Positas Community College Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 4.00% 2042	1,500	1,679
Chaffey Community College Dist., G.O. Bonds, 2018 Election, Series 2019-A, 4.00% 2043	6,000	6,784
Chaffey Joint Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2012 Election, Series 2019-D, 0% 2027	895	814
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2041	2,000	2,213
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2046	1,515	1,656
City of Chino, Community Facs. Dist. No. 2003-3, Special Tax Bonds, Series 2021, 4.00% 2051	1,740	1,897
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2033	260	288
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2035	280	310
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2036	290	320
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2037	300	331
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2038	315	347
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2039	325	358
City of Chino, Community Facs. Dist. No. 2016-1 (Bickmore 185), Special Tax Bonds, Series 2020, 4.00% 2045	2,250	2,460
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2022	180	183
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2023	190	197
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2024	195	206
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2025	205	220
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2026	210	228
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2027	220	241
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2028	230	255
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2035	900	995
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2040	955	1,050
City of Chino, Community Facs. Dist. No. 2019-1 (The Landings), Special Tax Bonds, Series 2020, 4.00% 2051	1,145	1,246
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	1,010	1,135
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	500	561
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2041	380	417
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	500	545
City of Chula Vista, Community Facs. Dist. No. 16-I (Millenia), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2051	1,020	1,109
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,455	1,491
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	890	1,029

American Funds Tax-Exempt Funds	305

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	$920	$1,061
City of Chula Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	1,180	1,358
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2036	1,155	1,354
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2037	1,150	1,348
City of Clovis, Wastewater Rev. Bonds, Series 2017, BAM insured, 5.00% 2038	515	602
Clovis Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006-B, National insured, 0% 2030	2,300	1,915
Coachella Valley Unified School Dist., G.O. Bonds, 2005 Election, Series 2016-E, Assured Guaranty Municipal insured, 4.00% 2045	6,555	7,177
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2030	1,300	1,435
Colton Joint Unified School Dist., G.O. Bonds, 2008 Election, Series 2016-D, BAM insured, 4.00% 2031	1,200	1,322
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2032 (preref. 2026)	1,065	1,238
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2033 (preref. 2026)	1,080	1,256
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2034 (preref. 2026)	1,355	1,576
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2035 (preref. 2026)	1,515	1,762
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2037 (preref. 2026)	1,875	2,180
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2018-A, BAM insured, 5.00% 2038 (preref. 2026)	2,075	2,413
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2035	1,000	683
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2038	1,250	765
City of Concord, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	925	966
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 5.00% 2034	800	881
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 2040	350	385
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 2045	700	765
City of Corona, Community Facs. Dist. No. 2018-1 (Bedford), Special Tax Bonds, Series 2018-A, 4.00% 2050	1,450	1,579
Corona-Norco Unified School Dist., Community Facs. Dist. No. 05-1, Special Tax Bonds, Series 2016, 5.00% 2036	2,010	2,264
Corona-Norco Unified School Dist., G.O. Bonds, 2014 Election, Series 2019-C, 4.00% 2049	2,500	2,801
Cotati-Rohnert Park Unified School Dist., G.O. Bonds, 2014 Election, Series 2018-E, BAM insured, 4.00% 2043	2,000	2,209
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (1818 Platinum Triangle - Anaheim), Series 2021-A-2, 3.25% 2057[1]	4,610	3,960
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (City of Orange Portfolio), Series 2021-B, 4.00% 2057[1]	2,070	1,829
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Escondido Portfolio), Series 2021-A-2, 4.00% 2058[1]	875	816
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Pasadena Portfolio), Series 2021-A-2, 3.00% 2056[1]	1,010	809
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Theo - Pasadena), Series 2021-A-2, 3.25% 2057[1]	3,030	2,562
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Union South Bay), Series 2021-A-2, 4.00% 2056[1]	5,285	5,293
CSCDA Community Improvement Auth., Essential Housing Social Rev. Bonds (Westgate Phase 1 - Pasadena), Series 2021-A-2, 3.125% 2057[1]	5,665	4,549
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2030	225	252
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2031	265	296
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2032	275	306
Del Mar Union School Dist., Community Facs. Dist. No. 99-1, Special Tax Bonds, Series 2019, 4.00% 2033	265	295
City of Dixon, Community Facs. Dist. No. 2019-1, Special Tax Bonds (Homestead), Series 2021, 4.00% 2051	2,715	2,915
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2027	335	365
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2029	200	221

306	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2031	$130	$143
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2045	920	995
City of Dublin, Community Facs. Dist. No. 2015-1 (Dublin Crossing), Improvement Area No. 3, Special Tax Bonds, Series 2021, 4.00% 2051	2,240	2,410
East Side Union High School Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 5.00% 2023	1,000	1,063
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2019, 5.00% 2045	850	945
Eastern Municipal Water Dist., Community Facs. Dist. No. 2013-64 (Atherton and Terracina), Special Tax Bonds, Series 2020, 4.00% 2050	1,550	1,691
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2027	85	93
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2028	85	93
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2029	90	100
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 2037	110	99
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.125% 2038	120	108
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 2039	125	113
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 2.25% 2040	100	90
Eastern Municipal Water Dist., Community Facs. Dist. No. 2015-71 (Promontory), Special Tax Bonds, Series 2021, 4.00% 2051	525	576
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 2040	1,075	1,194
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 2046	770	847
Eastern Municipal Water Dist., Community Facs. Dist. No. 2016-74 (Menifee Town Center), Improvement Area A, Special Tax Bonds, Series 2021, 4.00% 2051	1,030	1,130
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2036	2,275	2,538
Eastern Municipal Water Dist., Community Facs. Dist. No. 2017-79 (Eagle Crest), Special Tax Bonds, Series 2021, 4.00% 2041	2,085	2,313
Eastern Municipal Water Dist., Fin. Auth., Water and Wastewater Rev. Ref. Bonds, Series 2020-A, 4.00% 2038	2,000	2,336
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2025	2,560	2,627
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 4.00% 2032	2,500	2,670
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,129
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,128
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2033	945	1,063
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,127
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2035	1,150	1,293
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,127
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2036	440	483
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2041	1,000	1,090
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2041	4,680	5,253
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2043	2,890	3,224
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2046	1,280	1,386
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2016, 5.00% 2046	8,065	8,999
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2018, 5.00% 2048	2,500	2,777
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2020, 4.00% 2050	1,000	1,080
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2021, 4.00% 2051	1,785	1,925
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2033	2,535	2,600
Elk Grove Unified School Dist., G.O. Bonds, 2016 Election, Series 2019, 4.00% 2048	1,000	1,084
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	1,500	1,594

American Funds Tax-Exempt Funds	307

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	$2,000	$2,195
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2020-A, 4.00% 2045	1,450	1,634
Etiwanda School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 5.00% 2046	2,000	2,334
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2032	1,315	1,024
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2036	2,430	1,623
Etiwanda School Dist., G.O. Bonds, Capital Appreciation Bonds, 2016 Election, Series 2020-A, 0% 2037	1,575	1,013
Fairfield-Suisun Unified School Dist., G.O. Bonds, 2016 Election, Series 2018, 4.00% 2041	5,760	6,335
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 2046	465	505
City of Folsom, Folsom Ranch Fncg. Auth., Community Facs. Dist. No. 21 (White Rock Springs Ranch), Special Tax Rev. Bonds, Series 2021, 4.00% 2050	500	542
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2004-B, National insured, 0% 2026	1,000	927
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2039	1,000	1,113
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 3, G.O. Bonds, 2007 Election, Series 2019-D, Assured Guaranty Municipal insured, 4.00% 2040	8,715	9,698
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 4, G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2006-A, National insured, 0% 2031	1,865	1,502
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,228
City of Fontana, Community Facs. Dist. No. 31 (Citrus Heights North), Special Tax Rev. Ref. Bonds, Series 2018, 5.00% 2034	1,255	1,411
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2029	130	144
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2035	100	109
City of Fontana, Community Facs. Dist. No. 86 (Etiwanda Ridge), Special Tax Bonds, Series 2020, 4.00% 2045	700	758
City of Fontana, Community Facs. Dist. No. 87 (El Paseo), Special Tax Bonds, Series 2021, 4.00% 2041	500	554
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 2041	1,050	1,159
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 2046	450	493
City of Fontana, Community Facs. Dist. No. 90 (Summit at Rosena Phase 1), Special Tax Bonds, Series 2021, 4.00% 2051	525	574
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-2, 3.50% 2053	3,120	3,272
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 3.95% 2053	3,500	3,717
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	2,000	1,437
City of Fremont, Community Facs. Dist. No. 1 (Pacific Commons), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	2,220	2,445
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 2044	1,000	1,114
City of Fremont, Community Facs. Dist. No. 2 (Warm Springs Public Facs.), Special Tax Bonds, Series 2019, 5.00% 2049	1,550	1,720
Fresno Unified School Dist., G.O. Bonds, Series 2018-A, 5.00% 2039 (preref. 2026)	1,830	2,128
Fresno Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, 3.00% 2055	2,000	2,034
Fresno Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	3,000	3,302
City of Garden Grove, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2029	1,500	1,710
Gilroy Unified School Dist., G.O. Bonds, 2016 Election, Series 2021, 4.00% 2042	400	457
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 4.00% 2023	500	527
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2031	150	172
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2032	160	183
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2044	1,125	1,277
Golden Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2049	1,430	1,617
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 2024	125	129
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 3.00% 2025	130	134

308	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2026	$135	$146
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2027	140	152
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2028	145	159
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2029	150	165
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2030	155	172
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2032	170	189
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2046	470	517
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2051	650	713
Golden Valley Unified School Dist., Fin. Auth., Local Agcy. Rev. Bonds, Series 2021-A, 4.00% 2056	1,000	1,095
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	7,000	5,547
Hartnell Community College Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2047	4,555	5,054
Hastings Campus Housing Fin. Auth., Campus Housing Rev. Green Bonds, Series 2020-A, 5.00% 2061	1,500	1,691
Hayward Unified School Dist., G.O. Bonds, 2018 Election, Series 2020, Assured Guaranty Municipal insured, 4.00% 2050	1,000	1,128
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2044	8,000	9,612
Hayward Unified School Dist., G.O. Bonds, 2019 Election, Series 2019-A, BAM insured, 4.00% 2048	2,000	2,237
Hayward Unified School Dist., G.O. Rev. Ref. Bonds, 2019 Election, Series 2019-A, BAM insured, 5.00% 2040	1,000	1,206
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2024	195	206
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2027	240	262
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2029	275	305
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2031	310	345
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2034	375	417
Hemet Unified School Dist., Community Facs. Dist. 2005-6, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2036	225	250
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	245
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,220	1,333
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	588
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	631
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	381
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2039	1,850	2,008
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 2030	1,250	1,375
City of Indian Wells, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Consolidated Whitewater Redev. Project Area), Series 2016-A, National insured, 4.00% 2031	1,250	1,372
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2033	1,250	1,462
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2034	500	585
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2035	415	485
City of Inglewood, Successor Agcy. to the Redev. Agcy., Tax Allocation Bonds (Merged Redev. Project), Series 2017-A, BAM insured, 5.00% 2038	1,000	1,165
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2029	230	265
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2030	500	576
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2033	500	575
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2034	685	786
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2036	800	917
Inglewood Unified School Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2018-B, BAM insured, 5.00% 2038	650	744
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2044	2,705	2,926
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 1, Special Tax Bonds, Series 2014, 5.00% 2049	1,000	1,081
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2028	825	886
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2031	400	428
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2033	1,615	1,727
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 4, Special Tax Bonds, Series 2016, 4.00% 2049	1,800	1,918

American Funds Tax-Exempt Funds	309

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2035	$550	$625
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2037	650	738
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2038	1,000	1,134
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2043	2,670	3,024
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, 5.00% 2048	5,250	5,925
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Improvement Area No. 8, Special Tax Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2051	1,250	1,423
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2024	2,250	2,466
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2024	825	877
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2025	710	754
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2013, 5.00% 2028	1,050	1,113
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2029	2,600	2,909
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2030	1,700	1,896
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	800	891
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2042	1,000	1,108
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2026	330	384
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2027	375	447
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2028	525	640
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2029	500	621
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2030	350	433
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2031	635	783
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2032	680	837
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2034	1,155	1,416
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2036	1,840	2,117
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 4.00% 2037	1,285	1,473
City of Irvine, Reassessment Dist. No. 19-1, Limited Obligation Improvement Bonds, Series 2019, 5.00% 2044	1,000	1,209
City of Irvine, Reassessment Dist. No. 21-1, Limited Obligation Improvement Bonds, Series 2021, BAM insured, 4.00% 2046	1,350	1,565
Irvine Unified School Dist., Community Facs. Dist. No. 01-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2031	2,000	2,209
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2030	370	431
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2034	435	528
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2034	250	290
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2035	250	303
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2035	250	290
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2036	350	406
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 5.00% 2036	270	327
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2037	570	640
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2037	270	313
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2038	550	616
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2039	635	710
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2039	820	945
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2040	810	932

310	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 5.00% 2042	$1,000	$1,152
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-B, BAM insured, 5.00% 2042	1,000	1,152
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2044	2,400	2,716
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2018-A, BAM insured, 5.00% 2045	1,500	1,721
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2049	3,000	3,374
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2050	11,195	12,739
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-C, BAM insured, 4.00% 2053	1,250	1,351
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2019-A, BAM insured, 4.00% 2054	12,170	13,664
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2020-A, BAM insured, 4.00% 2054	3,000	3,410
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-D, BAM insured, 5.00% 2057	1,665	1,893
City of Jurupa, Community Facs. Dist. No. 33 (Eastvale Area), Improvement Area No. 2, Special Tax Bonds, Series 2014-A, 5.00% 2043	3,140	3,358
City of Jurupa, Community Facs. Dist. No. 52 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2050	500	544
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2041	420	466
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2046	450	496
City of Jurupa, Community Facs. Dist. No. 54 (Eastvale Area), Special Tax Bonds, Series 2021-A, 4.00% 2051	875	960
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 2045	500	548
City of Jurupa, Community Facs. Dist. No. 55 (Eastvale Area), Special Tax Bonds, Series 2020-A, 4.00% 2050	500	545
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2027	2,000	2,186
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,000	1,089
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2020-A, BAM insured, 4.00% 2029	1,755	2,026
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2043	1,165	1,299
Jurupa Unified School Dist., Community Facs. Dist. No. 11, Special Tax Bonds, Series 2018-B, 5.00% 2048	2,265	2,515
Jurupa Unified School Dist., Community Facs. Dist. No. 17, Special Tax Bonds, Series 2018-A, 5.00% 2048	1,815	2,023
Jurupa Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds (Community Facs. Dists. Nos. 10, 12, 13 and 15), Series 2021-A, BAM insured, 4.00% 2047	3,605	4,078
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2037	1,500	1,722
County of Kern, RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2041	3,000	3,427
La Mesa-Spring Valley School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2046	965	1,067
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2013-A, 5.00% 2028 (preref. 2023)	2,130	2,268
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2014-A, 5.00% 2029 (preref. 2024)	1,000	1,099
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2014-A, 5.00% 2032 (preref. 2024)	1,515	1,666
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area No. 1 and No. 2), Series 2014-A, 5.00% 2034 (preref. 2024)	2,150	2,364
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2036 (preref. 2022)	1,350	1,381
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 2042	150	166
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 2046	200	220
City of Lake Elsinore, Community Facs. Dist. No. 2006-1 (Summerly), Special Tax Bonds, Series 2021, 4.00% 2051	500	548
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 2041	350	387
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 2046	450	493
City of Lake Elsinore, Community Facs. Dist. No. 2019-1 (Westlake), Special Tax Bonds, Series 2021, 4.00% 2051	700	765
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2024	415	451
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,260	1,406
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,370	1,514
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	4,585	5,038
City of Lake Elsinore, School Fncg. Auth., Special Tax Rev. Bonds, Series 2017-A, 5.00% 2030	500	585

American Funds Tax-Exempt Funds	311

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2035	$100	$121
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2036	170	206
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2037	180	218
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2038	150	181
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2039	120	144
Lake Elsinore Unified School Dist., Community Facs. Dist. No. 2006-02, Improvement Area No. B, Special Tax Bonds, Series 2019, BAM insured, 5.00% 2047	2,250	2,669
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2040	80	88
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2045	175	191
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Bonds, Series 2020, 4.00% 2049	425	463
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,126
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,115	1,138
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,021
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2031	1,210	1,413
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,750	2,043
City of Long Beach, Harbor Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,350	1,576
City of Long Beach, Harbor Rev. Bonds, Series 2017-B, AMT, 5.00% 2043	500	580
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2034	1,125	1,222
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	1,225	1,318
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 2045	1,000	1,112
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2019-C, 4.00% 2049	1,000	1,106
Long Beach Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-E, 5.00% 2040	3,655	4,193
Long Beach Unified School Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2016, 4.00% 2031	3,720	4,144
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 2038	1,000	1,122
City of Los Angeles, Community Facs. Dist. No. 11 (Ponte Vista), Special Tax Bonds, Series 2021, 4.00% 2046	1,650	1,817
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2026	985	1,077
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2027	1,970	2,154
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028	1,675	1,832
City of Los Angeles, Community Redev. Agcy., Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,261
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,388
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 2029	2,765	3,348
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2029	2,550	3,084
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,725
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2029	1,450	1,651
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-A, AMT, 5.00% 2031	2,345	2,832
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2031	2,395	2,712
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-B, AMT, 5.00% 2032	3,825	4,545
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-C, AMT, 5.00% 2032	3,450	4,055
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2032	1,000	1,158

312	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2033	$5,880	$7,087
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2033	1,255	1,489
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2033	1,000	1,157
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2016-B, AMT, 5.00% 2033	500	566
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2034	1,250	1,447
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,158
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	1,345	1,595
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-A, AMT, 5.00% 2037	1,450	1,710
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2017-A, AMT, 5.00% 2037	1,260	1,455
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 2043	3,000	3,563
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2021-B, 3.00% 2022	10,950	11,066
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2042	2,150	2,704
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 2045	2,025	2,483
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-A, 5.00% 2049	5,000	5,994
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-B, 5.00% 2050	2,250	2,744
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2022-A, 5.00% 2051	7,150	8,848
City of Los Angeles, Harbor Dept., Rev. Bonds, Series 2014-B, AMT, 5.00% 2032	3,000	3,265
City of Los Angeles, Harbor Dept., Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 2023	1,800	1,904
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 2024 (put 2023)	1,700	1,692
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2036	2,790	3,289
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2037	2,810	3,310
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2039	5,000	5,854
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 2036	1,500	1,739
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 4.00% 2037	1,500	1,735
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,102
County of Los Angeles, Sanitation Dist. Fncg. Auth., Capital Projects Rev. Bonds (Dist. No. 14), Series 2015-A, 5.00% 2032	2,000	2,257
Los Angeles Community College Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2031 (preref. 2024)	4,840	5,307
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2043	1,000	1,211
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2051	910	1,093
Los Angeles County Facs., Inc., Lease Rev. Bonds (Vermont Corridor County Administration Building), Series 2018-A, 5.00% 2051 (preref. 2028)	590	720
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 2040	6,935	7,895
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-RYQ, 4.00% 2044	1,000	1,131
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2021, 4.00% 2046	4,255	4,857
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2005 Election, Series 2018-M-1, 5.25% 2042	3,115	3,747
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,755	2,032

American Funds Tax-Exempt Funds	313

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Los Rios Community College Dist., G.O. Rev. Ref. Bonds, 2012 Election, Series 2012, 5.00% 2028	$3,000	$3,066
Lynwood Unified School Dist., G.O. Bonds, 2016 Election, Series 2020-B, BAM Insured, 4.00% 2049	6,260	6,891
City of Menifee, Community Facs. Dist. No. 2020-1, Special Tax Bonds (McCall Mesa), Series 2022-A, 4.00% 2029	175	190
City of Menifee, Community Facs. Dist. No. 2020-1, Special Tax Bonds (McCall Mesa), Series 2022-A, 4.00% 2037	500	547
City of Menifee, Community Facs. Dist. No. 2020-1, Special Tax Bonds (McCall Mesa), Series 2022-A, 4.00% 2051	1,435	1,540
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2024	180	191
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2025	190	205
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2026	170	186
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2027	205	226
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2039	600	661
Menifee Union School Dist., Community Facs. Dist. No. 2006-2, Special Tax Bonds, Series 2020, 4.00% 2045	1,000	1,093
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2032	430	466
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2033	470	510
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 3, Special Tax Bonds, Series 2018, 4.00% 2034	515	558
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2036	500	555
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2041	800	881
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2045	875	956
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 5, Special Tax Bonds, Series 2021, 4.00% 2051	1,850	2,007
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2036	445	497
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2041	660	733
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2046	875	964
Menifee Union School Dist., Community Facs. Dist. No. 2011-1, Improvement Area No. 6, Special Tax Bonds, Series 2021, 4.00% 2050	1,025	1,126
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2036	250	276
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2041	1,000	1,099
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2046	1,590	1,735
Menifee Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2021, 4.00% 2050	1,050	1,143
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 2044	565	621
Menifee Union School Dist., Community Facs. Dist. No. 2019-2, Special Tax Bonds, Series 2021, 4.00% 2051	675	737
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2034	1,000	1,117
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 5.00% 2038	1,100	1,223
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	2,065	2,331
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	560	631
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2034	1,095	1,262
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2035	1,465	1,689
Montebello Unified School Dist., G.O. Rev. Bonds, Series 2016-A, 5.00% 2036	1,290	1,487
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2033	2,505	2,773
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2033	3,165	3,461
Monterey Peninsula Community College Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, 0% 2028	1,500	1,311
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	2,000	1,305
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2016-1, Special Tax Bonds, Series 2020, 4.00% 2045	1,355	1,482
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 2044	820	930
Moreno Valley Unified School Dist., Community Facs. Dist. No. 2017-1, Special Tax Bonds, Series 2019, 5.00% 2050	1,500	1,696
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2028	1,090	1,236

314	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2032	$1,480	$1,669
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2034	1,720	1,937
Moreno Valley Unified School Dist., Fin. Auth. Special Tax Rev. Bonds, Series 2018-A, 5.00% 2035	925	1,041
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2026	215	229
City of Moreno Valley, Community Facs. Dist. No. 5, Special Tax Rev. Ref. Bonds, Series 2021, 4.00% 2037	750	819
City of Morgan Hill, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,194
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2034	740	860
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2035	2,310	2,679
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2036	2,880	3,334
Mt. Diablo Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 2037	1,310	1,516
Mt. San Jacinto Community College, G.O. Bonds, 2014 Election, Series 2021-C, 3.00% 2034	865	923
Mountain View School Dist., G.O. Bonds, 2016 Election, Series 2020-C, Assured Guaranty Municipal insured, 4.00% 2049	2,800	3,135
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,305
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,023
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,023
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,066
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 2040	325	367
Murrieta Valley Unified School Dist., Community Facs. Dist. No. 2014-4, Special Tax Bonds, Series 2020, BAM insured, 4.00% 2045	1,175	1,329
Murrieta Valley Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 5.00% 2030	1,250	1,445
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2026	400	457
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2027	300	341
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2028	3,320	3,764
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2029	1,420	1,606
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2030	1,750	1,978
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2033	2,790	3,194
Natomas Unified School Dist., G.O. Bonds, Series 2017, BAM insured, 5.00% 2032	1,000	1,150
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-C, 4.00% 2044	1,250	1,404
New Haven Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, 4.00% 2047	4,000	4,403
North Orange County Community College Dist., G.O. Bonds, 2014 Election, Series 2019-B, 4.00% 2044	8,575	9,751
Northern California Energy Auth., Commodity Supply Rev. Bonds, Series 2018, 4.00% 2049 (put 2024)	2,900	3,081
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 0.863% 2027[2]	4,690	4,671
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,599
Northern California Power Agcy., Hydroelectric Project No. 1, Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,019
Oak Park Unified School Dist., G.O. Bonds, 2016 Election, Series 2018-B, 5.00% 2047	1,095	1,302
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	3,125	3,623
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2027	1,340	1,597
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2030	1,300	1,461
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2031 (preref. 2025)	1,500	1,691
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2033	4,365	4,919
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2019-A, Assured Guaranty Municipal insured, 3.00% 2040	3,000	3,117
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, 5.00% 2040 (preref. 2025)	5,550	6,255
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,000	2,312
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,200	1,385
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	2,145	2,469
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2035	1,000	1,125
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2031	2,015	2,382
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2035	3,245	3,827
Oakland Unified School Dist., G.O. Rev. Ref. Bonds (Measure J), Series 2017-C, 5.00% 2036	2,000	2,357
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2023	3,805	4,067
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 2023 (escrowed to maturity)	1,020	1,091
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2024	2,570	2,830
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026 (preref. 2022)	2,100	2,124

American Funds Tax-Exempt Funds	315

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2028	$2,770	$3,309
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2028	500	589
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 2029	3,050	3,752
Port of Oakland, Rev. Ref. Bonds, Series 2017-D, AMT, 5.00% 2029	250	294
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2033	1,000	1,109
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2034	1,000	1,108
Ohlone Community College Dist., G.O. Bonds, 2010 Election, Series 2016-C, 4.00% 2035	1,000	1,107
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2044	1,000	1,114
City of Ontario, Community Facs. Dist. No. 38 (Park and Turner NE Facs.), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2049	2,000	2,219
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 2039	275	303
City of Ontario, Community Facs. Dist. No. 40 (Emerald Park Facs.), Special Tax Bonds, Series 2020, 4.00% 2050	785	861
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2029	310	345
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2031	335	375
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2037	1,650	1,840
City of Ontario, Community Facs. Dist. No. 41 (Canvas Park Facs.), Special Tax Bonds, Series 2022, 4.00% 2047	2,795	3,074
City of Ontario, Community Facs. Dist. No. 43 (Park Place Facs. Phase IV), Special Tax Bonds, Series 2020, 4.00% 2050	3,250	3,545
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 2045	300	331
City of Ontario, Community Facs. Dist. No. 46 (Avenue 176 Facs.), Special Tax Bonds, Series 2021, 4.00% 2051	500	549
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2023	100	104
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2025	225	242
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2027	250	274
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2028	250	276
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2036	500	558
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2042	650	720
City of Ontario, Community Facs. Dist. No. 53 (Tevelde Facs.), Special Tax Bonds, Series 2021, 4.00% 2051	1,325	1,454
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2024 (preref. 2022)	1,085	1,117
County of Orange, Community Facs. Dist. No. 2004-1 (Ladera Ranch), Special Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,100	2,148
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	980	1,081
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,365	1,504
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	660	727
County of Orange, Community Facs. Dist. No. 2016-1 (Esencia Village), Special Tax Bonds, Series 2016-A, 5.00% 2036	2,000	2,239
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 1, Special Tax Bonds, Series 2018-A, 5.00% 2042	5,000	5,783
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2045	2,200	2,417
County of Orange, Community Facs. Dist. No. 2017-1 (Esencia Village), Improvement Area No. 2, Special Tax Bonds, Series 2020-A, 4.00% 2050	1,000	1,093
County of Orange, Sanitation Dist., Wastewater Rev. Ref. Obligations, Series 2021-A, 5.00% 2032	2,160	2,785
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2036	2,000	2,368
Oxnard Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2045	5,160	6,070
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2030	195	218
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2033	220	244
City of Palm Desert, Community Facs. Dist. No. 2005-1 (University Park), Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 2036	235	260
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 3.00% 2031	420	414
City of Palm Desert, Community Facs. Dist. No. 2021-1 (University Park), Special Tax Bonds, Series 2021, 4.00% 2041	230	242
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 2026	670	721

316	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 2031	$800	$886
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Rev. Ref. Improvement Bonds, Series 2021, 4.00% 2037	1,200	1,321
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2031	1,000	1,149
City of Palmdale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-B, National insured, 5.00% 2032	1,000	1,148
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2041	2,975	3,449
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2032	255	197
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2037	1,600	1,064
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2038	1,505	968
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2038	1,190	765
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2012-A, Assured Guaranty Municipal insured, 0% 2039	840	522
Palmdale Elementary School Dist., Community Facs. Dist. No. 90-1, Special Tax Bonds, Capital Appreciation Bonds, Series 1999, Assured Guaranty Municipal insured, 0% 2039	240	149
Palo Alto Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2008-2, 0% 2031	2,000	1,699
Palomar Community College Dist., Rev. Ref. Bonds, Series 2015, 5.00% 2032	3,000	3,367
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	2,275	2,462
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2030	1,000	1,088
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-B, 4.00% 2031	1,000	1,088
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2034	970	1,100
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2025	1,000	1,127
Palomar Health, Rev. Ref. Bonds, Series 2016, 5.00% 2039	1,320	1,501
Palomar Health, Rev. Ref. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2047	2,000	2,364
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2028	3,000	2,608
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	6,550	5,528
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	3,000	2,377
Pasadena Unified School Dist., G.O. Bonds, 2008 Election, Series 2016, 4.00% 2036	2,250	2,450
Paso Robles Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, BAM insured, 4.00% 2028	915	1,008
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 2043	600	651
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 2046	745	803
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2005-1 (West Patterson Business Park), Special Tax Bonds, Series 2021, 4.00% 2049	1,780	1,916
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2036	250	275
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2041	375	412
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2046	555	605
City of Patterson, West Patterson Fncg. Auth., Community Facs. Dist. No. 2018-1 (Villages of Patterson), Special Tax Bonds, Series 2021, 4.00% 2051	765	832
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2049	9,035	10,155
City of Perris, Joint Powers Auth., Local Agcy. Rev. Bonds (CFD No. 2006-2 - Monument Park Estates), Series 2015-B, 5.00% 2045	5,295	5,782
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2035	1,000	1,147
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA No. 4 and No. 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 5.00% 2037	1,325	1,518
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	1,325	1,439

American Funds Tax-Exempt Funds	317

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2032	$2,675	$2,905
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2033	2,885	3,133
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,490	1,617
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,444
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	3,725	4,034
City of Poway, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2030	1,590	2,002
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2012, BAM insured, 5.00% 2033 (preref. 2022)	975	1,000
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Rev. Ref. Bonds, Series 2012, BAM insured, 5.00% 2036 (preref. 2022)	505	518
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	975	1,039
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,830	2,113
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,345	1,489
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	985	1,111
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,600	1,768
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2033	1,210	1,362
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	995	1,099
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	995	1,098
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,490	1,643
Poway Unified School Dist., School Facs. Improvement Dist. No. 2007-1, G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, 0% 2035	3,500	2,558
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	534
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2036	440	478
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2046	1,150	1,236
City of Rancho Cordova, Community Facs. Dist. No. 2018-1 (Grantline), Special Tax Bonds, Series 2021-B, 4.00% 2051	1,220	1,309
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,643
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,095
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	4,065	4,448
City of Rancho Mirage, Community Facs. Dist. No. 4B (Del Webb Project), Special Tax Bonds, Series 2021, 4.00% 2051	550	598
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,250	1,483
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,250	1,474
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	657
City of Redding, Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,647
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 2032	620	774
City of Redding, Wastewater System Rev. Ref. Bonds, Series 2020, 5.00% 2033	465	579
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2032	1,360	1,680
City of Richmond, Wastewater Rev. Ref. Bonds, Series 2019-B, 5.00% 2034	1,505	1,852
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039 (preref. 2023)	2,455	2,631
Rio Hondo Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	887
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2043	3,035	3,427
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2048	6,000	6,744
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2019-1 (Public Improvements), Special Tax Bonds, Series 2019, 5.00% 2040	4,685	5,301
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2026	380	409

318	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2027	$430	$460
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2029	250	266
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2033	590	624
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2041	750	792
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2046	465	488
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2021-1 (Public Improvements), Special Tax Bonds, Series 2021-1, 4.00% 2051	1,410	1,476
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 2031	2,500	2,809
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	1,605	1,646
County of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Jurupa Valley Redev. Project Area), Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2028	2,000	2,263
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 2044	1,894	1,956
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds, Series 2021-B-2, 3.00% 2048	2,288	2,342
County of Riverside, Transportation Commission, Toll Rev. Ref. Bonds (RCTC 91 Express Lanes), Series 2021-B-1, 4.00% 2046	1,520	1,725
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2032	1,100	1,221
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2033	2,315	2,571
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2034	1,500	1,665
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2035	890	987
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 2045	375	409
Riverside Unified School Dist., Special Tax Bonds, Series 2021, 4.00% 2050	600	653
Robla School Dist., G.O. Bonds, 2018 Election, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2044	1,720	2,032
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 2038	550	606
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 2045	750	820
Romoland School Dist., Community Facs. Dist. No. 2004-1 (Heritage Lake), Improvement Area No. 4, Special Tax Bonds, Series 2020-A, 4.00% 2050	4,725	5,144
Romoland School Dist., Community Facs. Dist. No. 2006-1 (Brendle Mills), Special Tax Bonds, Series 2017, 5.00% 2039	990	1,135
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2027	250	291
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2028	360	417
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2031	830	958
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2034	855	985
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2035	1,140	1,312
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2037	1,000	1,149
Romoland School Dist., Community Facs. Dist. No. 91-1, Special Tax Bonds, Series 2017, 5.00% 2041	1,255	1,432
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 2023	85	87
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 2024	95	97
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 3.00% 2025	110	113
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2026	125	134
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2027	145	157
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2028	165	179
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2029	185	202
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2030	205	226
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2041	1,215	1,331
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2046	1,145	1,244
City of Roseville, Community Facs. Dist. No. 1 (Creekview), Special Tax Bonds, Series 2021, 4.00% 2051	2,815	3,047
City of Roseville, Community Facs. Dist. No. 1 (The Fountains), Special Tax Rev. Ref. Bonds, Series 2016, 5.00% 2038	1,650	1,843
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2037	220	244
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2041	305	337
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2046	520	571

American Funds Tax-Exempt Funds	319

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Roseville, Community Facs. Dist. No. 1 (Villages at Sierra Vista), Special Tax Bonds, Series 2021, 4.00% 2051	$710	$777
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2023	1,000	1,059
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,005	1,094
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	557
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2027	230	256
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,000	1,108
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	500	552
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	2,000	2,203
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 2041	750	831
City of Roseville, Community Facs. Dist. No. 5 (Fiddyment Ranch), Special Tax Bonds, Series 2021, 4.00% 2050	2,000	2,195
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	4,928
City of Roseville, Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,300	3,552
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 2041	235	263
City of Sacramento, Community Facs. Dist. No. 2006-02 (Natomas Central), Special Tax Bonds, Series 2016, 5.00% 2046	1,750	1,946
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 2040	1,100	1,216
City of Sacramento, Community Facs. Dist. No. 2015-04 (McKinley Village Improvements), Special Tax Bonds, Series 2020, BAM insured, 4.00% 2046	2,850	3,114
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.25% 2025	2,565	2,729
City of Sacramento, Community Facs. Dist. No. 4 (North Natomas), Special Tax Rev. Ref. Bonds, Series 2013-E, 5.00% 2030	1,250	1,319
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	4,762
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2028	4,545	5,387
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2033	3,000	3,556
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2034	3,000	3,556
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-C, AMT, 5.00% 2035	4,000	4,741
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2036	1,000	1,151
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2020, 4.00% 2037	2,400	2,768
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2016-B, 5.00% 2041	400	459
County of Sacramento, Community Facs. Dist. No. 2004-1 (McClellan Park), Special Tax Bonds, Series 2017, 5.00% 2040	1,960	2,231
County of Sacramento, Community Facs. Dist. No. 2005-2 (North Vineyard Station No. 1), Special Tax Bonds, Series 2016, 5.00% 2040	1,090	1,221
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 2036	530	591
County of Sacramento, Community Facs. Dist. No. 2014-2 (North Vineyard Station No. 2), Special Tax Bonds, Series 2021, 4.00% 2041	650	722
Sacramento Area Flood Control Agcy., Consolidated Capital Assessment Dist. No. 2, Rev. Bonds, Series 2016-A, 5.00% 2041	1,000	1,145
Sacramento Unified School Dist., G.O. Bonds, 2012 Election, Series 2017-E, 5.00% 2028	1,250	1,469
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2044	1,315	1,487
Sacramento Unified School Dist., G.O. Bonds, 2021 Election, Series 2021-G, Assured Guaranty Municipal insured, 4.00% 2049	4,190	4,697
Sacramento Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2002 Election, Series 2007, Assured Guaranty Municipal insured, 0% 2028	4,575	4,022
County of San Bernardino and Cities of Colton, Loma Linda and San Bernardino, Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2044	3,750	4,017
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 1, Special Tax Bonds, Series 2015, 5.00% 2040	1,000	1,097
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2043	1,860	2,082
County of San Bernardino, Community Facs. Dist. No. 2006-1 (Lytle Creek North), Improvement Area No. 6, Special Tax Bonds, Series 2018, 5.00% 2048	1,775	1,981
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2042	2,175	2,411

320	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2030	$245	$271
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2031	480	529
City of San Clemente, Community Facs. Dist. No. 2006-1 (Marblehead Coastal), Special Tax Bonds, Series 2015, 5.00% 2032	480	529
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2037	970	1,090
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Bonds, Series 2020-A, 4.00% 2045	1,000	1,134
City of San Diego, Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series 2016-B, 5.00% 2038	2,820	3,235
County of San Diego, Assn. of Governments Capital Grant Receipts, Rev. Green Bonds (Mid-Coast Corridor Transit Project), Series 2019-A, 5.00% 2024	3,750	4,020
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2032	125	137
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2032	100	110
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2033	100	110
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2034	265	290
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2034	100	109
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2035	125	137
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2036	635	694
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2036	170	186
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2037	175	191
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2038	855	933
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2039	410	447
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2040	475	517
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2040	100	109
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2045	1,000	1,083
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2045	550	596
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2050	1,100	1,187
County of San Diego, Community Facs. Dist. No. 2008-1 (Harmony Grove Village), Improvement Area No. 1, Special Tax Bonds, Series 2020-A, 4.00% 2050	1,000	1,079
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 4.00% 2037	1,000	1,130
County of San Diego, Regional Airport Auth., Airport Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 2044	8,965	10,715
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2026	760	868
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2027	750	874
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2029	1,980	2,299
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2029	1,595	1,920
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2030	1,785	2,148
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2033	2,280	2,733
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2035	2,495	2,893
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,178
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	750	869
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2037	750	869
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,500	1,734
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043 (preref. 2023)	2,000	2,116
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2017-B, AMT, 5.00% 2047	1,000	1,151

American Funds Tax-Exempt Funds	321

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 2049	$3,375	$3,931
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2021-A, 4.00% 2056	795	877
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-B, 5.00% 2035	1,000	1,228
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Green Bonds, Series 2020-A, 4.00% 2048	3,000	3,390
County of San Diego, Water Auth. Rev. Ref. Bonds, Series 2013-A, 3.375% 2032 (preref. 2022)	1,575	1,608
San Diego Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-C, 5.00% 2035 (preref. 2023)	2,000	2,117
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2031	4,000	4,426
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2016-SR-1, 4.00% 2032	1,000	1,105
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2012 Election, Series 2017-I, 4.00% 2047	2,000	2,227
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2016-B-2, AMT, 5.00% 2046	4,000	4,518
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-A-2, AMT, 5.00% 2049	4,000	4,712
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 4.00% 2050	2,000	2,154
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-F-2, 5.00% 2050	1,990	2,375
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2019-E-2, AMT, 5.00% 2050	2,000	2,355
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2016-A-2, 5.00% 2029	1,375	1,582
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2012-A-2, AMT, 5.00% 2030	1,000	1,011
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2021-A-2, AMT, 5.00% 2036	6,750	8,287
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2020-A-2, AMT, 5.00% 2037	4,000	4,824
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2017-A-2, AMT, 5.00% 2042	2,000	2,308
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2019-A-2, AMT, 5.00% 2044	3,000	3,555
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2017-A-2, AMT, 5.00% 2047	3,000	3,461
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Ref. Bonds, Series 2022-A-2, AMT, 5.00% 2052	3,000	3,616
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Company LLC), Series 2019-A, AMT, 5.00% 2038	1,500	1,784
City and County of San Francisco, Certs. of Part. (Moscone Convention Center Expansion Project), Series 2017-B, 4.00% 2038	2,000	2,178
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2041	1,000	1,095
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1, Special Tax Bonds, Series 2021, 4.00% 2046	745	812
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 1,
Special Tax Bonds, Series 2021, 4.00% 2051	1,035	1,125
City and County of San Francisco, Community Facs. Dist. No. 2016-1 (Treasure Island), Improvement Area No. 2, Special Tax Bonds, Series 2022-A, 4.00% 2052[1]	1,500	1,577
City and County of San Francisco, G.O. Bonds (Earthquake Safety and Emergency Response), Series 2021-E-1, 4.00% 2043	3,445	3,921
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-D, 3.00% 2050	1,615	1,677
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-A, 4.00% 2050	2,000	2,262
City and County of San Francisco, Public Utilities Commission, San Francisco Water Rev. Bonds, Series 2020-C, 4.00% 2050	1,000	1,131
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2016-A, 4.00% 2037	6,575	7,188

322	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-B, 5.00% 2031	$425	$490
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2033	1,000	1,153
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, National insured, 5.00% 2041	2,100	2,408
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,292
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2026[1]	130	139
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2041[1]	585	645
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2046[1]	950	1,038
City and County of San Francisco, Special Tax Dist. No. 2020-1 (Mission Rock Facs. and Services), Dev. Special Tax Bonds, Series 2021-A, 4.00% 2051[1]	1,070	1,165
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	1,510	1,538
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2028	1,400	1,423
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 4.00% 2022	200	202
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 4.00% 2023	105	108
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2025	230	246
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2028	375	398
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2029	615	652
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2030	480	508
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2039	4,120	4,357
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase 1 Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	3,650	3,854
City of San Francisco, Bay Area Rapid Transit Dist., G.O. Green Bonds, 2016 Election, Series 2020-C-1, 4.00% 2045	2,000	2,248
City of San Francisco, Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042 (preref. 2022)	3,525	3,538
San Francisco Community College Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	5,500	6,241
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2028	380	440
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2030	200	231
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2031	550	633
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2033	750	862
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2044	3,600	4,087
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2019, 5.00% 2049	5,300	5,993
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2034	765	842
San Jacinto Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2017, 5.00% 2035	200	220
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2029	1,030	1,233
City of San Jose, Airport Rev. Ref. Bonds, Series 2021-A, BAM insured, 5.00% 2033	1,500	1,848
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2035	1,000	1,151
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2037	1,000	1,150
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2041	1,500	1,724
City of San Jose, Airport Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 2047	10,000	11,455
San Jose Unified School Dist., G.O. Bonds, 2012 Election, Series 2018-E, 4.00% 2042	5,000	5,540
San Juan Unified School Dist., G.O. Bonds, 2016 Election, Series 2020, 4.00% 2034	1,000	1,154
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 2032	375	452
San Leandro Unified School Dist., G.O. Bonds, Series 2019-B, BAM insured, 5.00% 2033	355	428
San Leandro Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, BAM insured, 4.00% 2043	1,300	1,466
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 4.00% 2045	250	281
San Lorenzo Valley Unified School Dist., G.O. Bonds, 2020 Election, Series 2020-A, 5.00% 2050	500	593

American Funds Tax-Exempt Funds	323

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 2046	$730	$804
City of San Luis Obispo, Community Facs. Dist. No. 2019-1 (San Luis Ranch), Special Tax Bonds, Series 2021, 4.00% 2051	925	1,015
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	900	961
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	150	165
City of San Marcos, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	2,000	2,258
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2034	2,115	2,497
San Marcos Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2035	1,280	1,512
San Rafael High School Dist., G.O. Bonds, Series 2019-C, 4.00% 2043	2,500	2,847
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2038	2,000	2,220
Sanger Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-C, BAM insured, 3.00% 2048	2,465	2,543
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 3.00% 2051	3,325	3,430
Sanger Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-A, BAM insured, 4.00% 2055	1,650	1,888
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2023[1]	130	135
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2024[1]	150	158
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2025[1]	175	187
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2026[1]	200	217
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2028[1]	250	276
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2030[1]	110	121
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2035[1]	685	748
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2040[1]	3,035	3,300
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2045[1]	4,110	4,441
City of Santa Clarita, Community Facs. Dist. No. 2016-1 (Vista Canyon), Special Tax Bonds, Series 2020, 4.00% 2050[1]	5,820	6,258
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2026	835	905
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2029	2,150	2,316
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Rev. Ref. Bonds, Series 2014-B, 5.00% 2038	460	493
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.00% 2032	2,000	2,018
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2036	1,250	1,263
City of Santa Monica, Redev. Agcy., Tax Allocation Bonds (Earthquake Recovery Redev. Project), Series 2011, 5.875% 2042	2,500	2,526
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2027	195	227
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2028	205	237
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2034	350	403
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 2036	250	255

324	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 2037	$185	$188
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.00% 2038	270	274
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 3.125% 2039	165	169
City of Santee, Community Facs. Dist. No. 2017-1 (Weston Infrastructure), Special Tax Bonds, Series 2019, 5.00% 2049	1,940	2,194
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2029	135	153
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2033	215	240
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2034	230	256
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2035	240	267
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2036	275	306
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2037	295	327
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2038	320	354
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2039	345	382
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2040	295	328
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2045	2,220	2,432
Saugus Union School Dist., Community Facs. Dist. No. 2019-1, Special Tax Bonds, Series 2020, 4.00% 2049	2,410	2,631
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2035	600	672
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2039	700	780
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2041	275	306
Saugus Union School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2049	1,250	1,376
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2033	1,240	1,381
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2041	3,720	4,115
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2046	3,495	3,846
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2022	1,000	1,028
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	3,513
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2031	1,250	1,419
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2032	1,750	1,985
South Orange County Public Fncg. Auth., Central Utility Fac. Lease Rev. Bonds, Series 2016, 5.00% 2035	2,000	2,258
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2020, 5.00% 2035	500	674
Southern California Home Fncg. Auth., Single Family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	10	10
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	1,400	1,597
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 2036	2,250	2,822
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 2026	385	446
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2035	500	552
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 2041	2,780	3,003
Statewide Communities Dev. Auth., Community Facs. Dist. No. 2021-01 (Meadowlands), Special Tax Bonds, Series 2021, 4.00% 2051	1,290	1,372
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 2040	1,090	1,258
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 2041	1,160	1,336
Statewide Communities Dev. Auth., Health Fac. Rev. Bonds (Montage Health), Series 2021-A, 4.00% 2046	2,750	3,133
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2031	1,300	1,603
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2032	500	616
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-B, 5.00% 2033	1,000	1,232
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2034	750	923
Statewide Communities Dev. Auth., Health Fac. Rev. Ref. Bonds (Los Angeles Jewish Home for the Aging), Series 2019-A, 5.00% 2037	735	902
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2030	2,585	3,055

American Funds Tax-Exempt Funds	325

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2038	$1,000	$1,170
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2043	2,000	2,325
Statewide Communities Dev. Auth., Hospital Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2048	1,500	1,729
Statewide Communities Dev. Auth., Insured Rev. Bonds (San Francisco Campus for Jewish Living Project), Series 2021, 4.00% 2041	1,745	2,008
Statewide Communities Dev. Auth., Insured Rev. Bonds (San Francisco Campus for Jewish Living Project), Series 2021, 4.00% 2051	3,425	3,885
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Harriet Tubman Terrace Apartments), Series 2021-Q, 0.24% 2024 (put 2023)	13,380	13,283
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 1.75% 2029	7,000	6,775
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,270
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,397
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2032	1,000	1,183
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2033	1,150	1,362
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,392
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2035	1,465	1,734
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 4.00% 2042	1,240	1,379
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2022	335	344
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2026	75	84
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	1,700	1,857
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049 (preref. 2023)	5,250	5,817
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,165
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2029	405	471
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 2046	3,415	3,432
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2017-A, 5.00% 2047	1,815	2,080
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 3.00% 2051	4,000	4,002
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services), Series 2021-A, 4.00% 2051	6,450	7,125
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 5.00% 2036	3,500	4,072
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2014, 5.00% 2044 (preref. 2024)	8,500	9,305
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 4.00% 2048	500	548
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-L, 5.00% 2038 (put 2029)	5,000	6,172
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-M, 5.00% 2038 (put 2029)	4,000	4,937
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	6,547
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[1]	100	117
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[1]	105	121
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2051[1]	2,315	2,636
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,434
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	993
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.00% 2025[1]	2,500	2,779
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	2,925	3,221
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2016-A, 5.25% 2056[1]	1,400	1,588
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2018-A, 5.50% 2058[1]	1,000	1,180

326	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2029	$625	$717
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2031	1,135	1,299
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 5.00% 2032	1,500	1,714
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2016, 4.00% 2041	1,000	1,083
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042 (preref. 2022)	1,750	1,812
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047 (preref. 2022)	600	621
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	475	476
Statewide Communities Dev. Auth., Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	4,000	4,006
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[1]	2,025	2,343
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2041[1]	11,920	13,554
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2031	1,000	1,141
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2034	500	571
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 2035	5,050	5,759
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	707
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	2,100	2,123
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2030 (preref. 2024)	500	546
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031 (preref. 2024)	1,750	1,911
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 4.00% 2026[1]	3,385	3,564
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2036[1]	3,500	3,896
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[1]	2,250	2,480
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2027	640	759
Statewide Communities Dev. Auth., Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	1,000	1,043
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 2038	2,000	2,285
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I Ref. and Phase IV-B), Series 2021, BAM insured, 4.00% 2046	7,465	8,374
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	8,895	9,187
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2029	1,000	1,151
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2030	1,500	1,720
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2035	1,250	1,429
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2024	500	548
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2028	1,000	1,093
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2040	790	911
Stockton Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2045	9,245	10,548
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2029	4,000	4,548
Stockton Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2031	7,800	8,844
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Series 2021, 4.00% 2048	1,000	1,098
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 2041	205	103
Sulphur Springs Union School Dist., Community Facs. Dist. No. 2006-1, Special Tax Bonds, Capital Appreciation Bonds, Series 2021, 0% 2052	8,800	2,805

American Funds Tax-Exempt Funds	327

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Sunnyvale, Fin. Auth., Lease Rev. Green Bonds (Civic Center Project), Series 2020, 4.00% 2033	$1,000	$1,164
City of Sunnyvale, Fin. Auth., Lease Rev. Green Bonds (Civic Center Project), Series 2020, 4.00% 2040	1,000	1,139
Sweetwater Union High School Dist., G.O. Bonds, 2006 Election, Series 2018-C, 4.00% 2043	4,290	4,621
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2032	5,000	5,646
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,075	2,347
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,000	1,131
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016, 4.00% 2047	4,750	4,945
Taft City Elementary School Dist., G.O. Bonds, Election 2012, Series 2013-B, Assured Guaranty Municipal insured, 6.00% 2044 (preref. 2023)	1,200	1,291
Temecula Valley Unified School Dist., Community Facs. Dist. No. 2014-1, Special Tax Rev. Bonds, Series 2018, 5.00% 2050	2,100	2,330
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2030	1,000	1,111
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2031	1,500	1,666
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,110
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	2,065	2,291
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2040	1,600	1,772
Temecula Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2045	1,400	1,491
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2036	930	1,037
Temescal Valley Water Dist., Community Facs. Dist. No. 4 (Terramor), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	1,045	1,149
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	185	189
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.375% 2031	3,265	3,323
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2028	1,500	1,812
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2032	2,400	2,948
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2019-A, 5.00% 2033	2,000	2,456
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 2054	14,865	2,788
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2030	535	643
City of Tracy, Community Facs. Dist. No. 2006-01 (NEI Phase II), Special Tax Rev. Ref. Bonds, Series 2019, 5.00% 2034	1,380	1,645
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2030	260	300
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2031	290	334
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2032	300	345
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2033	335	385
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2034	400	459
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2035	440	505
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2036	485	556
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2037	530	608
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2038	575	659
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2044	870	988
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 1, Special Tax Bonds, Series 2019, 5.00% 2049	1,750	1,979

328	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2036	$750	$835
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2041	1,100	1,215
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2046	1,600	1,754
City of Tracy, Community Facs. Dist. No. 2016-2 (ECFD), Improvement Area No. 2, Special Tax Bonds, Series 2021, 4.00% 2051	2,100	2,294
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2045	1,000	1,213
Transbay Joint Powers Auth., Senior Tax Allocation Green Bonds, Series 2020-A, 5.00% 2049	2,135	2,577
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2032	500	611
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2033	300	366
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2034	300	366
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2035	300	365
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 5.00% 2038	820	996
Transbay Joint Powers Auth., Tax Allocation Green Bonds, Series 2020-B, 2.40% 2049	575	569
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2037	2,000	2,286
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2038	1,000	1,142
Transmission Agcy. of Northern California, Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2016-A, 5.00% 2039	1,000	1,141
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2034	2,235	2,421
City of Tulare, Sewer Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2035	1,320	1,427
County of Tulare, Local Health Care Dist., G.O. Rev. Ref. Bonds, Series 2020, BAM insured, 4.00% 2039	1,850	2,128
City of Turlock, Irrigation Dist., Rev. Ref. Bonds, Series 2016, 5.00% 2036	2,000	2,320
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,750	3,037
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,000	1,125
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,135	1,277
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 4.00% 2035	250	264
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2040	1,850	2,035
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy / Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2045	2,200	2,410
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2028	3,000	3,339
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, 5.00% 2029	1,000	1,113
Tustin Unified School Dist., Community Facs. Dist. No. 97-1, Special Tax Rev. Ref. Bonds, Series 1997-A-1, BAM insured, 5.00% 2038	2,500	2,803
Twin Rivers Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2006 Election, Series 2016, Assured Guaranty Municipal insured, 0% 2041	7,000	3,355
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 2040	260	288
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 2045	165	181
City of Upland, Community Facs. Dist. No 2016-1 (Harvest at Upland), Improvement Area No. 2, Special Tax Bonds, Series 2021-A, 4.00% 2051	265	289
Upper Santa Clara Valley Joint Powers Auth., Rev. Bonds, Series 2016-A, 5.00% 2046	2,120	2,470
Vacaville Unified School Dist., G.O. Bonds, 2014 Election, Series 2020-D, 4.00% 2042	1,000	1,144
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2016-C, Assured Guaranty Municipal insured, 4.00% 2045	1,550	1,698
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2046	1,885	2,142
Val Verde Unified School Dist., G.O. Bonds, 2020 Election, Series 2021-B, Assured Guaranty Municipal insured, 4.00% 2051	3,350	3,790
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2046	3,350	3,871

American Funds Tax-Exempt Funds	329

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City, county & other issuers (continued)
City of Vallejo, Water Rev. Bonds, Series 2021-A, BAM insured, 4.00% 2051	$4,500	$5,089
County of Ventura, Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043 (preref. 2022)	3,000	3,100
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2027	1,180	1,389
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2028	470	558
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2037	1,565	1,899
City of Vernon, Electric System Rev. Bonds, Series 2022-A, 5.00% 2040	775	936
Victor Elementary School Dist., Community Facs. Dist. No. 2005-1, Special Tax Bonds, Series 2018, 5.00% 2046	1,250	1,422
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, BAM insured, 4.00% 2031	1,000	1,107
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2035	3,630	3,991
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2036	1,665	1,820
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2037	3,800	4,145
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 5.00% 2042	1,000	1,148
West Contra Costa Unified School Dist., G.O. Bonds, 2012 Election, Series 2020-E, Assured Guaranty Municipal insured, 4.00% 2049	2,000	2,278
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,578
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-D-2, Assured Guaranty Municipal insured, 0% 2036	6,000	4,166
City of West Sacramento, Fin. Auth., Special Tax Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2026	355	400
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Bonds, Series 2017-A, 5.00% 2042	1,150	1,248
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	600	691
Western Riverside Water and Wastewater Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,240	1,428
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2031	3,105	3,428
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2035	2,220	2,445
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	9,676
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2009-A, 0% 2032	2,000	1,592
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2033	1,295	1,459
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2038	1,475	1,654
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2044	1,500	1,670
City of Woodland, Community Facs. Dist. No. 2004-1 (Spring Lake), Special Tax Rev. Ref. and Capital Projects Bonds, Series 2019, 5.00% 2048	1,675	1,859
Yosemite Community College Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2010-D, 0% 2031	1,500	1,239
		2,005,672

Guam 0.15%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2019-A, AMT, 5.00% 2023 (escrowed to maturity)	950	1,012
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2042	2,685	2,927
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2040	305	367
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2037	400	455
		4,761

Puerto Rico 0.66%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,193
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)[4]	170	204
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	5,500	6,127
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	3,670	1,196
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	41,466	9,766
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,500	1,481
		20,967

330	American Funds Tax-Exempt Funds

The Tax-Exempt Fund of California (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
United States 0.61%
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class ACA, 3.35% 2033	$14,980	$16,251
Freddie Mac, Multi Family Mortgage Bonds, Series 2021, Class ACA, 2.046% 2038[1]	995	955
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-049, 3.05% 2034	1,965	2,078
		19,284

Total bonds, notes & other debt instruments (cost: $2,919,403,000)		2,993,950

Short-term securities 5.90%
Municipals 5.90%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-D-2, 0.04% 2047[2]	2,050	2,050
Bay Area Toll Auth., Toll Bridge Rev. Bonds, Series 2019-A, 0.04% 2053[2]	8,145	8,145
G.O. Bonds, Series 2020, 0.03% 2048[2]	10,000	10,000
IAM Commercial Paper, Series 2021-A-6, 0.11% 2/2/2022	5,000	5,000
IAM Commercial Paper, Series 2022-A-6, 0.07% 3/9/2022	13,000	13,000
City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 0.08% 2024[2]	1,250	1,250
Irvine Ranch Water Dist., Rev. Ref. Bonds, Series 2011-A-1, 0.07% 2037 (put 2022)[2,5]	7,045	7,045
Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 2023	1,110	1,094
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 0.08% 2035[2]	1,900	1,900
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-3, 0.09% 2035[2]	2,970	2,970
City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-6, 0.09% 2035[2]	2,425	2,425
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-A-1, 0.09% 2050[2]	7,000	7,000
City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 0.09% 2051[2]	500	500
City of Los Angeles, Dept. of Water and Power, Water System Bonds, Series 2019-A, 0.08% 2049[2]	4,000	4,000
City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2021, 4.00% 6/23/2022	10,000	10,143
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2018-C-1, 0.04% 2032[2]	400	400
Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 0.20% 2047 (put 2024)[2,5]	4,795	4,796
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 0.09% 2037[2]	20,710	20,710
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 0.09% 2037[2]	15,000	15,000
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-A, AMT, 0.30% 2041 (put 2022)[5]	3,810	3,809
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 0.375% 2051 (put 2022)[5]	6,490	6,486
City of Pasadena, Demand Rev. Ref. Certs. of Part., Series 2008-A, 0.04% 2035[2]	14,205	14,205
City of Riverside, Electric Rev. Ref. Bonds, Series 2011-A, 0.04% 2035[2]	15,910	15,910
County of Riverside, Tax and Rev. Anticipation Notes, Series 2021, 2.00% 6/30/2022	10,000	10,068
South Bay Union School Dist., G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2019, 0% 8/1/2022	2,000	1,995
Statewide Communities Dev. Auth., Rev. IAM Commercial Paper, Series 2008-C, 0.10% 2/3/2022	9,000	9,000
Regents of the University of California, General Rev. Bonds, Series 2013-AL-2, 0.09% 2048[2]	3,805	3,805
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2007-B-1, 0.09% 2032[2]	4,010	4,010

Total short-term securities (cost: $186,729,000)		186,716
Total investment securities 100.46% (cost: $3,106,132,000)		3,180,666
Other assets less liabilities (0.46)%		(14,421)

Net assets 100.00%		$3,166,245

American Funds Tax-Exempt Funds	331

The Tax-Exempt Fund of California (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2022 (000)
2 Year U.S. Treasury Note Futures	Short	265	March 2022	(57,414)	$5
5 Year U.S. Treasury Note Futures	Short	2,719	March 2022	(324,113)	2,972
10 Year Ultra U.S. Treasury Note Futures	Short	72	March 2022	(10,284)	14
30 Year Ultra U.S. Treasury Bond Futures	Long	45	March 2022	8,502	(261)
					$2,730

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $198,851,000, which represented 6.28% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Step bond; coupon rate may change at a later date.
[5]	For short-term securities, the mandatory put date is considered to be the maturity date.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Assn.

USD/$ = U.S. dollars

See notes to financial statements.

332	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York	unaudited
Investment portfolio January 31, 2022

Portfolio quality summary*	Percent of net assets

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.

Bonds, notes & other debt instruments 91.98%	Principal amount (000)	Value (000)
New York 89.13%
State issuers 47.26%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2039	$2,300	$1,355
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2048	3,540	1,469
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2030	300	338
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2035	840	944
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 2033	400	449
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 2043	500	555
Dormitory Auth., Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, FHA insured, 4.00% 2034	350	392
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 2030	1,000	1,271
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 2031	725	919
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	529
Dormitory Auth., Rev. Bonds (Fordham University), Series 2017, 4.00% 2034	885	981
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	500	560
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2035	1,000	1,120
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	280
Dormitory Auth., Rev. Bonds (Iona College), Series 2021-A, 5.00% 2046	250	298
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	1,625	1,797
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	785	930
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2031	1,080	1,276
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 2036	400	447
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 2050	750	816
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2032	1,000	1,162
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2032	930	1,037
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2032 (preref. 2025)	70	79
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2035	555	644
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 2048 (put 2026)	1,000	1,130
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2022	200	204
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 2033	400	454
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2034	1,000	1,087
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2031[1]	1,000	1,160
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[1]	600	666
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2035[1]	1,300	1,501
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2040[1]	1,000	1,109
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2011-A, 5.00% 2024	10	10
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2030	750	882
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2021-B, 5.00% 2030	345	434
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2032	500	587

American Funds Tax-Exempt Funds	333

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	$1,000	$1,113
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 2038	500	570
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	831
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,202
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 2031	1,000	1,270
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	1,000	1,235
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2039	2,000	2,272
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	873
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2035	1,000	1,208
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2038	1,000	1,078
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	2,275	2,707
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2039	800	964
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,500	1,792
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, AMT, 3.00% 2032 (put 2025)	1,000	1,051
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,145
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 2044 (put 2029)[1]	1,500	1,563
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)[1]	500	527
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 2050 (put 2025)	750	778
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	750	785
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 2039	1,000	1,055
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 2061 (put 2027)	705	683
Liberty Dev. Corp., Liberty Rev. Ref. Bonds, Series 2021-WTC-1, 4.00% 2043	1,000	1,108
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	382
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	408
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 2.875% 2046	500	481
Liberty Dev. Corp., Liberty Rev. Ref. Green Bonds (4 World Trade Center Project), Series 2021-A, 3.00% 2051	1,000	980
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.821% 2033 (put 2023)[2]	1,500	1,500
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,315	1,474
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	611
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	838
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,225	3,761
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	500	501
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2056	750	789
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	316
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	305	331
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	1,000	1,215
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2026	1,440	1,658
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2027	970	1,139
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 2039	1,640	1,933
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 2049	2,100	2,253
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	1,305	1,499
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	853
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2026	1,000	1,151
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,086
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	345	355
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	100	102
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	150	154
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	335	351
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	400	406
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	100	103
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	340	353
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	120	124
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	650	679
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	495	516
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	895	939
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	350	374

334	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
State issuers (continued)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	$330	$348
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	795	846
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	1,000	1,128
Port Auth., Consolidated Bonds, Series 217, 5.00% 2044	1,500	1,838
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,178
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	504
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	539
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	1,500	1,674
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 2047	1,500	1,659
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2039	2,835	3,146
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2045	3,160	3,466
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, BAM insured, 4.00% 2050	615	679
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2053	1,015	1,120
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 2056	250	283
Thruway Auth., Personal Income Tax Rev. Bonds, Series 2021-A-1, 4.00% 2042	1,670	1,887
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 2046	1,000	1,109
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2021, AMT, 3.00% 2031	250	261
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 2036	1,000	1,212
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2037	600	717
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 2039	750	820
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 2040	1,000	1,102
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Assn., LP Project), Series 2015, AMT, 5.00% 2023	500	518
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	536
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,069
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	533
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 2035	1,500	1,782
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	545
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 2040	750	879
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 2045	1,000	1,114
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2019-A, 5.00% 2041	600	723
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2030	650	823
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 2054	1,250	1,517
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Bonds (MTA Bridges and Tunnels), Series 2021-C-3, 4.00% 2051	1,000	1,123
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,721
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	809
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	1,000	1,142
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	1,500	1,806
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2039	1,500	1,721
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2043	1,785	2,002
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2045	1,500	1,700
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2021-A, 4.00% 2048	1,500	1,691
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	885
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	1,500	1,767
		137,219

American Funds Tax-Exempt Funds	335

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers 41.87%
City of Albany, Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 2032	$400	$453
Town of Amherst, Dev. Corp., Fac. Rev. Bonds (Daemen College Projects), Series 2018, 5.00% 2023	540	568
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	500	589
Town of Brookhaven, Local Dev. Corp., Rev. Bonds (Active Retirement Community, Inc.), Series 2020-A, 4.00% 2055	750	812
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	500	582
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	750	883
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	261
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	1,800	2,034
County of Broome, Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, 4.00% 2050	2,000	2,209
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2023	1,700	1,792
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2024	475	506
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	725	789
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,050	1,126
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 2030	200	221
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 2036	400	440
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	548
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,500	1,553
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[1]	295	326
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	240	255
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	950	1,038
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,754
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2044	500	540
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	818
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 2046	1,500	1,717
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 5.00% 2032	905	1,088
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 4.00% 2049	1,000	1,100
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	430	469
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[3]	500	512
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	923
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2033	2,700	3,138
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,160
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 2037	1,000	1,126
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	715	744
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2047	500	517
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2025	325	362
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	477

336	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	$380	$421
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 2046	3,000	3,310
County of Monroe, Industrial Dev. Corp., Rev. Bonds (University of Rochester Project), Series 2017-C, 4.00% 2036	1,275	1,409
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 2030	1,000	1,156
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 2035	600	609
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 2046	705	718
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 2045	250	273
New York City G.O. Bonds, Series 2016-A, 5.00% 2026	1,000	1,131
New York City G.O. Bonds, Series 2018-A, 5.00% 2027	1,500	1,775
New York City G.O. Bonds, Series 2016-C, 5.00% 2031	1,000	1,140
New York City G.O. Bonds, Series 2018-C, 5.00% 2032	1,720	2,059
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,107
New York City G.O. Bonds, Series 2017-A-1, 5.00% 2034	1,000	1,153
New York City G.O. Bonds, Series 2019-D-1, 5.00% 2037	750	912
New York City G.O. Bonds, Series 2020-B-1, 4.00% 2040	1,250	1,399
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2029	1,200	1,469
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,695
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	635	623
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 2060 (put 2024)	750	749
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	885	943
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	783
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	500	507
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,000	1,007
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	515	523
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	253
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2034	750	785
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	1,000	1,099
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2031	1,100	1,409
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 2033	750	883
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	690	766
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-EE, 5.00% 2045	500	541
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	1,250	1,457
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,055	1,205
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 2050	2,000	2,232
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-AA-1, 4.00% 2051	1,000	1,126
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	880
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 2036	1,000	1,207

American Funds Tax-Exempt Funds	337

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2037	$750	$906
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2036	2,380	2,869
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2036	1,000	1,250
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2038	1,000	1,150
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 2040	1,500	1,698
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-3, 4.00% 2042	2,925	3,225
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	1,000	1,160
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-B-1, 4.00% 2045	2,000	2,262
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-C-1, 4.00% 2051	1,200	1,352
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 2035	1,000	1,135
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 2024[1]	650	666
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 2042[1]	1,500	1,540
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	647
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	536
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	751
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 2031	1,000	1,196
County of Oneida, Local Dev. Corp. Rev. Bonds (Mohawk Valley Health System Project), Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2038	1,000	1,129
County of Oneida, Local Dev. Corp. Rev. Bonds (Mohawk Valley Health System Project), Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2049	1,000	1,112
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2025	500	554
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	1,927
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 2040	1,000	1,225
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,083
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,601
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	540	615
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032 (preref. 2022)	750	761
County of Tompkins, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2022-A, 4.00% 2042	750	844
County of Tompkins, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc. Project), Series 2014-A, 5.00% 2044	915	981
City of Troy, Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 2027	800	905
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2023	600	638
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2038	1,500	1,842
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,014
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	839
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	125	125
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,112
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,025	1,124
County of Westchester, Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-D, 2.875% 2026[1]	350	349
County of Westchester, Local Dev. Corp., Rev. Bonds (Senior Learning Community, Inc.), Series 2021-A, 5.00% 2056[1]	335	351
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,284

338	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New York (continued)
City, county & other issuers (continued)
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	$1,250	$1,392
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	487
City of Yonkers, Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 2049	1,100	1,231
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	536
		121,548

Guam 1.70%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043 (preref. 2023)	260	283
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	240	257
Business Privilege Tax Rev. Ref. Bonds, Series 2021-F, 4.00% 2042	750	818
G.O. Bonds, Series 2019, AMT, 5.00% 2031	785	877
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2035	1,355	1,648
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	500	517
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	250	261
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	268
		4,929

Puerto Rico 1.15%
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.00% 2020[4]	5	5
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.00% 2024[4]	5	4
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 4.50% 2025[4]	5	5
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.50% 2026[4]	10	9
G.O. Public Improvement Rev. Ref. Bonds, Series 2012-A, 5.50% 2039[4]	310	294
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	240	242
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	665
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	764
Public Building Auth., Government Facs. Rev. Bonds, Series 2012-N, 5.00% 2032[4]	20	22
Public Building Auth., Government Facs. Rev. Ref. Bonds, Series 2012-U, 5.25% 2042[4]	140	145
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	5,000	1,178
		3,333

Total bonds, notes & other debt instruments (cost: $259,067,000)		267,029

Short-term securities 6.67%
Municipals 6.67%
Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.09% 2039[2]	13,175	13,175
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 0.11% 2049[2]	4,200	4,200
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 0.12% 2050[2]	2,000	2,000
		19,375

Total short-term securities (cost: $19,375,000)		19,375
Total investment securities 98.65% (cost: $278,442,000)		286,404
Other assets less liabilities 1.35%		3,928

Net assets 100.00%		$290,332

American Funds Tax-Exempt Funds	339

American Funds Tax-Exempt Fund of New York (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized appreciation at 1/31/2022 (000)
5 Year U.S. Treasury Note Futures	Short	101	March 2022	(12,040)	$63

[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,841,000, which represented 4.08% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Scheduled interest and/or principal payment was not received.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Assn. = Association

Auth. = Authority

Certs. = Certificates

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

IAM = Interest at Maturity

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Part. = Participation

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Assn.

USD/$ = U.S. dollars

See notes to financial statements.

340	American Funds Tax-Exempt Funds

Financial statements	unaudited

Statements of assets and liabilities at January 31, 2022	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Assets:
Investment securities in unaffiliated issuers, at value	$1,858,858	$7,474,591	$28,805,091
Cash	181	494	582
Cash collateral pledged for futures contracts	322	2,214	15,991
Receivables for:
Sales of investments	249	26,086	258,786
Sales of fund’s shares	7,595	15,789	59,388
Interest	13,249	56,294	226,266
Variation margin on futures contracts	—	—	7
	1,880,454	7,575,468	29,366,111
Liabilities:
Payables for:
Purchases of investments	23,591	95,617	633,630
Repurchases of fund’s shares	3,184	11,585	48,068
Dividends on fund’s shares	15	271	2,177
Investment advisory services	514	1,215	4,397
Services provided by related parties	161	937	3,642
Trustees’ deferred compensation	43	129	901
Variation margin on futures contracts	16	115	448
Bank overdraft	—	—	—
Other	1	2	10
	27,525	109,871	693,273
Net assets at January 31, 2022	$1,852,929	$7,465,597	$28,672,838

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,865,546	$7,504,308	$28,019,740
Total (accumulated loss) distributable earnings	(12,617)	(38,711)	653,098
Net assets at January 31, 2022	$1,852,929	$7,465,597	$28,672,838
Investment securities in unaffiliated issuers, at cost	$1,871,427	$7,516,176	$28,169,169

See notes to financial statements.

American Funds Tax-Exempt Funds	341

Financial statements (continued)	unaudited

Statements of assets and liabilities at January 31, 2022 (continued)	(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Assets:
Investment securities in unaffiliated issuers, at value	$11,573,187	$3,180,666	$286,404
Cash	1,757	—	616
Cash collateral pledged for futures contracts	4,381	2,694	120
Receivables for:
Sales of investments	178,900	14,914	2,438
Sales of fund’s shares	25,422	2,344	438
Interest	94,509	36,356	2,654
Variation margin on futures contracts	2	1	—
	11,878,158	3,236,975	292,670
Liabilities:
Payables for:
Purchases of investments	323,554	60,933	1,948
Repurchases of fund’s shares	20,100	7,772	245
Dividends on fund’s shares	1,506	483	20
Investment advisory services	2,426	716	71
Services provided by related parties	1,633	555	46
Trustees’ deferred compensation	161	113	4
Variation margin on futures contracts	160	129	4
Bank overdraft	—	28	—
Other	4	1	—	*
	349,544	70,730	2,338
Net assets at January 31, 2022	$11,528,614	$3,166,245	$290,332

Net assets consist of:
Capital paid in on shares of beneficial interest	$11,196,981	$3,088,207	$282,260
Total (accumulated loss) distributable earnings	331,633	78,038	8,072
Net assets at January 31, 2022	$11,528,614	$3,166,245	$290,332
Investment securities in unaffiliated issuers, at cost	$11,274,652	$3,106,132	$278,442

*	Amount less than one thousand.

See notes to financial statements.

342	American Funds Tax-Exempt Funds

Financial statements (continued)	unaudited

Statements of assets and liabilities at January 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,189,288	$4,216,379	$14,537,257
	Shares outstanding	117,580	268,724	1,100,970
	Net asset value per share	$10.11	$15.69	$13.20
Class C:	Net assets		$18,615	$347,914
	Shares outstanding	Not applicable	1,186	26,349
	Net asset value per share		$15.69	$13.20
Class T:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$10.11	$15.69	$13.20
Class F-1:	Net assets	$6,273	$72,653	$259,590
	Shares outstanding	620	4,630	19,660
	Net asset value per share	$10.11	$15.69	$13.20
Class F-2:	Net assets	$308,593	$1,184,676	$5,733,449
	Shares outstanding	30,510	75,504	434,219
	Net asset value per share	$10.11	$15.69	$13.20
Class F-3:	Net assets	$122,196	$966,304	$7,077,854
	Shares outstanding	12,081	61,586	536,037
	Net asset value per share	$10.11	$15.69	$13.20
Class R-6:	Net assets	$226,569	$1,006,960	$716,764
	Shares outstanding	22,400	64,177	54,283
	Net asset value per share	$10.11	$15.69	$13.20

See notes to financial statements.

American Funds Tax-Exempt Funds	343

Financial statements (continued)	unaudited

Statements of assets and liabilities at January 31, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$6,023,276	$1,970,082	$205,419
	Shares outstanding	366,718	110,708	18,899
	Net asset value per share	$16.42	$17.80	$10.87
Class C:	Net assets	$201,021	$49,073	$10,746
	Shares outstanding	12,239	2,758	989
	Net asset value per share	$16.42	$17.80	$10.87
Class T:	Net assets	$11	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$16.42	$17.80	$10.87
Class F-1:	Net assets	$112,105	$59,259	$2,354
	Shares outstanding	6,825	3,330	217
	Net asset value per share	$16.42	$17.80	$10.87
Class F-2:	Net assets	$1,893,219	$631,257	$31,884
	Shares outstanding	115,266	35,473	2,933
	Net asset value per share	$16.42	$17.80	$10.87
Class F-3:	Net assets	$2,104,425	$456,564	$39,919
	Shares outstanding	128,124	25,657	3,673
	Net asset value per share	$16.42	$17.80	$10.87
Class R-6:	Net assets	$1,194,557
	Shares outstanding	72,729	Not applicable	Not applicable
	Net asset value per share	$16.42

See notes to financial statements.

344	American Funds Tax-Exempt Funds

Financial statements (continued)	unaudited

Statements of operations for the six months ended January 31, 2022	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America
Investment income:
Income:
Interest from unaffiliated issuers	$8,871	$50,484	$342,762
Refund of federal, state and local taxes	—	—	213
	8,871	50,484	342,975
Fees and expenses*:
Investment advisory services	3,018	7,303	25,708
Distribution services	901	6,705	20,673
Transfer agent services	325	1,465	5,684
Administrative services	277	1,167	4,328
Reports to shareholders	17	69	264
Registration statement and prospectus	156	417	692
Trustees’ compensation	5	20	99
Auditing and legal	59	70	119
Custodian	2	9	32
Federal, state and local taxes	— †	— †	3
Other	1	3	8
Total fees and expenses before reimbursements	4,761	17,228	57,610
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	75	—	—
Total fees and expenses after reimbursements	4,686	17,228	57,610
Net investment income	4,185	33,256	285,365

Net realized (loss) gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	494	9,661	24,423
Futures contracts	(935)	(3,707)	1,504
	(441)	5,954	25,927
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(35,020)	(226,762)	(1,132,409)
Futures contracts	709	7,026	33,731
	(34,311)	(219,736)	(1,098,678)
Net realized (loss) gain and unrealized depreciation	(34,752)	(213,782)	(1,072,751)
Net decrease in net assets resulting from operations	$(30,567)	$(180,526)	$(787,386)

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Tax-Exempt Funds	345

Financial statements (continued)	unaudited

Statements of operations for the six months ended January 31, 2022 (continued)	(dollars in thousands)

	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
Investment income:
Income:
Interest from unaffiliated issuers	$191,117	$41,416	$3,891
Refund of federal, state and local taxes	—	—	—
	191,117	41,416	3,891
Fees and expenses*:
Investment advisory services	13,751	4,234	419
Distribution services	10,278	2,893	324
Transfer agent services	2,437	561	53
Administrative services	1,717	491	44
Reports to shareholders	135	20	3
Registration statement and prospectus	514	102	69
Trustees’ compensation	26	13	1
Auditing and legal	91	73	59
Custodian	13	4	2
Federal, state and local taxes	35	—	1
Other	72	2	1
Total fees and expenses before reimbursements	29,069	8,393	976
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—	—	89
Total fees and expenses after reimbursements	29,069	8,393	887
Net investment income	162,048	33,023	3,004

Net realized (loss) gain and unrealized depreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	43,149	5,712	(34)
Futures contracts	(3,788)	(150)	(119)
	39,361	5,562	(153)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(501,017)	(131,996)	(13,150)
Futures contracts	13,623	5,657	164
	(487,394)	(126,339)	(12,986)
Net realized (loss) gain and unrealized depreciation	(448,033)	(120,777)	(13,139)
Net decrease in net assets resulting from operations	$(285,985)	$(87,754)	$(10,135)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

346	American Funds Tax-Exempt Funds

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
	Six months ended January 31, 2022*	Year ended July 31, 2021	Six months ended January 31, 2022*	Year ended July 31, 2021	Six months ended January 31, 2022*	Year ended July 31, 2021
Operations:
Net investment income	$4,185	$12,083	$33,256	$71,241	$285,365	$560,998
Net realized (loss) gain	(441)	5,464	5,954	36,984	25,927	157,229
Net unrealized (depreciation) appreciation	(34,311)	(7,084)	(219,736)	(3,226)	(1,098,678)	337,912
Net (decrease) increase in net assets resulting from operations	(30,567)	10,463	(180,526)	104,999	(787,386)	1,056,139

Distributions paid or accrued to shareholders	(8,353)	(16,348)	(70,638)	(106,417)	(432,814)	(597,048)

Net capital share transactions	96,258	400,322	152,032	2,022,705	1,870,313	2,014,890

Total increase (decrease) in net assets	57,338	394,437	(99,132)	2,021,287	650,113	2,473,981

Net assets:
Beginning of period	1,795,591	1,401,154	7,564,729	5,543,442	28,022,725	25,548,744
End of period	$1,852,929	$1,795,591	$7,465,597	$7,564,729	$28,672,838	$28,022,725

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
	Six months ended January 31, 2022*	Year ended July 31, 2021	Six months ended January 31, 2022*	Year ended July 31, 2021	Six months ended January 31, 2022*	Year ended July 31, 2021
Operations:
Net investment income	$162,048	$281,978	$33,023	$65,993	$3,004	$6,531
Net realized (loss) gain	39,361	68,501	5,562	7,738	(153)	2,639
Net unrealized (depreciation) appreciation	(487,394)	529,131	(126,339)	47,599	(12,986)	6,781
Net (decrease) increase in net assets resulting from operations	(285,985)	879,610	(87,754)	121,330	(10,135)	15,951

Distributions paid or accrued to shareholders	(245,816)	(299,429)	(44,637)	(77,810)	(5,189)	(6,624)

Net capital share transactions	1,097,918	2,097,387	74,075	241,730	13,776	(9,824)

Total increase (decrease) in net assets	566,117	2,677,568	(58,316)	285,250	(1,548)	(497)

Net assets:
Beginning of period	10,962,497	8,284,929	3,224,561	2,939,311	291,880	292,377
End of period	$11,528,614	$10,962,497	$3,166,245	$3,224,561	$290,332	$291,880

*	Unaudited.

See notes to financial statements.

American Funds Tax-Exempt Funds	347

Notes to financial statements	unaudited

1. Organization

American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California, which is presently the only series of The American Funds Tax-Exempt Series II, and American Funds Tax-Exempt Fund of New York (each a “fund” or collectively, the “funds”), are registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

Each fund’s investment objectives are as follows:

American Funds Short-Term Tax-Exempt Bond Fund — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

Limited Term Tax-Exempt Bond Fund of America — Seeks to provide current income exempt from regular federal income tax, consistent with the maturity and quality standards described in the prospectus, and to preserve capital.

The Tax-Exempt Bond Fund of America — Seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

American High-Income Municipal Bond Fund — Seeks to provide a high level of current income exempt from regular federal income tax.

The Tax-Exempt Fund of California — Seeks to provide a high level of current income exempt from regular federal and California state income taxes. Its secondary objective is preservation of capital.

American Funds Tax-Exempt Fund of New York — Seeks to provide a high level of current income exempt from regular federal, New York state and New York City income taxes. Its secondary objective is preservation of capital.

American Funds Short-Term Tax-Exempt Bond Fund has six share classes consisting of five retail share classes (Classes A and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America and American High-Income Municipal Bond Fund each have seven share classes consisting of six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3) and one share class that is only available to the American Funds Portfolio Series (Class R-6). The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York each have six retail share classes (Classes A, C and T, as well as three F share classes, F-1, F-2 and F-3). Some share classes are only available to limited categories of investors. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 2.50% for American Funds Short-Term Tax-Exempt Bond Fund and Limited Term Tax-Exempt Bond Fund of America; up to 3.75% for all other funds	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T†	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Class R-6	None	None	None
*	Class C shares are not available for purchase in Limited Term Tax-Exempt Bond Fund of America.
†	Class T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

348	American Funds Tax-Exempt Funds

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes of each fund based on the relative value of their settled shares. Realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of each fund’s net investment income and are paid to shareholders monthly. Capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuations may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Tax-Exempt Funds	349

Processes and structure — Each fund’s board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the boards of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The funds’ valuation levels as of January 31, 2022 are as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$257,979	$—	$257,979
California	—	133,195	—	133,195
New York	—	111,212	—	111,212
Illinois	—	71,312	—	71,312
Florida	—	68,517	—	68,517
Ohio	—	61,467	—	61,467
Pennsylvania	—	51,879	—	51,879
North Carolina	—	50,615	—	50,615
Virginia	—	46,039	—	46,039
Washington	—	44,666	—	44,666
Other	—	636,472	—	636,472
Short-term securities	—	325,505	—	325,505
Total	$—	$1,858,858	$—	$1,858,858

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$351	$—	$—	$351

See end of tables for footnote.

350	American Funds Tax-Exempt Funds

Limited Term Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$880,296	$—	$880,296
New York	—	617,649	—	617,649
California	—	407,746	—	407,746
Illinois	—	376,986	—	376,986
Florida	—	343,531	—	343,531
Pennsylvania	—	283,010	—	283,010
Ohio	—	252,026	—	252,026
Michigan	—	221,616	—	221,616
Georgia	—	202,402	—	202,402
Washington	—	174,461	—	174,461
Other	—	2,522,390	—	2,522,390
Short-term securities	—	1,192,478	—	1,192,478
Total	$—	$7,474,591	$—	$7,474,591

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,266	$—	$—	$3,266

The Tax-Exempt Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
New York	$—	$3,619,450	$—	$3,619,450
Illinois	—	3,062,868	—	3,062,868
Texas	—	2,668,973	—	2,668,973
California	—	1,791,572	—	1,791,572
Florida	—	1,636,979	3,807	1,640,786
Pennsylvania	—	1,471,610	—	1,471,610
Michigan	—	969,841	—	969,841
Ohio	—	679,151	—	679,151
Georgia	—	639,614	—	639,614
Washington	—	596,311	—	596,311
Other	—	8,877,200	—	8,877,200
Short-term securities	—	2,787,715	—	2,787,715
Total	$—	$28,801,284	$3,807	$28,805,091

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,292	$—	$—	$12,292

See end of tables for footnote.

American Funds Tax-Exempt Funds	351

American High-Income Municipal Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$1,271,114	$—	$1,271,114
Colorado	—	1,030,221	—	1,030,221
New York	—	641,009	—	641,009
Pennsylvania	—	638,571	—	638,571
Puerto Rico	—	620,766	—	620,766
Texas	—	598,628	—	598,628
California	—	597,010	—	597,010
Florida	—	505,052	3,859	508,911
New Jersey	—	435,311	—	435,311
Ohio	—	391,035	—	391,035
Other	—	3,603,215	10,449	3,613,664
Short-term securities	—	1,226,947	—	1,226,947
Total	$—	$11,558,879	$14,308	$11,573,187

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,112	$—	$—	$4,112
Liabilities:
Unrealized depreciation on futures contracts	(134)	—	—	(134)
Total	$3,978	$—	$—	$3,978

The Tax-Exempt Fund of California

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$943,266	$—	$943,266
City, county & other issuers	—	2,005,672	—	2,005,672
Guam	—	4,761	—	4,761
Puerto Rico	—	20,967	—	20,967
United States	—	19,284	—	19,284
Short-term securities	—	186,716	—	186,716
Total	$—	$3,180,666	$—	$3,180,666

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,991	$—	$—	$2,991
Liabilities:
Unrealized depreciation on futures contracts	(261)	—	—	(261)
Total	$2,730	$—	$—	$2,730

See end of tables for footnote.

352	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$137,219	$—	$137,219
City, county & other issuers	—	121,548	—	121,548
Guam	—	4,929	—	4,929
Puerto Rico	—	3,333	—	3,333
Short-term securities	—	19,375	—	19,375
Total	$—	$286,404	$—	$286,404

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$63	$—	$—	$63

*	Futures contracts are not included in the fund’s investment portfolio.

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in municipal securities — Municipal securities are debt obligations that are exempt from federal, state and/or local income taxes. The yield and/or value of the funds’ investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the funds invest in obligations of a municipal issuer, the volatility, credit quality and performance of the funds may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the funds could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

American Funds Tax-Exempt Funds	353

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the funds may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the funds. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the funds failing to recoup the full amount of their initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the funds invest. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the funds could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the funds more susceptible to certain economic, political or regulatory occurrences. As a result, the funds have greater risk of volatility, and greater risk of loss, from the investments.

Risks of investing in municipal bonds of issuers within the state of California — Because The Tax-Exempt Fund of California invests primarily in securities of issuers within the state of California, the fund is more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Risks of investing in municipal bonds of issuers within the state of New York — Because American Funds Tax-Exempt Fund of New York invests primarily in securities of issuers within the state of New York, the fund is more susceptible to factors adversely affecting issuers of New York securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, such factors may include political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial or economic difficulties, and changes in the credit ratings assigned to New York’s municipal issuers. New York’s economy and finances may be especially vulnerable to changes in the performance of the financial services sector, which historically has been volatile.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

354	American Funds Tax-Exempt Funds

5. Certain investment techniques

Unfunded commitments — American High-Income Municipal Bond Fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2022, the maximum exposure of unfunded bond commitments for American High-Income Municipal Bond Fund was $10,309,000, which would represent .09% of the net assets of the fund should such commitments become due.

Futures contracts — Each fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, each fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to each fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

The following table presents the average month-end notional amount of futures contracts while held for each fund (dollars in thousands):

Fund	Futures contracts
American Funds Short-Term Tax-Exempt Bond Fund	$59,737
Limited Term Tax-Exempt Bond Fund of America	309,222
The Tax-Exempt Bond Fund of America	878,792
American High-Income Municipal Bond Fund	334,328
The Tax-Exempt Fund of California	176,966
American Funds Tax-Exempt Fund of New York	4,064

The following tables identify the location of and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from the funds’ use of futures contracts as of, or for the six months ended, January 31, 2022 (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$351	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(935)	Net unrealized appreciation on futures contracts	$709

See end of tables for footnote.

American Funds Tax-Exempt Funds	355

Limited Term Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$3,266	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,707)	Net unrealized appreciation on futures contracts	$7,026

The Tax-Exempt Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$12,292	Unrealized depreciation*	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$1,504	Net unrealized appreciation on futures contracts	$33,731

American High-Income Municipal Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$4,112	Unrealized depreciation*	$134

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,788)	Net unrealized appreciation on futures contracts	$13,623

The Tax-Exempt Fund of California

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$2,991	Unrealized depreciation*	$261

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(150)	Net unrealized appreciation on futures contracts	$5,657

See end of tables for footnote.

356	American Funds Tax-Exempt Funds

American Funds Tax-Exempt Fund of New York

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$63	Unrealized depreciation*	$—

		Net realized loss		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(119)	Net unrealized appreciation on futures contracts	$164

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — Each fund participates in a collateral program due to its use of futures contracts that calls for each fund to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral for initial and variation margin by contract. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each fund, if any, is held in a segregated account with each fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net tax-exempt income and net capital gains each year. Generally, income earned by each fund is exempt from federal income taxes; however, each fund may earn taxable income from certain investments. The funds are not subject to income taxes to the extent such taxable income and net capital gains are distributed. To the extent the funds recognize taxable income, the funds may pay tax on such income in lieu of making distributions; amounts paid are included within federal, state and local taxes on the funds’ statements of operations.

As of and during the period ended January 31, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; cost of investments sold; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

American Funds Tax-Exempt Funds	357

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	American Funds Short-Term Tax-Exempt Bond Fund	Limited Term Tax-Exempt Bond Fund of America	The Tax-Exempt Bond Fund of America	American High-Income Municipal Bond Fund	The Tax-Exempt Fund of California	American Funds Tax-Exempt Fund of New York
As of July 31, 2021
Undistributed ordinary income	$3,525	$19,067	$19,379	$28,014	$3,108	$317
Undistributed tax-exempt income	132	915	4,029	2,573	695	78
Undistributed long-term capital gains	—	7,852	76,806	16,595	—	1,891
As of January 31, 2022
Gross unrealized appreciation on investments	6,106	58,788	917,630	484,516	104,841	9,488
Gross unrealized depreciation on investments	(18,271)	(97,097)	(258,271)	(160,083)	(26,763)	(1,437)
Net unrealized (depreciation) appreciation on investments	(12,165)	(38,309)	659,359	324,433	78,078	8,051
Cost of investments	1,871,374	7,516,166	28,158,025	11,252,732	3,105,318	278,416

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Six months ended January 31, 2022								Year ended July 31, 2021
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$2,348		$2,341		$384		$5,073		$7,208		$2,898		$—		$10,106
Class T	—	*	—	*	—	*	—	*	—	*	—	*	—		—	*
Class F-1	7		14		2		23		49		30		—		79
Class F-2	758		563		92		1,413		2,136		727		—		2,863
Class F-3	342		241		40		623		834		258		—		1,092
Class R-6	685		460		76		1,221		1,681		527		—		2,208
Total	$4,140		$3,619		$594		$8,353		$11,908		$4,440		$—		$16,348

Limited Term Tax-Exempt Bond Fund of America

	Six months ended January 31, 2022								Year ended July 31, 2021
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$15,826		$10,831		$10,215		$36,872		$37,994		$11,071		$11,552		$60,617
Class C	3		49		46		98		43		45		47		135
Class T	—	*	—	*	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	286		194		183		663		944		304		318		1,566
Class F-2	5,989		3,102		2,925		12,016		11,785		2,757		2,877		17,419
Class F-3	5,807		2,478		2,337		10,622		8,480		1,531		1,597		11,608
Class R-6	5,370		2,572		2,425		10,367		10,517		2,229		2,326		15,072
Total	$33,281		$19,226		$18,131		$70,638		$69,763		$17,937		$18,717		$106,417

See end of tables for footnote.

358	American Funds Tax-Exempt Funds

The Tax-Exempt Bond Fund of America

	Six months ended January 31, 2022								Year ended July 31, 2021
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$138,500		$14,661		$61,162		$214,323		$280,111		$5,041		$15,518		$300,670
Class C	2,044		355		1,481		3,880		4,912		140		431		5,483
Class T	—	*	—	*	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	2,394		262		1,092		3,748		5,945		119		367		6,431
Class F-2	58,463		5,720		23,860		88,043		104,621		1,708		5,259		111,588
Class F-3	75,300		7,053		29,421		111,774		150,715		2,168		6,673		159,556
Class R-6	7,399		705		2,942		11,046		12,546		190		584		13,320
Total	$284,100		$28,756		$119,958		$432,814		$558,850		$9,366		$28,832		$597,048

American High-Income Municipal Bond Fund

	Six months ended January 31, 2022								Year ended July 31, 2021
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$80,693		$19,062		$26,175		$125,930		$155,386		$—		$7,820		$163,206
Class C	2,047		646		887		3,580		4,549		—		303		4,852
Class T	—	*	—	*	—	*	—	*	—	*	—		—	*	—	*
Class F-1	1,561		367		504		2,432		4,013		—		213		4,226
Class F-2	27,129		5,978		8,208		41,315		45,487		—		2,050		47,537
Class F-3	30,795		6,582		9,037		46,414		46,671		—		2,023		48,694
Class R-6	17,302		3,726		5,117		26,145		29,613		—		1,301		30,914
Total	$159,527		$36,361		$49,928		$245,816		$285,719		$—		$13,710		$299,429

The Tax-Exempt Fund of California

	Six months ended January 31, 2022								Year ended July 31, 2021
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$19,981		$1,997		$5,247		$27,225		$41,300		$—		$7,784		$49,084
Class C	315		50		132		497		753		—		227		980
Class T	—	*	—	*	—	*	—	*	—	*	—		—	*	—	*
Class F-1	582		60		158		800		1,423		—		296		1,719
Class F-2	6,934		646		1,698		9,278		13,432		—		2,367		15,799
Class F-3	5,157		463		1,217		6,837		8,817		—		1,411		10,228
Total	$32,969		$3,216		$8,452		$44,637		$65,725		$—		$12,085		$77,810

American Funds Tax-Exempt Fund of New York

	Six months ended January 31, 2022								Year ended July 31, 2021
Share class	Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued		Tax-exempt income		Ordinary income		Long-term capital gains		Total distributions paid or accrued
Class A	$2,084		$226		$1,341		$3,651		$4,786		$—		$79		$4,865
Class C	73		12		73		158		140		—		3		143
Class T	—	*	—	*	—	*	—	*	—	*	—		—	*	—	*
Class F-1	25		2		16		43		64		—		2		66
Class F-2	348		35		208		591		685		—		10		695
Class F-3	449		43		254		746		844		—		11		855
Total	$2,979		$318		$1,892		$5,189		$6,519		$—		$105		$6,624

*	Amount less than one thousand.

American Funds Tax-Exempt Funds	359

7. Fees and transactions with related parties

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the funds’ shares, and American Funds Service Company® (“AFS”), the funds’ transfer agent. CRMC, AFD and AFS are considered related parties to each fund.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. The agreement for each fund, except American Funds Short-Term Tax-Exempt Bond Fund, also provides for monthly fees accrued daily based on a series of decreasing rates on each fund’s monthly gross income.

The range of rates, net asset levels, gross income levels and annualized ratios of average net assets for each fund are as follows:

	Rates		Net asset level (in billions)		Rates		Monthly gross income		Annualized ratios for the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	Beginning with	Ending with	Up to	In excess of	January 31, 2022
American Funds Short-Term Tax-Exempt Bond Fund	.341%	.261%	$1.5	$1.5					.326%
Limited Term Tax-Exempt Bond Fund of America	.300	.140	.06	6.0	3.00%	2.50%	$3,333,333	$3,333,333	.188
The Tax-Exempt Bond Fund of America	.300	.105	.06	28.0	3.00	2.00	3,333,333	8,333,333	.178
American High-Income Municipal Bond Fund	.300	.135	.06	10.0	3.00	2.50	3,333,333	3,333,333	.240
The Tax-Exempt Fund of California	.300	.160	.06	3.0	3.00	2.50	3,333,333	3,333,333	.259
American Funds Tax-Exempt Fund of New York	.204		all		3.00	2.50	3,333,333	3,333,333	.283

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class of each fund. The principal class-specific fees and expenses are described below:

Distribution services — Each fund has plans of distribution for all share classes, except Class F-2, F-3 and R-6 shares, if applicable. Under the plans, each fund’s board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments based on an annualized percentage of average daily net assets. In some cases, the boards of trustees have limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use the allotted percentage of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

	American Funds Short-Term Tax-Exempt Bond Fund		Limited Term Tax-Exempt Bond Fund of America		The Tax-Exempt Bond Fund of America
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.15%	0.15%	0.30%	0.30%	0.25%	0.25%
Class C	Not applicable	Not applicable	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

	American High-Income Municipal Bond Fund		The Tax-Exempt Fund of California		American Funds Tax-Exempt Fund of New York
Share class	Currently approved limits	Plan limits	Currently approved limits	Plan limits	Currently approved limits	Plan limits
Class A	0.30%	0.30%	0.25%	0.25%	0.25%	0.30%
Class C	1.00	1.00	1.00	1.00	1.00	1.00
Classes T and F-1	0.25	0.50	0.25	0.50	0.25	0.50

360	American Funds Tax-Exempt Funds

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class of each fund reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of January 31, 2022, unreimbursed expenses subject to reimbursement for Class A shares of each fund were as follows (dollars in thousands):

Fund	Class A
American Funds Short-Term Tax-Exempt Bond Fund	$2,703
Limited-Term Tax-Exempt Bond Fund of America	4,311
The Tax-Exempt Bond Fund of America	15,218
American High-Income Municipal Bond Fund	1,424
The Tax-Exempt Fund of California	1,627
American Funds Tax-Exempt Fund of New York	175

Transfer agent services — Each fund has a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services to each of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of its respective fund shareholders.

Administrative services — Each fund has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to each of the funds’ share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on each fund and market developments that impact each fund’s investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to each fund’s shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of each fund. Currently the funds pay an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of each fund for CRMC’s provision of administrative services.

For the six months ended January 31, 2022, class-specific expenses under the agreements for each fund were as follows (dollars in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$892	$211		$178
Class T	—	—	*	—	*
Class F-1	9	5		1
Class F-2	Not applicable	108		45
Class F-3	Not applicable	—	*	18
Class R-6	Not applicable	1		35
Total class-specific expenses	$901	$325		$277

Limited Term Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$6,504	$759		$650
Class C	97	3		3
Class T	—	—	*	—	*
Class F-1	104	51		12
Class F-2	Not applicable	643		187
Class F-3	Not applicable	5		164
Class R-6	Not applicable	4		151
Total class-specific expenses	$6,705	$1,465		$1,167

The Tax-Exempt Bond Fund of America

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$18,513	$2,328		$2,221
Class C	1,825	58		55
Class T	—	—	*	—	*
Class F-1	335	155		40
Class F-2	Not applicable	3,086		858
Class F-3	Not applicable	52		1,051
Class R-6	Not applicable	5		103
Total class-specific expenses	$20,673	$5,684		$4,328

American High-Income Municipal Bond Fund

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$9,085	$1,321		$909
Class C	1,045	46		31
Class T	—	—	*	—	*
Class F-1	148	72		18
Class F-2	Not applicable	981		280
Class F-3	Not applicable	11		307
Class R-6	Not applicable	6		172
Total class-specific expenses	$10,278	$2,437		$1,717

See end of tables for footnote.

American Funds Tax-Exempt Funds	361

The Tax-Exempt Fund of California

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$2,554	$205		$306
Class C	261	5		8
Class T	—	—	*	—	*
Class F-1	78	36		9
Class F-2	Not applicable	312		98
Class F-3	Not applicable	3		70
Total class-specific expenses	$2,893	$561		$491

American Funds Tax-Exempt Fund of New York

Share class	Distribution services	Transfer agent services		Administrative services
Class A	$262	$33		$31
Class C	59	2		2
Class T	—	—	*	—	*
Class F-1	3	1		—	*
Class F-2	Not applicable	17		5
Class F-3	Not applicable	—	*	6
Total class-specific expenses	$324	$53		$44

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses of American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York. Miscellaneous fees and expenses exclude investment advisory services fees and distribution services fees. For the six months ended January 31, 2022, total fees and expenses reimbursed by CRMC were $75,000 and $89,000 for American Funds Short-Term Tax-Exempt Bond Fund and American Funds Tax-Exempt Fund of New York, respectively. CRMC may recoup all or a portion of these reimbursements during the current fiscal year. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in each fund’s prospectus. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of each fund, are treated as if invested in shares of the funds or other American Funds. These amounts represent general, unsecured liabilities of each fund and vary according to the total returns of the selected funds. Trustees’ compensation in the funds’ statements of operations reflects the current fees (either paid in cash or deferred) and a net increase in the value of the following deferred amounts (dollars in thousands):

Fund	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
American Funds Short-Term Tax-Exempt Bond Fund	$3	$2		$5
Limited Term Tax-Exempt Bond Fund of America	13	7		20
The Tax-Exempt Bond Fund of America	48	51		99
American High-Income Municipal Bond Fund	19	7		26
The Tax-Exempt Fund of California	6	7		13
American Funds Tax-Exempt Fund of New York	1	—	*	1

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the funds are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the funds.

Security transactions with related funds — Each fund may purchase securities from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and the net realized gain or loss from such sales, if any, during the six months ended January 31, 2022 (dollars in thousands):

Fund	Purchases	Sales	Net realized (loss) gain
Limited Term Tax-Exempt Bond Fund of America	$3,433	$1,798	$(5)
The Tax-Exempt Bond Fund of America	6,756	500	(1)
American High-Income Municipal Bond Fund	3,726	6,555	258
The Tax-Exempt Fund of California	141	34,216	2,582

362	American Funds Tax-Exempt Funds

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash during the six months ended January 31, 2022.

8. Committed line of credit

American High-Income Municipal Bond Fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the six months ended January 31, 2022.

9. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

American Funds Short-Term Tax-Exempt Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2022

Class A	$241,210	23,492	$5,012	489	$(192,690)	(18,767)	$53,532	5,214
Class T	—	—	—	—	—	—	—	—
Class F-1	568	55	23	2	(2,761)	(269)	(2,170)	(212)
Class F-2	90,768	8,849	1,364	133	(67,024)	(6,527)	25,108	2,455
Class F-3	47,696	4,643	619	61	(30,437)	(2,965)	17,878	1,739
Class R-6	15,833	1,538	1,220	119	(15,143)	(1,478)	1,910	179
Total net increase (decrease)	$396,075	38,577	$8,238	804	$(308,055)	(30,006)	$96,258	9,375

Year ended July 31, 2021

Class A	$522,751	50,548	$9,969	964	$(306,117)	(29,612)	$226,603	21,900
Class T	—	—	—	—	—	—	—	—
Class F-1	4,519	437	77	8	(4,460)	(432)	136	13
Class F-2	167,067	16,150	2,732	264	(97,137)	(9,398)	72,662	7,016
Class F-3	93,938	9,079	1,087	105	(61,994)	(5,999)	33,031	3,185
Class R-6	73,040	7,061	2,208	214	(7,358)	(712)	67,890	6,563
Total net increase (decrease)	$861,315	83,275	$16,073	1,555	$(477,066)	(46,153)	$400,322	38,677

See end of tables for footnote.

American Funds Tax-Exempt Funds	363

Limited Term Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2022

Class A	$496,787	30,912	$36,064	2,253	$(447,535)	(27,879)	$85,316	5,286
Class C	4,236	263	98	6	(3,479)	(217)	855	52
Class T	—	—	—	—	—	—	—	—
Class F-1	11,485	712	656	41	(23,237)	(1,447)	(11,096)	(694)
Class F-2	281,830	17,526	11,381	711	(253,052)	(15,790)	40,159	2,447
Class F-3	323,667	20,149	10,518	657	(376,730)	(23,449)	(42,545)	(2,643)
Class R-6	102,199	6,352	10,366	648	(33,222)	(2,076)	79,343	4,924
Total net increase (decrease)	$1,220,204	75,914	$69,083	4,316	$(1,137,255)	(70,858)	$152,032	9,372

Year ended July 31, 2021

Class A	$1,316,355	81,272	$59,202	3,657	$(639,648)	(39,511)	$735,909	45,418
Class C	9,972	616	134	8	(7,828)	(483)	2,278	141
Class T	—	—	—	—	—	—	—	—
Class F-1	59,971	3,701	1,523	94	(71,952)	(4,444)	(10,458)	(649)
Class F-2	678,297	41,894	16,357	1,010	(286,987)	(17,730)	407,667	25,174
Class F-3	762,854	47,179	11,431	706	(156,385)	(9,667)	617,900	38,218
Class R-6	273,226	16,872	15,072	932	(18,889)	(1,168)	269,409	16,636
Total net increase (decrease)	$3,100,675	191,534	$103,719	6,407	$(1,181,689)	(73,003)	$2,022,705	124,938

The Tax-Exempt Bond Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2022

Class A	$1,255,500	92,258	$207,264	15,303	$(860,786)	(63,394)	$601,978	44,167
Class C	27,769	2,041	3,808	281	(37,932)	(2,791)	(6,355)	(469)
Class T	—	—	—	—	—	—	—	—
Class F-1	29,471	2,169	3,646	269	(32,109)	(2,366)	1,008	72
Class F-2	992,333	73,003	84,093	6,209	(568,617)	(41,951)	507,809	37,261
Class F-3	1,063,347	78,236	109,615	8,095	(515,142)	(37,986)	657,820	48,345
Class R-6	97,007	7,128	11,046	816	—	—	108,053	7,944
Total net increase (decrease)	$3,465,427	254,835	$419,472	30,973	$(2,014,586)	(148,488)	$1,870,313	137,320

Year ended July 31, 2021

Class A	$2,854,731	209,896	$288,312	21,218	$(1,452,817)	(106,831)	$1,690,226	124,283
Class C	80,639	5,931	5,359	394	(99,296)	(7,303)	(13,298)	(978)
Class T	—	—	—	—	—	—	—	—
Class F-1	58,284	4,283	6,111	450	(112,632)	(8,273)	(48,237)	(3,540)
Class F-2	2,214,965	162,973	106,621	7,844	(756,386)	(55,606)	1,565,200	115,211
Class F-3	2,260,304	166,110	156,374	11,515	(3,751,452)	(277,206)	(1,334,774)	(99,581)
Class R-6	142,452	10,453	13,321	980	—	—	155,773	11,433
Total net increase (decrease)	$7,611,375	559,646	$576,098	42,401	$(6,172,583)	(455,219)	$2,014,890	146,828

See end of tables for footnote.

364	American Funds Tax-Exempt Funds

American High-Income Municipal Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2022

Class A	$640,957	37,755	$121,804	7,218	$(334,979)	(19,784)	$427,782	25,189
Class C	22,290	1,312	3,497	207	(24,182)	(1,425)	1,605	94
Class T	—	—	—	—	—	—	—	—
Class F-1	15,552	916	2,400	142	(25,370)	(1,494)	(7,418)	(436)
Class F-2	396,115	23,356	38,129	2,260	(227,060)	(13,414)	207,184	12,202
Class F-3	394,944	23,278	44,942	2,663	(153,204)	(9,049)	286,682	16,892
Class R-6	156,053	9,190	26,146	1,550	(116)	(7)	182,083	10,733
Total net increase (decrease)	$1,625,911	95,807	$236,918	14,040	$(764,911)	(45,173)	$1,097,918	64,674

Year ended July 31, 2021

Class A	$1,128,488	67,594	$156,721	9,429	$(603,881)	(36,340)	$681,328	40,683
Class C	40,427	2,416	4,694	283	(51,906)	(3,122)	(6,785)	(423)
Class T	—	—	—	—	—	—	—	—
Class F-1	28,291	1,690	4,073	246	(62,136)	(3,722)	(29,772)	(1,786)
Class F-2	725,246	43,509	43,171	2,593	(269,583)	(16,266)	498,834	29,836
Class F-3	898,367	53,981	47,235	2,835	(208,978)	(12,630)	736,624	44,186
Class R-6	186,242	11,121	30,916	1,858	—	—	217,158	12,979
Total net increase (decrease)	$3,007,061	180,311	$286,810	17,244	$(1,196,484)	(72,080)	$2,097,387	125,475

The Tax-Exempt Fund of California

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2022

Class A	$124,602	6,790	$25,261	1,384	$(130,684)	(7,145)	$19,179	1,029
Class C	2,830	154	488	27	(5,844)	(319)	(2,526)	(138)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,888	157	784	43	(5,721)	(312)	(2,049)	(112)
Class F-2	80,862	4,414	8,427	462	(65,741)	(3,603)	23,548	1,273
Class F-3	59,673	3,253	6,808	373	(30,558)	(1,675)	35,923	1,951
Total net increase (decrease)	$270,855	14,768	$41,768	2,289	$(238,548)	(13,054)	$74,075	4,003

Year ended July 31, 2021

Class A	$262,249	14,306	$45,537	2,487	$(242,627)	(13,246)	$65,159	3,547
Class C	8,400	458	964	53	(16,484)	(901)	(7,120)	(390)
Class T	—	—	—	—	—	—	—	—
Class F-1	11,214	614	1,635	89	(21,531)	(1,174)	(8,682)	(471)
Class F-2	195,360	10,661	14,121	771	(130,573)	(7,130)	78,908	4,302
Class F-3	139,166	7,594	10,183	556	(35,884)	(1,955)	113,465	6,195
Total net increase (decrease)	$616,389	33,633	$72,440	3,956	$(447,099)	(24,406)	$241,730	13,183

See end of tables for footnote.

American Funds Tax-Exempt Funds	365

American Funds Tax-Exempt Fund of New York

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended January 31, 2022

Class A	$17,591	1,562	$3,533	315	$(12,935)	(1,149)	$8,189	728
Class C	2,018	178	150	14	(2,059)	(184)	109	8
Class T	—	—	—	—	—	—	—	—
Class F-1	1,219	108	35	3	(1,380)	(122)	(126)	(11)
Class F-2	4,550	405	591	53	(2,828)	(254)	2,313	204
Class F-3	7,868	698	746	66	(5,323)	(472)	3,291	292
Total net increase (decrease)	$33,246	2,951	$5,055	451	$(24,525)	(2,181)	$13,776	1,221

Year ended July 31, 2021

Class A	$29,768	2,656	$4,090	366	$(52,280)	(4,647)	$(18,422)	(1,625)
Class C	3,060	271	131	11	(2,332)	(209)	859	73
Class T	—	—	—	—	—	—	—	—
Class F-1	5,538	496	54	5	(5,471)	(485)	121	16
Class F-2	8,417	753	689	61	(6,170)	(552)	2,936	262
Class F-3	10,069	899	855	77	(6,242)	(559)	4,682	417
Total net increase (decrease)	$56,852	5,075	$5,819	520	$(72,495)	(6,452)	$(9,824)	(857)

*	Includes exchanges between share classes of the fund.

11. Investment transactions

Each fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the six months ended January 31, 2022, as follows (dollars in thousands):

Fund	Purchases	Sales
American Funds Short-Term Tax-Exempt Bond Fund	$433,193	$351,838
Limited Term Tax-Exempt Bond Fund of America	1,446,622	1,447,529
The Tax-Exempt Bond Fund of America	4,646,193	2,566,356
American High-Income Municipal Bond Fund	2,692,368	1,666,716
The Tax-Exempt Fund of California	438,057	312,678
American Funds Tax-Exempt Fund of New York	30,901	25,481

12. Ownership concentration

At January 31, 2022, American Funds Tax-Exempt Preservation Portfolio held 12% of the outstanding shares of American Funds Short-Term Tax-Exempt Bond Fund. In addition, American Funds Tax-Aware Conservative Growth and Income Portfolio held 10% of the outstanding shares of American High-Income Municipal Bond Fund. CRMC is the investment adviser to all four funds.

366	American Funds Tax-Exempt Funds

Financial highlights

American Funds Short-Term Tax-Exempt Bond Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2022[4,5]	$10.33	$.02	$(.20)	$(.18)	$(.02)	$(.02)	$(.04)	$10.11	(1.71)%[6]		$1,189		.57%[7]		.56%[7]		.40%[7]
7/31/2021	10.37	.07	(.01)	.06	(.07)	(.03)	(.10)	10.33	.56		1,161		.57		.57		.68
7/31/2020	10.19	.13	.18	.31	(.13)	—	(.13)	10.37	3.07		938		.58		.58		1.27
7/31/2019	10.04	.16	.15	.31	(.16)	—	(.16)	10.19	3.09		767		.59		.59		1.56
7/31/2018	10.15	.13	(.11)	.02	(.13)	—	(.13)	10.04	.24		752		.58		.58		1.33
7/31/2017	10.22	.12	(.07)	.05	(.12)	—	(.12)	10.15	.46		739		.59		.59		1.15
Class T:
1/31/2022[4,5]	10.33	.03	(.20)	(.17)	(.03)	(.02)	(.05)	10.11	(1.63)[6,8]		—	[9]	.42	[7,8]	.41	[7,8]	.55	[7,8]
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.72	[8]	—	[9]	.42	[8]	.42	[8]	.84	[8]
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.22	[8]	—	[9]	.43	[8]	.42	[8]	1.43	[8]
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.20	[8]	—	[9]	.47	[8]	.47	[8]	1.67	[8]
7/31/2018	10.15	.15	(.11)	.04	(.15)	—	(.15)	10.04	.36	[8]	—	[9]	.47	[8]	.47	[8]	1.44	[8]
7/31/2017[4,10]	10.11	.04	.04	.08	(.04)	—	(.04)	10.15	.82	[6,8]	—	[9]	.15	[6,8]	.15	[6,8]	.42	[6,8]
Class F-1:
1/31/2022[4,5]	10.33	.01	(.20)	(.19)	(.01)	(.02)	(.03)	10.11	(1.81)[6]		6		.76	[7]	.75	[7]	.21	[7]
7/31/2021	10.37	.05	(.01)	.04	(.05)	(.03)	(.08)	10.33	.37		9		.76		.76		.51
7/31/2020	10.19	.11	.18	.29	(.11)	—	(.11)	10.37	2.87		9		.77		.76		1.08
7/31/2019	10.04	.13	.15	.28	(.13)	—	(.13)	10.19	2.85		7		.81		.81		1.34
7/31/2018	10.15	.11	(.11)	— [11]	(.11)	—	(.11)	10.04	.02		7		.80		.80		1.10
7/31/2017	10.22	.09	(.07)	.02	(.09)	—	(.09)	10.15	.23		9		.82		.82		.92
Class F-2:
1/31/2022[4,5]	10.33	.03	(.20)	(.17)	(.03)	(.02)	(.05)	10.11	(1.65)[6]		309		.46	[7]	.45	[7]	.51	[7]
7/31/2021	10.37	.08	(.01)	.07	(.08)	(.03)	(.11)	10.33	.68		290		.45		.45		.80
7/31/2020	10.19	.14	.18	.32	(.14)	—	(.14)	10.37	3.19		218		.46		.45		1.40
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.17		182		.49		.49		1.67
7/31/2018	10.15	.14	(.11)	.03	(.14)	—	(.14)	10.04	.28		52		.54		.54		1.37
7/31/2017	10.22	.12	(.07)	.05	(.12)	—	(.12)	10.15	.49		47		.57		.57		1.17

See end of tables for footnotes.

American Funds Tax-Exempt Funds	367

Financial highlights (continued)

American Funds Short-Term Tax-Exempt Bond Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class F-3:
1/31/2022[4,5]	$10.33	$.03	$(.20)	$(.17)	$(.03)	$(.02)	$(.05)	$10.11	(1.62)%[6]		$122	.38%[7]		.38%[7]		.58%[7]
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75		107	.39		.38		.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.25		74	.40		.39		1.44
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.23		52	.44		.44		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	—	(.15)	10.04	.38		45	.44		.44		1.45
7/31/2017[4,12]	10.07	.07	.08	.15	(.07)	—	(.07)	10.15	1.49	[6]	77	.47	[7]	.47	[7]	1.35	[7]
Class R-6:
1/31/2022[4,5]	10.33	.03	(.20)	(.17)	(.03)	(.02)	(.05)	10.11	(1.62)[6]		227	.38	[7]	.38	[7]	.58	[7]
7/31/2021	10.37	.09	(.01)	.08	(.09)	(.03)	(.12)	10.33	.75		229	.39		.38		.86
7/31/2020	10.19	.15	.18	.33	(.15)	—	(.15)	10.37	3.26		162	.39		.39		1.46
7/31/2019	10.04	.17	.15	.32	(.17)	—	(.17)	10.19	3.24		132	.43		.43		1.71
7/31/2018	10.15	.15	(.11)	.04	(.15)	—	(.15)	10.04	.38		122	.44		.44		1.48
7/31/2017[4,13]	10.09	.05	.06	.11	(.05)	—	(.05)	10.15	1.20	[6]	127	.17	[6]	.17	[6]	.51	[6]

	Six months ended January 31,	Year ended July 31,
	2022[4,5,6]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes	24%	49%	65%	50%	34%	26%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Amount less than $.01.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-6 shares began investment operations on March 17, 2017.

See notes to financial statements.

368	American Funds Tax-Exempt Funds

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2022[3,4]	$16.22	$.06		$(.45)	$(.39)	$(.06)	$(.08)	$(.14)	$15.69	(2.43)%[5]	$4,216		.57%[6]		.73%[6]
7/31/2021	16.23	.16		.08	.24	(.16)	(.09)	(.25)	16.22	1.50	4,273		.58		.98
7/31/2020	15.93	.25		.36	.61	(.26)	(.05)	(.31)	16.23	3.88	3,539		.60		1.58
7/31/2019	15.52	.31		.41	.72	(.31)	—	(.31)	15.93	4.71	3,060		.59		2.00
7/31/2018	15.77	.31		(.25)	.06	(.31)	—	(.31)	15.52	.40	3,057		.59		2.00
7/31/2017	16.04	.32		(.27)	.05	(.32)	—	(.32)	15.77	.34	3,038		.59		2.04
Class C:
1/31/2022[3,4]	16.22	—	[7]	(.45)	(.45)	— [7]	(.08)	(.08)	15.69	(2.78)[5]	19		1.27	[6]	.03	[6]
7/31/2021	16.23	.04		.08	.12	(.04)	(.09)	(.13)	16.22	.78	18		1.28		.28
7/31/2020	15.93	.13		.36	.49	(.14)	(.05)	(.19)	16.23	3.16	16		1.30		.89
7/31/2019	15.52	.20		.41	.61	(.20)	—	(.20)	15.93	3.94	18		1.33		1.27
7/31/2018	15.77	.20		(.25)	(.05)	(.20)	—	(.20)	15.52	(.34)	20		1.34		1.26
7/31/2017	16.04	.20		(.27)	(.07)	(.20)	—	(.20)	15.77	(.40)	25		1.33		1.30
Class T:
1/31/2022[3,4]	16.22	.08		(.45)	(.37)	(.08)	(.08)	(.16)	15.69	(2.29)[5,8]	—	[9]	.26	[6,8]	1.02	[6,8]
7/31/2021	16.23	.21		.08	.29	(.21)	(.09)	(.30)	16.22	1.80 [8]	—	[9]	.28	[8]	1.29	[8]
7/31/2020	15.93	.29		.36	.65	(.30)	(.05)	(.35)	16.23	4.18 [8]	—	[9]	.30	[8]	1.89	[8]
7/31/2019	15.52	.35		.41	.76	(.35)	—	(.35)	15.93	4.99 [8]	—	[9]	.33	[8]	2.27	[8]
7/31/2018	15.77	.36		(.25)	.11	(.36)	—	(.36)	15.52	.68 [8]	—	[9]	.33	[8]	2.26	[8]
7/31/2017[3,10]	15.68	.12		.09	.21	(.12)	—	(.12)	15.77	1.32 [5,8]	—	[9]	.10	[5,8]	.74	[5,8]
Class F-1:
1/31/2022[3,4]	16.22	.06		(.45)	(.39)	(.06)	(.08)	(.14)	15.69	(2.45)[5]	73		.61	[6]	.69	6
7/31/2021	16.23	.15		.08	.23	(.15)	(.09)	(.24)	16.22	1.46	86		.61		.97
7/31/2020	15.93	.24		.36	.60	(.25)	(.05)	(.30)	16.23	3.85	97		.62		1.54
7/31/2019	15.52	.30		.41	.71	(.30)	—	(.30)	15.93	4.63	60		.67		1.93
7/31/2018	15.77	.30		(.25)	.05	(.30)	—	(.30)	15.52	.33	64		.66		1.93
7/31/2017	16.04	.31		(.27)	.04	(.31)	—	(.31)	15.77	.26	83		.67		1.96

See end of tables for footnotes.

American Funds Tax-Exempt Funds	369

Financial highlights (continued)

Limited Term Tax-Exempt Bond Fund of America (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2022[3,4]	$16.22	$.08	$(.45)	$(.37)	$(.08)	$(.08)	$(.16)	$15.69	(2.32)%[5]	$1,185	.34%[6]		.96%[6]
7/31/2021	16.23	.20	.08	.28	(.20)	(.09)	(.29)	16.22	1.74	1,185	.34		1.21
7/31/2020	15.93	.28	.36	.64	(.29)	(.05)	(.34)	16.23	4.12	777	.36		1.81
7/31/2019	15.52	.34	.41	.75	(.34)	—	(.34)	15.93	4.91	500	.39		2.20
7/31/2018	15.77	.34	(.25)	.09	(.34)	—	(.34)	15.52	.58	353	.41		2.18
7/31/2017	16.04	.35	(.27)	.08	(.35)	—	(.35)	15.77	.51	309	.42		2.22
Class F-3:
1/31/2022[3,4]	16.22	.09	(.45)	(.36)	(.09)	(.08)	(.17)	15.69	(2.27)[5]	966	.23	[6]	1.06	[6]
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	1,042	.24		1.27
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	422	.26		1.91
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02	308	.30		2.29
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70	187	.30		2.29
7/31/2017[3,11]	15.59	.19	.18	.37	(.19)	—	(.19)	15.77	2.37 [5]	112	.30	[6]	2.36	[6]
Class R-6:
1/31/2022[3,4]	16.22	.09	(.45)	(.36)	(.09)	(.08)	(.17)	15.69	(2.27)[5]	1,007	.23	[6]	1.06	[6]
7/31/2021	16.23	.21	.08	.29	(.21)	(.09)	(.30)	16.22	1.84	961	.24		1.31
7/31/2020	15.93	.30	.36	.66	(.31)	(.05)	(.36)	16.23	4.23	692	.26		1.88
7/31/2019	15.52	.36	.41	.77	(.36)	—	(.36)	15.93	5.02	307	.29		2.30
7/31/2018	15.77	.36	(.25)	.11	(.36)	—	(.36)	15.52	.70	284	.30		2.29
7/31/2017	16.04	.37	(.27)	.10	(.37)	—	(.37)	15.77	.63	296	.30		2.33

	Six months ended January 31,	Year ended July 31,
	2022[3,4,5]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes	23%	43%	56%	42%	28%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[9]	Amount less than $1 million.
[10]	Class T shares began investment operations on April 7, 2017.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

370	American Funds Tax-Exempt Funds

Financial highlights (continued)

The Tax-Exempt Bond Fund of America

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2022[3,4]	$13.78	$.13	$(.51)	$(.38)	$(.13)	$(.07)	$(.20)	$13.20	(2.81)%[5]	$14,537		.50%[6]		1.88%[6]
7/31/2021	13.54	.28	.26	.54	(.28)	(.02)	(.30)	13.78	4.06	14,558		.51		2.07
7/31/2020	13.29	.33	.25	.58	(.33)	—	(.33)	13.54	4.40	12,623		.52		2.46
7/31/2019	12.81	.37	.47	.84	(.36)	—	(.36)	13.29	6.71	10,868		.52		2.84
7/31/2018	12.98	.38	(.17)	.21	(.38)	—	(.38)	12.81	1.60	10,102		.53		2.91
7/31/2017	13.40	.40	(.42)	(.02)	(.40)	—	(.40)	12.98	(.09)	9,692		.53		3.12
Class C:
1/31/2022[3,4]	13.78	.08	(.51)	(.43)	(.08)	(.07)	(.15)	13.20	(3.17)[5]	348		1.25	[6]	1.13	[6]
7/31/2021	13.54	.18	.26	.44	(.18)	(.02)	(.20)	13.78	3.28	370		1.26		1.33
7/31/2020	13.29	.23	.25	.48	(.23)	—	(.23)	13.54	3.64	376		1.26		1.73
7/31/2019	12.81	.27	.47	.74	(.26)	—	(.26)	13.29	5.88	407		1.31		2.06
7/31/2018	12.98	.27	(.17)	.10	(.27)	—	(.27)	12.81	.80	432		1.32		2.12
7/31/2017	13.40	.30	(.42)	(.12)	(.30)	—	(.30)	12.98	(.88)	474		1.32		2.33
Class T:
1/31/2022[3,4]	13.78	.14	(.51)	(.37)	(.14)	(.07)	(.21)	13.20	(2.68)[5,7]	—	[8]	.25	[6,7]	2.12	[6,7]
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.32 [7]	—	[8]	.26	[7]	2.31	[7]
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.65 [7]	—	[8]	.27	[7]	2.70	[7]
7/31/2019	12.81	.40	.47	.87	(.39)	—	(.39)	13.29	6.93 [7]	—	[8]	.32	[7]	3.05	[7]
7/31/2018	12.98	.40	(.17)	.23	(.40)	—	(.40)	12.81	1.83 [7]	—	[8]	.32	[7]	3.12	[7]
7/31/2017[3,9]	12.85	.14	.13	.27	(.14)	—	(.14)	12.98	2.07 [5,7]	—	[8]	.10	[5,7]	1.06	[5,7]
Class F-1:
1/31/2022[3,4]	13.78	.12	(.51)	(.39)	(.12)	(.07)	(.19)	13.20	(2.85)[5]	260		.58	[6]	1.80	[6]
7/31/2021	13.54	.27	.26	.53	(.27)	(.02)	(.29)	13.78	3.97	270		.59		2.00
7/31/2020	13.29	.32	.25	.57	(.32)	—	(.32)	13.54	4.31	313		.60		2.39
7/31/2019	12.81	.36	.47	.83	(.35)	—	(.35)	13.29	6.58	338		.64		2.72
7/31/2018	12.98	.36	(.17)	.19	(.36)	—	(.36)	12.81	1.48	370		.65		2.80
7/31/2017	13.40	.39	(.43)	(.04)	(.38)	—	(.38)	12.98	(.22)	461		.66		2.99

See end of tables for footnotes.

American Funds Tax-Exempt Funds	371

Financial highlights (continued)

The Tax-Exempt Bond Fund of America (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2022[3,4]	$13.78	$.14	$(.51)	$(.37)	$(.14)	$(.07)	$(.21)	$13.20	(2.72)%[5]	$5,733	.32%[6]		2.05%[6]
7/31/2021	13.54	.31	.26	.57	(.31)	(.02)	(.33)	13.78	4.24	5,469	.33		2.24
7/31/2020	13.29	.35	.25	.60	(.35)	—	(.35)	13.54	4.59	3,814	.34		2.63
7/31/2019	12.81	.39	.47	.86	(.38)	—	(.38)	13.29	6.86	2,778	.38		2.98
7/31/2018	12.98	.39	(.17)	.22	(.39)	—	(.39)	12.81	1.74	2,177	.39		3.05
7/31/2017	13.40	.42	(.42)	— [10]	(.42)	—	(.42)	12.98	.03	1,909	.41		3.24
Class F-3:
1/31/2022[3,4]	13.78	.15	(.51)	(.36)	(.15)	(.07)	(.22)	13.20	(2.67)[5]	7,078	.22	[6]	2.16	[6]
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	6,718	.23		2.36
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	7,950	.24		2.74
7/31/2019	12.81	.41	.47	.88	(.40)	—	(.40)	13.29	6.97	6,570	.27		3.09
7/31/2018	12.98	.41	(.17)	.24	(.41)	—	(.41)	12.81	1.84	5,397	.28		3.11
7/31/2017[3,11]	12.75	.22	.23	.45	(.22)	—	(.22)	12.98	3.54 [5]	1,555	.29	[6]	3.34	[6]
Class R-6:
1/31/2022[3,4]	13.78	.15	(.51)	(.36)	(.15)	(.07)	(.22)	13.20	(2.67)[5]	717	.22	[6]	2.16	[6]
7/31/2021	13.54	.32	.26	.58	(.32)	(.02)	(.34)	13.78	4.35	638	.23		2.35
7/31/2020	13.29	.36	.25	.61	(.36)	—	(.36)	13.54	4.70	473	.24		2.76
7/31/2019	12.81	.41	.47	.88	(.40)	—	(.40)	13.29	6.97	685	.27		3.09
7/31/2018	12.98	.41	(.17)	.24	(.41)	—	(.41)	12.81	1.85	550	.28		3.15
7/31/2017	13.40	.44	(.43)	.01	(.43)	—	(.43)	12.98	.15	380	.29		3.36

	Six months ended January 31,	Year ended July 31,
	2022[3,4,5]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes	10%	21%	24%	20%	17%	20%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Amount less than $.01.
[11]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

372	American Funds Tax-Exempt Funds

Financial highlights (continued)

American High-Income Municipal Bond Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2022[3,4]	$17.20	$.23	$(.65)	$(.42)	$(.23)	$(.13)	$(.36)	$16.42	(2.46)%[5]		$6,023		.63%[6]		2.71%[6]
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.52		5,875		.65		2.91
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.68		4,871		.68		3.63
7/31/2019	15.78	.58	.54	1.12	(.57)	—	(.57)	16.33	7.28		4,637		.68		3.67
7/31/2018	15.73	.59	.04	.63	(.58)	—	(.58)	15.78	4.05		4,062		.69		3.72
7/31/2017	16.21	.60	(.49)	.11	(.59)	—	(.59)	15.73	.76		3,645		.67		3.86
Class C:
1/31/2022[3,4]	17.20	.17	(.65)	(.48)	(.17)	(.13)	(.30)	16.42	(2.81)[5]		201		1.33	[6]	2.01	[6]
7/31/2021	16.20	.36	1.04	1.40	(.37)	(.03)	(.40)	17.20	8.76		209		1.35		2.22
7/31/2020	16.33	.48	(.17)	.31	(.43)	(.01)	(.44)	16.20	1.97		203		1.38		2.93
7/31/2019	15.78	.47	.54	1.01	(.46)	—	(.46)	16.33	6.49		238		1.41		2.94
7/31/2018	15.73	.47	.04	.51	(.46)	—	(.46)	15.78	3.29		227		1.43		2.97
7/31/2017	16.21	.48	(.49)	(.01)	(.47)	—	(.47)	15.73	—		229		1.43		3.10
Class T:
1/31/2022[3,4]	17.20	.25	(.65)	(.40)	(.25)	(.13)	(.38)	16.42	(2.31)[5,7]		—	[8]	.32	[6,7]	3.02	[6,7]
7/31/2021	16.20	.53	1.04	1.57	(.54)	(.03)	(.57)	17.20	9.84	[7]	—	[8]	.35	[7]	3.21	[7]
7/31/2020	16.33	.64	(.17)	.47	(.59)	(.01)	(.60)	16.20	2.99	[7]	—	[8]	.38	[7]	3.92	[7]
7/31/2019	15.78	.62	.54	1.16	(.61)	—	(.61)	16.33	7.55	[7]	—	[8]	.42	[7]	3.93	[7]
7/31/2018	15.73	.63	.04	.67	(.62)	—	(.62)	15.78	4.34	[7]	—	[8]	.43	[7]	3.98	[7]
7/31/2017[3,9]	15.50	.20	.23	.43	(.20)	—	(.20)	15.73	2.77	[5,7]	—	[8]	.12	[5,7]	1.28	[5,7]
Class F-1:
1/31/2022[3,4]	17.20	.23	(.65)	(.42)	(.23)	(.13)	(.36)	16.42	(2.47)[5]		112		.66	[6]	2.68	[6]
7/31/2021	16.20	.48	1.04	1.52	(.49)	(.03)	(.52)	17.20	9.50		125		.68		2.90
7/31/2020	16.33	.59	(.17)	.42	(.54)	(.01)	(.55)	16.20	2.66		146		.70		3.60
7/31/2019	15.78	.57	.54	1.11	(.56)	—	(.56)	16.33	7.21		180		.74		3.61
7/31/2018	15.73	.58	.04	.62	(.57)	—	(.57)	15.78	3.99		208		.75		3.65
7/31/2017	16.21	.59	(.49)	.10	(.58)	—	(.58)	15.73	.68		234		.75		3.77

See end of tables for footnotes.

American Funds Tax-Exempt Funds	373

Financial highlights (continued)

American High-Income Municipal Bond Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2022[3,4]	$17.20	$.25	$(.65)	$(.40)	$(.25)	$(.13)	$(.38)	$16.42	(2.35)%[5]	$1,893	.39%[6]		2.95%[6]
7/31/2021	16.20	.52	1.04	1.56	(.53)	(.03)	(.56)	17.20	9.78	1,773	.41		3.13
7/31/2020	16.33	.63	(.17)	.46	(.58)	(.01)	(.59)	16.20	2.93	1,186	.44		3.86
7/31/2019	15.78	.61	.54	1.15	(.60)	—	(.60)	16.33	7.49	1,114	.47		3.87
7/31/2018	15.73	.62	.04	.66	(.61)	—	(.61)	15.78	4.26	798	.49		3.91
7/31/2017	16.21	.63	(.49)	.14	(.62)	—	(.62)	15.73	.93	605	.50		4.05
Class F-3:
1/31/2022[3,4]	17.20	.26	(.65)	(.39)	(.26)	(.13)	(.39)	16.42	(2.29)[5]	2,105	.29	[6]	3.05	[6]
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,914	.31		3.22
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	1,085	.33		3.97
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.60	897	.37		3.97
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37	646	.38		4.02
7/31/2017[3,10]	15.30	.32	.43	.75	(.32)	—	(.32)	15.73	4.96 [5]	421	.37	[6]	4.04	[6]
Class R-6:
1/31/2022[3,4]	17.20	.26	(.65)	(.39)	(.26)	(.13)	(.39)	16.42	(2.29)[5]	1,195	.29	[6]	3.06	[6]
7/31/2021	16.20	.54	1.04	1.58	(.55)	(.03)	(.58)	17.20	9.89	1,066	.31		3.25
7/31/2020	16.33	.65	(.17)	.48	(.60)	(.01)	(.61)	16.20	3.04	794	.33		3.98
7/31/2019	15.78	.63	.54	1.17	(.62)	—	(.62)	16.33	7.61	686	.37		3.98
7/31/2018	15.73	.64	.04	.68	(.63)	—	(.63)	15.78	4.37	550	.38		4.02
7/31/2017	16.21	.64	(.49)	.15	(.63)	—	(.63)	15.73	1.05	380	.38		4.16

	Six months ended January 31,	Year ended July 31,
	2022[3,4,5]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes	17%	24%	35%	20%	24%	30%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

374	American Funds Tax-Exempt Funds

Financial highlights (continued)

The Tax-Exempt Fund of California

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
1/31/2022[3,4]	$18.54	$.18	$(.67)	$(.49)	$(.18)	$(.07)	$(.25)	$17.80	(2.69)%[5]	$1,970		.57%[6]		1.96%[6]
7/31/2021	18.29	.38	.32	.70	(.38)	(.07)	(.45)	18.54	3.92	2,033		.58		2.10
7/31/2020	18.08	.43	.30	.73	(.43)	(.09)	(.52)	18.29	4.14	1,941		.61		2.40
7/31/2019	17.43	.50	.65	1.15	(.50)	—	(.50)	18.08	6.73	1,784		.59		2.88
7/31/2018	17.63	.51	(.20)	.31	(.51)	—	(.51)	17.43	1.77	1,678		.61		2.90
7/31/2017	18.21	.54	(.59)	(.05)	(.53)	—	(.53)	17.63	(.22)	1,641		.60		3.05
Class C:
1/31/2022[3,4]	18.54	.11	(.67)	(.56)	(.11)	(.07)	(.18)	17.80	(3.06)[5]	49		1.32	[6]	1.21	[6]
7/31/2021	18.29	.25	.32	.57	(.25)	(.07)	(.32)	18.54	3.14	54		1.33		1.35
7/31/2020	18.08	.30	.30	.60	(.30)	(.09)	(.39)	18.29	3.36	60		1.36		1.65
7/31/2019	17.43	.36	.65	1.01	(.36)	—	(.36)	18.08	5.90	69		1.38		2.10
7/31/2018	17.63	.37	(.20)	.17	(.37)	—	(.37)	17.43	.97	71		1.40		2.11
7/31/2017	18.21	.40	(.59)	(.19)	(.39)	—	(.39)	17.63	(1.00)	83		1.39		2.26
Class T:
1/31/2022[3,4]	18.54	.20	(.67)	(.47)	(.20)	(.07)	(.27)	17.80	(2.58)[5,7]	—	[8]	.34	[6,7]	2.19	[6,7]
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.17 [7]	—	[8]	.34	[7]	2.33	[7]
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.38 [7]	—	[8]	.37	[7]	2.62	[7]
7/31/2019	17.43	.54	.65	1.19	(.54)	—	(.54)	18.08	6.95 [7]	—	[8]	.39	[7]	3.09	[7]
7/31/2018	17.63	.54	(.20)	.34	(.54)	—	(.54)	17.43	1.98 [7]	—	[8]	.40	[7]	3.10	[7]
7/31/2017[3,9]	17.42	.18	.21	.39	(.18)	—	(.18)	17.63	2.24 [5,7]	—	[8]	.12	[5,7]	1.02	[5,7]
Class F-1:
1/31/2022[3,4]	18.54	.17	(.67)	(.50)	(.17)	(.07)	(.24)	17.80	(2.74)[5]	59		.67	[6]	1.86	[6]
7/31/2021	18.29	.37	.32	.69	(.37)	(.07)	(.44)	18.54	3.82	64		.67		2.01
7/31/2020	18.08	.42	.30	.72	(.42)	(.09)	(.51)	18.29	4.05	71		.70		2.31
7/31/2019	17.43	.48	.65	1.13	(.48)	—	(.48)	18.08	6.59	72		.72		2.76
7/31/2018	17.63	.49	(.20)	.29	(.49)	—	(.49)	17.43	1.64	75		.73		2.77
7/31/2017	18.21	.51	(.58)	(.07)	(.51)	—	(.51)	17.63	(.35)	76		.73		2.93

See end of tables for footnotes.

American Funds Tax-Exempt Funds	375

Financial highlights (continued)

The Tax-Exempt Fund of California (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class F-2:
1/31/2022[3,4]	$18.54	$.20	$(.67)	$(.47)	$(.20)	$(.07)	$(.27)	$17.80	(2.61)%[5]	$631	.40%[6]		2.13%[6]
7/31/2021	18.29	.42	.32	.74	(.42)	(.07)	(.49)	18.54	4.10	634	.40		2.27
7/31/2020	18.08	.47	.30	.77	(.47)	(.09)	(.56)	18.29	4.33	547	.42		2.58
7/31/2019	17.43	.53	.65	1.18	(.53)	—	(.53)	18.08	6.88	411	.45		3.02
7/31/2018	17.63	.53	(.20)	.33	(.53)	—	(.53)	17.43	1.89	257	.48		3.03
7/31/2017	18.21	.56	(.59)	(.03)	(.55)	—	(.55)	17.63	(.09)	200	.48		3.18
Class F-3:
1/31/2022[3,4]	18.54	.21	(.67)	(.46)	(.21)	(.07)	(.28)	17.80	(2.56)[5]	457	.30	[6]	2.23	[6]
7/31/2021	18.29	.43	.32	.75	(.43)	(.07)	(.50)	18.54	4.20	440	.31		2.36
7/31/2020	18.08	.48	.30	.78	(.48)	(.09)	(.57)	18.29	4.42	320	.33		2.67
7/31/2019	17.43	.55	.64	1.19	(.54)	—	(.54)	18.08	6.98	241	.36		3.11
7/31/2018	17.63	.55	(.20)	.35	(.55)	—	(.55)	17.43	2.01	174	.37		3.13
7/31/2017[3,10]	17.27	.29	.36	.65	(.29)	—	(.29)	17.63	3.79 [5]	124	.38	[6]	3.25	[6]

	Six months ended January 31,	Year ended July 31,
	2022[3,4,5]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes	10%	17%	26%	27%	14%	21%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Class T shares began investment operations on April 7, 2017.
[10]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

376	American Funds Tax-Exempt Funds

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class A:
1/31/2022[4,5]	$11.45	$.11	$(.50)	$(.39)	$(.11)	$(.08)		$(.19)	$10.87	(3.40)%[6]		$205		.69%[7]		.63%[7]		2.00%[7]
7/31/2021	11.10	.24	.35	.59	(.24)	—	[8]	(.24)	11.45	5.46		208		.67		.62		2.19
7/31/2020	11.02	.27	.07	.34	(.26)	—		(.26)	11.10	3.18		220		.67		.62		2.43
7/31/2019	10.61	.28	.41	.69	(.28)	—		(.28)	11.02	6.57		200		.67		.67		2.60
7/31/2018	10.80	.27	(.19)	.08	(.27)	—		(.27)	10.61	.75	[9]	183		.72	[9]	.69	[9]	2.52	[9]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	—		(.27)	10.80	(.39)[9]		169		.74	[9]	.69	[9]	2.55	[9]
Class C:
1/31/2022[4,5]	11.45	.07	(.50)	(.43)	(.07)	(.08)		(.15)	10.87	(3.76)[6]		11		1.44	[7]	1.38	[7]	1.26	[7]
7/31/2021	11.10	.16	.35	.51	(.16)	—	[8]	(.16)	11.45	4.67		11		1.42		1.37		1.43
7/31/2020	11.02	.19	.07	.26	(.18)	—		(.18)	11.10	2.41		10		1.42		1.37		1.68
7/31/2019	10.61	.19	.41	.60	(.19)	—		(.19)	11.02	5.74		12		1.46		1.45		1.81
7/31/2018	10.80	.19	(.19)	— [8]	(.19)	—		(.19)	10.61	(.04)		12		1.52		1.48		1.73
7/31/2017	11.12	.19	(.32)	(.13)	(.19)	—		(.19)	10.80	(1.17)		12		1.52		1.48		1.76
Class T:
1/31/2022[4,5]	11.45	.13	(.50)	(.37)	(.13)	(.08)		(.21)	10.87	(3.27)[6,9]		—	[10]	.44	[7,9]	.38	[7,9]	2.24	[7,9]
7/31/2021	11.10	.27	.35	.62	(.27)	—	[8]	(.27)	11.45	5.72	[9]	—	[10]	.42	[9]	.37	[9]	2.43	[9]
7/31/2020	11.02	.30	.07	.37	(.29)	—		(.29)	11.10	3.42	[9]	—	[10]	.42	[9]	.38	[9]	2.66	[9]
7/31/2019	10.61	.30	.41	.71	(.30)	—		(.30)	11.02	6.78	[9]	—	[10]	.47	[9]	.46	[9]	2.79	[9]
7/31/2018	10.80	.29	(.19)	.10	(.29)	—		(.29)	10.61	.98	[9]	—	[10]	.52	[9]	.48	[9]	2.73	[9]
7/31/2017[4,11]	10.68	.09	.13	.22	(.10)	—		(.10)	10.80	2.02	[6,9]	—	[10]	.19	[6,9]	.15	[6,9]	.87	[6,9]
Class F-1:
1/31/2022[4,5]	11.45	.11	(.50)	(.39)	(.11)	(.08)		(.19)	10.87	(3.40)[6,9]		2		.69	[7,9]	.63	[7,9]	2.00	[7,9]
7/31/2021	11.10	.24	.35	.59	(.24)	—	[8]	(.24)	11.45	5.44	[9]	3		.69	[9]	.63	[9]	2.16	[9]
7/31/2020	11.02	.27	.07	.34	(.26)	—		(.26)	11.10	3.16	[9]	2		.68	[9]	.64	[9]	2.41	[9]
7/31/2019	10.61	.27	.41	.68	(.27)	—		(.27)	11.02	6.52	[9]	2		.72	[9]	.71	[9]	2.55	[9]
7/31/2018	10.80	.26	(.19)	.07	(.26)	—		(.26)	10.61	.69	[9]	2		.79	[9]	.75	[9]	2.45	[9]
7/31/2017	11.12	.27	(.32)	(.05)	(.27)	—		(.27)	10.80	(.38)[9]		3		.73	[9]	.68	[9]	2.56	[9]

See end of tables for footnotes.

American Funds Tax-Exempt Funds	377

Financial highlights (continued)

American Funds Tax-Exempt Fund of New York (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[3]
Class F-2:
1/31/2022[4,5]	$11.45	$.12	$(.50)	$(.38)	$(.12)	$(.08)		$(.20)	$10.87	(3.31)%[6]	$32	.51%[7]		.45%[7]		2.18%[7]
7/31/2021	11.10	.26	.35	.61	(.26)	—	[8]	(.26)	11.45	5.65	31	.49		.44		2.36
7/31/2020	11.02	.29	.07	.36	(.28)	—		(.28)	11.10	3.36	27	.49		.45		2.60
7/31/2019	10.61	.29	.41	.70	(.29)	—		(.29)	11.02	6.74	29	.51		.51		2.75
7/31/2018	10.80	.29	(.19)	.10	(.29)	—		(.29)	10.61	.89	16	.59		.54		2.67
7/31/2017	11.12	.29	(.32)	(.03)	(.29)	—		(.29)	10.80	(.26)	11	.58		.56		2.68
Class F-3:
1/31/2022[4,5]	11.45	.13	(.50)	(.37)	(.13)	(.08)		(.21)	10.87	(3.26)[6]	40	.41	[7]	.35	[7]	2.28	[7]
7/31/2021	11.10	.28	.35	.63	(.28)	—	[8]	(.28)	11.45	5.76	39	.39		.34		2.46
7/31/2020	11.02	.31	.07	.38	(.30)	—		(.30)	11.10	3.46	33	.39		.35		2.71
7/31/2019	10.61	.30	.41	.71	(.30)	—		(.30)	11.02	6.83	32	.42		.42		2.84
7/31/2018	10.80	.30	(.19)	.11	(.30)	—		(.30)	10.61	1.00	26	.48		.44		2.78
7/31/2017[4,12]	10.58	.15	.22	.37	(.15)	—		(.15)	10.80	3.54 [6]	16	.58	[7]	.45	[7]	2.79	[7]

	Six months ended January 31,	Year ended July 31,
	2022[4,5,6]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes	9%	24%	27%	16%	21%	27%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of miscellaneous fees and expenses.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.

See notes to financial statements.

378	American Funds Tax-Exempt Funds

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (August 1, 2021, through January 31, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Tax-Exempt Funds	379

Expense example (continued)

American Funds Short-Term Tax-Exempt Bond Fund

	Beginning account value 8/1/2021	Ending account value 1/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$982.88	$2.80	.56%
Class A – assumed 5% return	1,000.00	1,022.38	2.85	.56
Class T – actual return	1,000.00	983.65	2.05	.41
Class T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class F-1 – actual return	1,000.00	981.94	3.75	.75
Class F-1 – assumed 5% return	1,000.00	1,021.42	3.82	.75
Class F-2 – actual return	1,000.00	983.46	2.25	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	983.81	1.90	.38
Class F-3 – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class R-6 – actual return	1,000.00	983.81	1.90	.38
Class R-6 – assumed 5% return	1,000.00	1,023.29	1.94	.38

Limited Term Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2021	Ending account value 1/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$975.65	$2.84	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	972.23	6.31	1.27
Class C – assumed 5% return	1,000.00	1,018.80	6.46	1.27
Class T – actual return	1,000.00	977.11	1.30	.26
Class T – assumed 5% return	1,000.00	1,023.89	1.33	.26
Class F-1 – actual return	1,000.00	975.46	3.04	.61
Class F-1 – assumed 5% return	1,000.00	1,022.13	3.11	.61
Class F-2 – actual return	1,000.00	976.80	1.69	.34
Class F-2 – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-3 – actual return	1,000.00	977.33	1.15	.23
Class F-3 – assumed 5% return	1,000.00	1,024.05	1.17	.23
Class R-6 – actual return	1,000.00	977.33	1.15	.23
Class R-6 – assumed 5% return	1,000.00	1,024.05	1.17	.23

The Tax-Exempt Bond Fund of America

	Beginning account value 8/1/2021	Ending account value 1/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$971.94	$2.49	.50%
Class A – assumed 5% return	1,000.00	1,022.68	2.55	.50
Class C – actual return	1,000.00	968.29	6.20	1.25
Class C – assumed 5% return	1,000.00	1,018.90	6.36	1.25
Class T – actual return	1,000.00	973.16	1.24	.25
Class T – assumed 5% return	1,000.00	1,023.95	1.28	.25
Class F-1 – actual return	1,000.00	971.55	2.88	.58
Class F-1 – assumed 5% return	1,000.00	1,022.28	2.96	.58
Class F-2 – actual return	1,000.00	972.80	1.59	.32
Class F-2 – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-3 – actual return	1,000.00	973.33	1.09	.22
Class F-3 – assumed 5% return	1,000.00	1,024.10	1.12	.22
Class R-6 – actual return	1,000.00	973.33	1.09	.22
Class R-6 – assumed 5% return	1,000.00	1,024.10	1.12	.22

See end of tables for footnote.

380	American Funds Tax-Exempt Funds

Expense example (continued)

American High-Income Municipal Bond Fund

	Beginning account value 8/1/2021	Ending account value 1/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$975.40	$3.14	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	971.92	6.61	1.33
Class C – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class T – actual return	1,000.00	976.89	1.59	.32
Class T – assumed 5% return	1,000.00	1,023.59	1.63	.32
Class F-1 – actual return	1,000.00	975.25	3.29	.66
Class F-1 – assumed 5% return	1,000.00	1,021.88	3.36	.66
Class F-2 – actual return	1,000.00	976.55	1.94	.39
Class F-2 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-3 – actual return	1,000.00	977.06	1.45	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class R-6 – actual return	1,000.00	977.06	1.45	.29
Class R-6 – assumed 5% return	1,000.00	1,023.74	1.48	.29

The Tax-Exempt Fund of California

	Beginning account value 8/1/2021	Ending account value 1/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$973.11	$2.83	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	969.39	6.55	1.32
Class C – assumed 5% return	1,000.00	1,018.55	6.72	1.32
Class T – actual return	1,000.00	974.25	1.69	.34
Class T – assumed 5% return	1,000.00	1,023.49	1.73	.34
Class F-1 – actual return	1,000.00	972.63	3.33	.67
Class F-1 – assumed 5% return	1,000.00	1,021.83	3.41	.67
Class F-2 – actual return	1,000.00	973.94	1.99	.40
Class F-2 – assumed 5% return	1,000.00	1,023.19	2.04	.40
Class F-3 – actual return	1,000.00	974.41	1.49	.30
Class F-3 – assumed 5% return	1,000.00	1,023.69	1.53	.30

American Funds Tax-Exempt Fund of New York

	Beginning account value 8/1/2021	Ending account value 1/31/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$966.05	$3.12	.63%
Class A – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class C – actual return	1,000.00	962.41	6.83	1.38
Class C – assumed 5% return	1,000.00	1,018.25	7.02	1.38
Class T – actual return	1,000.00	967.26	1.88	.38
Class T – assumed 5% return	1,000.00	1,023.29	1.94	.38
Class F-1 – actual return	1,000.00	966.05	3.12	.63
Class F-1 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class F-2 – actual return	1,000.00	966.93	2.23	.45
Class F-2 – assumed 5% return	1,000.00	1,022.94	2.29	.45
Class F-3 – actual return	1,000.00	967.43	1.74	.35
Class F-3 – assumed 5% return	1,000.00	1,023.44	1.79	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Tax-Exempt Funds	381

Liquidity Risk Management Program

The funds have adopted a liquidity risk management program (the “program”). Each fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

Each fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

382	American Funds Tax-Exempt Funds

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American Funds Tax-Exempt Funds	383

Offices of the funds

STEX, LTEX, TEBF, AHIM, TEFCA
333 South Hope Street
Los Angeles, CA 90071-1406

TEFNY

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodians of assets

STEX, LTEX, TEBF, AHIM, TEFCA
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

TEFNY
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

384	American Funds Tax-Exempt Funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the funds’ prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Each fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Short-Term Tax-Exempt Bond Fund, Limited Term Tax-Exempt Bond Fund of America, The Tax-Exempt Bond Fund of America, American High-Income Municipal Bond Fund, The Tax-Exempt Fund of California and American Funds Tax-Exempt Fund of New York, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after March 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: March 31, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_________________
Kristine M. Nishiyama, Principal Executive Officer

Date: March 31, 2022

By ___/s/ Brian C. Janssen __________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: March 31, 2022